Schwab Capital Trust
Schwab S&P 500 Index Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 2.6%
Aptiv plc *	498,104	52,246,129
BorgWarner, Inc.	443,555	17,059,125
Ford Motor Co.	7,273,886	106,853,385
General Motors Co. *	2,685,680	97,382,757
Tesla, Inc. *	1,545,596	1,377,821,554
		1,651,362,950

Banks 3.6%
Bank of America Corp.	13,058,122	441,495,105
Citigroup, Inc.	3,576,540	185,622,426
Citizens Financial Group, Inc.	901,217	34,219,209
Comerica, Inc.	241,284	18,764,657
Fifth Third Bancorp	1,266,260	43,204,791
First Republic Bank	331,053	53,865,633
Huntington Bancshares, Inc.	2,644,336	35,143,225
JPMorgan Chase & Co.	5,409,274	624,013,849
KeyCorp	1,712,961	31,347,186
M&T Bank Corp.	330,851	58,709,511
Regions Financial Corp.	1,726,078	36,558,332
Signature Bank	115,859	21,499,955
SVB Financial Group *	108,167	43,650,793
The PNC Financial Services Group, Inc.	761,737	126,402,638
Truist Financial Corp.	2,452,534	123,779,391
U.S. Bancorp	2,489,885	117,522,572
Wells Fargo & Co.	6,981,172	306,264,016
Zions Bancorp NA	280,374	15,294,402
		2,317,357,691

Capital Goods 5.3%
3M Co.	1,048,077	150,126,549
A.O. Smith Corp.	240,561	15,220,294
Allegion plc	162,037	17,127,311
AMETEK, Inc.	426,088	52,621,868
Carrier Global Corp.	1,564,039	63,390,501
Caterpillar, Inc.	982,403	194,761,395
Cummins, Inc.	260,242	57,594,157
Deere & Co.	514,215	176,468,304
Dover Corp.	264,973	35,421,591
Eaton Corp. plc	735,006	109,067,540
Emerson Electric Co.	1,094,169	98,551,802
Fastenal Co.	1,061,721	54,529,991
Fortive Corp.	658,907	42,466,556
Fortune Brands Home & Security, Inc.	241,526	16,829,532
Generac Holdings, Inc. *	117,346	31,483,932
General Dynamics Corp.	424,537	96,229,802
General Electric Co.	2,027,538	149,855,334
Honeywell International, Inc.	1,253,834	241,312,892
SECURITY	NUMBER OF SHARES	VALUE ($)
Howmet Aerospace, Inc.	691,785	25,685,977
Huntington Ingalls Industries, Inc.	74,060	16,059,170
IDEX Corp.	139,674	29,156,947
Illinois Tool Works, Inc.	521,895	108,428,905
Ingersoll Rand, Inc.	746,116	37,156,577
Johnson Controls International plc	1,282,422	69,135,370
L3Harris Technologies, Inc.	355,355	85,274,539
Lockheed Martin Corp.	436,178	180,494,818
Masco Corp.	434,067	24,038,630
Nordson Corp.	99,583	23,002,677
Northrop Grumman Corp.	269,145	128,893,540
Otis Worldwide Corp.	779,689	60,948,289
PACCAR, Inc.	641,233	58,685,644
Parker-Hannifin Corp.	236,646	68,411,992
Pentair plc	302,889	14,808,243
Quanta Services, Inc.	264,119	36,641,229
Raytheon Technologies Corp.	2,738,424	255,248,501
Rockwell Automation, Inc.	213,722	54,558,952
Snap-on, Inc.	98,113	21,982,218
Stanley Black & Decker, Inc.	277,485	27,007,615
Textron, Inc.	395,597	25,966,987
The Boeing Co. *	1,024,316	163,183,782
Trane Technologies plc	431,248	63,389,144
TransDigm Group, Inc. *	95,640	59,520,598
United Rentals, Inc. *	131,620	42,469,825
W.W. Grainger, Inc.	78,915	42,892,670
Westinghouse Air Brake Technologies Corp.	335,663	31,374,421
Xylem, Inc.	331,000	30,461,930
		3,387,938,541

Commercial & Professional Services 0.8%
Cintas Corp.	160,296	68,204,345
Copart, Inc. *	392,798	50,317,424
Equifax, Inc.	224,871	46,977,801
Jacobs Engineering Group, Inc.	236,391	32,456,484
Leidos Holdings, Inc.	251,206	26,879,042
Nielsen Holdings plc	664,836	15,922,822
Republic Services, Inc.	384,536	53,319,762
Robert Half International, Inc.	204,070	16,150,100
Rollins, Inc.	417,978	16,121,411
Verisk Analytics, Inc.	291,240	55,408,410
Waste Management, Inc.	703,600	115,784,416
		497,542,017

Consumer Durables & Apparel 0.8%
D.R. Horton, Inc.	588,831	45,946,483
Garmin Ltd.	280,463	27,378,798
Hasbro, Inc.	241,396	19,002,693
Lennar Corp., Class A	475,359	40,405,515
Mohawk Industries, Inc. *	95,310	12,245,429
Newell Brands, Inc.	680,835	13,759,675
NIKE, Inc., Class B	2,337,104	268,579,992
NVR, Inc. *	5,688	24,987,953

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PulteGroup, Inc.	438,222	19,115,244
PVH Corp.	123,048	7,619,132
Ralph Lauren Corp.	85,195	8,402,783
Tapestry, Inc.	465,077	15,640,539
VF Corp.	593,137	26,501,361
Whirlpool Corp.	103,660	17,919,704
		547,505,301

Consumer Services 1.8%
Booking Holdings, Inc. *	74,825	144,838,004
Caesars Entertainment, Inc. *	395,694	18,079,259
Carnival Corp. *	1,793,984	16,253,495
Chipotle Mexican Grill, Inc. *	51,525	80,596,435
Darden Restaurants, Inc.	229,316	28,547,549
Domino’s Pizza, Inc.	66,305	25,998,854
Expedia Group, Inc. *	278,574	29,542,773
Hilton Worldwide Holdings, Inc.	513,076	65,709,643
Las Vegas Sands Corp. *	632,935	23,855,320
Marriott International, Inc., Class A	506,472	80,437,883
McDonald’s Corp.	1,361,957	358,698,615
MGM Resorts International	651,824	21,334,199
Norwegian Cruise Line Holdings Ltd. *	772,695	9,388,244
Penn National Gaming, Inc. *	298,451	10,311,482
Royal Caribbean Cruises Ltd. *	415,651	16,089,850
Starbucks Corp.	2,112,233	179,075,114
Wynn Resorts Ltd. *	194,564	12,350,923
Yum! Brands, Inc.	525,564	64,402,613
		1,185,510,255

Diversified Financials 5.0%
American Express Co.	1,123,386	173,023,912
Ameriprise Financial, Inc.	202,807	54,741,666
Berkshire Hathaway, Inc., Class B *	3,332,027	1,001,607,316
BlackRock, Inc.	262,391	175,586,809
Capital One Financial Corp.	724,091	79,526,915
Cboe Global Markets, Inc.	196,107	24,195,682
CME Group, Inc.	662,115	132,078,700
Discover Financial Services	518,266	52,344,866
FactSet Research Systems, Inc.	69,658	29,930,649
Franklin Resources, Inc.	514,979	14,136,174
Intercontinental Exchange, Inc.	1,028,520	104,898,755
Invesco Ltd.	622,268	11,039,034
MarketAxess Holdings, Inc.	69,429	18,799,985
Moody's Corp.	295,782	91,766,366
Morgan Stanley	2,577,710	217,300,953
MSCI, Inc.	149,552	71,985,360
Nasdaq, Inc.	211,997	38,350,257
Northern Trust Corp.	383,099	38,225,618
Raymond James Financial, Inc.	357,388	35,191,996
S&P Global, Inc.	639,389	241,004,896
State Street Corp.	677,561	48,133,933
Synchrony Financial	921,696	30,858,382
T. Rowe Price Group, Inc.	419,350	51,777,145
The Bank of New York Mellon Corp.	1,370,535	59,563,451
The Charles Schwab Corp. (a)	2,770,646	191,313,106
The Goldman Sachs Group, Inc.	632,637	210,914,849
		3,198,296,775

Energy 4.3%
APA Corp.	622,039	23,121,190
Baker Hughes Co.	1,726,803	44,361,569
Chevron Corp.	3,618,581	592,651,196
ConocoPhillips	2,382,304	232,107,879
Coterra Energy, Inc.	1,480,966	45,302,750
Devon Energy Corp.	1,131,285	71,101,262
SECURITY	NUMBER OF SHARES	VALUE ($)
Diamondback Energy, Inc.	306,622	39,253,748
EOG Resources, Inc.	1,078,822	119,986,583
Exxon Mobil Corp.	7,758,236	752,005,816
Halliburton Co.	1,657,764	48,572,485
Hess Corp.	510,987	57,470,708
Kinder Morgan, Inc.	3,594,292	64,661,313
Marathon Oil Corp.	1,300,430	32,250,664
Marathon Petroleum Corp.	996,434	91,333,141
Occidental Petroleum Corp.	1,640,108	107,837,101
ONEOK, Inc.	823,978	49,224,446
Phillips 66	886,399	78,889,511
Pioneer Natural Resources Co.	414,457	98,205,586
Schlumberger N.V.	2,603,175	96,395,570
The Williams Cos., Inc.	2,244,300	76,508,187
Valero Energy Corp.	751,808	83,277,772
		2,804,518,477

Food & Staples Retailing 1.5%
Costco Wholesale Corp.	816,322	441,875,099
Sysco Corp.	938,420	79,671,858
The Kroger Co.	1,209,756	56,181,069
Walgreens Boots Alliance, Inc.	1,322,191	52,385,207
Walmart, Inc.	2,585,357	341,396,392
		971,509,625

Food, Beverage & Tobacco 3.5%
Altria Group, Inc.	3,335,080	146,276,609
Archer-Daniels-Midland Co.	1,036,601	85,799,465
Brown-Forman Corp., Class B	336,150	24,949,053
Campbell Soup Co.	371,513	18,334,166
Conagra Brands, Inc.	882,971	30,206,438
Constellation Brands, Inc., Class A	299,880	73,863,443
General Mills, Inc.	1,108,999	82,942,035
Hormel Foods Corp.	521,061	25,709,150
Kellogg Co.	465,516	34,410,943
Keurig Dr Pepper, Inc.	1,360,457	52,704,104
Lamb Weston Holdings, Inc.	266,515	21,230,585
McCormick & Co., Inc. - Non Voting Shares	462,012	40,356,748
Molson Coors Beverage Co., Class B	347,461	20,760,795
Mondelez International, Inc., Class A	2,547,977	163,172,447
Monster Beverage Corp. *	693,076	69,044,231
PepsiCo, Inc.	2,546,232	445,488,751
Philip Morris International, Inc.	2,855,212	277,383,846
The Coca-Cola Co.	7,185,097	461,067,674
The Hershey Co.	269,071	61,337,425
The JM Smucker Co.	199,608	26,412,130
The Kraft Heinz Co.	1,309,208	48,218,131
Tyson Foods, Inc., Class A	537,812	47,332,834
		2,257,001,003

Health Care Equipment & Services 6.0%
Abbott Laboratories	3,224,890	350,997,028
ABIOMED, Inc. *	83,913	24,587,348
Align Technology, Inc. *	134,695	37,845,254
AmerisourceBergen Corp.	277,108	40,438,370
Baxter International, Inc.	928,180	54,447,039
Becton, Dickinson & Co.	525,072	128,280,340
Boston Scientific Corp. *	2,633,377	108,100,126
Cardinal Health, Inc.	500,756	29,825,027
Centene Corp. *	1,077,592	100,183,728
Cigna Corp.	584,468	160,939,109
CVS Health Corp.	2,415,259	231,091,981
DaVita, Inc. *	110,575	9,305,992
Dentsply Sirona, Inc.	397,775	14,383,544
DexCom, Inc. *	723,598	59,392,924

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Edwards Lifesciences Corp. *	1,145,392	115,157,712
Elevance Health, Inc.	444,086	211,873,431
HCA Healthcare, Inc.	419,137	89,033,082
Henry Schein, Inc. *	253,741	20,002,403
Hologic, Inc. *	458,205	32,706,673
Humana, Inc.	233,007	112,309,374
IDEXX Laboratories, Inc. *	154,850	61,813,023
Intuitive Surgical, Inc. *	661,218	152,192,547
Laboratory Corp. of America Holdings	171,146	44,872,770
McKesson Corp.	267,852	91,492,886
Medtronic plc	2,470,687	228,587,961
Molina Healthcare, Inc. *	107,896	35,359,677
Quest Diagnostics, Inc.	215,710	29,459,515
ResMed, Inc.	269,643	64,854,534
STERIS plc	184,846	41,710,500
Stryker Corp.	619,887	133,120,733
Teleflex, Inc.	86,170	20,720,438
The Cooper Cos., Inc.	90,590	29,622,930
UnitedHealth Group, Inc.	1,727,941	937,131,522
Universal Health Services, Inc., Class B	124,262	13,975,747
Zimmer Biomet Holdings, Inc.	385,100	42,511,189
		3,858,326,457

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	446,216	39,253,622
Colgate-Palmolive Co.	1,543,269	121,517,001
Kimberly-Clark Corp.	620,546	81,781,757
The Clorox Co.	226,278	32,095,272
The Estee Lauder Cos., Inc., Class A	427,091	116,638,552
The Procter & Gamble Co.	4,418,954	613,836,900
		1,005,123,104

Insurance 2.0%
Aflac, Inc.	1,092,561	62,603,745
American International Group, Inc.	1,459,603	75,563,647
Aon plc, Class A	391,209	113,857,467
Arthur J. Gallagher & Co.	387,259	69,315,489
Assurant, Inc.	99,763	17,536,340
Brown & Brown, Inc.	432,396	28,148,980
Chubb Ltd.	780,291	147,194,094
Cincinnati Financial Corp.	274,108	26,681,673
Everest Re Group Ltd.	72,648	18,986,555
Globe Life, Inc.	167,415	16,863,713
Lincoln National Corp.	298,999	15,350,609
Loews Corp.	356,838	20,785,814
Marsh & McLennan Cos., Inc.	924,391	151,563,148
MetLife, Inc.	1,273,325	80,537,806
Principal Financial Group, Inc.	431,792	28,904,157
Prudential Financial, Inc.	691,078	69,100,889
The Allstate Corp.	507,022	59,306,363
The Hartford Financial Services Group, Inc.	604,387	38,964,830
The Progressive Corp.	1,077,390	123,964,493
The Travelers Cos., Inc.	442,228	70,181,584
W.R. Berkley Corp.	385,017	24,075,113
Willis Towers Watson plc	204,931	42,408,421
		1,301,894,930

Materials 2.5%
Air Products & Chemicals, Inc.	408,403	101,377,877
Albemarle Corp.	216,080	52,790,505
Amcor plc	2,774,404	35,928,532
Avery Dennison Corp.	150,033	28,575,285
Ball Corp.	587,608	43,142,179
SECURITY	NUMBER OF SHARES	VALUE ($)
Celanese Corp.	199,142	23,401,176
CF Industries Holdings, Inc.	383,393	36,610,198
Corteva, Inc.	1,333,509	76,743,443
Dow, Inc.	1,341,689	71,391,272
DuPont de Nemours, Inc.	937,885	57,426,698
Eastman Chemical Co.	237,873	22,819,157
Ecolab, Inc.	457,928	75,635,968
FMC Corp.	231,905	25,764,645
Freeport-McMoRan, Inc.	2,670,237	84,245,977
International Flavors & Fragrances, Inc.	469,890	58,289,854
International Paper Co.	681,145	29,132,572
Linde plc	926,899	279,923,498
LyondellBasell Industries N.V., Class A	475,601	42,385,561
Martin Marietta Materials, Inc.	114,630	40,358,930
Newmont Corp.	1,462,315	66,213,623
Nucor Corp.	490,486	66,607,999
Packaging Corp. of America	172,442	24,247,070
PPG Industries, Inc.	435,582	56,316,397
Sealed Air Corp.	268,918	16,436,268
The Mosaic Co.	665,298	35,034,593
The Sherwin-Williams Co.	440,767	106,639,168
Vulcan Materials Co.	245,460	40,581,902
WestRock Co.	469,978	19,908,268
		1,617,928,615

Media & Entertainment 7.2%
Activision Blizzard, Inc.	1,440,022	115,129,759
Alphabet, Inc., Class A *	11,078,740	1,288,679,037
Alphabet, Inc., Class C *	10,158,240	1,184,857,114
Charter Communications, Inc., Class A *	213,350	92,188,535
Comcast Corp., Class A	8,233,701	308,928,461
DISH Network Corp., Class A *	462,967	8,041,737
Electronic Arts, Inc.	518,283	68,014,278
Fox Corp., Class A	578,145	19,142,381
Fox Corp., Class B	262,348	8,106,553
Live Nation Entertainment, Inc. *	252,152	23,699,766
Match Group, Inc. *	524,903	38,480,639
Meta Platforms, Inc., Class A *	4,224,262	672,080,084
Netflix, Inc. *	818,362	184,049,614
News Corp., Class A	717,362	12,295,585
News Corp., Class B	216,271	3,737,163
Omnicom Group, Inc.	378,452	26,431,088
Paramount Global, Class B	1,117,782	26,435,544
Take-Two Interactive Software, Inc. *	290,556	38,565,498
The Interpublic Group of Cos., Inc.	726,171	21,690,728
The Walt Disney Co. *	3,354,885	355,953,298
Twitter, Inc. *	1,406,577	58,527,669
Warner Bros Discovery, Inc. *	4,070,893	61,063,395
		4,616,097,926

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
AbbVie, Inc.	3,254,598	467,067,359
Agilent Technologies, Inc.	553,017	74,159,580
Amgen, Inc.	983,818	243,465,440
Biogen, Inc. *	270,052	58,077,383
Bio-Rad Laboratories, Inc., Class A *	39,770	22,400,850
Bio-Techne Corp.	72,082	27,771,753
Bristol-Myers Squibb Co.	3,921,379	289,319,343
Catalent, Inc. *	329,404	37,255,592
Charles River Laboratories International, Inc. *	93,641	23,460,816
Danaher Corp.	1,191,713	347,348,588
Eli Lilly & Co.	1,452,530	478,884,616
Gilead Sciences, Inc.	2,309,825	138,012,044

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Illumina, Inc. *	289,652	62,761,795
Incyte Corp. *	346,961	26,951,930
IQVIA Holdings, Inc. *	348,689	83,779,506
Johnson & Johnson	4,846,379	845,790,063
Merck & Co., Inc.	4,657,562	416,106,589
Mettler-Toledo International, Inc. *	41,819	56,444,359
Moderna, Inc. *	637,408	104,592,279
Organon & Co.	465,071	14,752,052
PerkinElmer, Inc.	231,821	35,508,023
Pfizer, Inc.	10,334,329	521,986,958
Regeneron Pharmaceuticals, Inc. *	198,975	115,741,768
Thermo Fisher Scientific, Inc.	720,963	431,431,469
Vertex Pharmaceuticals, Inc. *	471,111	132,104,235
Viatris, Inc.	2,232,143	21,629,466
Waters Corp. *	111,207	40,482,684
West Pharmaceutical Services, Inc.	136,718	46,970,836
Zoetis, Inc.	866,891	158,250,952
		5,322,508,328

Real Estate 2.9%
Alexandria Real Estate Equities, Inc.	272,937	45,247,496
American Tower Corp.	855,883	231,798,793
AvalonBay Communities, Inc.	257,859	55,166,354
Boston Properties, Inc.	262,230	23,904,887
Camden Property Trust	195,659	27,607,485
CBRE Group, Inc., Class A	603,007	51,629,459
Crown Castle International Corp.	797,559	144,087,009
Digital Realty Trust, Inc.	524,636	69,488,038
Duke Realty Corp.	709,631	44,394,515
Equinix, Inc.	167,672	117,997,493
Equity Residential	631,379	49,493,800
Essex Property Trust, Inc.	120,066	34,402,511
Extra Space Storage, Inc.	246,771	46,768,040
Federal Realty OP LP	132,239	13,965,761
Healthpeak Properties, Inc.	993,507	27,450,598
Host Hotels & Resorts, Inc.	1,315,690	23,432,439
Iron Mountain, Inc.	533,963	25,891,866
Kimco Realty Corp.	1,137,986	25,160,870
Mid-America Apartment Communities, Inc.	212,095	39,392,404
Prologis, Inc.	1,363,559	180,753,381
Public Storage	281,298	91,818,480
Realty Income Corp.	1,108,045	81,984,250
Regency Centers Corp.	286,065	18,431,168
SBA Communications Corp.	198,740	66,734,905
Simon Property Group, Inc.	605,172	65,745,886
UDR, Inc.	550,981	26,667,480
Ventas, Inc.	734,546	39,503,884
VICI Properties, Inc.	1,775,136	60,691,900
Vornado Realty Trust	292,669	8,894,211
Welltower, Inc.	836,552	72,227,900
Weyerhaeuser Co.	1,373,214	49,875,133
		1,860,608,396

Retailing 6.2%
Advance Auto Parts, Inc.	112,504	21,783,024
Amazon.com, Inc. *	16,115,687	2,174,811,961
AutoZone, Inc. *	36,573	78,170,764
Bath & Body Works, Inc.	440,918	15,670,226
Best Buy Co., Inc.	372,204	28,655,986
CarMax, Inc. *	295,062	29,370,471
Dollar General Corp.	421,408	104,690,389
Dollar Tree, Inc. *	414,788	68,589,344
eBay, Inc.	1,032,909	50,230,365
Etsy, Inc. *	233,602	24,229,199
Genuine Parts Co.	261,440	39,966,333
LKQ Corp.	478,641	26,248,672
SECURITY	NUMBER OF SHARES	VALUE ($)
Lowe’s Cos., Inc.	1,217,800	233,245,234
O'Reilly Automotive, Inc. *	121,101	85,205,453
Pool Corp.	73,718	26,368,929
Ross Stores, Inc.	648,070	52,662,168
Target Corp.	851,686	139,148,459
The Home Depot, Inc.	1,903,279	572,772,782
The TJX Cos., Inc.	2,163,551	132,322,779
Tractor Supply Co.	205,627	39,373,458
Ulta Beauty, Inc. *	95,982	37,328,360
		3,980,844,356

Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc. *	2,984,970	281,990,116
Analog Devices, Inc.	963,876	165,748,117
Applied Materials, Inc.	1,627,191	172,449,702
Broadcom, Inc.	751,960	402,659,541
Enphase Energy, Inc. *	249,050	70,775,029
Intel Corp.	7,530,711	273,440,116
KLA Corp.	274,961	105,458,542
Lam Research Corp.	255,524	127,892,317
Microchip Technology, Inc.	1,024,835	70,570,138
Micron Technology, Inc.	2,056,838	127,235,999
Monolithic Power Systems, Inc.	80,591	37,452,250
NVIDIA Corp.	4,612,042	837,685,188
NXP Semiconductors N.V.	483,686	88,940,182
ON Semiconductor Corp. *	801,709	53,538,127
Qorvo, Inc. *	200,207	20,835,543
QUALCOMM, Inc.	2,062,890	299,242,823
Skyworks Solutions, Inc.	295,775	32,203,982
SolarEdge Technologies, Inc. *	101,799	36,660,874
Teradyne, Inc.	294,431	29,705,144
Texas Instruments, Inc.	1,698,232	303,796,722
		3,538,280,452

Software & Services 13.4%
Accenture plc, Class A	1,166,630	357,292,104
Adobe, Inc. *	870,296	356,925,795
Akamai Technologies, Inc. *	294,553	28,341,890
ANSYS, Inc. *	159,896	44,609,385
Autodesk, Inc. *	400,778	86,696,297
Automatic Data Processing, Inc.	769,483	185,537,741
Broadridge Financial Solutions, Inc.	215,396	34,581,828
Cadence Design Systems, Inc. *	508,134	94,553,575
Ceridian HCM Holding, Inc. *	254,339	13,930,147
Citrix Systems, Inc.	229,858	23,309,900
Cognizant Technology Solutions Corp., Class A	960,484	65,274,492
DXC Technology Co. *	451,740	14,274,984
EPAM Systems, Inc. *	105,039	36,684,871
Fidelity National Information Services, Inc.	1,125,000	114,930,000
Fiserv, Inc. *	1,071,672	113,254,297
FleetCor Technologies, Inc. *	142,142	31,284,033
Fortinet, Inc. *	1,227,436	73,216,557
Gartner, Inc. *	148,723	39,482,982
Global Payments, Inc.	518,999	63,483,958
International Business Machines Corp.	1,656,553	216,660,567
Intuit, Inc.	520,958	237,645,411
Jack Henry & Associates, Inc.	133,943	27,829,337
Mastercard, Inc., Class A	1,581,708	559,592,473
Microsoft Corp.	13,774,882	3,867,160,373
NortonLifeLock, Inc.	1,073,159	26,324,590
Oracle Corp.	2,899,458	225,693,811
Paychex, Inc.	592,017	75,943,941
Paycom Software, Inc. *	88,504	29,249,687
PayPal Holdings, Inc. *	2,133,140	184,580,604

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PTC, Inc. *	193,515	23,875,881
Roper Technologies, Inc.	195,116	85,201,304
Salesforce, Inc. *	1,830,014	336,759,176
ServiceNow, Inc. *	369,291	164,947,518
Synopsys, Inc. *	282,099	103,671,382
Tyler Technologies, Inc. *	76,252	30,424,548
VeriSign, Inc. *	175,135	33,128,536
Visa, Inc., Class A	3,031,092	642,924,924
		8,649,278,899

Technology Hardware & Equipment 8.9%
Amphenol Corp., Class A	1,100,652	84,893,289
Apple Inc.	28,319,626	4,602,222,421
Arista Networks, Inc. *	413,626	48,241,200
CDW Corp.	248,303	45,074,444
Cisco Systems, Inc.	7,651,619	347,153,954
Corning, Inc.	1,402,493	51,555,643
F5, Inc. *	110,894	18,559,220
Hewlett Packard Enterprise Co.	2,389,266	34,023,148
HP, Inc.	1,942,521	64,860,776
Juniper Networks, Inc.	595,437	16,690,099
Keysight Technologies, Inc. *	335,703	54,585,308
Motorola Solutions, Inc.	308,357	73,570,896
NetApp, Inc.	408,931	29,169,048
Seagate Technology Holdings plc	363,232	29,051,295
TE Connectivity Ltd.	593,721	79,398,309
Teledyne Technologies, Inc. *	86,100	33,699,540
Trimble, Inc. *	459,712	31,917,804
Western Digital Corp. *	575,747	28,269,178
Zebra Technologies Corp., Class A *	96,518	34,523,523
		5,707,459,095

Telecommunication Services 1.2%
AT&T, Inc.	13,184,603	247,606,844
Lumen Technologies, Inc.	1,713,282	18,657,641
T-Mobile US, Inc. *	1,085,257	155,256,867
Verizon Communications, Inc.	7,734,443	357,253,922
		778,775,274

Transportation 1.8%
Alaska Air Group, Inc. *	233,479	10,350,124
American Airlines Group, Inc. *	1,202,444	16,485,507
C.H. Robinson Worldwide, Inc.	234,060	25,910,442
CSX Corp.	4,004,666	129,470,852
Delta Air Lines, Inc. *	1,180,125	37,527,975
Expeditors International of Washington, Inc.	308,172	32,743,275
FedEx Corp.	439,358	102,409,956
JB Hunt Transport Services, Inc.	154,042	28,231,277
Norfolk Southern Corp.	438,944	110,249,565
Old Dominion Freight Line, Inc.	169,418	51,420,057
Southwest Airlines Co. *	1,090,838	41,582,745
Union Pacific Corp.	1,156,620	262,899,726
SECURITY	NUMBER OF SHARES	VALUE ($)
United Airlines Holdings, Inc. *	601,318	22,098,437
United Parcel Service, Inc., Class B	1,352,826	263,652,259
		1,135,032,197

Utilities 3.0%
Alliant Energy Corp.	460,889	28,081,967
Ameren Corp.	474,402	44,176,314
American Electric Power Co., Inc.	946,156	93,253,135
American Water Works Co., Inc.	335,352	52,127,115
Atmos Energy Corp.	255,352	30,997,179
CenterPoint Energy, Inc.	1,155,796	36,627,175
CMS Energy Corp.	533,104	36,640,238
Consolidated Edison, Inc.	653,059	64,829,167
Constellation Energy Corp.	600,457	39,690,208
Dominion Energy, Inc.	1,493,582	122,443,852
DTE Energy Co.	357,426	46,572,608
Duke Energy Corp.	1,417,645	155,841,715
Edison International	703,491	47,675,585
Entergy Corp.	373,708	43,025,002
Evergy, Inc.	422,693	28,853,024
Eversource Energy	635,952	56,103,685
Exelon Corp.	1,806,088	83,965,031
FirstEnergy Corp.	1,053,813	43,311,714
NextEra Energy, Inc.	3,618,305	305,710,589
NiSource, Inc.	746,981	22,708,222
NRG Energy, Inc.	437,897	16,530,612
Pinnacle West Capital Corp.	207,778	15,265,450
PPL Corp.	1,352,091	39,318,806
Public Service Enterprise Group, Inc.	920,738	60,464,865
Sempra Energy	578,967	95,992,729
The AES Corp.	1,227,707	27,279,650
The Southern Co.	1,957,255	150,493,337
WEC Energy Group, Inc.	581,621	60,378,076
Xcel Energy, Inc.	1,003,637	73,446,156
		1,921,803,206
Total Common Stocks (Cost $29,449,295,661)		64,112,503,870
Total Investments in Securities (Cost $29,449,295,661)		64,112,503,870

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/16/22	1,104	228,169,200	13,658,514

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.

Below is a summary of the fund’s transactions with affiliated issuers during the period ended July 31, 2022:
SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$210,537,870	$16,556,393	($445,373)	($5,215)	($35,330,569)	$191,313,106	2,770,646	$1,549,804

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2022:

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$64,112,503,870	$—	$—	$64,112,503,870
Futures Contracts[2]	13,658,514	—	—	13,658,514
Total	$64,126,162,384	$—	$—	$64,126,162,384

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Investments
Schwab 1000 Index Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 2.4%
Aptiv plc *	88,751	9,309,092
Autoliv, Inc.	25,375	2,182,250
BorgWarner, Inc.	78,524	3,020,033
Ford Motor Co.	1,291,838	18,977,100
Fox Factory Holding Corp. *	13,489	1,276,869
General Motors Co. *	477,066	17,298,413
Gentex Corp.	77,278	2,180,785
Harley-Davidson, Inc.	47,552	1,797,941
Lear Corp.	19,442	2,938,464
QuantumScape Corp. *(a)	83,343	901,771
Tesla, Inc. *	274,366	244,583,571
Thor Industries, Inc.	17,763	1,497,954
		305,964,243

Banks 3.6%
Bank of America Corp.	2,318,084	78,374,420
Bank OZK	37,434	1,501,103
BOK Financial Corp.	9,558	841,391
Citigroup, Inc.	634,995	32,956,240
Citizens Financial Group, Inc.	161,061	6,115,486
Comerica, Inc.	42,521	3,306,858
Commerce Bancshares, Inc.	35,772	2,485,796
Cullen/Frost Bankers, Inc.	18,745	2,444,348
East West Bancorp, Inc.	46,334	3,325,855
Essent Group Ltd.	35,671	1,489,621
Fifth Third Bancorp	224,654	7,665,194
First Citizens BancShares, Inc., Class A	4,352	3,293,071
First Financial Bankshares, Inc.	42,182	1,863,601
First Horizon Corp.	173,797	3,886,101
First Republic Bank	58,747	9,558,724
Huntington Bancshares, Inc.	471,347	6,264,202
JPMorgan Chase & Co.	960,235	110,772,710
KeyCorp	305,988	5,599,580
M&T Bank Corp.	58,688	10,414,186
MGIC Investment Corp.	100,997	1,428,098
New York Community Bancorp, Inc.	155,539	1,651,824
Pinnacle Financial Partners, Inc.	25,092	1,984,777
Popular, Inc.	24,893	1,933,439
Prosperity Bancshares, Inc.	29,802	2,208,030
Regions Financial Corp.	306,576	6,493,280
Signature Bank	20,454	3,795,649
SVB Financial Group *	19,247	7,767,127
Synovus Financial Corp.	47,027	1,898,950
TFS Financial Corp.	16,400	240,260
The PNC Financial Services Group, Inc.	135,249	22,443,219
Truist Financial Corp.	435,435	21,976,404
U.S. Bancorp	442,087	20,866,506
Valley National Bancorp	137,143	1,603,202
SECURITY	NUMBER OF SHARES	VALUE ($)
Wells Fargo & Co.	1,239,294	54,367,828
Western Alliance Bancorp	35,470	2,709,199
Zions Bancorp NA	49,050	2,675,678
		448,201,957

Capital Goods 5.6%
3M Co.	186,127	26,660,831
A.O. Smith Corp.	42,351	2,679,548
Acuity Brands, Inc.	11,365	2,072,976
Advanced Drainage Systems, Inc.	18,824	2,232,526
AECOM	46,564	3,352,608
AGCO Corp.	20,208	2,201,055
Allegion plc	28,759	3,039,826
AMETEK, Inc.	75,682	9,346,727
Axon Enterprise, Inc. *	23,236	2,560,375
Builders FirstSource, Inc. *	56,537	3,844,516
BWX Technologies, Inc.	29,201	1,655,113
Carlisle Cos., Inc.	16,977	5,026,890
Carrier Global Corp.	277,203	11,235,038
Caterpillar, Inc.	174,264	34,547,838
ChargePoint Holdings, Inc. *(a)	58,399	882,409
Chart Industries, Inc. *	11,661	2,274,944
Crane Holdings Co.	15,293	1,512,936
Cummins, Inc.	46,068	10,195,309
Deere & Co.	91,352	31,350,179
Donaldson Co., Inc.	40,632	2,210,787
Dover Corp.	47,260	6,317,717
Eaton Corp. plc	130,399	19,349,908
EMCOR Group, Inc.	16,665	1,939,306
Emerson Electric Co.	194,142	17,486,370
Esab Corp.	14,413	594,104
Fastenal Co.	188,175	9,664,668
Fortive Corp.	117,608	7,579,836
Fortune Brands Home & Security, Inc.	42,842	2,985,231
Generac Holdings, Inc. *	20,867	5,598,616
General Dynamics Corp.	75,391	17,088,878
General Electric Co.	359,905	26,600,579
Graco, Inc.	54,870	3,685,069
HEICO Corp.	14,014	2,210,148
HEICO Corp., Class A	24,265	3,098,155
Honeywell International, Inc.	222,583	42,838,324
Howmet Aerospace, Inc.	122,588	4,551,692
Hubbell, Inc.	17,400	3,810,948
Huntington Ingalls Industries, Inc.	13,066	2,833,231
IDEX Corp.	24,715	5,159,256
Illinois Tool Works, Inc.	92,791	19,278,258
Ingersoll Rand, Inc.	132,835	6,615,183
ITT, Inc.	27,030	2,028,061
Johnson Controls International plc	227,303	12,253,905
L3Harris Technologies, Inc.	63,072	15,135,388
Lennox International, Inc.	10,755	2,576,145
Lincoln Electric Holdings, Inc.	19,066	2,696,695
Lockheed Martin Corp.	77,438	32,044,619
Masco Corp.	77,100	4,269,798

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MasTec, Inc. *	18,361	1,449,234
MDU Resources Group, Inc.	67,319	1,923,304
Nordson Corp.	17,697	4,087,830
Northrop Grumman Corp.	47,795	22,889,025
nVent Electric plc	53,598	1,892,545
Oshkosh Corp.	21,245	1,829,194
Otis Worldwide Corp.	138,122	10,796,997
Owens Corning	31,737	2,943,289
PACCAR, Inc.	113,771	10,412,322
Parker-Hannifin Corp.	42,006	12,143,515
Pentair plc	54,001	2,640,109
Plug Power, Inc. *	169,011	3,606,695
Quanta Services, Inc.	46,985	6,518,229
Raytheon Technologies Corp.	486,335	45,331,285
RBC Bearings, Inc. *	9,367	2,210,612
Regal Rexnord Corp.	21,938	2,946,273
Rockwell Automation, Inc.	38,098	9,725,657
Sensata Technologies Holding plc	51,784	2,302,834
SiteOne Landscape Supply, Inc. *	14,826	2,065,707
Snap-on, Inc.	17,351	3,887,492
Stanley Black & Decker, Inc.	49,396	4,807,713
Sunrun, Inc. *	67,969	2,221,907
Textron, Inc.	70,360	4,618,430
The AZEK Co., Inc. *	35,429	732,672
The Boeing Co. *	181,837	28,968,452
The Middleby Corp. *	17,853	2,583,151
The Timken Co.	21,865	1,429,534
The Toro Co.	33,928	2,917,469
Trane Technologies plc	76,455	11,238,120
TransDigm Group, Inc. *	16,961	10,555,509
Trex Co., Inc. *	36,711	2,368,594
United Rentals, Inc. *	23,451	7,566,934
Vertiv Holdings Co.	101,942	1,164,178
Virgin Galactic Holdings, Inc. *(a)	56,450	419,988
W.W. Grainger, Inc.	14,051	7,637,140
Watsco, Inc.	10,829	2,966,605
WESCO International, Inc. *	14,563	1,861,734
Westinghouse Air Brake Technologies Corp.	59,757	5,585,487
WillScot Mobile Mini Holdings Corp. *	72,845	2,812,545
Woodward, Inc.	19,601	2,052,225
Xylem, Inc.	58,768	5,408,419
Zurn Water Solutions Corp.	40,396	1,169,464
		701,860,937

Commercial & Professional Services 1.0%
ASGN, Inc. *	16,450	1,706,852
Booz Allen Hamilton Holding Corp.	43,642	4,188,759
CACI International, Inc., Class A *	7,688	2,324,005
Cintas Corp.	28,373	12,072,428
Clarivate plc *	128,249	1,858,328
Clean Harbors, Inc. *	16,507	1,610,918
Copart, Inc. *	70,050	8,973,405
CoStar Group, Inc. *	129,536	9,403,018
Dun & Bradstreet Holdings, Inc. *	47,785	753,092
Equifax, Inc.	40,015	8,359,534
Exponent, Inc.	17,190	1,727,423
IAA, Inc. *	43,379	1,636,690
Jacobs Engineering Group, Inc.	42,046	5,772,916
KBR, Inc.	45,930	2,444,854
Leidos Holdings, Inc.	44,443	4,755,401
ManpowerGroup, Inc.	17,414	1,365,432
MSA Safety, Inc.	12,155	1,559,973
Nielsen Holdings plc	117,503	2,814,197
Republic Services, Inc.	68,340	9,476,024
Robert Half International, Inc.	36,400	2,880,696
Rollins, Inc.	73,741	2,844,190
SECURITY	NUMBER OF SHARES	VALUE ($)
Stericycle, Inc. *	30,552	1,431,972
Tetra Tech, Inc.	17,593	2,696,479
TransUnion	63,072	4,997,194
TriNet Group, Inc. *	12,154	1,002,705
Upwork, Inc. *	39,937	741,231
Verisk Analytics, Inc.	51,480	9,794,070
Waste Management, Inc.	124,887	20,551,405
		129,743,191

Consumer Durables & Apparel 1.1%
Brunswick Corp.	24,806	1,987,457
Callaway Golf Co. *	37,239	854,635
Capri Holdings Ltd. *	48,229	2,347,788
Columbia Sportswear Co.	11,162	826,100
Crocs, Inc. *	20,274	1,452,429
D.R. Horton, Inc.	104,614	8,163,030
Deckers Outdoor Corp. *	8,804	2,757,501
Garmin Ltd.	50,081	4,888,907
Hanesbrands, Inc.	113,293	1,266,616
Hasbro, Inc.	43,060	3,389,683
Helen of Troy Ltd. *	7,645	1,022,825
Leggett & Platt, Inc.	42,925	1,701,547
Lennar Corp., Class A	84,815	7,209,275
Lululemon Athletica, Inc. *	38,073	11,822,047
Mattel, Inc. *	114,195	2,649,324
Mohawk Industries, Inc. *	16,814	2,160,263
Newell Brands, Inc.	119,791	2,420,976
NIKE, Inc., Class B	415,009	47,692,834
NVR, Inc. *	1,009	4,432,638
Peloton Interactive, Inc., Class A *	102,965	977,138
Polaris, Inc.	18,056	2,117,608
PulteGroup, Inc.	77,549	3,382,687
PVH Corp.	21,756	1,347,131
Ralph Lauren Corp.	14,873	1,466,924
Skechers U.S.A., Inc., Class A *	44,306	1,681,856
Tapestry, Inc.	82,594	2,777,636
Tempur Sealy International, Inc.	57,621	1,583,425
Toll Brothers, Inc.	36,598	1,799,890
TopBuild Corp. *	10,849	2,296,950
VF Corp.	105,306	4,705,072
Whirlpool Corp.	18,401	3,180,981
YETI Holdings, Inc. *	27,853	1,414,097
		137,777,270

Consumer Services 2.1%
ADT, Inc.	74,973	547,303
Airbnb, Inc., Class A *	124,952	13,867,173
Aramark	83,314	2,782,688
Booking Holdings, Inc. *	13,279	25,704,027
Boyd Gaming Corp.	26,622	1,477,787
Bright Horizons Family Solutions, Inc. *	19,447	1,821,600
Caesars Entertainment, Inc. *	69,957	3,196,335
Carnival Corp. *	319,118	2,891,209
Chegg, Inc. *	41,101	875,451
Chipotle Mexican Grill, Inc. *	9,150	14,312,613
Choice Hotels International, Inc.	10,888	1,316,033
Churchill Downs, Inc.	11,304	2,371,579
Coursera, Inc. *	29,344	407,588
Darden Restaurants, Inc.	40,740	5,071,723
Domino’s Pizza, Inc.	11,745	4,605,332
DraftKings, Inc., Class A *	117,175	1,608,813
Expedia Group, Inc. *	49,543	5,254,035
Hilton Grand Vacations, Inc. *	29,464	1,201,247
Hilton Worldwide Holdings, Inc.	91,110	11,668,458
Las Vegas Sands Corp. *	112,710	4,248,040
Marriott International, Inc., Class A	89,840	14,268,389

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Marriott Vacations Worldwide Corp.	13,667	1,871,286
McDonald’s Corp.	241,735	63,665,747
MGM Resorts International	115,324	3,774,554
Norwegian Cruise Line Holdings Ltd. *	137,825	1,674,574
Penn National Gaming, Inc. *	52,893	1,827,453
Planet Fitness, Inc., Class A *	27,981	2,205,183
Royal Caribbean Cruises Ltd. *	73,336	2,838,836
Scientific Games Corp., Class A *	31,812	1,620,503
Service Corp. International	51,717	3,850,848
Starbucks Corp.	374,897	31,783,768
Terminix Global Holdings, Inc. *	39,475	1,764,532
Texas Roadhouse, Inc.	22,213	1,937,418
The Wendy's Co.	57,183	1,202,558
Vail Resorts, Inc.	13,185	3,126,559
Wingstop, Inc.	9,454	1,192,906
Wyndham Hotels & Resorts, Inc.	30,380	2,108,676
Wynn Resorts Ltd. *	34,070	2,162,764
Yum! Brands, Inc.	93,189	11,419,380
		259,524,968

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	12,636	1,596,938
AGNC Investment Corp.	172,161	2,170,950
Ally Financial, Inc.	105,424	3,486,372
American Express Co.	199,383	30,708,970
Ameriprise Financial, Inc.	35,927	9,697,416
Annaly Capital Management, Inc.	511,914	3,521,968
Apollo Global Management, Inc.	122,018	6,967,228
Ares Management Corp., Class A	56,056	4,016,412
Berkshire Hathaway, Inc., Class B *	591,417	177,779,950
BlackRock, Inc.	46,551	31,150,998
Blackstone, Inc.	229,041	23,378,215
Capital One Financial Corp.	128,464	14,109,201
Cboe Global Markets, Inc.	34,702	4,281,533
CME Group, Inc.	117,491	23,437,105
Coinbase Global, Inc., Class A *(a)	10,803	680,157
Credit Acceptance Corp. *	2,445	1,408,100
Discover Financial Services	91,810	9,272,810
Equitable Holdings, Inc.	115,696	3,289,237
Evercore, Inc., Class A	13,328	1,332,400
FactSet Research Systems, Inc.	12,329	5,297,525
Franklin Resources, Inc.	91,910	2,522,929
Interactive Brokers Group, Inc., Class A	28,802	1,690,389
Intercontinental Exchange, Inc.	182,648	18,628,269
Invesco Ltd.	108,537	1,925,446
Janus Henderson Group plc	54,453	1,403,254
Jefferies Financial Group, Inc.	62,555	2,037,416
KKR & Co., Inc.	193,699	10,742,546
Lazard Ltd., Class A (a)	36,670	1,381,359
LPL Financial Holdings, Inc.	26,167	5,492,977
MarketAxess Holdings, Inc.	12,382	3,352,798
Moody's Corp.	52,571	16,310,153
Morgan Stanley	457,489	38,566,323
Morningstar, Inc.	7,776	1,985,602
MSCI, Inc.	26,574	12,791,129
Nasdaq, Inc.	37,652	6,811,247
New Residential Investment Corp.	154,262	1,682,998
Northern Trust Corp.	68,159	6,800,905
OneMain Holdings, Inc.	35,170	1,308,324
Raymond James Financial, Inc.	63,849	6,287,211
S&P Global, Inc.	113,477	42,772,886
SEI Investments Co.	34,070	1,886,115
SLM Corp.	88,916	1,387,090
Starwood Property Trust, Inc.	100,255	2,368,023
State Street Corp.	120,030	8,526,931
Stifel Financial Corp.	34,901	2,087,429
SECURITY	NUMBER OF SHARES	VALUE ($)
Synchrony Financial	163,925	5,488,209
T. Rowe Price Group, Inc.	74,077	9,146,287
The Bank of New York Mellon Corp.	242,998	10,560,693
The Carlyle Group, Inc.	45,593	1,774,024
The Charles Schwab Corp. (b)	491,597	33,944,773
The Goldman Sachs Group, Inc.	112,282	37,433,696
Tradeweb Markets, Inc., Class A	35,315	2,490,414
Upstart Holdings, Inc. *(a)	17,071	415,337
Voya Financial, Inc.	33,382	2,008,261
		661,594,928

Energy 4.2%
APA Corp.	110,576	4,110,110
Baker Hughes Co.	305,914	7,858,931
Cheniere Energy, Inc.	77,324	11,566,124
Chesapeake Energy Corp.	37,095	3,493,236
Chevron Corp.	642,441	105,218,987
ConocoPhillips	422,834	41,196,717
Continental Resources, Inc.	19,144	1,318,830
Coterra Energy, Inc.	262,834	8,040,092
Devon Energy Corp.	200,486	12,600,545
Diamondback Energy, Inc.	54,512	6,978,626
EOG Resources, Inc.	191,602	21,309,974
EQT Corp.	96,566	4,251,801
Exxon Mobil Corp.	1,377,411	133,512,448
Halliburton Co.	295,162	8,648,247
Hess Corp.	90,652	10,195,630
Kinder Morgan, Inc.	638,224	11,481,650
Marathon Oil Corp.	231,178	5,733,214
Marathon Petroleum Corp.	176,718	16,197,972
New Fortress Energy, Inc.	13,143	643,613
Occidental Petroleum Corp.	291,171	19,144,493
ONEOK, Inc.	146,247	8,736,796
Ovintiv, Inc.	84,917	4,338,410
Phillips 66	157,406	14,009,134
Pioneer Natural Resources Co.	73,504	17,416,773
Schlumberger N.V.	462,231	17,116,414
Targa Resources Corp.	74,389	5,141,024
Texas Pacific Land Corp.	2,019	3,702,543
The Williams Cos., Inc.	398,588	13,587,865
Valero Energy Corp.	133,491	14,786,798
		532,336,997

Food & Staples Retailing 1.5%
Albertsons Cos., Inc., Class A	34,982	939,267
BJ's Wholesale Club Holdings, Inc. *	43,664	2,956,053
Casey's General Stores, Inc.	12,233	2,479,018
Costco Wholesale Corp.	144,908	78,438,700
Performance Food Group Co. *	50,859	2,528,201
Sysco Corp.	166,607	14,144,934
The Kroger Co.	214,520	9,962,309
U.S. Foods Holding Corp. *	72,862	2,295,153
Walgreens Boots Alliance, Inc.	234,560	9,293,267
Walmart, Inc.	458,948	60,604,083
		183,640,985

Food, Beverage & Tobacco 3.3%
Altria Group, Inc.	591,562	25,945,909
Archer-Daniels-Midland Co.	184,014	15,230,839
Beyond Meat, Inc. *(a)	19,109	611,297
Brown-Forman Corp., Class B	59,566	4,420,989
Bunge Ltd.	49,645	4,583,723
Campbell Soup Co.	65,595	3,237,113
Celsius Holdings, Inc. *	12,988	1,155,412
Conagra Brands, Inc.	156,709	5,361,015
Constellation Brands, Inc., Class A	53,156	13,092,854

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Darling Ingredients, Inc. *	53,035	3,674,265
Freshpet, Inc. *	15,274	816,243
General Mills, Inc.	197,046	14,737,070
Hormel Foods Corp.	92,659	4,571,795
Ingredion, Inc.	21,689	1,973,265
Kellogg Co.	83,234	6,152,657
Keurig Dr Pepper, Inc.	241,503	9,355,826
Lamb Weston Holdings, Inc.	47,068	3,749,437
McCormick & Co., Inc. - Non Voting Shares	81,983	7,161,215
Molson Coors Beverage Co., Class B	61,580	3,679,405
Mondelez International, Inc., Class A	452,512	28,978,869
Monster Beverage Corp. *	122,955	12,248,777
PepsiCo, Inc.	452,006	79,082,970
Philip Morris International, Inc.	506,884	49,243,781
Pilgrim's Pride Corp. *	16,389	514,123
Post Holdings, Inc. *	18,309	1,591,784
The Boston Beer Co., Inc., Class A *	3,135	1,192,648
The Coca-Cola Co.	1,275,428	81,844,215
The Hershey Co.	47,788	10,893,753
The JM Smucker Co.	35,341	4,676,321
The Kraft Heinz Co.	232,645	8,568,315
Tyson Foods, Inc., Class A	95,032	8,363,766
		416,709,651

Health Care Equipment & Services 5.9%
Abbott Laboratories	572,521	62,313,186
ABIOMED, Inc. *	14,831	4,345,631
Acadia Healthcare Co., Inc. *	29,276	2,427,273
agilon health, Inc. *	14,930	373,698
Align Technology, Inc. *	23,876	6,708,440
Amedisys, Inc. *	10,594	1,269,691
AmerisourceBergen Corp.	49,477	7,220,179
AMN Healthcare Services, Inc. *	14,660	1,648,370
Baxter International, Inc.	164,753	9,664,411
Becton, Dickinson & Co.	93,236	22,778,487
Boston Scientific Corp. *	467,661	19,197,484
Cardinal Health, Inc.	88,983	5,299,827
Centene Corp. *	191,347	17,789,531
Certara, Inc. *	32,683	751,382
Change Healthcare, Inc. *	81,767	1,984,485
Chemed Corp.	4,872	2,343,870
Cigna Corp.	103,771	28,574,383
CVS Health Corp.	428,853	41,032,655
DaVita, Inc. *	19,922	1,676,636
Dentsply Sirona, Inc.	70,749	2,558,284
DexCom, Inc. *	128,322	10,532,670
Edwards Lifesciences Corp. *	203,052	20,414,848
Elevance Health, Inc.	78,780	37,585,938
Embecta Corp. *	18,265	537,539
Encompass Health Corp.	32,284	1,634,216
Enhabit, Inc. *	16,142	282,646
Enovis Corp. *	15,576	930,199
Envista Holdings Corp. *	53,717	2,183,596
Globus Medical, Inc., Class A *	26,289	1,542,901
Guardant Health, Inc. *	33,828	1,697,151
HCA Healthcare, Inc.	74,427	15,809,783
HealthEquity, Inc. *	27,850	1,620,034
Henry Schein, Inc. *	45,167	3,560,515
Hologic, Inc. *	81,238	5,798,768
Humana, Inc.	41,377	19,943,714
IDEXX Laboratories, Inc. *	27,416	10,943,919
Inspire Medical Systems, Inc. *	9,149	1,912,049
Insulet Corp. *	22,747	5,636,707
Integra LifeSciences Holdings Corp. *	23,761	1,307,805
Intuitive Surgical, Inc. *	117,385	27,018,505
Invitae Corp. *(a)	67,995	129,190
SECURITY	NUMBER OF SHARES	VALUE ($)
Laboratory Corp. of America Holdings	30,278	7,938,589
LHC Group, Inc. *	10,029	1,635,329
Masimo Corp. *	16,534	2,390,486
McKesson Corp.	47,582	16,253,060
Medtronic plc	438,676	40,586,304
Molina Healthcare, Inc. *	19,237	6,304,350
Novocure Ltd. *	29,131	1,980,617
Oak Street Health, Inc. *	44,425	1,286,104
Omnicell, Inc. *	14,509	1,597,731
Penumbra, Inc. *	11,710	1,632,140
Quest Diagnostics, Inc.	38,236	5,221,891
QuidelOrtho Corp. *	16,452	1,678,762
R1 RCM, Inc. *	42,577	1,064,425
ResMed, Inc.	47,878	11,515,617
Shockwave Medical, Inc. *	11,571	2,440,671
STAAR Surgical Co. *	15,988	1,290,232
STERIS plc	32,790	7,399,063
Stryker Corp.	110,078	23,639,250
Tandem Diabetes Care, Inc. *	20,467	1,355,120
Teladoc Health, Inc. *	53,439	1,969,227
Teleflex, Inc.	15,289	3,676,393
Tenet Healthcare Corp. *	35,029	2,316,117
The Cooper Cos., Inc.	16,050	5,248,350
UnitedHealth Group, Inc.	306,756	166,366,049
Universal Health Services, Inc., Class B	22,007	2,475,127
Veeva Systems, Inc., Class A *	45,732	10,224,761
Zimmer Biomet Holdings, Inc.	68,611	7,573,968
Zimvie, Inc. *	6,639	128,929
		748,169,258

Household & Personal Products 1.4%
Church & Dwight Co., Inc.	79,518	6,995,198
Colgate-Palmolive Co.	273,863	21,563,973
Coty, Inc., Class A *	113,945	834,077
Herbalife Nutrition Ltd. *	32,305	788,565
Kimberly-Clark Corp.	110,226	14,526,684
Reynolds Consumer Products, Inc.	17,599	511,427
The Clorox Co.	40,089	5,686,224
The Estee Lauder Cos., Inc., Class A	75,798	20,700,434
The Procter & Gamble Co.	784,337	108,952,253
		180,558,835

Insurance 2.1%
Aflac, Inc.	193,828	11,106,344
Alleghany Corp. *	4,363	3,653,925
American Financial Group, Inc.	21,768	2,909,946
American International Group, Inc.	258,829	13,399,577
Aon plc, Class A	69,443	20,210,691
Arch Capital Group Ltd. *	123,019	5,462,044
Arthur J. Gallagher & Co.	68,686	12,294,107
Assurant, Inc.	17,651	3,102,693
Brown & Brown, Inc.	76,329	4,969,018
Chubb Ltd.	138,380	26,104,003
Cincinnati Financial Corp.	48,789	4,749,121
CNA Financial Corp.	8,422	357,261
Erie Indemnity Co., Class A	8,272	1,682,194
Everest Re Group Ltd.	12,868	3,363,052
Fidelity National Financial, Inc.	91,123	3,641,275
First American Financial Corp.	35,382	2,052,156
Globe Life, Inc.	29,671	2,988,760
Lincoln National Corp.	52,890	2,715,373
Loews Corp.	63,211	3,682,041
Markel Corp. *	4,430	5,746,330
Marsh & McLennan Cos., Inc.	164,079	26,902,393
MetLife, Inc.	226,080	14,299,560

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Old Republic International Corp.	94,782	2,205,577
Primerica, Inc.	12,555	1,615,703
Principal Financial Group, Inc.	76,746	5,137,377
Prudential Financial, Inc.	122,375	12,236,276
Reinsurance Group of America, Inc.	21,883	2,533,614
RenaissanceRe Holdings Ltd.	14,523	1,877,969
The Allstate Corp.	89,913	10,517,124
The Hartford Financial Services Group, Inc.	107,430	6,926,012
The Progressive Corp.	191,214	22,001,083
The Travelers Cos., Inc.	78,401	12,442,239
Unum Group	66,203	2,131,075
W.R. Berkley Corp.	68,811	4,302,752
Willis Towers Watson plc	36,458	7,544,618
		266,863,283

Materials 2.7%
Air Products & Chemicals, Inc.	72,573	18,014,796
Albemarle Corp.	38,307	9,358,783
Alcoa Corp.	60,056	3,056,250
Amcor plc	491,522	6,365,210
AptarGroup, Inc.	21,522	2,319,211
Ashland Global Holdings, Inc.	16,452	1,652,932
Avery Dennison Corp.	26,736	5,092,139
Axalta Coating Systems Ltd. *	68,801	1,735,161
Ball Corp.	104,437	7,667,765
Berry Global Group, Inc. *	42,530	2,451,855
Celanese Corp.	35,546	4,177,010
CF Industries Holdings, Inc.	68,242	6,516,429
Cleveland-Cliffs, Inc. *	156,248	2,767,152
Corteva, Inc.	236,317	13,600,043
Crown Holdings, Inc.	40,141	4,081,537
Diversey Holdings Ltd. *	17,663	132,296
Dow, Inc.	238,177	12,673,398
DuPont de Nemours, Inc.	165,864	10,155,853
Eagle Materials, Inc.	12,869	1,627,285
Eastman Chemical Co.	42,089	4,037,598
Ecolab, Inc.	81,087	13,393,140
Element Solutions, Inc.	72,170	1,426,079
FMC Corp.	41,206	4,577,987
Freeport-McMoRan, Inc.	473,906	14,951,734
Graphic Packaging Holding Co.	92,973	2,068,649
Huntsman Corp.	65,593	1,899,573
International Flavors & Fragrances, Inc.	83,390	10,344,529
International Paper Co.	121,005	5,175,384
Linde plc	164,424	49,656,048
Louisiana-Pacific Corp.	27,066	1,722,210
LyondellBasell Industries N.V., Class A	84,765	7,554,257
Martin Marietta Materials, Inc.	20,456	7,202,148
MP Materials Corp. *	23,731	796,650
Newmont Corp.	259,304	11,741,285
Nucor Corp.	87,008	11,815,686
Olin Corp.	44,967	2,350,425
Packaging Corp. of America	30,522	4,291,698
PPG Industries, Inc.	77,234	9,985,584
Reliance Steel & Aluminum Co.	20,372	3,875,773
Royal Gold, Inc.	21,480	2,250,460
RPM International, Inc.	42,164	3,811,626
Sealed Air Corp.	47,609	2,909,862
Sonoco Products Co.	32,279	2,049,394
Steel Dynamics, Inc.	58,631	4,566,182
Sylvamo Corp.	11,299	443,373
The Chemours Co.	50,827	1,808,933
The Mosaic Co.	118,414	6,235,681
The Scotts Miracle-Gro Co.	12,918	1,149,056
The Sherwin-Williams Co.	78,202	18,920,192
SECURITY	NUMBER OF SHARES	VALUE ($)
United States Steel Corp.	86,313	2,041,302
Valvoline, Inc.	57,461	1,851,393
Vulcan Materials Co.	43,504	7,192,516
Westlake Corp.	10,943	1,065,192
WestRock Co.	83,505	3,537,272
		342,143,976

Media & Entertainment 6.8%
Activision Blizzard, Inc.	255,654	20,439,537
Alphabet, Inc., Class A *	1,966,500	228,743,280
Alphabet, Inc., Class C *	1,803,100	210,313,584
Altice USA, Inc., Class A *	73,704	774,629
AMC Entertainment Holdings, Inc., Class A *(a)	168,045	2,446,735
Bumble, Inc., Class A *	23,493	890,855
Cable One, Inc.	1,619	2,228,845
Charter Communications, Inc., Class A *	37,860	16,359,306
Comcast Corp., Class A	1,461,505	54,835,668
DISH Network Corp., Class A *	82,855	1,439,191
Electronic Arts, Inc.	91,960	12,067,911
Endeavor Group Holdings, Inc., Class A *	13,041	297,204
Fox Corp., Class A	101,653	3,365,731
Fox Corp., Class B	46,486	1,436,418
IAC/InterActiveCorp. *	27,156	1,860,186
Liberty Broadband Corp., Class C *	42,753	4,657,084
Liberty Media Corp. - Liberty Formula One, Class C *	67,247	4,557,329
Liberty Media Corp. - Liberty SiriusXM, Class C *	52,103	2,074,742
Live Nation Entertainment, Inc. *	44,776	4,208,496
Match Group, Inc. *	93,436	6,849,793
Meta Platforms, Inc., Class A *	749,872	119,304,635
Netflix, Inc. *	145,249	32,666,500
News Corp., Class A	128,592	2,204,067
Nexstar Media Group, Inc., Class A	13,230	2,492,135
Omnicom Group, Inc.	67,181	4,691,921
Paramount Global, Class B	199,480	4,717,702
Pinterest, Inc., Class A *	188,125	3,664,675
Playtika Holding Corp. *	32,468	398,382
ROBLOX Corp., Class A *	14,733	632,488
Roku, Inc. *	39,189	2,567,663
Sirius XM Holdings, Inc. (a)	294,747	1,968,910
Snap, Inc., Class A *	357,019	3,527,348
Take-Two Interactive Software, Inc. *	51,565	6,844,223
The Interpublic Group of Cos., Inc.	127,976	3,822,643
The New York Times Co., Class A	54,834	1,751,946
The Walt Disney Co. *	595,484	63,180,853
Twitter, Inc. *	249,458	10,379,947
Vimeo, Inc. *	49,561	275,559
Warner Bros Discovery, Inc. *	723,078	10,846,170
Ziff Davis, Inc. *	15,297	1,252,671
ZoomInfo Technologies, Inc. *	99,241	3,760,242
		860,797,204

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
10X Genomics, Inc., Class A *	30,740	1,234,211
AbbVie, Inc.	577,735	82,910,750
Adaptive Biotechnologies Corp. *	34,467	315,718
Agilent Technologies, Inc.	98,319	13,184,578
Alnylam Pharmaceuticals, Inc. *	39,674	5,635,295
Amgen, Inc.	174,655	43,221,873
Apellis Pharmaceuticals, Inc. *	29,974	1,686,937
Arrowhead Pharmaceuticals, Inc. *	35,367	1,504,159
Avantor, Inc. *	200,392	5,815,376

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Azenta, Inc.	24,331	1,660,834
Beam Therapeutics, Inc. *	14,944	941,173
Biogen, Inc. *	47,856	10,291,911
Biohaven Pharmaceutical Holding Co., Ltd. *	20,672	3,018,525
BioMarin Pharmaceutical, Inc. *	60,505	5,206,455
Bio-Rad Laboratories, Inc., Class A *	7,051	3,971,546
Bio-Techne Corp.	12,862	4,955,471
Blueprint Medicines Corp. *	19,591	1,000,316
Bridgebio Pharma, Inc. *	34,725	300,719
Bristol-Myers Squibb Co.	695,610	51,322,106
Bruker Corp.	33,105	2,269,348
Catalent, Inc. *	58,545	6,621,440
Charles River Laboratories International, Inc. *	16,526	4,140,424
Danaher Corp.	211,564	61,664,559
Denali Therapeutics, Inc. *	29,377	999,406
Elanco Animal Health, Inc. *	154,437	3,128,894
Eli Lilly & Co.	257,841	85,007,599
Exact Sciences Corp. *	57,550	2,595,505
Exelixis, Inc. *	103,795	2,171,391
Fate Therapeutics, Inc. *	28,026	855,634
Gilead Sciences, Inc.	410,086	24,502,638
Halozyme Therapeutics, Inc. *	45,186	2,209,595
Horizon Therapeutics plc *	75,170	6,236,855
Illumina, Inc. *	51,371	11,131,068
Incyte Corp. *	61,591	4,784,389
Intellia Therapeutics, Inc. *	23,658	1,532,092
Ionis Pharmaceuticals, Inc. *	46,331	1,740,192
IQVIA Holdings, Inc. *	61,906	14,874,155
Jazz Pharmaceuticals plc *	20,403	3,184,092
Johnson & Johnson	860,372	150,152,121
Maravai LifeSciences Holdings, Inc., Class A *	36,638	955,885
Medpace Holdings, Inc. *	8,745	1,482,540
Merck & Co., Inc.	826,859	73,871,583
Mettler-Toledo International, Inc. *	7,424	10,020,396
Mirati Therapeutics, Inc. *	16,690	1,074,836
Moderna, Inc. *	113,142	18,565,471
Natera, Inc. *	28,883	1,357,501
NeoGenomics, Inc. *	39,039	395,075
Neurocrine Biosciences, Inc. *	30,986	2,916,712
Novavax, Inc. *	25,545	1,392,458
Organon & Co.	82,485	2,616,424
Pacific Biosciences of California, Inc. *	70,644	308,714
PerkinElmer, Inc.	41,123	6,298,810
Perrigo Co., plc	44,434	1,860,452
Pfizer, Inc.	1,834,537	92,662,464
Regeneron Pharmaceuticals, Inc. *	35,320	20,545,291
Repligen Corp. *	16,994	3,625,840
Royalty Pharma plc, Class A	118,373	5,148,042
Sarepta Therapeutics, Inc. *	28,167	2,618,123
Seagen, Inc. *	43,948	7,909,761
Sotera Health Co. *	31,432	603,494
Syneos Health, Inc. *	33,620	2,660,687
Thermo Fisher Scientific, Inc.	127,985	76,587,504
Twist Bioscience Corp. *	17,897	782,815
Ultragenyx Pharmaceutical, Inc. *	22,873	1,218,673
United Therapeutics Corp. *	14,819	3,424,226
Vertex Pharmaceuticals, Inc. *	83,621	23,448,165
Viatris, Inc.	393,834	3,816,251
Vir Biotechnology, Inc. *	23,248	646,527
Waters Corp. *	19,669	7,160,106
West Pharmaceutical Services, Inc.	24,132	8,290,790
Zoetis, Inc.	153,869	28,088,786
		1,040,333,752

SECURITY	NUMBER OF SHARES	VALUE ($)
Real Estate 3.3%
Alexandria Real Estate Equities, Inc.	48,471	8,035,522
American Campus Communities, Inc.	45,570	2,976,632
American Homes 4 Rent, Class A	96,675	3,662,049
American Tower Corp.	151,899	41,138,806
Americold Realty Trust, Inc.	87,605	2,869,064
Apartment Income REIT Corp.	51,363	2,328,798
AvalonBay Communities, Inc.	45,733	9,784,118
Boston Properties, Inc.	46,842	4,270,117
Brixmor Property Group, Inc.	98,553	2,284,458
Camden Property Trust	34,799	4,910,139
CBRE Group, Inc., Class A	106,909	9,153,549
Compass, Inc., Class A *	8,684	33,173
Cousins Properties, Inc.	49,075	1,513,964
Crown Castle International Corp.	141,503	25,563,932
CubeSmart	73,307	3,362,592
Digital Realty Trust, Inc.	92,995	12,317,188
Douglas Emmett, Inc.	58,053	1,372,373
Duke Realty Corp.	125,572	7,855,784
EastGroup Properties, Inc.	13,615	2,321,902
Equinix, Inc.	29,748	20,934,857
Equity LifeStyle Properties, Inc.	56,396	4,146,234
Equity Residential	111,996	8,779,366
Essex Property Trust, Inc.	21,390	6,128,877
eXp World Holdings, Inc.	20,945	311,243
Extra Space Storage, Inc.	43,888	8,317,654
Federal Realty OP LP	23,599	2,492,290
First Industrial Realty Trust, Inc.	42,755	2,221,122
Gaming & Leisure Properties, Inc.	76,942	4,000,215
Healthcare Realty Trust, Inc.	124,441	3,266,576
Healthpeak Properties, Inc.	176,893	4,887,554
Host Hotels & Resorts, Inc.	235,139	4,187,826
Innovative Industrial Properties, Inc.	9,195	886,490
Invitation Homes, Inc.	199,230	7,775,947
Iron Mountain, Inc.	95,418	4,626,819
Jones Lang LaSalle, Inc. *	16,010	3,052,627
Kilroy Realty Corp.	34,076	1,846,238
Kimco Realty Corp.	201,876	4,463,478
Lamar Advertising Co., Class A	28,487	2,878,896
Life Storage, Inc.	27,551	3,468,395
Medical Properties Trust, Inc.	197,811	3,410,262
Mid-America Apartment Communities, Inc.	37,837	7,027,466
National Retail Properties, Inc.	57,814	2,752,524
Omega Healthcare Investors, Inc.	77,647	2,407,057
Opendoor Technologies, Inc. *	130,065	638,619
Orion Office REIT, Inc.	17,516	191,625
Prologis, Inc.	241,944	32,072,097
Public Storage	49,892	16,285,248
Rayonier, Inc.	48,096	1,815,624
Realty Income Corp.	196,400	14,531,636
Redfin Corp. *	33,626	292,546
Regency Centers Corp.	50,503	3,253,908
Rexford Industrial Realty, Inc.	53,899	3,525,534
SBA Communications Corp.	35,171	11,810,070
Simon Property Group, Inc.	107,400	11,667,936
Spirit Realty Capital, Inc.	43,847	1,944,176
STAG Industrial, Inc.	57,762	1,893,438
STORE Capital Corp.	82,755	2,401,550
Sun Communities, Inc.	39,694	6,508,228
UDR, Inc.	97,399	4,714,112
Ventas, Inc.	130,937	7,041,792
VICI Properties, Inc.	314,621	10,756,892
Vornado Realty Trust	51,659	1,569,917
Welltower, Inc.	148,305	12,804,654
Weyerhaeuser Co.	242,824	8,819,368
WP Carey, Inc.	62,925	5,619,202

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Zillow Group, Inc., Class A *	11,796	412,860
Zillow Group, Inc., Class C *	53,602	1,869,638
		422,464,843

Retailing 5.9%
Advance Auto Parts, Inc.	20,098	3,891,375
Amazon.com, Inc. *	2,860,759	386,059,427
AutoNation, Inc. *	11,641	1,382,252
AutoZone, Inc. *	6,486	13,863,112
Bath & Body Works, Inc.	78,130	2,776,740
Best Buy Co., Inc.	66,282	5,103,051
Burlington Stores, Inc. *	21,522	3,037,400
CarMax, Inc. *	52,602	5,236,003
Carvana Co. *(a)	31,891	929,623
Chewy, Inc., Class A *(a)	29,079	1,128,556
Dick's Sporting Goods, Inc.	19,058	1,783,638
Dollar General Corp.	74,771	18,575,360
Dollar Tree, Inc. *	73,640	12,177,110
DoorDash, Inc., Class A *	54,590	3,807,652
eBay, Inc.	183,131	8,905,661
Etsy, Inc. *	41,439	4,298,053
Five Below, Inc. *	18,001	2,287,387
Floor & Decor Holdings, Inc., Class A *	34,417	2,772,978
Foot Locker, Inc.	26,817	760,798
GameStop Corp., Class A *(a)	81,172	2,760,660
Genuine Parts Co.	46,254	7,070,849
Kohl's Corp.	42,119	1,227,348
Lithia Motors, Inc.	9,489	2,517,242
LKQ Corp.	85,153	4,669,790
Lowe’s Cos., Inc.	216,197	41,408,211
Macy's, Inc.	93,683	1,653,505
O'Reilly Automotive, Inc. *	21,502	15,128,592
Penske Automotive Group, Inc.	9,489	1,086,396
Pool Corp.	13,047	4,666,912
RH *	5,710	1,595,545
Ross Stores, Inc.	114,894	9,336,286
Target Corp.	151,227	24,707,467
The Gap, Inc.	70,197	675,295
The Home Depot, Inc.	337,874	101,679,802
The TJX Cos., Inc.	384,105	23,491,862
Tractor Supply Co.	36,537	6,996,105
Ulta Beauty, Inc. *	17,092	6,647,250
Victoria's Secret & Co. *	22,146	818,516
Wayfair, Inc., Class A *	26,084	1,406,188
Williams-Sonoma, Inc.	22,945	3,313,717
		741,633,714

Semiconductors & Semiconductor Equipment 5.3%
Advanced Micro Devices, Inc. *	529,835	50,053,512
Allegro MicroSystems, Inc. *	17,422	432,588
Amkor Technology, Inc.	31,733	640,055
Analog Devices, Inc.	171,135	29,428,375
Applied Materials, Inc.	288,708	30,597,274
Broadcom, Inc.	133,484	71,478,012
Enphase Energy, Inc. *	44,151	12,546,831
Entegris, Inc.	48,638	5,345,316
First Solar, Inc. *	32,298	3,202,993
Intel Corp.	1,336,873	48,541,859
KLA Corp.	48,802	18,717,519
Lam Research Corp.	45,359	22,702,633
Lattice Semiconductor Corp. *	44,448	2,733,552
Marvell Technology, Inc.	278,165	15,488,227
Microchip Technology, Inc.	181,833	12,521,020
Micron Technology, Inc.	365,123	22,586,509
MKS Instruments, Inc.	18,199	2,151,122
Monolithic Power Systems, Inc.	14,340	6,664,085
SECURITY	NUMBER OF SHARES	VALUE ($)
NVIDIA Corp.	818,672	148,695,395
NXP Semiconductors N.V.	85,865	15,788,856
ON Semiconductor Corp. *	142,105	9,489,772
Power Integrations, Inc.	19,121	1,625,476
Qorvo, Inc. *	35,355	3,679,395
QUALCOMM, Inc.	366,365	53,144,907
Silicon Laboratories, Inc. *	11,815	1,742,476
Skyworks Solutions, Inc.	52,660	5,733,621
SolarEdge Technologies, Inc. *	18,112	6,522,675
Synaptics, Inc. *	12,818	1,857,969
Teradyne, Inc.	52,431	5,289,764
Texas Instruments, Inc.	301,499	53,935,156
Universal Display Corp.	14,283	1,649,115
Wolfspeed, Inc. *	40,575	3,379,897
		668,365,956

Software & Services 14.0%
Accenture plc, Class A	207,091	63,423,690
Adobe, Inc. *	154,482	63,356,158
Affirm Holdings, Inc. *	54,758	1,469,705
Akamai Technologies, Inc. *	52,239	5,026,437
Amdocs Ltd.	40,385	3,515,918
ANSYS, Inc. *	28,399	7,923,037
AppLovin Corp., Class A *	11,483	408,106
Asana, Inc., Class A *	28,703	554,542
Aspen Technology, Inc. *	9,255	1,888,853
Autodesk, Inc. *	71,128	15,386,409
Automatic Data Processing, Inc.	136,536	32,921,560
Avalara, Inc. *	28,585	2,498,901
Bentley Systems, Inc., Class B	61,949	2,453,180
Bill.com Holdings, Inc. *	30,156	4,073,472
Black Knight, Inc. *	50,625	3,325,050
Blackline, Inc. *	17,723	1,120,448
Block, Inc. *	164,549	12,515,597
Broadridge Financial Solutions, Inc.	38,365	6,159,501
C3.ai, Inc., Class A *	22,237	409,383
Cadence Design Systems, Inc. *	90,102	16,766,180
Ceridian HCM Holding, Inc. *	44,696	2,448,000
Citrix Systems, Inc.	40,967	4,154,463
Cloudflare, Inc., Class A *	91,974	4,628,132
Cognizant Technology Solutions Corp., Class A	170,672	11,598,869
Concentrix Corp.	14,196	1,898,857
Consensus Cloud Solutions, Inc. *	5,099	275,499
Coupa Software, Inc. *	24,400	1,596,248
Crowdstrike Holdings, Inc., Class A *	69,762	12,808,303
Datadog, Inc., Class A *	84,262	8,595,567
Digital Turbine, Inc. *	27,802	557,986
DigitalOcean Holdings, Inc. *	5,458	223,669
DocuSign, Inc. *	65,383	4,183,204
Dolby Laboratories, Inc., Class A	21,469	1,661,701
DoubleVerify Holdings, Inc. *	7,043	161,496
Dropbox, Inc., Class A *	87,985	2,000,779
Duck Creek Technologies, Inc. *	23,835	328,923
DXC Technology Co. *	80,218	2,534,889
Dynatrace, Inc. *	63,902	2,404,632
Elastic N.V. *	23,600	1,885,404
EPAM Systems, Inc. *	18,688	6,526,784
Euronet Worldwide, Inc. *	16,506	1,622,045
Everbridge, Inc. *	13,646	343,060
Fair Isaac Corp. *	8,448	3,903,229
Fastly, Inc., Class A *	33,729	383,499
Fidelity National Information Services, Inc.	199,723	20,403,702
Fiserv, Inc. *	190,226	20,103,084
Five9, Inc. *	22,880	2,473,786
FleetCor Technologies, Inc. *	25,270	5,561,674
Fortinet, Inc. *	217,845	12,994,454

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Gartner, Inc. *	26,361	6,998,318
Genpact Ltd.	56,114	2,697,961
Global Payments, Inc.	92,062	11,261,024
GoDaddy, Inc., Class A *	52,931	3,926,422
Guidewire Software, Inc. *	27,193	2,113,440
HubSpot, Inc. *	14,841	4,571,028
International Business Machines Corp.	294,071	38,461,546
Intuit, Inc.	92,467	42,180,671
Jack Henry & Associates, Inc.	23,884	4,962,379
Kyndryl Holdings, Inc. *	56,975	596,528
Manhattan Associates, Inc. *	20,650	2,904,835
Mastercard, Inc., Class A	280,775	99,335,387
Maximus, Inc.	19,808	1,324,165
Microsoft Corp.	2,445,119	686,442,708
MicroStrategy, Inc., Class A *(a)	2,999	857,894
MongoDB, Inc. *	22,093	6,903,400
nCino, Inc. *	17,889	577,636
NCR Corp. *	44,759	1,452,430
NortonLifeLock, Inc.	189,518	4,648,876
Nutanix, Inc., Class A *	71,633	1,083,807
Okta, Inc. *	49,301	4,853,683
Oracle Corp.	514,678	40,062,535
Palantir Technologies, Inc., Class A *	534,796	5,535,139
Palo Alto Networks, Inc. *	32,202	16,072,018
Paychex, Inc.	105,085	13,480,304
Paycom Software, Inc. *	15,704	5,190,015
Paylocity Holding Corp. *	12,825	2,641,052
PayPal Holdings, Inc. *	378,866	32,783,275
Pegasystems, Inc.	13,534	543,390
PTC, Inc. *	34,273	4,228,603
Rapid7, Inc. *	19,143	1,224,578
RingCentral, Inc., Class A *	27,802	1,375,921
Roper Technologies, Inc.	34,636	15,124,502
Salesforce, Inc. *	324,828	59,774,849
ServiceNow, Inc. *	65,545	29,276,330
Smartsheet, Inc., Class A *	42,623	1,281,247
Snowflake, Inc., Class A *	79,204	11,873,472
Splunk, Inc. *	52,624	5,468,160
Sprout Social, Inc., Class A *	15,407	802,705
SS&C Technologies Holdings, Inc.	72,299	4,277,932
Synopsys, Inc. *	50,086	18,406,605
Teradata Corp. *	34,670	1,327,514
The Trade Desk, Inc., Class A *	144,556	6,505,020
The Western Union Co.	125,768	2,140,571
Twilio, Inc., Class A *	56,205	4,766,184
Tyler Technologies, Inc. *	13,577	5,417,223
UiPath, Inc., Class A *	90,769	1,663,796
Unity Software, Inc. *(a)	54,225	2,027,473
Varonis Systems, Inc. *	35,945	914,081
VeriSign, Inc. *	31,045	5,872,472
Visa, Inc., Class A	538,052	114,126,210
VMware, Inc., Class A	66,090	7,679,658
WEX, Inc. *	14,769	2,454,755
Workday, Inc., Class A *	64,959	10,075,141
Workiva, Inc. *	15,796	1,034,638
Zendesk, Inc. *	40,089	3,023,512
Zoom Video Communications, Inc., Class A *	74,306	7,717,421
Zscaler, Inc. *	26,459	4,102,733
		1,761,883,237

Technology Hardware & Equipment 8.3%
Amphenol Corp., Class A	195,611	15,087,476
Apple Inc.	5,026,943	816,928,507
Arista Networks, Inc. *	73,679	8,593,182
Arrow Electronics, Inc. *	21,643	2,773,983
CDW Corp.	44,128	8,010,556
SECURITY	NUMBER OF SHARES	VALUE ($)
Ciena Corp. *	50,237	2,592,229
Cisco Systems, Inc.	1,358,093	61,616,679
Cognex Corp.	57,095	2,910,703
Corning, Inc.	248,494	9,134,639
Dell Technologies, Inc., Class C	89,641	4,039,224
F5, Inc. *	19,809	3,315,234
Hewlett Packard Enterprise Co.	424,650	6,047,016
HP, Inc.	344,235	11,494,007
II-VI, Inc. *	42,123	2,217,355
IPG Photonics Corp. *	11,535	1,229,400
Jabil, Inc.	46,348	2,750,290
Juniper Networks, Inc.	104,781	2,937,011
Keysight Technologies, Inc. *	59,565	9,685,269
Littelfuse, Inc.	8,104	2,259,963
Lumentum Holdings, Inc. *	22,425	2,028,566
Motorola Solutions, Inc.	54,681	13,046,340
National Instruments Corp.	43,631	1,657,978
NetApp, Inc.	73,117	5,215,436
Novanta, Inc. *	11,729	1,808,612
Pure Storage, Inc., Class A *	91,859	2,604,203
Seagate Technology Holdings plc	64,602	5,166,868
TD SYNNEX Corp.	13,774	1,383,185
TE Connectivity Ltd.	105,233	14,072,809
Teledyne Technologies, Inc. *	15,333	6,001,336
Trimble, Inc. *	81,844	5,682,429
Ubiquiti, Inc. (a)	1,986	599,037
Vontier Corp.	51,815	1,336,827
Western Digital Corp. *	102,802	5,047,578
Zebra Technologies Corp., Class A *	17,099	6,116,141
		1,045,390,068

Telecommunication Services 1.1%
AT&T, Inc.	2,340,421	43,953,106
Frontier Communications Parent, Inc. *	68,306	1,769,808
Iridium Communications, Inc. *	41,884	1,872,634
Liberty Global plc, Class C *	97,554	2,233,011
Lumen Technologies, Inc.	305,246	3,324,129
T-Mobile US, Inc. *	192,599	27,553,213
Verizon Communications, Inc.	1,372,872	63,412,958
		144,118,859

Transportation 1.8%
Alaska Air Group, Inc. *	41,600	1,844,128
AMERCO	3,238	1,739,065
American Airlines Group, Inc. *	213,725	2,930,170
Avis Budget Group, Inc. *	11,203	2,039,282
C.H. Robinson Worldwide, Inc.	41,529	4,597,260
CSX Corp.	710,749	22,978,515
Delta Air Lines, Inc. *	209,517	6,662,641
Expeditors International of Washington, Inc.	55,092	5,853,525
FedEx Corp.	77,918	18,161,907
GXO Logistics, Inc. *	33,815	1,623,120
JB Hunt Transport Services, Inc.	27,243	4,992,825
Knight-Swift Transportation Holdings, Inc.	54,030	2,968,949
Landstar System, Inc.	11,992	1,877,707
Lyft, Inc., Class A *	100,086	1,387,192
Norfolk Southern Corp.	77,893	19,564,385
Old Dominion Freight Line, Inc.	30,016	9,110,156
Saia, Inc. *	8,658	2,059,305
Southwest Airlines Co. *	193,894	7,391,239
TuSimple Holdings, Inc., Class A *	10,592	105,496
Uber Technologies, Inc. *	552,039	12,945,315
Union Pacific Corp.	205,299	46,664,463
United Airlines Holdings, Inc. *	106,722	3,922,033

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
United Parcel Service, Inc., Class B	240,027	46,778,862
XPO Logistics, Inc. *	32,554	1,944,776
		230,142,316

Utilities 2.9%
Alliant Energy Corp.	82,443	5,023,252
Ameren Corp.	84,368	7,856,348
American Electric Power Co., Inc.	167,652	16,523,781
American Water Works Co., Inc.	59,232	9,207,022
Atmos Energy Corp.	45,586	5,533,685
Avangrid, Inc.	23,070	1,124,201
CenterPoint Energy, Inc.	206,030	6,529,091
CMS Energy Corp.	95,184	6,541,996
Consolidated Edison, Inc.	115,737	11,489,212
Constellation Energy Corp.	107,219	7,087,176
Dominion Energy, Inc.	264,960	21,721,421
DTE Energy Co.	63,442	8,266,493
Duke Energy Corp.	251,487	27,645,966
Edison International	124,525	8,439,059
Entergy Corp.	66,410	7,645,783
Essential Utilities, Inc.	75,786	3,936,325
Evergy, Inc.	74,622	5,093,698
Eversource Energy	112,556	9,929,690
Exelon Corp.	320,263	14,889,027
FirstEnergy Corp.	186,842	7,679,206
IDACORP, Inc.	16,635	1,858,462
NextEra Energy, Inc.	642,170	54,256,943
NiSource, Inc.	132,847	4,038,549
NRG Energy, Inc.	77,500	2,925,625
OGE Energy Corp.	66,076	2,714,402
PG&E Corp. *	496,196	5,388,689
Pinnacle West Capital Corp.	37,006	2,718,831
PPL Corp.	240,431	6,991,733
Public Service Enterprise Group, Inc.	163,070	10,708,807
Sempra Energy	102,694	17,026,665
The AES Corp.	219,629	4,880,156
The Southern Co.	347,050	26,684,675
UGI Corp.	68,081	2,938,376
Vistra Corp.	140,843	3,640,792
WEC Energy Group, Inc.	103,305	10,724,092
Xcel Energy, Inc.	177,812	13,012,282
		362,671,511
Total Common Stocks (Cost $3,335,864,022)		12,592,891,939

SECURITY	NUMBEROF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88% (c)	23,017,513	23,017,513
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88% (c)(d)	16,101,765	16,101,765
		39,119,278
Total Short-Term Investments (Cost $39,119,278)		39,119,278
Total Investments in Securities (Cost $3,374,983,300)		12,632,011,217

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/16/22	169	34,928,075	2,575,056

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $15,865,958.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended July 31, 2022:
SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$39,021,425	$1,196,967	($56,556)	($926)	($6,216,137)	$33,944,773	491,597	$277,324

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2022:

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$12,592,891,939	$—	$—	$12,592,891,939
Short-Term Investments[1]	39,119,278	—	—	39,119,278
Futures Contracts[2]	2,575,056	—	—	2,575,056
Total	$12,634,586,273	$—	$—	$12,634,586,273

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Small-Cap Index Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.6%
Adient plc *	212,524	7,179,061
American Axle & Manufacturing Holdings, Inc. *	253,905	2,262,293
Canoo, Inc. *(a)	257,331	890,365
Cenntro Electric Group Ltd. *	414,328	621,492
Dana, Inc.	288,786	4,840,053
Dorman Products, Inc. *	59,022	5,966,534
Faraday Future Intelligent Electric, Inc. *	224,288	495,676
Fisker, Inc. *(a)	363,965	3,486,785
Fox Factory Holding Corp. *	94,962	8,989,103
Gentherm, Inc. *	74,166	4,788,157
Holley, Inc. *	115,692	924,379
LCI Industries	55,629	7,514,922
Lordstown Motors Corp., Class A *(a)	354,431	793,925
Luminar Technologies, Inc. *(a)	534,851	3,615,593
Modine Manufacturing Co. *	112,069	1,470,345
Motorcar Parts of America, Inc. *	42,125	634,824
Mullen Automotive, Inc. *(a)	33,301	26,398
Patrick Industries, Inc.	49,176	2,985,967
Solid Power, Inc. *	127,446	808,008
Standard Motor Products, Inc.	45,878	2,098,460
Stoneridge, Inc. *	58,732	1,105,336
Tenneco, Inc., Class A *	184,773	3,486,666
The Goodyear Tire & Rubber Co. *	627,981	7,711,607
Visteon Corp. *	62,289	7,946,831
Winnebago Industries, Inc.	71,745	4,331,246
Workhorse Group, Inc. *(a)	328,050	1,072,723
XPEL, Inc. *	48,255	2,957,549
		89,004,298

Banks 11.1%
1st Source Corp.	36,209	1,745,998
ACNB Corp.	19,066	627,081
Allegiance Bancshares, Inc.	43,486	1,915,123
Amalgamated Financial Corp.	31,602	729,374
Amerant Bancorp, Inc.	62,753	1,714,412
American National Bankshares, Inc.	23,257	843,997
Ameris Bancorp	148,086	7,002,987
Arrow Financial Corp.	30,713	1,030,421
Associated Banc-Corp.	334,013	6,713,661
Atlantic Union Bankshares Corp.	167,659	5,799,325
Axos Financial, Inc. *	128,330	5,359,061
Banc of California, Inc.	123,426	2,161,189
BancFirst Corp.	44,080	4,733,751
Bank First Corp.	14,426	1,109,648
Bank of Marin Bancorp	34,907	1,142,157
BankUnited, Inc.	182,913	7,106,170
Bankwell Financial Group, Inc.	12,382	405,882
Banner Corp.	76,583	4,747,380
Bar Harbor Bankshares	33,046	957,343
Baycom Corp.	29,084	569,756
SECURITY	NUMBER OF SHARES	VALUE ($)
BCB Bancorp, Inc.	32,430	624,602
Berkshire Hills Bancorp, Inc.	103,437	2,913,820
Blue Foundry Bancorp *	58,999	692,058
Blue Ridge Bankshares, Inc.	38,523	575,534
Bridgewater Bancshares, Inc. *	46,338	809,988
Brookline Bancorp, Inc.	170,357	2,356,037
Business First Bancshares, Inc.	47,237	1,109,125
Byline Bancorp, Inc.	55,221	1,352,362
Cadence Bank	410,385	10,711,048
Cambridge Bancorp	15,381	1,281,083
Camden National Corp.	32,325	1,477,252
Capital Bancorp, Inc.	20,429	510,521
Capital City Bank Group, Inc.	30,266	980,316
Capitol Federal Financial, Inc.	291,630	2,796,732
Capstar Financial Holdings, Inc.	45,501	955,976
Carter Bankshares, Inc. *	54,555	761,042
Cathay General Bancorp	161,074	6,716,786
CBTX, Inc.	40,972	1,268,083
Central Pacific Financial Corp.	60,871	1,441,425
Citizens & Northern Corp.	33,788	825,441
City Holding Co.	33,001	2,864,157
Civista Bancshares, Inc.	32,776	709,928
CNB Financial Corp.	36,024	929,419
Coastal Financial Corp. *	23,335	962,102
Colony Bankcorp, Inc.	37,103	538,736
Columbia Banking System, Inc.	176,347	5,320,389
Columbia Financial, Inc. *	77,318	1,572,648
Community Bank System, Inc.	119,473	8,044,117
Community Trust Bancorp, Inc.	35,226	1,526,343
ConnectOne Bancorp, Inc.	82,829	2,189,999
CrossFirst Bankshares, Inc. *	102,473	1,405,930
Customers Bancorp, Inc. *	69,462	2,652,754
CVB Financial Corp.	302,591	8,070,102
Dime Community Bancshares, Inc.	74,833	2,550,309
Eagle Bancorp, Inc.	70,999	3,481,081
Eastern Bankshares, Inc.	359,964	7,343,266
Enact Holdings, Inc.	67,435	1,553,702
Enterprise Bancorp, Inc.	21,007	668,023
Enterprise Financial Services Corp.	79,035	3,717,016
Equity Bancshares, Inc., Class A	34,274	1,095,054
Esquire Financial Holdings, Inc.	15,645	566,662
Essent Group Ltd.	235,862	9,849,597
Farmers & Merchants Bancorp, Inc.	27,130	831,534
Farmers National Banc Corp.	70,179	996,542
FB Financial Corp.	81,190	3,478,991
Federal Agricultural Mortgage Corp., Class C	20,333	2,242,527
Finance Of America Cos., Inc., Class A *	85,397	151,153
Financial Institutions, Inc.	34,041	902,427
First BanCorp	438,891	6,622,865
First BanCorp (North Carolina)	79,119	2,997,028
First Bank	35,228	530,534
First Busey Corp.	115,683	2,851,586
First Business Financial Services, Inc.	18,124	606,248
First Commonwealth Financial Corp.	209,194	3,100,255
First Community Bankshares, Inc.	36,416	1,168,225

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
First Financial Bancorp	208,688	4,662,090
First Financial Bankshares, Inc.	290,987	12,855,806
First Financial Corp.	25,495	1,191,126
First Foundation, Inc.	114,734	2,388,762
First Guaranty Bancshares, Inc.	13,326	330,751
First Internet Bancorp	20,386	722,684
First Interstate BancSystem, Inc., Class A	209,749	8,553,564
First Merchants Corp.	128,235	5,325,600
First Mid Bancshares, Inc.	41,814	1,570,952
First Western Financial, Inc. *	17,915	501,441
Five Star Bancorp	28,273	745,559
Flagstar Bancorp, Inc.	117,092	4,824,190
Flushing Financial Corp.	64,666	1,396,139
Fulton Financial Corp.	363,166	6,061,241
FVCBankcorp, Inc. *	27,108	519,118
German American Bancorp, Inc.	62,143	2,351,491
Glacier Bancorp, Inc.	248,856	12,465,197
Great Southern Bancorp, Inc.	21,586	1,337,037
Greene County Bancorp, Inc.	7,442	341,365
Guaranty Bancshares, Inc.	18,489	690,934
Hancock Whitney Corp.	192,923	9,416,572
Hanmi Financial Corp.	67,872	1,715,125
HarborOne Bancorp, Inc.	102,462	1,485,699
HBT Financial, Inc.	22,318	416,007
Heartland Financial USA, Inc.	92,054	4,133,225
Heritage Commerce Corp.	131,923	1,554,053
Heritage Financial Corp.	77,260	2,010,305
Hilltop Holdings, Inc.	137,318	3,961,624
Home Bancorp, Inc.	16,489	621,141
Home BancShares, Inc.	425,737	10,047,393
Home Point Capital, Inc.	19,614	72,180
HomeStreet, Inc.	40,328	1,503,831
HomeTrust Bancshares, Inc.	32,670	788,654
Hope Bancorp, Inc.	259,588	3,904,203
Horizon Bancorp, Inc.	90,370	1,723,356
Independent Bank Corp.	104,505	8,757,519
Independent Bank Corp., Michigan	45,421	952,933
Independent Bank Group, Inc.	82,218	5,814,457
International Bancshares Corp.	121,762	5,340,481
John Marshall Bancorp, Inc.	25,697	669,921
Kearny Financial Corp.	139,043	1,628,194
Lakeland Bancorp, Inc.	138,872	2,210,842
Lakeland Financial Corp.	54,998	4,278,844
Live Oak Bancshares, Inc.	73,391	2,762,437
Luther Burbank Corp.	32,660	430,785
Macatawa Bank Corp.	59,479	553,155
Mercantile Bank Corp.	34,584	1,225,657
Merchants Bancorp	35,417	937,134
Metrocity Bankshares, Inc.	41,774	865,140
Metropolitan Bank Holding Corp. *	23,094	1,602,262
Mid Penn Bancorp, Inc.	32,058	919,423
Midland States Bancorp, Inc.	47,150	1,235,330
MidWestOne Financial Group, Inc.	31,596	986,111
Mr Cooper Group, Inc. *	162,534	7,322,157
MVB Financial Corp.	23,001	747,532
National Bank Holdings Corp., Class A	65,544	2,727,941
NBT Bancorp, Inc.	93,780	3,801,841
Nicolet Bankshares, Inc. *	27,617	2,208,808
NMI Holdings, Inc., Class A *	189,249	3,584,376
Northeast Bank	15,174	603,925
Northfield Bancorp, Inc.	98,288	1,446,799
Northwest Bancshares, Inc.	272,147	3,913,474
OceanFirst Financial Corp.	130,256	2,678,063
OFG Bancorp	106,715	2,931,461
Old National Bancorp	656,709	11,433,304
Old Second Bancorp, Inc.	95,190	1,337,419
Origin Bancorp, Inc.	50,161	2,160,434
Orrstown Financial Services, Inc.	23,865	618,581
SECURITY	NUMBER OF SHARES	VALUE ($)
Pacific Premier Bancorp, Inc.	209,904	7,061,171
Park National Corp.	32,178	4,168,982
Parke Bancorp, Inc.	22,967	504,126
Pathward Financial, Inc.	65,002	2,191,867
PCB Bancorp	26,415	509,017
PCSB Financial Corp.	28,335	552,249
Peapack-Gladstone Financial Corp.	38,726	1,264,791
PennyMac Financial Services, Inc.	66,287	3,631,865
Peoples Bancorp, Inc.	62,278	1,925,636
Peoples Financial Services Corp.	15,678	834,697
Pioneer Bancorp, Inc. *	26,534	257,645
Preferred Bank	30,803	2,239,378
Premier Financial Corp.	79,037	2,250,974
Primis Financial Corp.	49,901	676,159
Professional Holding Corp., Class A *	29,172	654,911
Provident Bancorp, Inc.	32,665	494,548
Provident Financial Services, Inc.	167,441	4,078,863
QCR Holdings, Inc.	36,976	2,192,307
Radian Group, Inc.	387,942	8,678,263
RBB Bancorp	33,511	764,386
Red River Bancshares, Inc.	9,879	541,863
Renasant Corp.	122,529	4,092,469
Republic Bancorp, Inc., Class A	19,728	884,603
Republic First Bancorp, Inc. *	106,268	384,690
S&T Bancorp, Inc.	87,628	2,711,210
Sandy Spring Bancorp, Inc.	99,203	4,097,084
Seacoast Banking Corp. of Florida	135,569	4,850,659
ServisFirst Bancshares, Inc.	112,287	9,594,924
Shore Bancshares, Inc.	39,954	783,098
Sierra Bancorp	30,459	683,805
Silvergate Capital Corp., Class A *	70,138	6,543,174
Simmons First National Corp., Class A	279,940	6,648,575
SmartFinancial, Inc.	34,731	911,689
South Plains Financial, Inc.	22,956	606,497
Southern First Bancshares, Inc. *	17,000	760,750
Southern Missouri Bancorp, Inc.	17,677	953,497
Southside Bancshares, Inc.	68,579	2,739,045
SouthState Corp.	167,840	14,227,797
Sterling Bancorp, Inc. *	37,651	235,695
Stock Yards Bancorp, Inc.	64,175	4,437,701
Summit Financial Group, Inc.	25,016	763,238
Texas Capital Bancshares, Inc. *	113,759	6,668,553
The Bancorp, Inc. *	124,857	3,071,482
The Bank of N.T. Butterfield & Son Ltd.	111,367	3,774,228
The First BanCorp, Inc.	21,832	659,436
The First Bancshares, Inc.	44,246	1,283,134
The First of Long Island Corp.	49,817	906,669
The Hingham Institution For Savings	3,263	946,303
Third Coast Bancshares, Inc. *	28,822	540,701
Tompkins Financial Corp.	31,541	2,433,388
Towne Bank	150,918	4,507,921
TriCo Bancshares	70,985	3,393,083
Triumph Bancorp, Inc. *	53,751	3,905,010
TrustCo Bank Corp.	42,231	1,417,272
Trustmark Corp.	137,159	4,453,553
UMB Financial Corp.	98,545	8,918,322
United Bankshares, Inc.	296,619	11,491,020
United Community Banks, Inc.	237,973	8,098,221
Unity Bancorp, Inc.	16,054	449,833
Univest Financial Corp.	65,381	1,630,602
USCB Financial Holdings, Inc. *	23,684	287,524
Valley National Bancorp	964,556	11,275,660
Velocity Financial, Inc. *	19,771	233,891
Veritex Holdings, Inc.	117,582	3,637,987
Walker & Dunlop, Inc.	68,685	7,736,678
Washington Federal, Inc.	145,136	4,953,492
Washington Trust Bancorp, Inc.	38,599	2,118,313
Waterstone Financial, Inc.	45,129	841,656
WesBanco, Inc.	130,761	4,461,565

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
West Bancorp, Inc.	36,238	942,550
Westamerica Bancorp	58,384	3,503,624
WSFS Financial Corp.	144,143	6,878,504
		619,344,424

Capital Goods 10.3%
AAON, Inc.	98,260	5,912,304
AAR Corp. *	75,730	3,372,257
Aerojet Rocketdyne Holdings, Inc. *	177,803	7,768,213
AeroVironment, Inc. *	52,027	4,507,619
AerSale Corp. *	35,707	625,230
Alamo Group, Inc.	22,543	2,917,290
Albany International Corp., Class A	70,760	6,458,265
Allied Motion Technologies, Inc.	29,143	785,112
Alta Equipment Group, Inc. *	47,634	535,406
Altra Industrial Motion Corp.	145,564	6,074,386
Ameresco, Inc., Class A *	71,259	4,077,440
American Woodmark Corp. *	36,973	1,856,784
API Group Corp. *	463,171	8,202,758
Apogee Enterprises, Inc.	49,594	2,063,606
Applied Industrial Technologies, Inc.	85,736	8,624,184
Archer Aviation, Inc., Class A *	278,620	1,125,625
Arcosa, Inc.	108,461	5,592,249
Argan, Inc.	31,191	1,159,058
Array Technologies, Inc. *	337,590	5,688,391
Astec Industries, Inc.	51,287	2,519,730
Astra Space, Inc. *(a)	328,203	469,330
Astronics Corp. *	57,110	640,774
Atkore, Inc. *	96,316	9,561,289
AZZ, Inc.	55,088	2,343,444
Babcock & Wilcox Enterprises, Inc. *	133,161	1,059,962
Barnes Group, Inc.	109,660	3,708,701
Beacon Roofing Supply, Inc. *	121,646	7,301,193
Berkshire Grey, Inc. *	107,250	188,760
Blink Charging Co. *(a)	82,721	1,751,204
Bloom Energy Corp., Class A *	364,559	7,375,029
Blue Bird Corp. *	38,388	428,410
BlueLinx Holdings, Inc. *	21,013	1,681,040
Boise Cascade Co.	88,492	6,257,269
Brookfield Business Corp., Class A	58,411	1,334,691
Cadre Holdings, Inc.	37,020	875,523
Caesarstone Ltd.	51,481	462,299
Chart Industries, Inc. *	82,265	16,049,079
CIRCOR International, Inc. *	41,643	725,005
Columbus McKinnon Corp.	62,616	2,072,590
Comfort Systems USA, Inc.	79,381	8,387,396
Concrete Pumping Holdings, Inc. *	59,502	388,548
Construction Partners, Inc., Class A *	89,071	2,118,108
CSW Industrials, Inc.	33,600	4,014,192
Custom Truck One Source, Inc. *	134,128	830,252
Desktop Metal, Inc., Class A *(a)	594,792	1,266,907
Distribution Solutions Group, Inc. *	11,134	552,246
Douglas Dynamics, Inc.	50,476	1,608,165
Ducommun, Inc. *	24,664	1,167,594
DXP Enterprises, Inc. *	33,947	1,154,198
Dycom Industries, Inc. *	64,676	6,671,976
EMCOR Group, Inc.	113,522	13,210,555
Encore Wire Corp.	42,649	5,905,607
Energy Recovery, Inc. *	125,062	2,780,128
Energy Vault Holdings, Inc. *(a)	55,281	246,000
Enerpac Tool Group Corp.	136,482	2,770,585
EnerSys	92,659	6,107,155
Enovix Corp. *	243,930	3,249,148
EnPro Industries, Inc.	46,636	4,359,533
ESCO Technologies, Inc.	57,736	4,477,427
ESS Tech, Inc. *(a)	182,110	692,018
Evoqua Water Technologies Corp. *	263,453	10,040,194
Fathom Digital Manufacturing Corp. *	22,178	94,922
SECURITY	NUMBER OF SHARES	VALUE ($)
Federal Signal Corp.	133,873	5,558,407
Fluence Energy, Inc. *(a)	80,502	1,106,097
Fluor Corp. *	318,810	8,100,962
Franklin Electric Co., Inc.	103,267	9,378,709
FTC Solar, Inc. *	90,988	456,760
FuelCell Energy, Inc. *	829,569	2,978,153
GATX Corp.	79,529	7,972,782
Gibraltar Industries, Inc. *	73,756	3,451,043
Global Industrial Co.	29,035	1,038,001
GMS, Inc. *	96,827	5,138,609
GrafTech International Ltd.	440,339	3,390,610
Granite Construction, Inc.	101,928	3,047,647
Great Lakes Dredge & Dock Corp. *	146,142	1,889,616
Griffon Corp.	103,231	3,097,962
H&E Equipment Services, Inc.	71,186	2,544,900
Heliogen, Inc. *	42,021	103,792
Helios Technologies, Inc.	72,869	5,014,845
Herc Holdings, Inc.	57,457	7,125,817
Hillenbrand, Inc.	162,683	7,515,955
Hillman Solutions Corp. *	301,614	3,121,705
Hudson Technologies, Inc. *	96,784	862,345
Hydrofarm Holdings Group, Inc. *	95,934	309,867
Hyliion Holdings Corp. *	296,333	1,164,589
Hyster-Yale Materials Handling, Inc.	24,285	840,018
Hyzon Motors, Inc. *(a)	197,363	793,399
IES Holdings, Inc. *	19,845	654,885
Infrastructure and Energy Alternatives, Inc. *	68,361	965,257
Insteel Industries, Inc.	42,077	1,317,010
Janus International Group, Inc. *	182,857	1,859,656
JELD-WEN Holding, Inc. *	193,048	3,432,393
John Bean Technologies Corp.	70,842	7,956,265
Kadant, Inc.	26,002	5,300,508
Kaman Corp.	62,610	1,927,136
Karat Packaging, Inc. *	12,467	237,247
Kennametal, Inc.	185,116	4,970,365
Kratos Defense & Security Solutions, Inc. *	276,719	3,981,986
Lightning eMotors, Inc. *(a)	86,027	305,396
Lindsay Corp.	24,650	3,795,114
Luxfer Holdings plc	62,403	1,019,665
Markforged Holding Corp. *	249,958	547,408
Masonite International Corp. *	50,484	4,595,559
Maxar Technologies, Inc.	162,787	4,473,387
McGrath RentCorp	54,293	4,580,157
Meritor, Inc. *	157,343	5,730,432
Microvast Holdings, Inc. *	382,404	1,013,371
Miller Industries, Inc.	25,041	601,735
Momentus, Inc. *(a)	119,773	210,800
Moog, Inc., Class A	64,133	5,492,350
MRC Global, Inc. *	185,544	2,156,021
Mueller Industries, Inc.	125,351	8,439,883
Mueller Water Products, Inc., Class A	349,213	4,546,753
MYR Group, Inc. *	37,470	3,568,268
National Presto Industries, Inc.	11,495	818,444
Nikola Corp. *(a)	653,491	4,064,714
Northwest Pipe Co. *	22,016	690,202
NOW, Inc. *	247,324	2,735,403
NuScale Power Corp. *(a)	38,909	557,955
NV5 Global, Inc. *	30,287	4,106,917
Omega Flex, Inc.	7,323	842,072
Park Aerospace Corp.	44,424	541,973
Parsons Corp. *	75,376	3,258,504
PGT Innovations, Inc. *	132,231	2,895,859
Powell Industries, Inc.	20,735	496,811
Preformed Line Products Co.	5,492	328,422
Primoris Services Corp.	118,860	2,776,570
Proterra, Inc. *(a)	496,317	2,675,149
Proto Labs, Inc. *	61,692	3,016,122

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Quanex Building Products Corp.	74,149	1,824,807
RBC Bearings, Inc. *	63,883	15,076,388
Redwire Corp. *	42,522	140,323
Resideo Technologies, Inc. *	323,809	7,288,941
REV Group, Inc.	77,946	907,291
Rocket Lab USA, Inc. *	476,298	2,224,312
Rush Enterprises, Inc., Class A	95,079	4,581,857
Rush Enterprises, Inc., Class B	15,400	835,450
Sarcos Technology and Robotics Corp. *(a)	171,611	574,897
Shoals Technologies Group, Inc., Class A *	250,450	5,918,133
Simpson Manufacturing Co., Inc.	97,103	10,028,798
SPX Corp. *	99,175	5,864,218
Standex International Corp.	26,763	2,598,152
Stem, Inc. *(a)	323,100	3,660,723
Sterling Infrastructure, Inc. *	65,587	1,686,242
Tennant Co.	41,535	2,784,091
Terex Corp.	152,567	5,112,520
Terran Orbital Corp. *	52,616	223,092
Textainer Group Holdings Ltd.	103,935	3,530,672
The Gorman-Rupp Co.	51,077	1,568,064
The Greenbrier Cos., Inc.	71,460	2,273,857
The Manitowoc Co., Inc. *	77,745	888,625
The Shyft Group, Inc.	77,235	2,003,476
Thermon Group Holdings, Inc. *	73,839	1,149,673
Titan International, Inc. *	114,463	1,918,400
Titan Machinery, Inc. *	45,461	1,278,818
TPI Composites, Inc. *	81,608	1,344,084
Transcat, Inc. *	15,915	991,823
Trinity Industries, Inc.	186,977	4,852,053
Triton International Ltd.	142,508	9,131,913
Triumph Group, Inc. *	143,073	2,223,354
Tutor Perini Corp. *	94,121	854,619
UFP Industries, Inc.	136,356	12,573,387
V2X, Inc. *	25,810	857,924
Velo3D, Inc. *(a)	123,900	397,719
Veritiv Corp. *	32,626	4,046,277
Vicor Corp. *	49,292	3,596,344
View, Inc. *(a)	254,479	562,399
Virgin Galactic Holdings, Inc. *(a)	511,009	3,801,907
Wabash National Corp.	108,828	1,965,434
Watts Water Technologies, Inc., Class A	61,297	8,466,955
Xos, Inc. *(a)	120,236	215,222
Zurn Water Solutions Corp.	278,141	8,052,182
		575,606,483

Commercial & Professional Services 3.3%
ABM Industries, Inc.	150,154	6,732,905
ACCO Brands Corp.	212,510	1,523,697
ACV Auctions, Inc., Class A *	252,226	1,863,950
Alight, Inc., Class A *	760,065	5,730,890
Aris Water Solution, Inc., Class A	49,229	1,042,178
ASGN, Inc. *	112,373	11,659,822
Atlas Technical Consultants, Inc. *	39,197	275,163
Barrett Business Services, Inc.	16,007	1,306,011
Brady Corp., Class A	105,226	5,035,064
BrightView Holdings, Inc. *	98,840	1,298,758
Casella Waste Systems, Inc., Class A *	111,839	9,053,367
CBIZ, Inc. *	110,087	5,022,169
Cimpress plc *	39,597	1,591,403
CompX International, Inc.	3,395	77,236
CoreCivic, Inc. *	270,398	2,912,186
CRA International, Inc.	15,995	1,583,665
Deluxe Corp.	97,152	2,442,401
Ennis, Inc.	56,591	1,236,513
Exponent, Inc.	115,455	11,602,073
First Advantage Corp. *	131,386	1,843,346
SECURITY	NUMBER OF SHARES	VALUE ($)
Forrester Research, Inc. *	25,179	1,170,572
Franklin Covey Co. *	28,300	1,480,939
Harsco Corp. *	174,648	840,057
Healthcare Services Group, Inc.	166,284	2,384,513
Heidrick & Struggles International, Inc.	43,939	1,368,260
Heritage-Crystal Clean, Inc. *	34,998	1,174,533
HireRight Holdings Corp. *	47,685	708,599
HNI Corp.	94,618	3,341,908
Huron Consulting Group, Inc. *	47,121	3,161,819
ICF International, Inc.	41,340	3,900,429
Insperity, Inc.	81,267	8,918,241
Interface, Inc.	131,138	1,900,190
KAR Auction Services, Inc. *	269,969	4,616,470
Kelly Services, Inc., Class A	78,820	1,708,818
Kforce, Inc.	45,664	3,006,974
Kimball International, Inc., Class B	81,389	666,576
Korn Ferry	119,954	7,858,187
LegalZoom.com, Inc. *(a)	219,932	2,304,887
Li-Cycle Holdings Corp. *(a)	295,138	2,122,042
ManTech International Corp., Class A	66,982	6,418,215
Matthews International Corp., Class A	68,275	1,908,286
MillerKnoll, Inc.	170,137	5,122,825
Montrose Environmental Group, Inc. *	61,478	2,466,497
NL Industries, Inc.	18,784	175,255
Pitney Bowes, Inc.	387,359	1,266,664
Planet Labs PBC *(a)	348,077	1,855,250
Quad Graphics, Inc. *	76,512	243,308
Red Violet, Inc. *	21,603	509,831
Resources Connection, Inc.	71,311	1,530,334
Skillsoft Corp. *(a)	182,563	701,042
SP Plus Corp. *	51,872	1,777,135
Spire Global, Inc. *(a)	274,801	412,201
Steelcase, Inc., Class A	193,576	2,154,501
Sterling Check Corp. *	52,926	1,039,996
The Brink's Co.	103,940	5,918,344
The GEO Group, Inc. *	264,884	1,737,639
TriNet Group, Inc. *	83,885	6,920,512
TrueBlue, Inc. *	73,579	1,592,250
UniFirst Corp.	33,530	6,568,192
Upwork, Inc. *	268,442	4,982,284
Viad Corp. *	45,727	1,544,201
VSE Corp.	23,752	996,396
Willdan Group, Inc. *	25,962	706,426
		185,014,395

Consumer Durables & Apparel 2.8%
Acushnet Holdings Corp.	76,686	3,736,909
Allbirds, Inc., Class A *	210,454	1,081,734
AMMO, Inc. *(a)	195,614	954,596
Aterian, Inc. *(a)	133,811	305,089
Beazer Homes USA, Inc. *	66,548	981,583
Callaway Golf Co. *	313,213	7,188,238
Cavco Industries, Inc. *	20,566	5,301,709
Century Communities, Inc.	65,546	3,353,989
Clarus Corp.	64,155	1,322,876
Crocs, Inc. *	135,839	9,731,506
Dream Finders Homes, Inc., Class A *	47,250	614,250
Ermenegildo Zegna Holditalia S.p.A. (a)	105,294	1,158,234
Ethan Allen Interiors, Inc.	50,471	1,160,328
Fossil Group, Inc. *	104,873	632,384
G-III Apparel Group Ltd. *	98,026	2,165,394
GoPro, Inc., Class A *	291,985	1,857,025
Green Brick Partners, Inc. *	64,158	1,719,434
Helen of Troy Ltd. *	53,253	7,124,719
Hovnanian Enterprises, Inc., Class A *	11,697	567,421
Installed Building Products, Inc.	54,331	5,510,250
iRobot Corp. *	60,226	2,770,998
Johnson Outdoors, Inc., Class A	11,944	803,951

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
KB Home	179,274	5,851,503
Kontoor Brands, Inc.	126,251	4,608,162
Landsea Homes Corp. *	22,642	166,645
Latham Group, Inc. *	99,211	544,668
La-Z-Boy, Inc.	96,441	2,687,811
Legacy Housing Corp. *	19,074	259,025
LGI Homes, Inc. *	46,739	5,272,159
Lifetime Brands, Inc.	28,014	301,431
M.D.C. Holdings, Inc.	128,151	4,645,474
M/I Homes, Inc. *	61,572	2,832,928
Malibu Boats, Inc., Class A *	46,477	2,902,489
Marine Products Corp.	18,875	204,983
MasterCraft Boat Holdings, Inc. *	40,830	967,263
Meritage Homes Corp. *	81,377	7,185,589
Movado Group, Inc.	34,865	1,184,713
Oxford Industries, Inc.	34,761	3,316,199
PLBY Group, Inc. *(a)	68,766	441,478
Purple Innovation, Inc. *(a)	120,635	421,016
Rocky Brands, Inc.	15,608	513,191
Skyline Champion Corp. *	119,462	7,561,945
Smith & Wesson Brands, Inc.	102,062	1,485,002
Snap One Holdings Corp. *	41,034	498,973
Solo Brands, Inc., Class A *(a)	48,272	240,877
Sonos, Inc. *	285,785	6,318,706
Steven Madden Ltd.	176,762	5,603,355
Sturm, Ruger & Co., Inc.	38,649	2,555,858
Superior Group of Cos., Inc.	26,555	490,205
Taylor Morrison Home Corp. *	258,837	7,428,622
The Lovesac Co. *	31,100	969,076
Traeger, Inc. *	70,397	216,119
Tri Pointe Homes, Inc. *	230,001	4,259,619
Tupperware Brands Corp. *	102,213	762,509
Unifi, Inc. *	31,779	433,148
Universal Electronics, Inc. *	27,209	755,050
Vista Outdoor, Inc. *	125,143	3,766,804
Vizio Holding Corp., Class A *	151,364	1,386,494
Vuzix Corp. *(a)	132,601	1,083,350
Weber, Inc., Class A (a)	59,410	378,442
Wolverine World Wide, Inc.	179,159	4,025,703
		154,569,201

Consumer Services 3.2%
2U, Inc. *	167,083	1,635,743
Accel Entertainment, Inc. *	131,532	1,586,276
Adtalem Global Education, Inc. *	100,499	4,030,010
American Public Education, Inc. *	42,144	662,082
Bally's Corp. *(a)	89,024	1,955,857
Biglari Holdings, Inc., Class B *	1,620	194,740
BJ's Restaurants, Inc. *	51,067	1,198,542
Bloomin' Brands, Inc.	197,580	4,028,656
Bluegreen Vacations Holding Corp.	28,800	756,864
Bowlero Corp. *(a)	86,859	993,667
Brinker International, Inc. *	97,500	2,705,625
Carriage Services, Inc.	29,960	1,086,949
Century Casinos, Inc. *	61,986	522,542
Chegg, Inc. *	278,513	5,932,327
Chuy's Holdings, Inc. *	42,173	937,506
Coursera, Inc. *	252,358	3,505,253
Cracker Barrel Old Country Store, Inc.	51,907	4,934,798
Dave & Buster's Entertainment, Inc. *	96,202	3,594,107
Denny's Corp. *	133,683	1,298,062
Dine Brands Global, Inc.	35,438	2,527,084
Duolingo, Inc. *	52,717	4,836,785
El Pollo Loco Holdings, Inc. *	44,382	431,393
European Wax Center, Inc., Class A	47,283	989,160
Everi Holdings, Inc. *	196,681	3,778,242
F45 Training Holdings, Inc. *	79,535	156,684
First Watch Restaurant Group, Inc. *	21,798	362,283
SECURITY	NUMBER OF SHARES	VALUE ($)
Frontdoor, Inc. *	185,374	4,962,462
Full House Resorts, Inc. *	74,949	465,433
Golden Entertainment, Inc. *	45,699	2,004,815
Graham Holdings Co., Class B	8,428	5,010,362
Hilton Grand Vacations, Inc. *	200,787	8,186,086
Inspirato, Inc. *	22,542	113,386
Inspired Entertainment, Inc. *	50,426	521,405
International Game Technology plc	223,071	4,227,195
Jack in the Box, Inc.	47,451	3,280,762
Krispy Kreme, Inc.	161,177	2,301,608
Kura Sushi USA, Inc., Class A *	10,393	877,585
Laureate Education, Inc.	253,968	3,006,981
Life Time Group Holdings, Inc. *	94,721	1,373,455
Lindblad Expeditions Holdings, Inc. *	71,658	566,098
Monarch Casino & Resort, Inc. *	29,764	1,909,361
NEOGAMES S.A. *	29,941	457,798
Nerdy, Inc. *	119,077	310,791
Noodles & Co. *	89,883	468,290
OneSpaWorld Holdings Ltd. *	147,966	1,066,835
Papa John's International, Inc.	73,951	7,091,161
Perdoceo Education Corp. *	152,596	2,090,565
Portillo's, Inc., Class A *(a)	44,456	1,014,930
PowerSchool Holdings, Inc., Class A *	102,207	1,472,803
RCI Hospitality Holdings, Inc.	19,730	1,123,821
Red Rock Resorts, Inc., Class A	119,445	4,697,772
Rover Group, Inc. *	207,525	906,884
Rush Street Interactive, Inc. *	136,301	755,108
Ruth's Hospitality Group, Inc.	72,683	1,275,587
Scientific Games Corp., Class A *	219,126	11,162,278
SeaWorld Entertainment, Inc. *	101,191	4,829,846
Shake Shack, Inc., Class A *	83,925	4,318,781
Sonder Holdings, Inc. *(a)	95,979	148,767
StoneMor, Inc. *	60,164	203,956
Strategic Education, Inc.	51,517	3,700,466
Stride, Inc. *	90,899	4,061,367
Sweetgreen, Inc., Class A *	30,050	472,086
Target Hospitality Corp. *(a)	68,396	940,445
Texas Roadhouse, Inc.	153,106	13,353,905
The Beachbody Co., Inc. *	229,991	275,989
The Cheesecake Factory, Inc.	111,508	3,259,379
The ONE Group Hospitality, Inc. *	49,618	416,295
Udemy, Inc. *	161,213	1,926,495
Universal Technical Institute, Inc. *	73,282	589,187
Vacasa, Inc., Class A *	89,918	234,686
Vivint Smart Home, Inc. *	212,205	1,014,340
Wingstop, Inc.	67,116	8,468,697
WW International, Inc. *	121,523	806,913
Xponential Fitness, Inc., Class A *	38,559	572,216
		176,936,670

Diversified Financials 4.1%
AFC Gamma, Inc.	35,143	576,345
Alerus Financial Corp.	33,945	836,405
A-Mark Precious Metals, Inc.	40,779	1,235,604
Angel Oak Mortgage, Inc. (a)	26,214	370,928
Apollo Commercial Real Estate Finance, Inc.	315,018	4,025,930
Arbor Realty Trust, Inc.	348,008	5,783,893
Ares Commercial Real Estate Corp.	100,705	1,379,659
ARMOUR Residential REIT, Inc.	230,139	1,811,194
Artisan Partners Asset Management, Inc., Class A	134,563	5,350,225
Assetmark Financial Holdings, Inc. *	48,204	915,394
Associated Capital Group, Inc., Class A	3,954	161,719
Atlanticus Holdings Corp. *	9,469	365,882
B. Riley Financial, Inc.	45,607	2,350,585
Bakkt Holdings, Inc. *(a)	124,879	350,910

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Banco Latinoamericano de Comercio Exterior, S.A., Class E	61,615	853,368
BGC Partners, Inc., Class A	716,530	2,615,334
Blackstone Mortgage Trust, Inc., Class A	381,552	11,816,665
Blucora, Inc. *	105,200	2,104,000
Bread Financial Holdings, Inc.	112,133	4,441,588
Brightsphere Investment Group, Inc.	72,719	1,375,116
BrightSpire Capital, Inc.	213,095	1,883,760
Broadmark Realty Capital, Inc.	290,504	2,204,925
Cannae Holdings, Inc. *	169,274	3,573,374
Chicago Atlantic Real Estate Finance, Inc.	15,205	216,215
Chimera Investment Corp.	532,505	5,575,327
Claros Mortgage Trust, Inc. (a)	206,163	3,950,083
Cohen & Steers, Inc.	56,905	4,193,329
Compass Diversified Holdings	135,695	3,274,320
Consumer Portfolio Services, Inc. *	31,446	403,138
Cowen, Inc., Class A	58,671	2,057,592
Curo Group Holdings Corp.	50,244	359,747
Diamond Hill Investment Group, Inc.	6,721	1,284,854
Donnelley Financial Solutions, Inc. *	61,817	2,101,160
Dynex Capital, Inc.	81,401	1,367,537
Ellington Financial, Inc.	127,599	2,047,964
Encore Capital Group, Inc. *	53,826	3,898,617
Enova International, Inc. *	71,452	2,465,809
EZCORP, Inc., Class A *	111,805	898,912
Federated Hermes, Inc.	196,647	6,707,629
FirstCash Holdings, Inc.	86,435	6,332,228
Focus Financial Partners, Inc., Class A *	129,814	5,248,380
Franklin BSP Realty Trust, Inc.	188,711	2,896,714
GAMCO Investors, Inc., Class A	10,501	217,791
GCM Grosvenor, Inc., Class A	96,158	760,610
Granite Point Mortgage Trust, Inc.	118,852	1,261,020
Green Dot Corp., Class A *	108,900	3,060,090
Hamilton Lane, Inc., Class A	79,032	5,972,448
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	190,865	6,888,318
Houlihan Lokey, Inc.	114,250	9,660,980
Invesco Mortgage Capital, Inc.	73,988	1,309,588
Jackson Financial, Inc., Class A	169,139	4,653,014
KKR Real Estate Finance Trust, Inc.	116,167	2,264,095
Ladder Capital Corp. REIT	254,758	3,026,525
LendingClub Corp. *	226,643	3,139,006
LendingTree, Inc. *	23,383	1,065,797
Manning & Napier, Inc.	36,112	458,984
MarketWise, Inc. *(a)	37,407	106,610
MFA Financial, Inc.	230,165	2,982,938
Moelis & Co., Class A	144,397	6,726,012
Moneylion, Inc. *	329,076	516,649
Navient Corp.	259,876	4,280,158
Nelnet, Inc., Class A	33,447	3,180,475
NerdWallet, Inc., Class A *	58,146	504,707
New York Mortgage Trust, Inc.	852,893	2,678,084
Nexpoint Real Estate Finance, Inc.	17,229	363,532
Open Lending Corp., Class A *	236,658	2,451,777
Oportun Financial Corp. *	62,898	577,404
Oppenheimer Holdings, Inc., Class A	19,775	664,242
OppFi, Inc. *(a)	29,587	90,536
Orchid Island Capital, Inc.	396,329	1,276,179
PennyMac Mortgage Investment Trust	206,240	3,167,846
Perella Weinberg Partners	104,758	738,544
Piper Sandler Cos.	38,873	4,905,773
PJT Partners, Inc., Class A	53,789	3,844,838
PRA Group, Inc. *	88,889	3,541,338
PROG Holdings, Inc. *	121,657	2,240,922
Pzena Investment Management, Inc., Class A	36,254	341,875
Ready Capital Corp.	166,365	2,314,137
Redwood Trust, Inc.	269,729	2,335,853
SECURITY	NUMBER OF SHARES	VALUE ($)
Regional Management Corp.	17,267	707,947
Sculptor Capital Management, Inc.	59,371	582,430
Silvercrest Asset Management Group, Inc., Class A	21,780	387,684
StepStone Group, Inc., Class A	118,271	3,150,739
StoneX Group, Inc. *	38,556	3,359,384
Sunlight Financial Holdings, Inc. *	53,414	202,973
SWK Holdings Corp. *	7,819	141,289
TPG RE Finance Trust, Inc.	154,596	1,677,367
Two Harbors Investment Corp.	774,001	4,164,125
Value Line, Inc.	2,028	176,010
Victory Capital Holdings, Inc., Class A	36,880	1,020,470
Virtus Investment Partners, Inc.	15,973	3,295,549
WisdomTree Investments, Inc.	305,433	1,588,252
World Acceptance Corp. *	9,067	1,004,397
		226,689,669

Energy 5.7%
Aemetis, Inc. *	66,672	490,039
Alto Ingredients, Inc. *	162,699	699,606
Amplify Energy Corp. *	80,865	553,925
Arch Resources, Inc. (a)	34,130	4,407,548
Archaea Energy, Inc. *	133,020	2,178,868
Archrock, Inc.	303,418	2,560,848
Ardmore Shipping Corp. *	78,618	640,737
Battalion Oil Corp. *	5,513	58,383
Berry Corp.	180,129	1,538,302
Borr Drilling Ltd. *	303,149	1,164,092
Brigham Minerals, Inc., Class A	114,233	3,032,886
Bristow Group, Inc. *	52,686	1,359,298
Cactus, Inc., Class A	131,984	5,489,215
California Resources Corp.	175,223	7,860,504
Callon Petroleum Co. *	110,199	5,073,562
Centennial Resource Development, Inc., Class A *	460,874	3,069,421
Centrus Energy Corp., Class A *	23,997	795,501
ChampionX Corp.	457,493	9,557,029
Chord Energy Corp.	94,908	12,171,002
Civitas Resources, Inc.	165,128	9,735,947
Clean Energy Fuels Corp. *	381,060	2,469,269
CNX Resources Corp. *	431,499	7,451,988
Comstock Resources, Inc. *	205,292	3,270,302
CONSOL Energy, Inc. *	76,879	4,714,220
Crescent Energy, Inc., Class A	72,399	1,057,025
CVR Energy, Inc.	65,985	2,213,137
Delek US Holdings, Inc.	157,846	4,208,174
Denbury, Inc. *	113,656	8,173,003
DHT Holdings, Inc.	313,115	2,057,166
Diamond Offshore Drilling, Inc. *	224,656	1,516,428
DMC Global, Inc. *	42,075	957,627
Dorian LPG Ltd.	68,493	1,104,107
Dril-Quip, Inc. *	76,246	1,955,710
Earthstone Energy, Inc., Class A *(a)	97,399	1,382,092
Empire Petroleum Corp. *	14,880	163,680
Energy Fuels, Inc. *	348,563	2,338,858
Equitrans Midstream Corp.	920,239	7,223,876
Excelerate Energy, Inc., Class A *	41,535	919,585
Expro Group Holdings N.V. *	173,302	2,110,818
FLEX LNG Ltd. *	63,714	2,029,928
Frontline Ltd. *	279,557	2,680,952
Gevo, Inc. *(a)	438,968	1,290,566
Golar LNG Ltd. *	226,078	5,057,365
Green Plains, Inc. *	118,037	4,251,693
Gulfport Energy Corp. *	26,724	2,459,677
Helix Energy Solutions Group, Inc. *	319,061	1,289,006
Helmerich & Payne, Inc.	230,205	10,658,491
HighPeak Energy, Inc.	14,078	346,037
International Seaways, Inc.	110,503	2,613,396

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kinetik Holdings, Inc.	37,248	1,515,249
Kosmos Energy Ltd. *	1,011,259	6,411,382
Laredo Petroleum, Inc. *	38,225	3,389,411
Liberty Energy, Inc. *	319,664	4,539,229
Magnolia Oil & Gas Corp., Class A	373,653	9,016,247
Matador Resources Co.	252,097	14,566,165
Murphy Oil Corp.	330,051	11,597,992
Nabors Industries Ltd. *	20,306	2,893,402
NACCO Industries, Inc., Class A	8,905	349,966
National Energy Services Reunited Corp. *	86,089	606,927
Newpark Resources, Inc. *	191,189	672,985
NextDecade Corp. *	67,936	480,308
NexTier Oilfield Solutions, Inc. *	393,457	3,922,766
Noble Corp. *	84,450	2,533,500
Nordic American Tankers Ltd. (a)	424,428	1,018,627
Northern Oil and Gas, Inc.	146,874	4,234,377
Oceaneering International, Inc. *	224,510	2,384,296
Oil States International, Inc. *	137,390	700,689
Par Pacific Holdings, Inc. *	109,365	1,804,522
Patterson-UTI Energy, Inc.	480,386	7,950,388
PBF Energy, Inc., Class A *	216,839	7,231,581
Peabody Energy Corp. *	263,692	5,534,895
ProPetro Holding Corp. *	195,184	2,053,336
Ranger Oil Corp., Class A	47,602	1,811,732
REX American Resources Corp. *	11,777	1,124,232
Riley Exploration Permian, Inc.	23,443	620,771
Ring Energy, Inc. *	196,283	551,555
RPC, Inc. *	165,531	1,350,733
SandRidge Energy, Inc. *	70,783	1,325,766
Scorpio Tankers, Inc.	111,136	4,290,961
Select Energy Services, Inc., Class A *	159,108	1,188,537
SFL Corp., Ltd.	257,404	2,566,318
SilverBow Resources, Inc. *	26,208	1,184,340
Sitio Royalties Corp.	26,217	773,664
SM Energy Co.	271,262	11,197,695
Solaris Oilfield Infrastructure, Inc., Class A	71,080	788,277
Talos Energy, Inc. *	148,371	2,811,630
Teekay Corp. *	158,658	498,186
Teekay Tankers Ltd., Class A *	51,101	1,066,478
Tellurian, Inc. *	1,142,359	4,249,575
TETRA Technologies, Inc. *	277,320	1,214,662
Tidewater, Inc. *	85,312	1,879,423
Uranium Energy Corp. *	625,535	2,627,247
Ur-Energy, Inc. *(a)	473,950	564,000
US Silica Holdings, Inc. *	165,751	2,292,336
VAALCO Energy, Inc.	131,648	780,673
Valaris Ltd. *	136,373	6,843,197
Vertex Energy, Inc. *	121,609	1,651,450
W&T Offshore, Inc. *	211,840	1,052,845
Weatherford International plc *	158,230	3,659,860
World Fuel Services Corp.	139,742	3,873,648
		319,648,920

Food & Staples Retailing 0.6%
HF Foods Group, Inc. *	79,500	418,170
Ingles Markets, Inc., Class A	31,887	3,043,933
Natural Grocers by Vitamin Cottage, Inc.	20,369	337,718
PriceSmart, Inc.	55,105	3,657,870
Rite Aid Corp. *	122,142	1,005,229
SpartanNash Co.	80,121	2,587,107
Sprouts Farmers Market, Inc. *	245,829	6,794,714
The Andersons, Inc.	71,892	2,600,334
The Chefs' Warehouse, Inc. *	76,410	2,644,550
United Natural Foods, Inc. *	130,146	5,532,506
SECURITY	NUMBER OF SHARES	VALUE ($)
Village Super Market, Inc., Class A	18,609	420,005
Weis Markets, Inc.	36,864	2,835,947
		31,878,083

Food, Beverage & Tobacco 1.8%
22nd Century Group, Inc. *	363,741	611,085
Alico, Inc.	14,222	518,250
AppHarvest, Inc. *(a)	160,706	617,111
B&G Foods, Inc.	152,271	3,762,616
Benson Hill, Inc. *	381,912	1,241,214
Beyond Meat, Inc. *(a)	137,434	4,396,514
BRC, Inc., Class A *(a)	58,139	545,925
Calavo Growers, Inc.	38,656	1,557,837
Cal-Maine Foods, Inc.	84,938	4,341,181
Celsius Holdings, Inc. *	122,466	10,894,575
Coca-Cola Consolidated, Inc.	10,522	5,397,786
Fresh Del Monte Produce, Inc.	68,128	2,024,083
Hostess Brands, Inc. *	308,816	6,985,418
J&J Snack Foods Corp.	34,060	4,615,471
John B. Sanfilippo & Son, Inc.	20,041	1,501,071
Lancaster Colony Corp.	43,554	5,765,679
Landec Corp. *	59,111	619,483
Local Bounti Corp. *	41,190	159,405
MGP Ingredients, Inc.	31,451	3,308,016
Mission Produce, Inc. *	90,239	1,279,589
National Beverage Corp.	52,929	2,867,693
Primo Water Corp.	352,584	4,661,161
Seneca Foods Corp., Class A *	13,128	747,246
Sovos Brands, Inc. *	63,707	902,091
SunOpta, Inc. *	218,417	1,926,438
Tattooed Chef, Inc. *(a)	109,629	691,759
The Duckhorn Portfolio, Inc. *	82,748	1,517,598
The Hain Celestial Group, Inc. *	168,275	3,828,256
The Simply Good Foods Co. *	201,653	6,577,921
The Vita Coco Co., Inc. *(a)	62,599	754,318
Tootsie Roll Industries, Inc.	33,856	1,189,023
TreeHouse Foods, Inc. *	113,927	4,946,710
Turning Point Brands, Inc.	34,198	820,752
Universal Corp.	54,134	3,026,632
Utz Brands, Inc.	147,498	2,480,916
Vector Group Ltd.	322,042	3,587,548
Vintage Wine Estates, Inc. *	73,439	539,042
Vital Farms, Inc. *	67,112	791,922
Whole Earth Brands, Inc. *	92,195	496,009
		102,495,344

Health Care Equipment & Services 7.6%
1Life Healthcare, Inc. *	403,698	6,838,644
23andMe Holding Co., Class A *(a)	383,575	1,066,338
Accolade, Inc. *	131,403	1,214,164
AdaptHealth Corp. *	161,679	3,574,723
Addus HomeCare Corp. *	34,602	3,211,412
Agiliti, Inc. *	61,749	1,351,686
AirSculpt Technologies, Inc. *	27,204	211,375
Alignment Healthcare, Inc. *	189,071	2,775,562
Allscripts Healthcare Solutions, Inc. *	255,315	4,039,083
Alphatec Holdings, Inc. *	157,140	1,184,836
American Well Corp., Class A *	515,079	2,008,808
AMN Healthcare Services, Inc. *	100,158	11,261,765
AngioDynamics, Inc. *	83,346	1,891,121
Apollo Medical Holdings, Inc. *	87,151	4,621,618
Artivion, Inc. *	87,248	1,710,061
ATI Physical Therapy, Inc. *(a)	164,381	172,600
AtriCure, Inc. *	102,064	5,042,982
Atrion Corp.	3,072	2,076,365
Avanos Medical, Inc. *	105,588	2,995,532
Aveanna Healthcare Holdings, Inc. *	97,815	207,368

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
AxoGen, Inc. *	91,519	852,957
Axonics, Inc. *	105,153	6,821,275
Babylon Holdings Ltd., Class A *	239,249	241,641
BioLife Solutions, Inc. *	75,100	1,447,177
Bioventus, Inc., Class A *	71,421	606,364
Brookdale Senior Living, Inc. *	415,190	2,001,216
Butterfly Network, Inc. *(a)	296,232	1,285,647
Cano Health, Inc. *	363,691	2,214,878
Cardiovascular Systems, Inc. *	89,326	1,376,514
CareMax, Inc. *	133,559	954,947
Castle Biosciences, Inc. *	53,510	1,496,140
Cerus Corp. *	387,461	2,092,289
Clover Health Investments Corp. *(a)	851,352	2,383,786
Community Health Systems, Inc. *	278,579	830,165
Computer Programs & Systems, Inc. *	31,814	1,074,041
CONMED Corp.	63,175	6,167,775
Convey Health Solutions Holdings, Inc. *	35,449	370,442
CorVel Corp. *	20,092	3,312,970
Covetrus, Inc. *	236,966	4,921,784
Cross Country Healthcare, Inc. *	81,676	2,152,979
CryoPort, Inc. *	99,685	3,708,282
Cue Health, Inc. *(a)	242,039	818,092
Cutera, Inc. *	37,138	1,723,946
DocGo, Inc. *	181,218	1,400,815
Embecta Corp. *	128,485	3,781,314
Evolent Health, Inc., Class A *	183,641	6,241,958
Figs, Inc., Class A *	285,897	3,021,931
Fulgent Genetics, Inc. *	48,299	2,885,865
Glaukos Corp. *	102,456	5,517,256
Haemonetics Corp. *	113,760	7,905,182
Hanger, Inc. *	85,084	1,580,010
Health Catalyst, Inc. *	120,675	2,020,099
HealthEquity, Inc. *	185,899	10,813,745
HealthStream, Inc. *	53,847	1,295,559
Heska Corp. *	21,559	1,972,433
Hims & Hers Health, Inc. *	272,691	1,687,957
Inari Medical, Inc. *	108,028	8,380,812
Innovage Holding Corp. *	42,380	188,591
Inogen, Inc. *	51,742	1,439,462
Inspire Medical Systems, Inc. *	60,917	12,731,044
Integer Holdings Corp. *	73,823	5,159,489
Invitae Corp. *(a)	518,369	984,901
iRadimed Corp.	16,087	679,676
iRhythm Technologies, Inc. *	66,838	10,335,160
Lantheus Holdings, Inc. *	153,050	11,741,996
LeMaitre Vascular, Inc.	43,484	2,189,419
LHC Group, Inc. *	66,779	10,888,984
LifeStance Health Group, Inc. *	161,416	962,039
LivaNova plc *	120,235	7,655,362
Meridian Bioscience, Inc. *	96,342	3,050,188
Merit Medical Systems, Inc. *	125,209	7,197,013
Mesa Laboratories, Inc.	11,300	2,409,725
ModivCare, Inc. *	28,349	2,829,230
Multiplan Corp. *	846,477	4,283,174
Nano-X Imaging Ltd. *(a)	93,762	1,128,894
National HealthCare Corp.	28,082	1,994,664
National Research Corp.	31,852	1,207,191
Neogen Corp. *(a)	242,444	5,607,730
Nevro Corp. *	78,135	3,387,152
NextGen Healthcare, Inc. *	124,907	2,138,408
Nutex Health, Inc. *(a)	85,197	224,920
NuVasive, Inc. *	117,282	6,159,651
Omnicell, Inc. *	98,360	10,831,403
OPKO Health, Inc. *	906,308	2,138,887
OptimizeRx Corp. *	39,408	885,498
Option Care Health, Inc. *	321,701	10,809,154
OraSure Technologies, Inc. *	166,007	507,981
Orthofix Medical, Inc. *	43,178	1,107,516
OrthoPediatrics Corp. *	32,281	1,525,277
SECURITY	NUMBER OF SHARES	VALUE ($)
Outset Medical, Inc. *	107,197	1,656,194
Owens & Minor, Inc.	165,226	5,850,653
Owlet, Inc. *	36,191	77,087
P3 Health Partners, Inc. *(a)	55,876	274,351
Paragon 28, Inc. *(a)	102,976	1,956,544
Patterson Cos., Inc.	195,201	6,062,943
Pediatrix Medical Group, Inc. *	192,382	4,359,376
PetIQ, Inc. *	61,041	1,001,072
Phreesia, Inc. *	110,117	2,586,648
Privia Health Group, Inc. *	97,070	3,570,235
PROCEPT BioRobotics Corp. *(a)	57,134	2,188,232
Progyny, Inc. *	167,428	5,111,577
Pulmonx Corp. *	76,140	1,297,426
R1 RCM, Inc. *	302,644	7,566,100
RadNet, Inc. *	109,226	2,246,779
RxSight, Inc. *	46,329	693,082
Schrodinger, Inc. *	120,840	3,782,292
SeaSpine Holdings Corp. *	80,615	478,853
Select Medical Holdings Corp.	241,850	7,163,597
Sema4 Holdings Corp. *	358,049	580,039
Senseonics Holdings, Inc. *(a)	1,028,368	1,326,595
Sharecare, Inc. *	134,847	192,831
Shockwave Medical, Inc. *	79,727	16,816,816
SI-BONE, Inc. *	74,855	1,006,051
Sight Sciences, Inc. *	48,953	454,284
Silk Road Medical, Inc. *	77,370	3,521,109
Simulations Plus, Inc.	34,893	2,238,386
STAAR Surgical Co. *	107,376	8,665,243
Surgery Partners, Inc. *	88,825	3,497,928
Surmodics, Inc. *	30,354	1,056,319
Tactile Systems Technology, Inc. *	43,239	335,102
Tenon Medical, Inc. *	7,088	14,956
The Ensign Group, Inc.	120,640	9,613,802
The Joint Corp. *	31,911	545,678
The Oncology Institute, Inc. *(a)	41,261	266,546
The Pennant Group, Inc. *	58,520	780,657
TransMedics Group, Inc. *	60,017	2,423,486
Treace Medical Concepts, Inc. *	74,314	1,257,393
U.S. Physical Therapy, Inc.	28,784	3,735,587
UFP Technologies, Inc. *	15,203	1,224,146
Utah Medical Products, Inc.	7,753	708,159
Varex Imaging Corp. *	86,220	1,921,844
Vicarious Surgical, Inc. *(a)	124,258	484,606
ViewRay, Inc. *	330,667	1,008,534
Zimvie, Inc. *	46,652	905,982
Zynex, Inc. (a)	49,377	423,655
		422,124,840

Household & Personal Products 1.0%
BellRing Brands, Inc. *	261,974	6,324,052
Central Garden & Pet Co. *	22,199	962,105
Central Garden & Pet Co., Class A *	91,488	3,732,710
Edgewell Personal Care Co.	120,403	4,789,631
elf Beauty, Inc. *	108,362	3,633,378
Energizer Holdings, Inc.	149,270	4,407,943
Herbalife Nutrition Ltd. *	221,899	5,416,555
Inter Parfums, Inc.	40,201	3,355,577
Medifast, Inc.	25,453	4,280,940
Nature's Sunshine Products, Inc. *	29,877	312,215
Nu Skin Enterprises, Inc., Class A	111,848	4,866,507
The Beauty Health Co. *	223,959	2,983,134
The Honest Co., Inc. *	147,893	493,963
Thorne HealthTech, Inc. *	30,226	156,873
USANA Health Sciences, Inc. *	25,092	1,746,905
Veru, Inc. *(a)	145,094	1,755,637
WD-40 Co.	30,592	5,426,103
		54,644,228

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Insurance 1.9%
Ambac Financial Group, Inc. *	101,987	1,200,387
American Equity Investment Life Holding Co.	174,503	6,554,333
AMERISAFE, Inc.	42,645	1,942,906
Argo Group International Holdings Ltd.	71,284	2,337,402
Bright Health Group, Inc. *(a)	433,495	728,272
BRP Group, Inc., Class A *	131,050	3,613,049
CNO Financial Group, Inc.	257,352	4,825,350
Crawford & Co., Class A	36,725	266,256
Donegal Group, Inc., Class A	33,966	480,959
eHealth, Inc. *	53,539	396,189
Employers Holdings, Inc.	61,920	2,458,843
Enstar Group Ltd. *	25,901	5,126,326
Genworth Financial, Inc., Class A *	1,139,868	4,844,439
Goosehead Insurance, Inc., Class A	42,768	2,403,989
Greenlight Capital Re Ltd., Class A *	57,465	413,173
HCI Group, Inc.	16,099	1,102,299
Hippo Holdings, Inc. *	580,381	495,645
Horace Mann Educators Corp.	93,153	3,190,490
Investors Title Co.	2,856	425,544
James River Group Holdings Ltd.	82,140	1,951,646
Kinsale Capital Group, Inc.	48,477	11,790,091
Lemonade, Inc. *(a)	104,323	1,966,489
MBIA, Inc. *	107,954	1,358,061
Mercury General Corp.	60,030	2,517,058
National Western Life Group, Inc., Class A	5,066	1,023,332
NI Holdings, Inc. *	19,074	283,058
Oscar Health, Inc., Class A *	265,982	1,436,303
Palomar Holdings, Inc. *	54,410	3,393,552
ProAssurance Corp.	120,845	2,674,300
RLI Corp.	87,489	9,622,040
Root, Inc., Class A *	306,991	322,341
Safety Insurance Group, Inc.	31,919	2,762,589
Selective Insurance Group, Inc.	133,685	10,408,714
Selectquote, Inc. *	303,103	557,710
SiriusPoint Ltd. *	204,856	897,269
Stewart Information Services Corp.	60,066	3,282,607
Tiptree, Inc.	53,731	596,951
Trean Insurance Group, Inc. *	49,665	256,271
Trupanion, Inc. *	87,294	5,502,141
United Fire Group, Inc.	47,809	1,569,570
Universal Insurance Holdings, Inc.	58,874	744,756
		107,722,700

Materials 4.1%
5E Advanced Materials, Inc. *(a)	72,015	1,172,404
AdvanSix, Inc.	61,133	2,401,916
Alpha Metallurgical Resources, Inc.	40,062	5,478,879
American Vanguard Corp.	65,570	1,534,994
Amyris, Inc. *(a)	440,968	784,923
Arconic Corp. *	236,889	7,156,417
Aspen Aerogels, Inc. *	61,727	807,389
ATI, Inc. *	277,961	6,918,449
Avient Corp.	203,827	8,795,135
Balchem Corp.	71,363	9,688,241
Cabot Corp.	124,549	9,249,009
Carpenter Technology Corp.	107,221	3,446,083
Century Aluminum Co. *	116,412	918,491
Chase Corp.	16,897	1,536,275
Clearwater Paper Corp. *	37,633	1,343,498
Coeur Mining, Inc. *	622,616	1,998,597
Commercial Metals Co.	270,971	10,735,871
Compass Minerals International, Inc.	76,866	2,861,721
Constellium SE *	277,863	4,065,136
Cryptyde, Inc. *(a)	40,327	44,763
SECURITY	NUMBER OF SHARES	VALUE ($)
Dakota Gold Corp. *(a)	115,669	517,040
Danimer Scientific, Inc. *(a)	202,568	935,864
Diversey Holdings Ltd. *	174,069	1,303,777
Ecovyst, Inc.	143,747	1,470,532
Ferroglobe Representation and Warranty Insurance Trust (b)	108,500	0
FutureFuel Corp.	56,766	408,148
GCP Applied Technologies, Inc. *	111,481	3,511,651
Glatfelter Corp.	99,219	609,205
Greif, Inc., Class A	57,856	4,085,791
Greif, Inc., Class B	12,069	842,658
H.B. Fuller Co.	118,845	7,629,849
Hawkins, Inc.	43,467	1,727,813
Haynes International, Inc.	27,335	1,056,771
Hecla Mining Co.	1,197,430	5,424,358
Hycroft Mining Holding Corp. *	331,668	341,618
Ingevity Corp. *	87,137	5,846,893
Innospec, Inc.	55,468	5,657,736
Intrepid Potash, Inc. *	24,804	1,131,062
Kaiser Aluminum Corp.	35,502	2,689,987
Koppers Holdings, Inc.	45,826	1,078,744
Kronos Worldwide, Inc.	49,595	871,384
Livent Corp. *	362,936	9,033,477
LSB Industries, Inc. *	71,037	981,021
Materion Corp.	45,714	3,745,805
Mativ, Inc.	122,022	2,666,182
Minerals Technologies, Inc.	73,404	4,904,121
Myers Industries, Inc.	81,127	1,973,820
Novagold Resources, Inc. *	536,583	2,618,525
O-I Glass, Inc. *	348,572	5,127,494
Olympic Steel, Inc.	21,666	644,130
Origin Materials, Inc. *(a)	236,816	1,392,478
Orion Engineered Carbons S.A.	135,917	2,350,005
Pactiv Evergreen, Inc.	96,603	987,283
Perimeter Solutions S.A. *(a)	273,044	3,153,658
Piedmont Lithium, Inc. *	38,853	1,756,544
PolyMet Mining Corp. *	66,038	196,793
PureCycle Technologies, Inc. *(a)	237,773	1,802,319
Quaker Chemical Corp.	30,330	4,919,829
Ramaco Resources, Inc.	50,608	594,138
Ranpak Holdings Corp. *	97,822	499,870
Rayonier Advanced Materials, Inc. *	140,902	498,793
Resolute Forest Products, Inc. *	102,909	2,086,995
Ryerson Holding Corp.	37,138	1,017,581
Schnitzer Steel Industries, Inc., Class A	57,909	2,059,244
Sensient Technologies Corp.	93,949	8,077,735
Stepan Co.	47,841	5,368,239
Summit Materials, Inc., Class A *	265,429	7,301,952
SunCoke Energy, Inc.	187,569	1,388,011
Sylvamo Corp.	79,578	3,122,641
TimkenSteel Corp. *	103,591	2,101,861
Tredegar Corp.	61,275	642,162
TriMas Corp.	94,932	2,809,987
Trinseo plc	81,004	2,897,513
Tronox Holdings plc, Class A	261,936	4,088,821
United States Lime & Minerals, Inc.	4,605	473,716
Valhi, Inc.	5,287	270,166
Warrior Met Coal, Inc.	115,351	3,683,157
Worthington Industries, Inc.	71,209	3,646,613
		228,961,751

Media & Entertainment 2.0%
AdTheorent Holding Co., Inc. *	35,236	99,013
Advantage Solutions, Inc. *	185,034	821,551
AMC Networks, Inc., Class A *	67,987	2,074,963
Audacy, Inc. *	266,264	169,610
Boston Omaha Corp., Class A *	45,724	1,115,666
Bumble, Inc., Class A *	193,148	7,324,172

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cardlytics, Inc. *	74,651	1,030,184
Cargurus, Inc. *	228,471	5,549,561
Cars.com, Inc. *	155,268	1,825,952
Cinemark Holdings, Inc. *	243,946	4,471,530
Clear Channel Outdoor Holdings, Inc. *	814,764	1,262,884
Cumulus Media, Inc., Class A *	40,605	322,404
Daily Journal Corp. *	2,716	734,135
DHI Group, Inc. *	97,174	475,181
Entravision Communications Corp., Class A	133,722	716,750
Eventbrite, Inc., Class A *	172,186	1,611,661
EverQuote, Inc., Class A *	43,997	459,769
fuboTV, Inc. *(a)	397,673	998,159
Gambling.com Group Ltd. *	19,065	147,944
Gannett Co., Inc. *	322,017	969,271
Gray Television, Inc.	189,371	3,516,619
iHeartMedia, Inc., Class A *	270,978	2,026,915
IMAX Corp. *	109,686	1,843,822
Innovid Corp. *	49,195	130,859
Integral Ad Science Holding Corp. *	85,693	811,513
John Wiley & Sons, Inc., Class A	96,173	5,022,154
Leafly Holdings, Inc. *(a)	9,594	52,959
Liberty Media Corp. - Liberty Braves, Class A *	22,253	642,222
Liberty Media Corp. - Liberty Braves, Class C *	84,590	2,340,605
Lions Gate Entertainment Corp., Class A *	129,854	1,137,521
Lions Gate Entertainment Corp., Class B *	261,938	2,176,705
Loyalty Ventures, Inc. *	44,080	130,036
Madison Square Garden Entertainment Corp. *	57,653	3,357,134
Magnite, Inc. *	293,743	2,244,196
MediaAlpha, Inc., Class A *	53,541	659,625
Outbrain, Inc. *	90,811	508,542
Playstudios, Inc. *	178,155	716,183
PubMatic, Inc., Class A *	93,351	1,548,693
QuinStreet, Inc. *	115,496	1,241,582
Redbox Entertainment, Inc. *(a)	14,383	62,710
Reservoir Media, Inc. *	44,949	292,168
Scholastic Corp.	61,900	2,913,633
Shutterstock, Inc.	54,370	3,071,905
Sinclair Broadcast Group, Inc., Class A	92,965	2,030,356
Skillz, Inc. *(a)	682,240	1,077,939
Stagwell, Inc. *	174,377	1,152,632
TechTarget, Inc. *	61,354	3,999,667
TEGNA, Inc.	499,104	10,451,238
The Arena Group Holdings, Inc. *	24,915	259,365
The E.W. Scripps Co., Class A *	130,720	1,864,067
The Marcus Corp. *	52,954	870,034
Thryv Holdings, Inc. *	57,206	1,392,394
TrueCar, Inc. *	210,322	540,528
Urban One, Inc. *	28,236	99,108
Urban One, Inc. *	19,451	97,839
Vimeo, Inc. *	319,517	1,776,515
Vinco Ventures, Inc. *(a)	403,274	306,488
Wejo Group Ltd. *	50,427	73,623
WideOpenWest, Inc. *	120,430	2,213,503
Yelp, Inc. *	153,871	4,717,685
Ziff Davis, Inc. *	102,273	8,375,136
ZipRecruiter, Inc., Class A *	179,059	3,138,904
		113,065,682

Pharmaceuticals, Biotechnology & Life Sciences 9.4%
2seventy bio, Inc. *	83,290	1,198,543
4D Molecular Therapeutics, Inc. *	67,382	633,391
SECURITY	NUMBER OF SHARES	VALUE ($)
Aadi Bioscience, Inc. *	31,817	393,576
AbCellera Biologics, Inc. *(a)	463,642	4,654,966
Absci Corp. *	115,735	380,768
ACADIA Pharmaceuticals, Inc. *	269,153	3,953,858
Aclaris Therapeutics, Inc. *	133,585	2,058,545
Adagio Therapeutics, Inc. *	116,874	411,396
Adaptive Biotechnologies Corp. *	250,387	2,293,545
Adicet Bio, Inc. *	63,220	1,067,786
ADMA Biologics, Inc. *	415,680	889,555
Aerie Pharmaceuticals, Inc. *	104,984	735,938
Aerovate Therapeutics, Inc. *	20,173	448,849
Affimed N.V. *	317,895	899,643
Agenus, Inc. *	606,904	1,565,812
Agios Pharmaceuticals, Inc. *	122,515	2,642,649
Akero Therapeutics, Inc. *	63,014	645,263
Akoya Biosciences, Inc. *	35,819	504,332
Albireo Pharma, Inc. *	38,478	799,958
Alector, Inc. *	139,518	1,425,874
Alkermes plc *	365,099	9,346,534
Allogene Therapeutics, Inc. *	178,796	2,320,772
Allovir, Inc. *	68,859	316,063
Alpha Teknova, Inc. *	13,552	87,952
Alpine Immune Sciences, Inc. *	34,323	272,868
ALX Oncology Holdings, Inc. *	48,481	469,296
Amicus Therapeutics, Inc. *	617,432	6,149,623
Amneal Pharmaceuticals, Inc. *	230,165	814,784
Amphastar Pharmaceuticals, Inc. *	85,758	3,206,492
Amylyx Pharmaceuticals, Inc. *(a)	25,901	699,068
AN2 Therapeutics, Inc. *(a)	10,189	87,218
AnaptysBio, Inc. *	45,504	952,854
Anavex Life Sciences Corp. *	152,453	1,564,168
ANI Pharmaceuticals, Inc. *	28,176	965,028
Anika Therapeutics, Inc. *	32,736	764,713
Apellis Pharmaceuticals, Inc. *	203,590	11,458,045
Arbutus Biopharma Corp. *	244,017	563,679
Arcellx, Inc. *	22,128	458,713
Arcturus Therapeutics Holdings, Inc. *	51,723	907,739
Arcus Biosciences, Inc. *	115,036	3,058,807
Arcutis Biotherapeutics, Inc. *	78,442	1,903,003
Arrowhead Pharmaceuticals, Inc. *	230,421	9,799,805
Arvinas, Inc. *	108,863	5,781,714
Atara Biotherapeutics, Inc. *	203,172	615,611
Atea Pharmaceuticals, Inc. *	171,712	1,408,038
Athira Pharma, Inc. *	74,945	260,809
Aura Biosciences, Inc. *	41,371	589,950
Aurinia Pharmaceuticals, Inc. *	300,887	2,461,256
Avid Bioservices, Inc. *	136,979	2,691,637
Avidity Biosciences, Inc. *	109,451	1,782,957
Axsome Therapeutics, Inc. *	64,130	2,474,777
Beam Therapeutics, Inc. *	142,272	8,960,291
Berkeley Lights, Inc. *	126,406	567,563
BioCryst Pharmaceuticals, Inc. *	415,244	4,575,989
Biohaven Pharmaceutical Holding Co., Ltd. *	139,499	20,369,644
Bionano Genomics, Inc. *(a)	652,868	1,214,334
Bioxcel Therapeutics, Inc. *(a)	43,022	664,260
Bluebird Bio, Inc. *	159,846	647,376
Blueprint Medicines Corp. *	133,734	6,828,458
Bridgebio Pharma, Inc. *	234,873	2,034,000
C4 Therapeutics, Inc. *	93,972	905,890
Cara Therapeutics, Inc. *	100,189	875,652
CareDx, Inc. *	114,127	2,715,081
Caribou Biosciences, Inc. *	121,319	985,110
Cassava Sciences, Inc. *(a)	85,747	1,400,248
Catalyst Pharmaceuticals, Inc. *	214,453	2,195,999
Celldex Therapeutics, Inc. *	102,659	3,153,684
Celularity, Inc. *	34,232	103,038
Century Therapeutics, Inc. *(a)	45,792	484,021
Cerevel Therapeutics Holdings, Inc. *	121,790	3,201,859

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ChemoCentryx, Inc. *	141,534	3,343,033
Chimerix, Inc. *	191,665	419,746
Chinook Therapeutics, Inc. *	97,708	1,808,575
CinCor Pharma, Inc. *	30,143	681,835
Codexis, Inc. *	137,737	944,876
Cogent Biosciences, Inc. *	99,462	1,103,034
Coherus Biosciences, Inc. *	165,947	1,405,571
Collegium Pharmaceutical, Inc. *	76,390	1,313,144
Corcept Therapeutics, Inc. *	190,904	5,471,309
Crinetics Pharmaceuticals, Inc. *	118,059	2,267,913
CTI BioPharma Corp. *	208,602	1,364,257
Cullinan Oncology, Inc. *	66,612	899,928
Cytek Biosciences, Inc. *	255,757	3,273,690
Cytokinetics, Inc. *	183,832	7,781,609
Day One Biopharmaceuticals, Inc. *	52,067	891,908
Deciphera Pharmaceuticals, Inc. *	100,995	1,281,627
Denali Therapeutics, Inc. *	220,551	7,503,145
Design Therapeutics, Inc. *(a)	75,530	1,481,899
DICE Therapeutics, Inc. *(a)	63,322	1,091,671
Dynavax Technologies Corp. *	264,951	3,809,995
Dyne Therapeutics, Inc. *	70,769	742,367
Eagle Pharmaceuticals, Inc. *	23,112	917,546
Edgewise Therapeutics, Inc. *	66,930	647,213
Editas Medicine, Inc. *	154,955	2,465,334
Eiger BioPharmaceuticals, Inc. *	91,911	798,707
Emergent BioSolutions, Inc. *	112,734	3,905,106
Enanta Pharmaceuticals, Inc. *	43,705	2,410,331
Endo International plc *	519,610	275,497
Enochian Biosciences, Inc. *(a)	43,414	99,852
EQRx, Inc. *	306,821	1,672,174
Erasca, Inc. *(a)	144,639	1,090,578
Esperion Therapeutics, Inc. *	140,932	813,178
Evolus, Inc. *	79,302	977,794
EyePoint Pharmaceuticals, Inc. *	58,829	537,109
Fate Therapeutics, Inc. *	186,009	5,678,855
FibroGen, Inc. *	196,211	2,468,334
Foghorn Therapeutics, Inc. *	45,264	662,212
Forma Therapeutics Holdings, Inc. *	81,368	673,727
Fulcrum Therapeutics, Inc. *	77,623	456,423
Gelesis Holdings, Inc. *(a)	21,659	31,189
Generation Bio Co. *	103,612	661,045
Geron Corp. *	806,827	1,532,971
Global Blood Therapeutics, Inc. *	139,507	4,564,669
Gossamer Bio, Inc. *	141,577	1,589,910
GreenLight Biosciences Holdings PBC *(a)	30,848	65,398
Halozyme Therapeutics, Inc. *	303,879	14,859,683
Harmony Biosciences Holdings, Inc. *	58,710	2,978,358
Heron Therapeutics, Inc. *	231,970	644,877
HilleVax, Inc. *	28,476	384,996
Humacyte, Inc. *	38,779	134,951
Icosavax, Inc. *	48,839	341,873
Ideaya Biosciences, Inc. *	79,205	1,181,739
IGM Biosciences, Inc. *	21,985	354,178
Imago Biosciences, Inc. *	58,722	945,424
ImmunityBio, Inc. *(a)	183,531	713,936
ImmunoGen, Inc. *	481,705	2,283,282
Immunovant, Inc. *	88,013	362,614
Inhibrx, Inc. *	65,592	1,137,365
Innoviva, Inc. *	141,166	2,024,320
Inotiv, Inc. *	39,217	732,574
Inovio Pharmaceuticals, Inc. *	494,488	979,086
Insmed, Inc. *	266,882	5,903,430
Instil Bio, Inc. *	155,537	877,229
Intellia Therapeutics, Inc. *	168,806	10,931,877
Intercept Pharmaceuticals, Inc. *(a)	54,872	700,167
Intra-Cellular Therapies, Inc. *	205,150	11,102,718
Iovance Biotherapeutics, Inc. *	337,465	3,931,467
Ironwood Pharmaceuticals, Inc. *	305,958	3,503,219
SECURITY	NUMBER OF SHARES	VALUE ($)
iTeos Therapeutics, Inc. *	52,423	1,282,267
IVERIC bio, Inc. *	261,785	2,798,482
Janux Therapeutics, Inc. *	38,852	482,542
Jounce Therapeutics, Inc. *	92,575	284,205
KalVista Pharmaceuticals, Inc. *	55,285	682,770
Karuna Therapeutics, Inc. *	58,852	7,665,473
Karyopharm Therapeutics, Inc. *	171,080	727,090
Keros Therapeutics, Inc. *	37,432	1,200,819
Kezar Life Sciences, Inc. *	103,795	1,014,077
Kiniksa Pharmaceuticals Ltd., Class A *	69,066	684,444
Kinnate Biopharma, Inc. *	65,568	701,578
Kodiak Sciences, Inc. *	74,927	745,524
Kronos Bio, Inc. *	90,167	378,701
Krystal Biotech, Inc. *	46,885	3,402,913
Kura Oncology, Inc. *	142,395	2,180,067
Kymera Therapeutics, Inc. *	84,587	1,863,452
Lexicon Pharmaceuticals, Inc. *	163,594	389,354
Ligand Pharmaceuticals, Inc. *	33,864	3,116,504
Liquidia Corp. *	108,012	529,799
Lyell Immunopharma, Inc. *(a)	388,328	2,162,987
MacroGenics, Inc. *	136,819	428,243
Madrigal Pharmaceuticals, Inc. *	28,399	1,784,025
MannKind Corp. *	555,664	1,917,041
MaxCyte, Inc. *	194,437	1,059,682
Medpace Holdings, Inc. *	61,670	10,454,915
MeiraGTx Holdings plc *	68,277	565,334
Mersana Therapeutics, Inc. *	195,840	992,909
MiMedx Group, Inc. *	252,631	863,998
Mirum Pharmaceuticals, Inc. *	35,558	892,506
Monte Rosa Therapeutics, Inc. *	64,505	585,060
Morphic Holding, Inc. *	57,858	1,531,501
Myriad Genetics, Inc. *	178,014	4,696,009
NanoString Technologies, Inc. *	104,230	1,334,144
Nautilus Biotechnology, Inc. *	104,750	304,822
Nektar Therapeutics *	406,630	1,610,255
NeoGenomics, Inc. *	278,417	2,817,580
NGM Biopharmaceuticals, Inc. *	87,334	1,264,596
Nkarta, Inc. *(a)	72,405	978,192
Nurix Therapeutics, Inc. *	99,215	1,583,471
Nuvalent, Inc., Class A *	38,077	565,824
Nuvation Bio, Inc. *	260,061	717,768
Ocugen, Inc. *(a)	476,594	1,229,613
Ocular Therapeutix, Inc. *	172,945	774,794
Organogenesis Holdings, Inc. *	156,729	899,624
Outlook Therapeutics, Inc. *(a)	268,482	303,385
Pacific Biosciences of California, Inc. *(a)	507,173	2,216,346
Pacira BioSciences, Inc. *	100,547	5,686,938
Pardes Biosciences, Inc. *	62,250	175,545
PepGen, Inc. *	18,310	205,072
Phathom Pharmaceuticals, Inc. *	52,258	481,296
Phibro Animal Health Corp., Class A	45,610	892,588
PMV Pharmaceuticals, Inc. *(a)	82,970	1,240,401
Point Biopharma Global, Inc. *(a)	164,805	1,209,669
Praxis Precision Medicines, Inc. *	84,185	297,173
Precigen, Inc. *	227,480	357,144
Prestige Consumer Healthcare, Inc. *	112,639	6,793,258
Prometheus Biosciences, Inc. *	65,735	2,804,912
Protagonist Therapeutics, Inc. *	102,714	1,022,004
Prothena Corp. plc *	79,562	2,471,196
Provention Bio, Inc. *	126,987	485,090
PTC Therapeutics, Inc. *	157,270	6,849,108
Quanterix Corp. *	76,458	1,222,563
Quantum-Si, Inc. *(a)	205,944	669,318
Radius Health, Inc. *	104,138	1,049,711
Rallybio Corp. *	35,048	326,998
RAPT Therapeutics, Inc. *	57,975	1,067,899
Reata Pharmaceuticals, Inc., Class A *	61,747	1,894,398
Recursion Pharmaceuticals, Inc., Class A *	303,372	2,566,527

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
REGENXBIO, Inc. *	89,979	2,822,641
Relay Therapeutics, Inc. *	171,297	3,258,069
Relmada Therapeutics, Inc. *	61,623	1,577,549
Replimune Group, Inc. *	67,524	1,301,863
Revance Therapeutics, Inc. *	157,221	2,440,070
REVOLUTION Medicines, Inc. *	141,119	3,187,878
Rigel Pharmaceuticals, Inc. *	391,327	465,679
Rocket Pharmaceuticals, Inc. *	97,721	1,416,954
Sage Therapeutics, Inc. *	116,555	4,010,658
Sana Biotechnology, Inc. *(a)	200,040	1,336,267
Sangamo Therapeutics, Inc. *	266,795	1,144,551
Science 37 Holdings, Inc. *	136,794	272,220
Seer, Inc. *	114,913	1,034,217
Seres Therapeutics, Inc. *	158,631	651,973
SIGA Technologies, Inc.	105,612	1,815,470
Singular Genomics Systems, Inc. *	127,046	484,045
SomaLogic, Inc. *	335,052	1,692,013
Sorrento Therapeutics, Inc. *(a)	854,171	2,220,845
SpringWorks Therapeutics, Inc. *	78,013	2,331,028
Stoke Therapeutics, Inc. *	50,339	744,514
Supernus Pharmaceuticals, Inc. *	109,646	3,481,260
Sutro Biopharma, Inc. *	99,041	579,390
Syndax Pharmaceuticals, Inc. *	116,054	2,364,020
Talaris Therapeutics, Inc. *	50,489	224,676
Tango Therapeutics, Inc. *	106,273	434,657
Tarsus Pharmaceuticals, Inc. *	40,898	614,288
Tenaya Therapeutics, Inc. *	61,401	292,883
TG Therapeutics, Inc. *	298,568	1,788,422
Theravance Biopharma, Inc. *	144,991	1,274,471
Theseus Pharmaceuticals, Inc. *	37,327	269,128
Travere Therapeutics, Inc. *	136,432	3,211,609
Tricida, Inc. *	74,920	686,267
Turning Point Therapeutics, Inc. *	102,493	7,684,925
Twist Bioscience Corp. *	125,624	5,494,794
Tyra Biosciences, Inc. *(a)	28,831	307,050
Vanda Pharmaceuticals, Inc. *	124,201	1,338,887
Vaxart, Inc. *(a)	276,158	1,016,261
Vaxcyte, Inc. *	118,147	2,726,833
VBI Vaccines, Inc. *	423,631	360,383
Ventyx Biosciences, Inc. *	50,310	760,184
Vera Therapeutics, Inc. *	31,396	541,581
Veracyte, Inc. *	160,342	4,223,408
Vericel Corp. *	105,697	3,439,380
Verve Therapeutics, Inc. *(a)	82,668	2,035,286
Vir Biotechnology, Inc. *	162,391	4,516,094
Viridian Therapeutics, Inc. *	57,928	766,967
VistaGen Therapeutics, Inc. *	427,939	61,238
Xencor, Inc. *	128,499	3,686,636
Xeris Biopharma Holdings, Inc. *(a)	290,923	413,111
Y-mAbs Therapeutics, Inc. *	82,023	1,278,739
Zentalis Pharmaceuticals, Inc. *	86,151	2,515,609
		521,636,798

Real Estate 7.0%
Acadia Realty Trust	208,466	3,571,023
Agree Realty Corp.	166,420	13,245,368
Alexander & Baldwin, Inc.	162,220	3,229,800
Alexander's, Inc.	4,786	1,165,439
American Assets Trust, Inc.	110,587	3,343,045
American Realty Investors, Inc. *	3,281	50,724
Anywhere Real Estate, Inc. *	259,745	2,579,268
Apartment Investment & Management Co., Class A *	335,846	2,794,239
Apple Hospitality REIT, Inc.	481,874	8,037,658
Armada Hoffler Properties, Inc.	149,878	2,125,270
Ashford Hospitality Trust, Inc. *	77,654	677,143
Bluerock Residential Growth REIT, Inc.	64,290	1,688,898
Braemar Hotels & Resorts, Inc.	153,530	796,821
SECURITY	NUMBER OF SHARES	VALUE ($)
Brandywine Realty Trust	379,927	3,552,318
Broadstone Net Lease, Inc.	379,088	8,593,925
BRT Apartments Corp.	26,622	612,040
CareTrust REIT, Inc.	216,302	4,466,636
CatchMark Timber Trust, Inc., Class A	109,135	1,226,677
CBL & Associates Properties, Inc. (a)	59,684	1,837,670
Cedar Realty Trust, Inc.	24,152	701,857
Centerspace	34,428	2,957,021
Chatham Lodging Trust *	107,757	1,310,325
City Office REIT, Inc.	96,163	1,355,898
Clipper Realty, Inc.	26,341	237,332
Community Healthcare Trust, Inc.	52,971	2,063,221
Compass, Inc., Class A *	585,545	2,236,782
Corporate Office Properties Trust	252,434	7,106,017
CTO Realty Growth, Inc.	39,129	829,535
Cushman & Wakefield plc *	356,119	5,982,799
DiamondRock Hospitality Co. *	469,654	4,358,389
DigitalBridge Group, Inc. *	1,324,021	7,255,635
Diversified Healthcare Trust	531,565	919,608
Doma Holdings, Inc. *	300,934	223,293
Douglas Elliman, Inc.	169,054	1,014,324
Easterly Government Properties, Inc.	204,255	4,140,249
Empire State Realty Trust, Inc., Class A	309,989	2,644,206
Equity Commonwealth *	241,817	6,782,967
Essential Properties Realty Trust, Inc.	292,191	7,047,647
eXp World Holdings, Inc. (a)	153,121	2,275,378
Farmland Partners, Inc.	102,848	1,526,264
Forestar Group, Inc. *	40,357	558,541
Four Corners Property Trust, Inc.	179,620	5,250,293
Franklin Street Properties Corp.	221,331	838,845
FRP Holdings, Inc. *	14,973	883,407
Getty Realty Corp.	94,517	2,773,129
Gladstone Commercial Corp.	85,835	1,798,243
Gladstone Land Corp.	72,158	1,956,203
Global Medical REIT, Inc.	136,880	1,667,198
Global Net Lease, Inc.	233,195	3,518,913
Hersha Hospitality Trust *	70,665	712,303
Independence Realty Trust, Inc.	496,502	11,022,344
Indus Realty Trust, Inc.	12,007	733,388
Industrial Logistics Properties Trust	145,545	1,459,816
Innovative Industrial Properties, Inc.	62,167	5,993,521
InvenTrust Properties Corp.	151,759	4,350,931
iStar, Inc.	148,789	2,486,264
Kennedy-Wilson Holdings, Inc.	264,661	5,467,896
Kite Realty Group Trust	487,906	9,704,450
LTC Properties, Inc.	87,310	3,658,289
LXP Industrial Trust	633,689	6,951,568
Marcus & Millichap, Inc.	55,819	2,284,114
National Health Investors, Inc.	98,908	6,413,195
NETSTREIT Corp.	108,017	2,214,349
Newmark Group, Inc., Class A	331,156	3,775,178
NexPoint Residential Trust, Inc.	50,743	3,376,439
Offerpad Solutions, Inc. *(a)	150,020	316,542
Office Properties Income Trust	107,583	2,235,575
One Liberty Properties, Inc.	36,447	1,011,404
Orion Office REIT, Inc.	128,277	1,403,350
Outfront Media, Inc.	327,809	6,051,354
Paramount Group, Inc.	418,074	3,281,881
Pebblebrook Hotel Trust	290,765	5,687,363
Phillips Edison & Co., Inc.	256,132	8,718,733
Physicians Realty Trust	503,999	8,956,062
Piedmont Office Realty Trust, Inc., Class A	275,146	3,786,009
Plymouth Industrial REIT, Inc.	84,545	1,628,337
Postal Realty Trust, Inc., Class A	39,863	672,887
PotlatchDeltic Corp.	153,007	7,501,933
RE/MAX Holdings, Inc., Class A	41,859	1,060,707
Redfin Corp. *	236,037	2,053,522
Retail Opportunity Investments Corp.	269,921	4,712,821

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
RLJ Lodging Trust	368,084	4,597,369
RPT Realty	186,496	2,027,212
Ryman Hospitality Properties, Inc. *	120,525	10,671,284
Sabra Health Care REIT, Inc.	516,972	7,956,199
Safehold, Inc.	48,428	2,064,970
Saul Centers, Inc.	26,283	1,374,075
Seritage Growth Properties, Class A *	98,006	1,178,032
Service Properties Trust	369,075	2,413,751
SITE Centers Corp.	436,147	6,372,108
STAG Industrial, Inc.	404,041	13,244,464
Stratus Properties, Inc. *	12,957	410,348
Summit Hotel Properties, Inc. *	234,111	1,837,771
Sunstone Hotel Investors, Inc. *	481,455	5,454,885
Tanger Factory Outlet Centers, Inc.	227,101	3,694,933
Tejon Ranch Co. *	46,713	771,699
Terreno Realty Corp.	166,483	10,430,160
The Macerich Co.	482,067	5,114,731
The Necessity Retail REIT, Inc.	299,998	2,336,984
The RMR Group, Inc., Class A	34,166	987,739
The St. Joe Co.	77,170	3,242,683
Transcontinental Realty Investors, Inc. *	2,760	119,370
UMH Properties, Inc.	110,559	2,356,012
Uniti Group, Inc.	531,540	5,299,454
Universal Health Realty Income Trust	28,791	1,551,835
Urban Edge Properties	256,139	4,208,364
Urstadt Biddle Properties, Inc., Class A	66,269	1,219,350
Veris Residential, Inc. *	193,229	2,695,545
Washington Real Estate Investment Trust	195,849	4,341,972
Whitestone REIT	104,209	1,170,267
Xenia Hotels & Resorts, Inc. *	256,130	4,205,655
		388,839,227

Retailing 2.8%
1-800-Flowers.com, Inc., Class A *	60,575	603,933
1stdibs.com, Inc. *	51,274	332,255
Abercrombie & Fitch Co., Class A *	110,710	1,971,745
Academy Sports & Outdoors, Inc.	187,840	8,082,755
aka Brands Holding Corp. *	25,881	48,656
American Eagle Outfitters, Inc.	345,163	4,155,762
America's Car-Mart, Inc. *	13,380	1,385,767
Arko Corp.	190,096	1,735,576
Asbury Automotive Group, Inc. *	49,619	8,516,605
BARK, Inc. *	113,143	161,794
Bed Bath & Beyond, Inc. *(a)	178,254	896,618
Big 5 Sporting Goods Corp. (a)	48,378	622,141
Big Lots, Inc.	63,153	1,275,059
Boot Barn Holdings, Inc. *	66,072	4,116,286
Boxed, Inc. *(a)	25,360	47,677
Build-A-Bear Workshop, Inc.	32,136	513,212
Caleres, Inc.	81,847	2,031,443
Camping World Holdings, Inc., Class A (a)	86,489	2,338,663
CarParts.com, Inc. *	113,148	902,921
Chico's FAS, Inc. *	275,336	1,382,187
Citi Trends, Inc. *	18,516	455,123
Conn's, Inc. *	28,662	269,996
ContextLogic, Inc., Class A *	1,269,044	1,903,566
Designer Brands, Inc., Class A	129,182	1,864,096
Destination XL Group, Inc. *	135,353	560,361
Dillard's, Inc., Class A	9,669	2,198,247
Duluth Holdings, Inc., Class B *	29,107	280,591
EVgo, Inc. *(a)	151,472	1,358,704
Express, Inc. *	141,166	238,571
Foot Locker, Inc.	186,061	5,278,551
Franchise Group, Inc.	61,894	2,038,169
Funko, Inc., Class A *	71,276	1,868,144
Genesco, Inc. *	29,374	1,646,413
SECURITY	NUMBER OF SHARES	VALUE ($)
Group 1 Automotive, Inc.	36,016	6,371,951
Groupon, Inc. *(a)	48,954	518,912
GrowGeneration Corp. *(a)	129,884	629,937
Guess?, Inc. (a)	76,602	1,448,544
Haverty Furniture Cos., Inc.	33,800	923,754
Hibbett, Inc.	28,935	1,357,630
JOANN, Inc. (a)	24,227	219,012
Lands' End, Inc. *	33,817	431,167
Liquidity Services, Inc. *	55,002	1,107,190
LL Flooring Holdings, Inc. *	65,869	661,325
Lulu's Fashion Lounge Holdings, Inc. *	13,452	75,331
MarineMax, Inc. *	47,249	1,929,649
Monro, Inc.	74,558	3,739,084
Murphy USA, Inc.	50,191	14,272,313
National Vision Holdings, Inc. *	181,697	5,294,651
OneWater Marine, Inc., Class A *	24,774	897,810
Overstock.com, Inc. *	95,523	2,770,167
Party City Holdco, Inc. *	239,665	273,218
PetMed Express, Inc.	45,090	983,864
Porch Group, Inc. *	179,660	346,744
Poshmark, Inc., Class A *	102,414	1,105,047
Quotient Technology, Inc. *	201,688	558,676
Qurate Retail, Inc., Class A	786,287	2,146,563
Rent the Runway, Inc., Class A *(a)	106,574	473,189
Rent-A-Center, Inc.	119,083	2,802,023
Revolve Group, Inc. *	91,636	2,595,131
RumbleON, Inc., Class B *	22,737	379,708
Sally Beauty Holdings, Inc. *	239,885	3,065,730
Shoe Carnival, Inc.	39,409	859,510
Signet Jewelers Ltd.	104,480	6,369,101
Sleep Number Corp. *	48,299	2,176,353
Sonic Automotive, Inc., Class A	45,094	1,887,184
Sportsman's Warehouse Holdings, Inc. *	97,042	956,834
Stitch Fix, Inc., Class A *	181,288	1,082,289
The Aaron's Co., Inc.	67,588	879,996
The Buckle, Inc.	67,412	2,035,842
The Cato Corp., Class A	41,674	514,674
The Children's Place, Inc. *	29,276	1,268,822
The Container Store Group, Inc. *	72,643	541,917
The ODP Corp. *	96,287	3,495,218
The RealReal, Inc. *	189,657	441,901
ThredUp, Inc., Class A *	128,932	290,097
Tile Shop Holdings, Inc.	79,998	266,393
Tilly's, Inc., Class A	50,642	383,360
Torrid Holdings, Inc. *(a)	32,709	132,799
TravelCenters of America, Inc. *	28,176	1,175,503
Urban Outfitters, Inc. *	147,806	3,027,067
Vivid Seats, Inc., Class A (a)	56,311	470,760
Volta, Inc. *(a)	268,512	494,062
Warby Parker, Inc., Class A *(a)	187,453	2,322,543
Weyco Group, Inc.	12,962	341,419
Winmark Corp.	6,413	1,424,648
Xometry, Inc., Class A *	75,745	2,878,310
Zumiez, Inc. *	34,951	908,726
		155,085,235

Semiconductors & Semiconductor Equipment 2.8%
ACM Research, Inc., Class A *	107,400	1,812,912
Alpha & Omega Semiconductor Ltd. *	49,168	2,065,548
Ambarella, Inc. *	81,544	7,057,633
Amkor Technology, Inc.	227,252	4,583,673
Atomera, Inc. *(a)	46,411	542,081
Axcelis Technologies, Inc. *	73,154	5,144,921
AXT, Inc. *	91,565	803,025
CEVA, Inc. *	51,104	1,902,602
Cohu, Inc. *	107,600	3,075,208
Credo Technology Group Holding Ltd. *(a)	53,165	853,298

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CyberOptics Corp. *	16,189	658,407
Diodes, Inc. *	99,670	8,110,148
FormFactor, Inc. *	174,741	6,213,790
Ichor Holdings Ltd. *	62,741	1,961,284
Impinj, Inc. *	47,066	4,001,551
indie Semiconductor, Inc., Class A *	224,476	1,616,227
Kulicke & Soffa Industries, Inc.	130,154	6,263,011
MACOM Technology Solutions Holdings, Inc. *	113,165	6,556,780
MaxLinear, Inc. *	160,804	6,498,090
NeoPhotonics Corp. *	117,506	1,878,921
Onto Innovation, Inc. *	111,012	9,241,749
PDF Solutions, Inc. *	67,817	1,829,703
Photronics, Inc. *	134,261	3,196,754
Power Integrations, Inc.	129,520	11,010,495
Rambus, Inc. *	245,392	6,203,510
Rigetti Computing, Inc. *(a)	70,426	311,987
Rockley Photonics Holdings Ltd. *(a)	232,118	594,222
Semtech Corp. *	141,716	8,833,158
Silicon Laboratories, Inc. *	81,288	11,988,354
SiTime Corp. *	35,862	6,669,615
SkyWater Technology, Inc. *(a)	23,767	319,428
SMART Global Holdings, Inc. *	110,434	2,166,715
SunPower Corp. *	183,336	3,734,554
Synaptics, Inc. *	88,822	12,874,749
Transphorm, Inc. *(a)	47,114	242,637
Ultra Clean Holdings, Inc. *	101,089	3,396,590
Veeco Instruments, Inc. *	111,990	2,441,382
		156,654,712

Software & Services 7.1%
8x8, Inc. *	247,593	1,210,730
A10 Networks, Inc.	148,012	2,206,859
ACI Worldwide, Inc. *	256,550	7,319,372
Agilysys, Inc. *	43,657	2,108,633
Alarm.com Holdings, Inc. *	107,742	7,624,901
Alkami Technology, Inc. *	79,903	1,112,250
Altair Engineering, Inc., Class A *	116,409	6,857,654
American Software, Inc., Class A	69,710	1,246,415
Amplitude, Inc., Class A *	124,846	1,845,224
Appfolio, Inc., Class A *	42,673	4,344,538
Appian Corp. *	89,626	4,349,550
Applied Blockchain, Inc. *(a)	17,721	37,569
Arteris, Inc. *	37,182	299,687
Asana, Inc., Class A *	165,315	3,193,886
Avaya Holdings Corp. *	183,423	164,824
AvePoint, Inc. *	288,518	1,451,246
AvidXchange Holdings, Inc. *	329,187	2,376,730
Benefitfocus, Inc. *	56,854	481,553
BigCommerce Holdings, Inc. *	144,022	2,253,944
Blackbaud, Inc. *	104,029	6,379,058
Blackline, Inc. *	123,691	7,819,745
Blend Labs, Inc., Class A *(a)	412,826	1,089,861
Box, Inc., Class A *	289,179	8,224,251
Brightcove, Inc. *	93,091	553,891
BTRS Holdings, Inc., Class A *	225,713	1,455,849
C3.ai, Inc., Class A *	154,257	2,839,871
Cantaloupe, Inc. *	131,139	796,014
Cass Information Systems, Inc.	29,989	1,093,399
Cerberus Cyber Sentinel Corp. *	100,363	322,165
Cerence, Inc. *	88,178	2,483,974
ChannelAdvisor Corp. *	67,060	988,464
Cipher Mining, Inc. *	85,850	147,662
Cleanspark, Inc. *(a)	88,293	352,289
Clear Secure, Inc., Class A *	139,324	3,527,684
CommVault Systems, Inc. *	99,733	5,594,024
Conduent, Inc. *	380,145	1,771,476
Consensus Cloud Solutions, Inc. *	35,682	1,927,898
SECURITY	NUMBER OF SHARES	VALUE ($)
Core Scientific, Inc. *(a)	489,520	1,228,695
Couchbase, Inc. *	59,134	900,611
CS Disco, Inc. *	49,633	1,217,994
CSG Systems International, Inc.	71,753	4,681,883
Cvent Holding Corp. *(a)	187,435	1,169,594
Cyxtera Technologies, Inc. *	94,874	1,156,514
Digimarc Corp. *	30,443	466,082
Digital Turbine, Inc. *	206,136	4,137,150
DigitalOcean Holdings, Inc. *	170,860	7,001,843
Domo, Inc., Class B *	67,751	1,897,706
Duck Creek Technologies, Inc. *	173,299	2,391,526
E2open Parent Holdings, Inc. *	446,805	3,015,934
Ebix, Inc.	58,820	1,391,681
Edgio, Inc. *	308,649	780,882
eGain Corp. *	47,570	421,470
Enfusion, Inc., Class A *	57,367	659,721
EngageSmart, Inc. *	78,507	1,481,427
Envestnet, Inc. *	123,114	7,173,853
Everbridge, Inc. *	88,838	2,233,387
EverCommerce, Inc. *	54,541	626,131
EVERTEC, Inc.	134,626	5,249,068
Evo Payments, Inc., Class A *	105,955	2,896,810
ExlService Holdings, Inc. *	72,530	12,211,876
Fastly, Inc., Class A *	250,549	2,848,742
Flywire Corp. *	123,923	2,907,234
ForgeRock, Inc., Class A *(a)	62,723	1,271,395
Greenidge Generation Holdings, Inc. *	28,120	83,798
Grid Dynamics Holdings, Inc. *	108,564	2,048,603
I3 Verticals, Inc., Class A *	49,601	1,345,675
IBEX Holdings Ltd. *	12,767	230,572
Information Services Group, Inc.	80,331	599,269
Instructure Holdings, Inc. *	38,692	945,632
Intapp, Inc. *	31,610	479,524
InterDigital, Inc.	69,252	4,251,380
International Money Express, Inc. *	72,804	1,750,208
IronNet, Inc. *(a)	142,429	316,192
Kaleyra, Inc. *	64,791	147,076
KnowBe4, Inc., Class A *	163,394	2,334,900
Latch, Inc. *	154,627	185,552
LivePerson, Inc. *	158,048	2,155,775
LiveRamp Holdings, Inc. *	150,163	3,995,837
LiveVox Holdings, Inc. *	48,844	80,593
Marathon Digital Holdings, Inc. *(a)	226,561	2,943,027
Marqeta, Inc., Class A *	972,053	9,321,988
Matterport, Inc. *(a)	488,597	2,076,537
Maximus, Inc.	137,573	9,196,755
MeridianLink, Inc. *	51,432	876,916
MicroStrategy, Inc., Class A *(a)	21,063	6,025,282
Mitek Systems, Inc. *	94,419	1,027,279
Model N, Inc. *	80,495	2,022,034
Momentive Global, Inc. *	296,977	2,568,851
MoneyGram International, Inc. *	210,536	2,139,046
N-Able, Inc. *	153,236	1,504,778
NextNav, Inc. *(a)	107,193	295,853
Olo, Inc., Class A *	202,003	2,163,452
ON24, Inc. *	93,017	893,893
OneSpan, Inc. *	89,267	988,186
PagerDuty, Inc. *	190,458	4,938,576
Paya Holdings, Inc. *	197,021	1,377,177
Payoneer Global, Inc. *	485,414	2,592,111
Paysafe Ltd *	758,272	1,524,127
Perficient, Inc. *	76,503	8,072,597
PFSweb, Inc. *	36,298	396,011
Ping Identity Holding Corp. *	173,261	2,971,426
Priority Technology Holdings, Inc. *	39,369	176,767
Progress Software Corp.	97,951	4,599,779
PROS Holdings, Inc. *	91,952	2,240,870
Q2 Holdings, Inc. *	125,090	5,491,451
Qualys, Inc. *	87,446	10,696,395

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Rackspace Technology, Inc. *	129,060	869,864
Rapid7, Inc. *	130,065	8,320,258
Remitly Global, Inc. *	188,232	1,793,851
Repay Holdings Corp. *	196,511	2,633,247
Rimini Street, Inc. *	109,316	767,398
Riot Blockchain, Inc. *(a)	263,481	1,928,681
Sabre Corp. *	730,114	4,490,201
SailPoint Technologies Holdings, Inc. *	208,587	13,301,593
Sapiens International Corp. N.V.	68,764	1,809,181
SecureWorks Corp., Class A *	22,039	218,847
ShotSpotter, Inc. *	20,134	676,301
SolarWinds Corp.	107,563	1,152,000
Sprout Social, Inc., Class A *	102,879	5,359,996
SPS Commerce, Inc. *	81,232	9,728,344
Squarespace, Inc., Class A *	70,396	1,497,323
StoneCo Ltd., Class A *	620,467	5,944,074
Sumo Logic, Inc. *	191,952	1,299,515
Telos Corp. *	120,142	953,927
Tenable Holdings, Inc. *	246,198	9,515,553
Terawulf, Inc. *	46,971	67,638
The Hackett Group, Inc.	60,029	1,258,808
TTEC Holdings, Inc.	42,225	3,089,603
Tucows, Inc., Class A *	22,107	1,022,891
Unisys Corp. *	148,033	2,031,013
Upland Software, Inc. *	65,029	736,128
UserTesting, Inc. *	106,574	674,613
Varonis Systems, Inc. *	243,943	6,203,470
Verint Systems, Inc. *	142,542	6,509,893
Veritone, Inc. *	71,223	500,698
Verra Mobility Corp. *	327,316	5,397,441
Viant Technology, Inc., Class A *	30,775	152,952
Weave Communications, Inc. *	10,114	50,671
WM Technology, Inc. *	157,675	536,095
Workiva, Inc. *	106,753	6,992,322
Xperi Holding Corp.	233,373	3,911,331
Yext, Inc. *	267,394	1,171,186
Zeta Global Holdings Corp., Class A *	68,407	365,977
Zuora, Inc., Class A *	253,518	2,157,438
		394,434,421

Technology Hardware & Equipment 3.6%
3D Systems Corp. *	283,705	3,245,585
908 Devices, Inc. *	48,669	1,095,053
ADTRAN Holdings, Inc.	157,555	3,795,500
Advanced Energy Industries, Inc.	84,137	7,529,420
Aeva Technologies, Inc. *	217,429	767,524
AEye, Inc. *	58,044	130,019
Akoustis Technologies, Inc. *	118,464	507,026
Arlo Technologies, Inc. *	189,372	1,331,285
Aviat Networks, Inc. *	24,838	729,740
Avid Technology, Inc. *	80,439	2,257,118
Badger Meter, Inc.	65,519	6,302,273
Belden, Inc.	98,278	6,360,552
Benchmark Electronics, Inc.	78,114	1,998,156
Calix, Inc. *	127,126	7,251,267
Cambium Networks Corp. *	25,994	489,987
Casa Systems, Inc. *	77,742	343,620
Cepton, Inc. *	17,109	25,150
Clearfield, Inc. *	25,810	2,543,576
CommScope Holding Co., Inc. *	459,238	4,146,919
CompoSecure, Inc. *	17,135	93,557
Comtech Telecommunications Corp.	58,296	677,400
Corsair Gaming, Inc. *	85,409	1,204,267
CTS Corp.	71,091	2,891,982
Diebold Nixdorf, Inc. *	163,982	529,662
Digi International, Inc. *	76,354	2,175,325
DZS, Inc. *	39,219	734,964
Eastman Kodak Co. *(a)	128,580	708,476
SECURITY	NUMBER OF SHARES	VALUE ($)
ePlus, Inc. *	59,392	3,300,413
Evolv Technologies Holdings, Inc. *	190,752	513,123
Extreme Networks, Inc. *	286,253	3,744,189
Fabrinet *	82,708	7,944,930
FARO Technologies, Inc. *	41,094	1,336,377
Focus Universal, Inc. *	40,102	558,621
Harmonic, Inc. *	205,632	2,245,501
Identiv, Inc. *	49,766	673,832
Infinera Corp. *	424,330	2,779,362
Inseego Corp. *(a)	189,477	422,534
Insight Enterprises, Inc. *	70,327	6,569,245
IonQ, Inc. *(a)	264,596	1,428,818
Itron, Inc. *	101,011	5,899,042
Kimball Electronics, Inc. *	53,452	1,175,944
Knowles Corp. *	200,618	3,962,205
Lightwave Logic, Inc. *(a)	249,512	2,662,293
Methode Electronics, Inc.	81,211	3,349,142
MicroVision, Inc. *(a)	371,201	1,911,685
Mirion Technologies, Inc. *	306,163	2,081,908
Napco Security Technologies, Inc. *	65,927	1,691,687
NETGEAR, Inc. *	63,043	1,625,249
NetScout Systems, Inc. *	158,130	5,626,265
nLight, Inc. *	97,984	1,201,284
Novanta, Inc. *	79,554	12,267,227
Ondas Holdings, Inc. *(a)	75,124	344,068
OSI Systems, Inc. *	36,291	3,508,251
Ouster, Inc. *	305,537	537,745
PAR Technology Corp. *	59,505	2,476,598
PC Connection, Inc.	25,073	1,189,212
Plantronics, Inc. *	94,726	3,769,148
Plexus Corp. *	61,498	5,777,737
Ribbon Communications, Inc. *	163,429	554,024
Rogers Corp. *	42,027	11,315,770
Sanmina Corp. *	134,438	6,190,870
ScanSource, Inc. *	57,283	1,830,192
SmartRent, Inc. *(a)	265,015	1,499,985
Super Micro Computer, Inc. *	101,708	5,493,249
TTM Technologies, Inc. *	227,100	3,072,663
Turtle Beach Corp. *	34,654	450,502
Velodyne Lidar, Inc. *	424,366	445,584
Viavi Solutions, Inc. *	509,807	7,545,144
Vishay Intertechnology, Inc.	296,157	6,118,604
Vishay Precision Group, Inc. *	27,852	868,425
Xerox Holdings Corp.	255,955	4,384,509
		202,208,559

Telecommunication Services 0.8%
Anterix, Inc. *	27,300	1,214,577
ATN International, Inc.	24,628	1,133,873
Bandwidth, Inc., Class A *	51,731	860,286
Charge Enterprises, Inc. *(a)	240,786	731,989
Cogent Communications Holdings, Inc.	96,318	6,146,052
Consolidated Communications Holdings, Inc. *	165,405	1,091,673
EchoStar Corp., Class A *	79,016	1,561,356
Globalstar, Inc. *	1,527,390	2,138,346
Gogo, Inc. *	111,910	1,942,758
IDT Corp., Class B *	32,505	846,105
Iridium Communications, Inc. *	285,272	12,754,511
KORE Group Holdings, Inc. *	77,119	205,136
Liberty Latin America Ltd., Class A *	87,491	644,809
Liberty Latin America Ltd., Class C *	341,782	2,508,680
Ooma, Inc. *	51,640	616,065
Radius Global Infrastructure, Inc., Class A *	167,606	2,561,020
Shenandoah Telecommunications Co.	108,642	2,422,717
Starry Group Holdings, Inc., Class A *	52,270	167,264

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Telephone & Data Systems, Inc.	225,717	3,568,586
United States Cellular Corp. *	33,384	977,817
		44,093,620

Transportation 1.7%
Air Transport Services Group, Inc. *	132,282	4,145,718
Allegiant Travel Co. *	34,666	3,997,336
ArcBest Corp.	54,745	4,850,407
Atlas Air Worldwide Holdings, Inc. *	62,693	4,746,487
Bird Global, Inc., Class A *	376,646	202,636
Blade Air Mobility, Inc. *	126,363	701,946
Costamare, Inc.	121,028	1,419,658
Covenant Logistics Group, Inc.	24,843	831,495
Daseke, Inc. *	91,797	769,259
Eagle Bulk Shipping, Inc.	30,080	1,592,134
Eneti, Inc.	50,286	322,836
Forward Air Corp.	60,196	6,316,366
Frontier Group Holdings, Inc. *(a)	83,760	1,212,845
Genco Shipping & Trading Ltd.	82,162	1,584,083
Golden Ocean Group Ltd. *(a)	275,248	3,005,708
Hawaiian Holdings, Inc. *	113,304	1,695,028
Heartland Express, Inc.	104,811	1,664,399
Hub Group, Inc., Class A *	75,258	5,749,711
Joby Aviation, Inc. *(a)	562,714	3,117,436
Marten Transport Ltd.	132,308	2,852,561
Matson, Inc.	89,766	8,228,849
P.A.M. Transportation Services, Inc. *	15,014	537,201
Radiant Logistics, Inc. *	85,488	619,788
Safe Bulkers, Inc.	165,444	638,614
Saia, Inc. *	59,477	14,146,604
SkyWest, Inc. *	111,957	2,703,762
Spirit Airlines, Inc. *	244,054	6,045,218
Sun Country Airlines Holdings, Inc. *	74,398	1,500,608
TuSimple Holdings, Inc., Class A *(a)	313,563	3,123,088
Universal Logistics Holdings, Inc.	16,481	495,254
Werner Enterprises, Inc.	145,520	6,397,059
Wheels Up Experience, Inc. *	357,251	800,242
		96,014,336

Utilities 3.4%
ALLETE, Inc.	128,354	7,966,933
Altus Power, Inc. *	94,579	741,499
American States Water Co.	82,699	7,208,872
Artesian Resources Corp., Class A	18,360	946,642
Avista Corp.	162,319	6,859,601
Black Hills Corp.	145,644	11,243,717
Brookfield Infrastructure Corp., Class A	219,361	10,048,927
California Water Service Group	120,220	7,222,818
Chesapeake Utilities Corp.	39,006	5,348,893
Clearway Energy, Inc., Class A	78,231	2,701,316
Clearway Energy, Inc., Class C	183,644	6,893,996
Global Water Resources, Inc.	29,263	387,149
MGE Energy, Inc.	81,550	6,636,539
Middlesex Water Co.	38,877	3,697,591
Montauk Renewables, Inc. *	144,379	1,728,217
New Jersey Resources Corp.	215,676	9,962,074
Northwest Natural Holding Co.	76,386	4,099,637
NorthWestern Corp.	121,775	6,752,424
ONE Gas, Inc.	120,473	10,232,977
Ormat Technologies, Inc.	101,588	8,791,426
Otter Tail Corp.	92,163	6,476,294
PNM Resources, Inc.	191,382	9,238,009
SECURITY	NUMBER OF SHARES	VALUE ($)
Portland General Electric Co.	200,400	10,288,536
Pure Cycle Corp. *	44,366	468,505
SJW Group	60,512	3,973,218
South Jersey Industries, Inc.	275,035	9,428,200
Southwest Gas Holdings, Inc.	147,870	12,858,775
Spire, Inc.	114,214	8,593,461
Sunnova Energy International, Inc. *	222,229	5,782,399
The York Water Co.	31,953	1,373,659
Unitil Corp.	35,491	1,943,842
Via Renewables, Inc.	27,362	222,179
		190,118,325
Total Common Stocks (Cost $4,381,128,848)		5,556,791,921

RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	27,867	66,156
Oncternal Therapeutics, Inc. CVR *(b)	592	1,214
Tobira Therapeutics, Inc. CVR *(b)	14,029	167,575
Zogenix, Inc. CVR *(b)	124,832	84,886
		319,831
Total Rights (Cost $86,941)		319,831

SHORT-TERM INVESTMENTS 2.3% OF NET ASSETS

Money Market Funds 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88% (c)(d)	127,982,358	127,982,358
Total Short-Term Investments (Cost $127,982,358)		127,982,358
Total Investments in Securities (Cost $4,509,198,147)		5,685,094,110

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 09/16/22	166	15,647,990	578,552

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $123,445,429.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2022:

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$5,327,830,170	$—	$—	$5,327,830,170
Materials	228,961,751	—	0*	228,961,751
Rights[1]
Pharmaceuticals, Biotechnology & Life Sciences	—	—	319,831	319,831
Short-Term Investments[1]	127,982,358	—	—	127,982,358
Futures Contracts[2]	578,552	—	—	578,552
Total	$5,685,352,831	$—	$319,831	$5,685,672,662

*	Level 3 amount shown includes securities determined to have no value at July 31, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Total Stock Market Index Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 2.4%
Adient plc *	39,012	1,317,825
American Axle & Manufacturing Holdings, Inc. *	47,903	426,816
Aptiv plc *	110,940	11,636,497
Arcimoto, Inc. *(a)	15,996	49,108
Autoliv, Inc.	32,195	2,768,770
BorgWarner, Inc.	98,284	3,780,003
Canoo, Inc. *(a)	57,247	198,075
Dana, Inc.	58,795	985,404
Dorman Products, Inc. *	11,775	1,190,335
Faraday Future Intelligent Electric, Inc. *	67,365	148,877
Fisker, Inc. *(a)	57,294	548,876
Ford Motor Co.	1,610,694	23,661,095
Fox Factory Holding Corp. *	17,484	1,655,035
Garrett Motion, Inc. *	22,121	146,220
General Motors Co. *	595,234	21,583,185
Gentex Corp.	95,889	2,705,987
Gentherm, Inc. *	13,478	870,140
Harley-Davidson, Inc.	59,822	2,261,870
Holley, Inc. *	14,621	116,822
Horizon Global Corp. *	7,908	11,229
LCI Industries	10,466	1,413,852
Lear Corp.	24,269	3,668,017
Lordstown Motors Corp., Class A *(a)	54,888	122,949
Lucid Group, Inc. *(a)	231,415	4,223,324
Luminar Technologies, Inc. *(a)	91,347	617,506
Modine Manufacturing Co. *	20,348	266,966
Motorcar Parts of America, Inc. *	7,218	108,775
Mullen Automotive, Inc. *(a)	99,932	79,216
NII Holdings, Inc. Escrow (b)	28,127	16,735
Patrick Industries, Inc.	9,154	555,831
QuantumScape Corp. *(a)	107,169	1,159,568
Rivian Automotive, Inc., Class A *	65,613	2,250,526
Solid Power, Inc. *	46,229	293,092
Standard Motor Products, Inc.	7,798	356,680
Stoneridge, Inc. *	11,655	219,347
Strattec Security Corp. *	1,500	44,550
Superior Industries International, Inc. *	10,350	47,920
Tenneco, Inc., Class A *	29,923	564,647
Tesla, Inc. *	342,473	305,297,556
The Goodyear Tire & Rubber Co. *	113,624	1,395,303
Thor Industries, Inc.	22,679	1,912,520
Visteon Corp. *	11,474	1,463,853
Winnebago Industries, Inc.	13,374	807,388
Workhorse Group, Inc. *(a)	70,136	229,345
XPEL, Inc. *	7,253	444,536
		403,622,171

SECURITY	NUMBER OF SHARES	VALUE ($)
Banks 4.0%
1st Source Corp.	6,934	334,357
ACNB Corp.	3,576	117,615
Allegiance Bancshares, Inc.	7,406	326,160
Amalgamated Financial Corp.	7,518	173,515
Amerant Bancorp, Inc.	10,892	297,569
American National Bankshares, Inc.	4,310	156,410
Ameris Bancorp	26,165	1,237,343
Ames National Corp.	4,056	90,043
Arrow Financial Corp.	6,563	220,189
Associated Banc-Corp.	61,104	1,228,190
Atlantic Union Bankshares Corp.	30,666	1,060,737
Axos Financial, Inc. *	23,537	982,905
Banc of California, Inc.	23,171	405,724
BancFirst Corp.	7,367	791,142
Bank First Corp.	2,307	177,454
Bank of America Corp.	2,892,172	97,784,335
Bank of Hawaii Corp.	16,382	1,312,362
Bank of Marin Bancorp	6,982	228,451
Bank OZK	45,975	1,843,598
BankFinancial Corp.	6,650	63,375
BankUnited, Inc.	34,329	1,333,682
Bankwell Financial Group, Inc.	2,376	77,885
Banner Corp.	14,087	873,253
Bar Harbor Bankshares	7,294	211,307
Baycom Corp.	4,901	96,011
BCB Bancorp, Inc.	7,033	135,456
Berkshire Hills Bancorp, Inc.	19,410	546,780
Blue Foundry Bancorp *	12,834	150,543
Blue Ridge Bankshares, Inc.	5,502	82,200
Bogota Financial Corp. *	1,050	11,561
BOK Financial Corp.	12,146	1,069,212
Bridgewater Bancshares, Inc. *	8,542	149,314
Broadway Financial Corp. *	20,059	19,146
Brookline Bancorp, Inc.	29,876	413,185
Business First Bancshares, Inc.	7,335	172,226
Byline Bancorp, Inc.	10,054	246,222
C&F Financial Corp.	1,200	53,424
Cadence Bank	75,211	1,963,007
California BanCorp *	2,455	50,475
Cambridge Bancorp	2,859	238,126
Camden National Corp.	5,912	270,178
Capital Bancorp, Inc.	2,904	72,571
Capital City Bank Group, Inc.	5,558	180,024
Capitol Federal Financial, Inc.	53,473	512,806
Capstar Financial Holdings, Inc.	7,364	154,718
Carter Bankshares, Inc. *	9,825	137,059
Cathay General Bancorp	30,168	1,258,006
CB Financial Services, Inc.	2,090	49,470
CBTX, Inc.	7,761	240,203
Central Pacific Financial Corp.	11,311	267,844
Central Valley Community Bancorp	3,998	66,887
CF Bankshares, Inc.	3,155	64,709
Chemung Financial Corp.	2,055	93,030
ChoiceOne Financial Services, Inc.	2,484	52,226

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Citigroup, Inc.	792,468	41,129,089
Citizens & Northern Corp.	5,947	145,285
Citizens Community Bancorp Inc/WI	3,309	42,852
Citizens Financial Group, Inc.	199,076	7,558,916
Citizens Holdings Co.	2,977	51,353
City Holding Co.	6,012	521,781
Civista Bancshares, Inc.	5,755	124,653
CNB Financial Corp.	6,920	178,536
Coastal Financial Corp. *	3,761	155,066
Codorus Valley Bancorp, Inc.	2,828	62,131
Colony Bankcorp, Inc.	7,200	104,544
Columbia Banking System, Inc.	32,189	971,142
Columbia Financial, Inc. *	17,352	352,940
Comerica, Inc.	53,240	4,140,475
Commerce Bancshares, Inc.	44,471	3,090,290
Community Bank System, Inc.	22,437	1,510,683
Community Trust Bancorp, Inc.	6,370	276,012
ConnectOne Bancorp, Inc.	14,768	390,466
CrossFirst Bankshares, Inc. *	17,616	241,692
Cullen/Frost Bankers, Inc.	23,040	3,004,416
Customers Bancorp, Inc. *	12,356	471,876
CVB Financial Corp.	54,047	1,441,434
Dime Community Bancshares, Inc.	13,235	451,049
Eagle Bancorp Montana, Inc.	2,563	49,466
Eagle Bancorp, Inc.	12,882	631,604
East West Bancorp, Inc.	57,482	4,126,058
Eastern Bankshares, Inc.	67,979	1,386,772
Enterprise Bancorp, Inc.	4,403	140,015
Enterprise Financial Services Corp.	14,895	700,512
Equity Bancshares, Inc., Class A	6,351	202,914
Esquire Financial Holdings, Inc.	3,488	126,335
ESSA Bancorp, Inc.	3,176	56,088
Essent Group Ltd.	43,136	1,801,359
Evans Bancorp, Inc.	2,622	95,258
F.N.B. Corp.	139,720	1,671,051
Farmers & Merchants Bancorp, Inc. (a)	4,577	140,285
Farmers National Banc Corp.	12,275	174,305
FB Financial Corp.	14,601	625,653
Federal Agricultural Mortgage Corp., Class C	4,048	446,454
Fidelity D&D Bancorp, Inc.	2,594	105,576
Fifth Third Bancorp	281,545	9,606,315
Finance Of America Cos., Inc., Class A *	18,960	33,559
Financial Institutions, Inc.	6,134	162,612
Finward Bancorp	1,806	67,689
First BanCorp	80,443	1,213,885
First BanCorp (North Carolina)	14,330	542,820
First Bank	6,140	92,468
First Busey Corp.	21,193	522,407
First Business Financial Services, Inc.	2,369	79,243
First Capital, Inc.	1,074	33,068
First Citizens BancShares, Inc., Class A	5,447	4,121,636
First Commonwealth Financial Corp.	37,864	561,145
First Community Bankshares, Inc.	6,489	208,167
First Community Corp.	4,537	82,800
First Financial Bancorp	38,797	866,725
First Financial Bankshares, Inc.	52,370	2,313,707
First Financial Corp.	4,975	232,432
First Financial Northwest, Inc.	2,960	45,643
First Foundation, Inc.	20,411	424,957
First Guaranty Bancshares, Inc.	2,887	71,655
First Hawaiian, Inc.	50,862	1,296,472
First Horizon Corp.	218,192	4,878,773
First Internet Bancorp	3,435	121,771
SECURITY	NUMBER OF SHARES	VALUE ($)
First Interstate BancSystem, Inc., Class A	35,159	1,433,784
First Merchants Corp.	23,204	963,662
First Mid Bancshares, Inc.	7,599	285,494
First National Corp/VA	2,648	47,479
First Northwest Bancorp	3,416	57,047
First Republic Bank	73,195	11,909,558
First Savings Financial Group, Inc.	2,389	56,858
First United Corp.	2,849	51,339
First Western Financial, Inc. *	2,786	77,980
Five Star Bancorp	2,089	55,087
Flagstar Bancorp, Inc.	22,790	938,948
Flushing Financial Corp.	12,108	261,412
FNCB Bancorp, Inc.	8,643	67,848
Franklin Financial Services Corp.	1,992	64,660
FS Bancorp, Inc.	3,171	95,289
Fulton Financial Corp.	68,243	1,138,976
FVCBankcorp, Inc. *	3,533	67,657
German American Bancorp, Inc.	12,155	459,945
Glacier Bancorp, Inc.	44,485	2,228,254
Great Southern Bancorp, Inc.	4,013	248,565
Greene County Bancorp, Inc.	1,606	73,667
Guaranty Bancshares, Inc.	3,536	132,140
Guild Holdings Co., Class A	2,862	35,174
Hancock Whitney Corp.	35,128	1,714,598
Hanmi Financial Corp.	11,514	290,959
HarborOne Bancorp, Inc.	18,808	272,716
Hawthorn Bancshares, Inc.	1,986	50,564
HBT Financial, Inc.	4,303	80,208
Heartland Financial USA, Inc.	17,633	791,722
Heritage Commerce Corp.	26,186	308,471
Heritage Financial Corp.	13,595	353,742
Hilltop Holdings, Inc.	20,666	596,214
HMN Financial, Inc.	2,233	50,711
Home Bancorp, Inc.	3,387	127,588
Home BancShares, Inc.	76,925	1,815,430
HomeStreet, Inc.	8,248	307,568
HomeTrust Bancshares, Inc.	6,363	153,603
Hope Bancorp, Inc.	46,775	703,496
Horizon Bancorp, Inc.	16,744	319,308
Huntington Bancshares, Inc.	588,101	7,815,862
Independent Bank Corp.	19,251	1,613,234
Independent Bank Corp., Michigan	9,444	198,135
Independent Bank Group, Inc.	14,400	1,018,368
International Bancshares Corp.	22,040	966,674
Investar Holding Corp.	3,333	73,159
John Marshall Bancorp, Inc.	4,443	115,829
JPMorgan Chase & Co.	1,198,220	138,226,659
Kearny Financial Corp.	26,602	311,509
KeyCorp	377,157	6,901,973
Lakeland Bancorp, Inc.	25,893	412,217
Lakeland Financial Corp.	10,277	799,551
Landmark Bancorp, Inc.	1,884	46,780
LCNB Corp.	4,732	73,346
Live Oak Bancshares, Inc.	12,688	477,576
loanDepot, Inc., Class A	7,348	13,079
Luther Burbank Corp.	6,821	89,969
M&T Bank Corp.	73,108	12,973,015
Macatawa Bank Corp.	10,493	97,585
MainStreet Bancshares, Inc.	3,000	70,950
Malvern Bancorp, Inc. *	3,772	59,598
Mercantile Bank Corp.	5,802	205,623
Merchants Bancorp	10,145	268,437
Meridian Corp.	1,923	54,940
Metrocity Bankshares, Inc.	7,678	159,011
Metropolitan Bank Holding Corp. *	4,109	285,082
MGIC Investment Corp.	129,287	1,828,118
Mid Penn Bancorp, Inc.	5,597	160,522
Middlefield Banc Corp.	1,808	47,207

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Midland States Bancorp, Inc.	8,267	216,595
MidWestOne Financial Group, Inc.	5,792	180,768
Mr Cooper Group, Inc. *	30,139	1,357,762
MVB Financial Corp.	4,605	149,663
National Bank Holdings Corp., Class A	12,545	522,123
National Bankshares, Inc.	2,506	79,315
NBT Bancorp, Inc.	17,646	715,369
New York Community Bancorp, Inc.	190,921	2,027,581
Nicolet Bankshares, Inc. *	4,999	399,820
NMI Holdings, Inc., Class A *	33,895	641,971
Northeast Bank	3,473	138,225
Northeast Community Bancorp, Inc.	7,802	97,525
Northfield Bancorp, Inc.	18,804	276,795
Northrim BanCorp, Inc.	2,596	108,123
Northwest Bancshares, Inc.	51,202	736,285
Norwood Financial Corp.	3,060	79,529
Oak Valley Bancorp	3,417	61,814
OceanFirst Financial Corp.	25,110	516,262
Ocwen Financial Corp. *	3,090	105,987
OFG Bancorp	20,772	570,607
Ohio Valley Banc Corp.	2,640	74,765
Old National Bancorp	119,252	2,076,177
Old Point Financial Corp.	2,934	71,560
Old Second Bancorp, Inc.	18,825	264,491
OP Bancorp	5,203	58,794
Origin Bancorp, Inc.	9,129	393,186
Orrstown Financial Services, Inc.	4,595	119,102
Pacific Premier Bancorp, Inc.	37,748	1,269,843
PacWest Bancorp	48,052	1,346,898
Park National Corp.	5,896	763,886
Parke Bancorp, Inc.	4,518	99,170
Pathward Financial, Inc.	11,847	399,481
PCB Bancorp	6,102	117,586
PCSB Financial Corp.	6,385	124,444
Peapack-Gladstone Financial Corp.	6,657	217,418
Penns Woods Bancorp, Inc.	2,250	49,973
PennyMac Financial Services, Inc.	12,693	695,449
Peoples Bancorp of North Carolina, Inc.	1,896	51,097
Peoples Bancorp, Inc.	10,057	310,962
Peoples Financial Services Corp.	2,448	130,332
Pinnacle Financial Partners, Inc.	30,887	2,443,162
Pioneer Bancorp, Inc. *	7,267	70,563
Plumas Bancorp	2,267	70,504
Ponce Financial Group, Inc. *	10,983	102,691
Popular, Inc.	30,915	2,401,168
Preferred Bank	5,143	373,896
Premier Financial Corp.	14,638	416,890
Primis Financial Corp.	10,278	139,267
Professional Holding Corp., Class A *	5,436	122,038
Prosperity Bancshares, Inc.	37,430	2,773,189
Provident Bancorp, Inc.	6,035	91,370
Provident Financial Holdings, Inc.	3,562	51,827
Provident Financial Services, Inc.	30,378	740,008
QCR Holdings, Inc.	6,233	369,555
Radian Group, Inc.	71,734	1,604,690
Randolph Bancorp, Inc.	930	24,682
RBB Bancorp	6,055	138,115
Red River Bancshares, Inc.	1,974	108,274
Regions Financial Corp.	380,981	8,069,178
Renasant Corp.	21,908	731,727
Republic Bancorp, Inc., Class A	3,781	169,540
Republic First Bancorp, Inc. *	17,184	62,206
Richmond Mutual BanCorp., Inc.	4,348	60,437
Riverview Bancorp, Inc.	11,437	84,176
Rocket Cos., Inc., Class A (a)	49,082	467,261
S&T Bancorp, Inc.	16,257	502,992
Salisbury Bancorp, Inc.	2,188	50,915
SECURITY	NUMBER OF SHARES	VALUE ($)
Sandy Spring Bancorp, Inc.	19,661	811,999
SB Financial Group, Inc.	3,301	56,480
Seacoast Banking Corp. of Florida	25,432	909,957
Security National Financial Corp., Class A *	6,714	52,168
ServisFirst Bancshares, Inc.	19,701	1,683,450
Shore Bancshares, Inc.	7,290	142,884
Sierra Bancorp	5,854	131,422
Signature Bank	25,618	4,753,932
Silvergate Capital Corp., Class A *	13,420	1,251,952
Simmons First National Corp., Class A	49,982	1,187,073
SmartFinancial, Inc.	6,197	162,671
Sound Financial Bancorp, Inc.	1,714	66,349
South Plains Financial, Inc.	5,663	149,616
Southern First Bancshares, Inc. *	2,967	132,773
Southern Missouri Bancorp, Inc.	3,254	175,521
Southern States Bancshares, Inc.	996	23,406
Southside Bancshares, Inc.	12,464	497,812
SouthState Corp.	30,821	2,612,696
Sterling Bancorp, Inc. *	12,015	75,214
Stock Yards Bancorp, Inc.	11,019	761,964
Summit Financial Group, Inc.	3,433	104,741
SVB Financial Group *	24,113	9,730,801
Synovus Financial Corp.	59,161	2,388,921
Territorial Bancorp, Inc.	4,386	98,246
Texas Capital Bancshares, Inc. *	20,746	1,216,131
TFS Financial Corp.	19,389	284,049
The Bancorp, Inc. *	23,768	584,693
The Bank of Princeton	1,590	45,840
The Community Financial Corp.	1,951	71,407
The First BanCorp, Inc.	3,588	108,376
The First Bancshares, Inc.	8,827	255,983
The First of Long Island Corp.	9,603	174,775
The Hingham Institution For Savings	701	203,297
The PNC Financial Services Group, Inc.	168,597	27,976,986
Timberland Bancorp, Inc.	4,336	111,218
Tompkins Financial Corp.	4,799	370,243
Towne Bank	26,450	790,062
TriCo Bancshares	13,554	647,881
Triumph Bancorp, Inc. *	9,395	682,547
Truist Financial Corp.	543,093	27,409,904
TrustCo Bank Corp.	7,608	255,324
Trustmark Corp.	24,755	803,795
U.S. Bancorp	550,990	26,006,728
UMB Financial Corp.	17,612	1,593,886
Umpqua Holdings Corp.	91,667	1,614,256
United Bancshares, Inc.	1,702	39,486
United Bankshares, Inc.	55,224	2,139,378
United Community Banks, Inc.	44,102	1,500,791
United Security Bancshares	6,461	47,521
Unity Bancorp, Inc.	2,383	66,772
Univest Financial Corp.	11,205	279,453
UWM Holdings Corp.	36,026	135,818
Valley National Bancorp	170,844	1,997,166
Velocity Financial, Inc. *	8,532	100,934
Veritex Holdings, Inc.	22,152	685,383
Virginia National Bankshares Corp.	2,875	90,706
Walker & Dunlop, Inc.	12,362	1,392,456
Washington Federal, Inc.	26,538	905,742
Washington Trust Bancorp, Inc.	7,375	404,740
Waterstone Financial, Inc.	8,861	165,258
Webster Financial Corp.	72,938	3,387,970
Wells Fargo & Co.	1,547,074	67,870,136
WesBanco, Inc.	25,094	856,207
West Bancorp, Inc.	6,294	163,707
Westamerica Bancorp	11,038	662,390
Western Alliance Bancorp	44,480	3,397,382

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Western New England Bancorp, Inc.	10,349	91,071
William Penn Bancorp, Inc.	4,788	54,679
Wintrust Financial Corp.	24,454	2,104,022
WSFS Financial Corp.	26,399	1,259,760
Zions Bancorp NA	61,275	3,342,551
		682,840,246

Capital Goods 5.9%
3M Co.	232,067	33,241,277
A.O. Smith Corp.	53,190	3,365,331
AAON, Inc.	17,415	1,047,861
AAR Corp. *	13,484	600,443
Acuity Brands, Inc.	14,241	2,597,558
Advanced Drainage Systems, Inc.	23,152	2,745,827
AECOM	57,204	4,118,688
Aeroclean Technologies, Inc. *	1,331	8,106
Aerojet Rocketdyne Holdings, Inc. *	30,632	1,338,312
AeroVironment, Inc. *	9,225	799,254
AerSale Corp. *	7,373	129,101
AGCO Corp.	25,103	2,734,219
AgEagle Aerial Systems, Inc. *	34,491	21,798
Agrify Corp. *	6,729	10,565
Air Lease Corp.	43,635	1,619,295
Alamo Group, Inc.	3,941	510,005
Albany International Corp., Class A	12,832	1,171,177
Allegion plc	36,012	3,806,468
Allied Motion Technologies, Inc.	5,231	140,923
Allison Transmission Holdings, Inc.	39,446	1,651,604
Alpha Pro Tech Ltd. *	5,970	29,074
Alta Equipment Group, Inc. *	12,019	135,094
Altra Industrial Motion Corp.	26,548	1,107,848
Ameresco, Inc., Class A *	12,448	712,275
American Superconductor Corp. *	9,332	57,298
American Woodmark Corp. *	7,275	365,351
AMETEK, Inc.	94,299	11,645,927
API Group Corp. *	85,408	1,512,576
Apogee Enterprises, Inc.	9,940	413,603
Applied Industrial Technologies, Inc.	15,780	1,587,310
Archer Aviation, Inc., Class A *	53,649	216,742
Arcosa, Inc.	19,870	1,024,497
Argan, Inc.	6,506	241,763
Armstrong World Industries, Inc.	18,985	1,696,310
Array Technologies, Inc. *	54,873	924,610
Astec Industries, Inc.	9,069	445,560
Astra Space, Inc. *	47,686	68,191
Astronics Corp. *	9,549	107,140
Atkore, Inc. *	17,511	1,738,317
Axon Enterprise, Inc. *	28,894	3,183,830
AZZ, Inc.	10,234	435,354
Babcock & Wilcox Enterprises, Inc. *	19,797	157,584
Barnes Group, Inc.	18,378	621,544
Beacon Roofing Supply, Inc. *	22,597	1,356,272
Beam Global *(a)	3,328	52,516
Berkshire Grey, Inc. *	16,368	28,808
Blink Charging Co. *(a)	16,166	342,234
Bloom Energy Corp., Class A *	66,699	1,349,321
Blue Bird Corp. *	9,305	103,844
BlueLinx Holdings, Inc. *	3,850	308,000
Boise Cascade Co.	15,688	1,109,298
Bowman Consulting Group Ltd. *	3,474	47,698
Builders FirstSource, Inc. *	69,948	4,756,464
BWX Technologies, Inc.	37,907	2,148,569
Byrna Technologies, Inc. *	5,967	48,870
Cadre Holdings, Inc.	2,400	56,760
Carlisle Cos., Inc.	21,099	6,247,414
Carrier Global Corp.	345,387	13,998,535
Caterpillar, Inc.	217,605	43,140,191
ChargePoint Holdings, Inc. *(a)	74,991	1,133,114
SECURITY	NUMBER OF SHARES	VALUE ($)
Chart Industries, Inc. *	14,577	2,843,827
CIRCOR International, Inc. *	7,526	131,028
Columbus McKinnon Corp.	11,251	372,408
Comfort Systems USA, Inc.	14,313	1,512,312
Commercial Vehicle Group, Inc. *	13,417	103,311
Concrete Pumping Holdings, Inc. *	13,877	90,617
Construction Partners, Inc., Class A *	17,169	408,279
Core & Main, Inc., Class A *	22,359	539,746
Crane Holdings Co.	19,288	1,908,162
CSW Industrials, Inc.	6,249	746,568
Cummins, Inc.	57,459	12,716,251
Curtiss-Wright Corp.	15,856	2,274,385
Custom Truck One Source, Inc. *	22,116	136,898
Deere & Co.	113,969	39,111,881
Desktop Metal, Inc., Class A *(a)	84,667	180,341
Distribution Solutions Group, Inc. *	8,044	398,982
Donaldson Co., Inc.	50,412	2,742,917
Douglas Dynamics, Inc.	8,714	277,628
Dover Corp.	58,577	7,830,573
Ducommun, Inc. *	4,035	191,017
DXP Enterprises, Inc. *	6,811	231,574
Dycom Industries, Inc. *	12,249	1,263,607
Eaton Corp. plc	162,768	24,153,144
EMCOR Group, Inc.	20,701	2,408,975
Emerson Electric Co.	242,299	21,823,871
Encore Wire Corp.	8,034	1,112,468
Energy Recovery, Inc. *	14,554	323,535
Energy Vault Holdings, Inc. *(a)	23,890	106,311
Enerpac Tool Group Corp.	25,007	507,642
EnerSys	16,600	1,094,106
Enovix Corp. *	43,367	577,648
EnPro Industries, Inc.	8,878	829,915
Esab Corp.	18,131	747,360
ESCO Technologies, Inc.	10,618	823,426
ESS Tech, Inc. *(a)	28,078	106,696
EVI Industries, Inc. *	2,765	22,562
Evoqua Water Technologies Corp. *	49,929	1,902,794
Fastenal Co.	234,968	12,067,956
Fathom Digital Manufacturing Corp. *	6,626	28,359
Federal Signal Corp.	25,198	1,046,221
Flowserve Corp.	54,166	1,832,977
Fluence Energy, Inc. *(a)	13,130	180,406
Fluor Corp. *	59,154	1,503,103
Flux Power Holdings, Inc. *	11,565	30,416
Fortive Corp.	146,376	9,433,933
Fortune Brands Home & Security, Inc.	53,173	3,705,095
Franklin Electric Co., Inc.	16,422	1,491,446
FTC Solar, Inc. *	7,870	39,507
FuelCell Energy, Inc. *	149,698	537,416
Gates Industrial Corp. plc *	39,021	479,958
GATX Corp.	14,201	1,423,650
Gencor Industries, Inc. *	5,594	55,437
Generac Holdings, Inc. *	26,210	7,032,143
General Dynamics Corp.	94,010	21,309,247
General Electric Co.	449,824	33,246,492
Gibraltar Industries, Inc. *	14,545	680,561
Global Industrial Co.	6,016	215,072
GMS, Inc. *	17,591	933,554
Graco, Inc.	69,172	4,645,592
GrafTech International Ltd.	82,134	632,432
Granite Construction, Inc.	18,734	560,147
Great Lakes Dredge & Dock Corp. *	25,323	327,426
Griffon Corp.	19,452	583,755
H&E Equipment Services, Inc.	13,285	474,939
Hayward Holdings, Inc. *	23,367	272,693
HEICO Corp.	17,295	2,727,594
HEICO Corp., Class A	30,320	3,871,258
Heliogen, Inc. *	38,222	94,408

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Helios Technologies, Inc.	12,936	890,256
Herc Holdings, Inc.	10,239	1,269,841
Hexcel Corp.	34,143	2,065,993
Hillenbrand, Inc.	29,023	1,340,863
Hillman Solutions Corp. *	43,480	450,018
Honeywell International, Inc.	277,817	53,468,660
Howmet Aerospace, Inc.	153,895	5,714,121
Hubbell, Inc.	22,009	4,820,411
Hudson Technologies, Inc. *	13,002	115,848
Huntington Ingalls Industries, Inc.	16,251	3,523,867
Hurco Cos., Inc.	3,214	81,411
Hydrofarm Holdings Group, Inc. *	13,508	43,631
Hyliion Holdings Corp. *	43,572	171,238
Hyster-Yale Materials Handling, Inc.	5,176	179,038
Hyzon Motors, Inc. *(a)	34,280	137,806
IDEX Corp.	30,947	6,460,186
IES Holdings, Inc. *	3,807	125,631
Illinois Tool Works, Inc.	115,624	24,022,042
Infrastructure and Energy Alternatives, Inc. *	11,142	157,325
Ingersoll Rand, Inc.	165,015	8,217,747
INNOVATE Corp. *	23,119	41,614
Innovative Solutions and Support, Inc. *	6,865	48,261
Insteel Industries, Inc.	7,815	244,610
iSun, Inc. *	7,289	24,272
ITT, Inc.	34,184	2,564,826
Janus International Group, Inc. *	21,097	214,556
JELD-WEN Holding, Inc. *	37,342	663,941
John Bean Technologies Corp.	13,192	1,481,594
Johnson Controls International plc	284,101	15,315,885
Kadant, Inc.	4,726	963,395
Kaman Corp.	10,950	337,041
Kennametal, Inc.	33,677	904,227
Kratos Defense & Security Solutions, Inc. *	51,756	744,769
KULR Technology Group, Inc. *	32,998	48,837
L.B. Foster Co., Class A *	5,290	77,340
L3Harris Technologies, Inc.	78,788	18,906,756
Lennox International, Inc.	13,385	3,206,109
Lightning eMotors, Inc. *(a)	12,049	42,774
Limbach Holdings, Inc. *	5,228	27,970
Lincoln Electric Holdings, Inc.	23,668	3,347,602
Lindsay Corp.	4,639	714,220
Lockheed Martin Corp.	96,751	40,036,531
LSI Industries, Inc.	8,731	52,823
Luxfer Holdings plc	12,212	199,544
Manitex International, Inc. *	9,465	59,156
Markforged Holding Corp. *	26,794	58,679
Masco Corp.	96,426	5,340,072
Masonite International Corp. *	9,341	850,311
MasTec, Inc. *	23,609	1,863,458
Matrix Service Co. *	10,847	60,092
Maxar Technologies, Inc.	29,232	803,295
Mayville Engineering Co., Inc. *	3,327	23,755
McGrath RentCorp	9,861	831,874
MDU Resources Group, Inc.	83,182	2,376,510
Mercury Systems, Inc. *	23,829	1,406,149
Meritor, Inc. *	28,839	1,050,316
Microvast Holdings, Inc. *	98,912	262,117
Miller Industries, Inc.	5,104	122,649
Momentus, Inc. *	21,399	37,662
Moog, Inc., Class A	11,760	1,007,126
MRC Global, Inc. *	25,695	298,576
MSC Industrial Direct Co., Inc., Class A	19,028	1,572,854
Mueller Industries, Inc.	22,783	1,533,979
Mueller Water Products, Inc., Class A	61,271	797,748
MYR Group, Inc. *	6,883	655,468
SECURITY	NUMBER OF SHARES	VALUE ($)
National Presto Industries, Inc.	2,215	157,708
Nikola Corp. *(a)	90,022	559,937
NN, Inc. *	15,065	43,689
Nordson Corp.	22,022	5,086,862
Northrop Grumman Corp.	59,741	28,609,965
Northwest Pipe Co. *	4,286	134,366
NOW, Inc. *	46,130	510,198
NuScale Power Corp. *(a)	7,866	112,798
Nuvve Holding Corp. *(a)	5,571	19,554
NV5 Global, Inc. *	4,845	656,982
nVent Electric plc	68,891	2,432,541
Omega Flex, Inc.	1,422	163,516
Orbital Energy Group, Inc. *	25,895	16,653
Orion Energy Systems, Inc. *	16,987	36,012
Orion Group Holdings, Inc. *	16,674	44,686
Oshkosh Corp.	26,910	2,316,951
Otis Worldwide Corp.	172,673	13,497,848
Owens Corning	39,338	3,648,206
PACCAR, Inc.	141,940	12,990,349
Park Aerospace Corp.	8,310	101,382
Parker-Hannifin Corp.	52,228	15,098,593
Park-Ohio Holdings Corp.	3,931	69,775
Parsons Corp. *	11,108	480,199
Pentair plc	67,034	3,277,292
Perma-Pipe International Holdings, Inc. *	3,363	31,141
PGT Innovations, Inc. *	23,218	508,474
Plug Power, Inc. *	212,090	4,526,001
Powell Industries, Inc.	4,706	112,756
Preformed Line Products Co.	1,000	59,800
Primoris Services Corp.	21,965	513,102
Proterra, Inc. *	75,070	404,627
Proto Labs, Inc. *	11,556	564,973
Quanex Building Products Corp.	13,404	329,872
Quanta Services, Inc.	58,732	8,147,890
Raytheon Technologies Corp.	607,013	56,579,682
RBC Bearings, Inc. *	11,828	2,791,408
Redwire Corp. *	10,290	33,957
Regal Rexnord Corp.	27,567	3,702,248
Resideo Technologies, Inc. *	60,154	1,354,067
REV Group, Inc.	13,601	158,316
Rocket Lab USA, Inc. *	62,069	289,862
Rockwell Automation, Inc.	47,695	12,175,580
Rush Enterprises, Inc., Class A	16,736	806,508
Rush Enterprises, Inc., Class B	3,737	202,732
Sarcos Technology and Robotics Corp. *(a)	22,544	75,522
Sensata Technologies Holding plc	64,809	2,882,056
SES AI Corp. *(a)	41,213	189,992
Shoals Technologies Group, Inc., Class A *	45,968	1,086,224
Simpson Manufacturing Co., Inc.	17,367	1,793,664
SiteOne Landscape Supply, Inc. *	18,549	2,584,432
Snap-on, Inc.	21,775	4,878,689
Spirit AeroSystems Holdings, Inc., Class A	43,131	1,415,559
SPX Corp. *	19,642	1,161,431
Standex International Corp.	4,978	483,264
Stanley Black & Decker, Inc.	61,799	6,014,897
Stem, Inc. *	56,536	640,553
Sterling Infrastructure, Inc. *	11,440	294,122
Sunrun, Inc. *	86,167	2,816,799
Tecnoglass, Inc.	9,485	212,559
Tennant Co.	7,658	513,316
Terex Corp.	28,047	939,855
Terran Orbital Corp. *	23,493	99,610
Textron, Inc.	87,210	5,724,464
The AZEK Co., Inc. *	45,856	948,302
The Boeing Co. *	227,200	36,195,232

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
The Eastern Co.	3,338	68,763
The Gorman-Rupp Co.	9,748	299,264
The Greenbrier Cos., Inc.	13,430	427,343
The LS Starrett Co., Class A *	2,865	20,026
The Manitowoc Co., Inc. *	15,925	182,023
The Middleby Corp. *	22,393	3,240,043
The Shyft Group, Inc.	13,268	344,172
The Timken Co.	27,449	1,794,616
The Toro Co.	42,703	3,672,031
Thermon Group Holdings, Inc. *	14,491	225,625
Titan International, Inc. *	20,997	351,910
Titan Machinery, Inc. *	7,620	214,351
TPI Composites, Inc. *	16,645	274,143
Trane Technologies plc	95,286	14,006,089
Transcat, Inc. *	2,965	184,779
TransDigm Group, Inc. *	21,223	13,207,922
Trex Co., Inc. *	46,082	2,973,211
Trinity Industries, Inc.	28,890	749,696
Triton International Ltd.	26,779	1,715,998
Triumph Group, Inc. *	27,104	421,196
Tutor Perini Corp. *	16,006	145,334
Twin Disc, Inc. *	5,599	49,495
UFP Industries, Inc.	25,841	2,382,799
Ultralife Corp. *	6,691	29,976
United Rentals, Inc. *	29,141	9,402,926
Univar Solutions, Inc. *	68,141	1,842,533
Urban-Gro, Inc. *	4,382	28,834
V2X, Inc. *	4,452	147,984
Valmont Industries, Inc.	8,650	2,348,302
Velo3D, Inc. *(a)	23,266	74,684
Veritiv Corp. *	5,693	706,046
Vertiv Holdings Co.	125,128	1,428,962
Vicor Corp. *	8,547	623,589
View, Inc. *(a)	23,483	51,897
Virgin Galactic Holdings, Inc. *(a)	70,886	527,392
W.W. Grainger, Inc.	17,461	9,490,577
Wabash National Corp.	19,725	356,234
Watsco, Inc.	13,547	3,711,201
Watts Water Technologies, Inc., Class A	11,119	1,535,867
WESCO International, Inc. *	17,995	2,300,481
Westinghouse Air Brake Technologies Corp.	74,702	6,982,396
Willis Lease Finance Corp. *	1,955	76,304
WillScot Mobile Mini Holdings Corp. *	90,397	3,490,228
Woodward, Inc.	24,681	2,584,101
Xos, Inc. *(a)	22,000	39,380
Xylem, Inc.	73,615	6,774,788
Zurn Water Solutions Corp.	51,486	1,490,520
		992,112,383

Commercial & Professional Services 1.2%
ABM Industries, Inc.	27,133	1,216,644
ACCO Brands Corp.	38,516	276,160
Acme United Corp.	1,454	41,875
ACV Auctions, Inc., Class A *	51,128	377,836
Alight, Inc., Class A *	105,244	793,540
Aqua Metals, Inc. *	23,651	20,411
ARC Document Solutions, Inc.	19,042	53,508
Aris Water Solution, Inc., Class A	7,500	158,775
ASGN, Inc. *	20,796	2,157,793
Atlas Technical Consultants, Inc. *	9,570	67,181
Aurora Innovation, Inc. *	131,512	334,040
Barrett Business Services, Inc.	3,084	251,624
BGSF, Inc.	5,301	68,966
BlackSky Technology, Inc. *	21,423	51,201
Booz Allen Hamilton Holding Corp.	54,362	5,217,665
SECURITY	NUMBER OF SHARES	VALUE ($)
Brady Corp., Class A	19,596	937,669
BrightView Holdings, Inc. *	18,757	246,467
CACI International, Inc., Class A *	9,572	2,893,520
Casella Waste Systems, Inc., Class A *	20,731	1,678,174
CBIZ, Inc. *	21,051	960,347
CECO Environmental Corp. *	14,190	109,972
Cimpress plc *	8,208	329,879
Cintas Corp.	35,369	15,049,156
Clarivate plc *	159,504	2,311,213
Clean Harbors, Inc. *	20,300	1,981,077
Copart, Inc. *	86,808	11,120,105
CoreCivic, Inc. *	49,662	534,860
CoStar Group, Inc. *	161,814	11,746,078
CRA International, Inc.	2,770	274,258
Deluxe Corp.	16,881	424,388
DLH Holdings Corp. *	3,968	70,432
Driven Brands Holdings, Inc. *	23,641	718,214
Dun & Bradstreet Holdings, Inc. *	63,535	1,001,312
Ennis, Inc.	10,401	227,262
Equifax, Inc.	49,878	10,420,013
Exponent, Inc.	21,380	2,148,476
First Advantage Corp. *	15,762	221,141
Forrester Research, Inc. *	4,414	205,207
Franklin Covey Co. *	5,568	291,373
FTI Consulting, Inc. *	14,172	2,317,972
Harsco Corp. *	34,248	164,733
Healthcare Services Group, Inc.	30,803	441,715
Heidrick & Struggles International, Inc.	7,278	226,637
Heritage-Crystal Clean, Inc. *	7,053	236,699
Hill International, Inc. *	27,687	48,175
HireQuest, Inc.	3,059	45,732
HireRight Holdings Corp. *	8,556	127,142
HNI Corp.	17,833	629,862
Hudson Global, Inc. *	1,522	42,905
Huron Consulting Group, Inc. *	8,754	587,393
IAA, Inc. *	54,423	2,053,380
ICF International, Inc.	6,901	651,109
Insperity, Inc.	14,419	1,582,341
Interface, Inc.	23,118	334,980
Jacobs Engineering Group, Inc.	52,431	7,198,776
KAR Auction Services, Inc. *	49,612	848,365
KBR, Inc.	56,808	3,023,890
Kelly Services, Inc., Class A	14,539	315,206
Kforce, Inc.	8,111	534,109
Kimball International, Inc., Class B	17,567	143,874
Korn Ferry	21,951	1,438,010
LegalZoom.com, Inc. *(a)	7,386	77,405
Leidos Holdings, Inc.	55,940	5,985,580
ManpowerGroup, Inc.	21,509	1,686,521
ManTech International Corp., Class A	11,118	1,065,327
Matthews International Corp., Class A	12,972	362,567
MillerKnoll, Inc.	32,187	969,151
Mistras Group, Inc. *	7,028	43,363
Montrose Environmental Group, Inc. *	12,112	485,933
MSA Safety, Inc.	15,059	1,932,672
Nielsen Holdings plc	145,972	3,496,029
Odyssey Marine Exploration, Inc. *	9,740	29,707
Performant Financial Corp. *	24,843	64,343
Perma-Fix Environmental Services, Inc. *	10,441	55,024
Pitney Bowes, Inc.	64,043	209,421
Planet Labs PBC *	77,306	412,041
Quad Graphics, Inc. *	18,674	59,383
Quest Resource Holding Corp. *	7,972	33,482

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
RCM Technologies, Inc. *	3,160	56,311
Red Violet, Inc. *	5,306	125,222
Republic Services, Inc.	85,009	11,787,348
Resources Connection, Inc.	13,566	291,126
Robert Half International, Inc.	45,301	3,585,121
Rollins, Inc.	92,728	3,576,519
Science Applications International Corp.	22,679	2,196,915
Skillsoft Corp. *	35,359	135,779
SP Plus Corp. *	10,202	349,520
Spire Global, Inc. *	38,120	57,180
Steelcase, Inc., Class A	36,886	410,541
Stericycle, Inc. *	37,932	1,777,873
Sterling Check Corp. *	5,532	108,704
Team, Inc. *	22,840	18,905
Tetra Tech, Inc.	21,787	3,339,293
The Brink's Co.	19,014	1,082,657
The GEO Group, Inc. *	52,634	345,279
TransUnion	78,681	6,233,896
TriNet Group, Inc. *	15,686	1,294,095
TrueBlue, Inc. *	14,017	303,328
UniFirst Corp.	6,161	1,206,878
Upwork, Inc. *	50,122	930,264
Verisk Analytics, Inc.	64,380	12,248,295
Viad Corp. *	8,115	274,044
VSE Corp.	4,945	207,443
Waste Management, Inc.	155,726	25,626,271
Willdan Group, Inc. *	5,928	161,301
		194,678,874

Consumer Durables & Apparel 1.2%
Acushnet Holdings Corp.	13,529	659,268
Allbirds, Inc., Class A *	39,597	203,529
American Outdoor Brands, Inc. *	6,310	49,849
AMMO, Inc. *	41,078	200,461
Aterian, Inc. *	25,581	58,325
Bassett Furniture Industries, Inc.	4,101	94,118
Beazer Homes USA, Inc. *	12,137	179,021
Brunswick Corp.	31,105	2,492,133
Callaway Golf Co. *	47,500	1,090,125
Capri Holdings Ltd. *	60,516	2,945,919
Carter's, Inc.	16,340	1,331,383
Cavco Industries, Inc. *	3,514	905,874
Century Communities, Inc.	11,888	608,309
Clarus Corp.	9,942	205,004
Columbia Sportswear Co.	13,746	1,017,341
Cricut, Inc., Class A *(a)	18,379	123,874
Crocs, Inc. *	25,300	1,812,492
Culp, Inc.	8,788	44,116
D.R. Horton, Inc.	130,587	10,189,704
Deckers Outdoor Corp. *	11,047	3,460,031
Delta Apparel, Inc. *	1,907	44,605
Dream Finders Homes, Inc., Class A *	7,252	94,276
Escalade, Inc.	3,803	47,956
Ethan Allen Interiors, Inc.	9,223	212,037
Flexsteel Industries, Inc.	2,656	48,499
Fossil Group, Inc. *	19,967	120,401
Garmin Ltd.	62,410	6,092,464
G-III Apparel Group Ltd. *	17,626	389,358
GoPro, Inc., Class A *	54,737	348,127
Green Brick Partners, Inc. *	18,799	503,813
Hamilton Beach Brands Holding Co., Class A	4,511	53,410
Hanesbrands, Inc.	140,606	1,571,975
Hasbro, Inc.	53,608	4,220,022
Helen of Troy Ltd. *	9,707	1,298,699
Hooker Furnishings Corp.	5,571	92,144
SECURITY	NUMBER OF SHARES	VALUE ($)
Hovnanian Enterprises, Inc., Class A *	2,021	98,039
Installed Building Products, Inc.	9,298	943,003
iRobot Corp. *	10,794	496,632
JAKKS Pacific, Inc. *	3,907	87,478
Johnson Outdoors, Inc., Class A	2,893	194,728
KB Home	35,584	1,161,462
Kontoor Brands, Inc.	19,047	695,215
Lakeland Industries, Inc. *	3,608	57,872
Landsea Homes Corp. *	6,542	48,149
Latham Group, Inc. *	12,426	68,219
La-Z-Boy, Inc.	16,981	473,260
Legacy Housing Corp. *	5,786	78,574
Leggett & Platt, Inc.	54,279	2,151,620
Lennar Corp., Class A	110,475	9,390,375
Levi Strauss & Co., Class A	40,543	767,074
LGI Homes, Inc. *	8,810	993,768
Lifetime Brands, Inc.	5,690	61,224
Live Ventures, Inc. *	537	18,725
Lululemon Athletica, Inc. *	47,580	14,774,066
M.D.C. Holdings, Inc.	22,339	809,789
M/I Homes, Inc. *	11,544	531,139
Malibu Boats, Inc., Class A *	8,904	556,055
Marine Products Corp.	5,165	56,092
MasterCraft Boat Holdings, Inc. *	6,845	162,158
Mattel, Inc. *	143,795	3,336,044
Meritage Homes Corp. *	14,848	1,311,078
Mohawk Industries, Inc. *	20,971	2,694,354
Movado Group, Inc.	6,936	235,685
Nautilus, Inc. *	11,457	19,935
Newell Brands, Inc.	149,844	3,028,347
NIKE, Inc., Class B	517,784	59,503,737
NVR, Inc. *	1,255	5,513,340
Oxford Industries, Inc.	6,214	592,816
Peloton Interactive, Inc., Class A *	125,763	1,193,491
PLBY Group, Inc. *	8,521	54,705
Polaris, Inc.	22,833	2,677,854
PulteGroup, Inc.	96,653	4,216,004
Purple Innovation, Inc. *(a)	34,809	121,483
PVH Corp.	27,331	1,692,335
Ralph Lauren Corp.	19,017	1,875,647
Rocky Brands, Inc.	2,880	94,694
Skechers U.S.A., Inc., Class A *	55,479	2,105,983
Skyline Champion Corp. *	21,373	1,352,911
Smith & Wesson Brands, Inc.	17,932	260,911
Snap One Holdings Corp. *	5,366	65,251
Solo Brands, Inc., Class A *(a)	6,658	33,223
Sonos, Inc. *	51,400	1,136,454
Steven Madden Ltd.	30,371	962,761
Sturm, Ruger & Co., Inc.	7,246	479,178
Superior Group of Cos., Inc.	5,398	99,647
Tapestry, Inc.	103,219	3,471,255
Taylor Morrison Home Corp. *	48,897	1,403,344
Tempur Sealy International, Inc.	71,463	1,963,803
The Lovesac Co. *	5,293	164,930
Toll Brothers, Inc.	44,872	2,206,805
TopBuild Corp. *	13,395	2,835,989
Traeger, Inc. *	8,943	27,455
Tri Pointe Homes, Inc. *	43,642	808,250
Tupperware Brands Corp. *	19,332	144,217
Under Armour, Inc., Class A *	75,176	696,130
Under Armour, Inc., Class C *	81,326	671,753
Unifi, Inc. *	5,875	80,076
Universal Electronics, Inc. *	5,590	155,122
Vera Bradley, Inc. *	11,087	46,455
VF Corp.	131,448	5,873,097
Vista Outdoor, Inc. *	22,310	671,531
Vizio Holding Corp., Class A *	14,076	128,936
VOXX International Corp. *	5,522	52,238

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vuzix Corp. *	26,677	217,951
Weber, Inc., Class A (a)	6,753	43,017
Whirlpool Corp.	22,872	3,953,883
Wolverine World Wide, Inc.	33,972	763,351
YETI Holdings, Inc. *	34,990	1,776,442
		200,297,276

Consumer Services 2.1%
2U, Inc. *	30,895	302,462
Accel Entertainment, Inc. *	23,774	286,714
ADT, Inc.	95,057	693,916
Adtalem Global Education, Inc. *	18,735	751,274
Airbnb, Inc., Class A *	155,832	17,294,235
American Public Education, Inc. *	7,053	110,803
Aramark	104,058	3,475,537
Bally's Corp. *	11,844	260,213
BBQ Holdings, Inc. *	3,893	46,716
Biglari Holdings, Inc., Class B *	514	61,788
BJ's Restaurants, Inc. *	10,764	252,631
Bloomin' Brands, Inc.	32,233	657,231
Bluegreen Vacations Holding Corp.	5,069	133,213
Booking Holdings, Inc. *	16,602	32,136,325
Bowlero Corp. *(a)	17,646	201,870
Boyd Gaming Corp.	32,911	1,826,890
Bright Horizons Family Solutions, Inc. *	24,237	2,270,280
Brinker International, Inc. *	17,379	482,267
Caesars Entertainment, Inc. *	88,306	4,034,701
Carnival Corp. *	397,323	3,599,746
Carriage Services, Inc.	5,752	208,683
Carrols Restaurant Group, Inc.	33,866	84,326
Century Casinos, Inc. *	13,792	116,267
Chegg, Inc. *	51,039	1,087,131
Chipotle Mexican Grill, Inc. *	11,428	17,875,906
Choice Hotels International, Inc.	13,233	1,599,473
Churchill Downs, Inc.	13,993	2,935,731
Chuy's Holdings, Inc. *	8,193	182,130
Coursera, Inc. *	35,520	493,373
Cracker Barrel Old Country Store, Inc.	9,479	901,169
Darden Restaurants, Inc.	50,885	6,334,674
Dave & Buster's Entertainment, Inc. *	15,091	563,800
Denny's Corp. *	27,041	262,568
Dine Brands Global, Inc.	7,293	520,064
Domino’s Pizza, Inc.	14,680	5,756,175
DraftKings, Inc., Class A *	146,843	2,016,154
Drive Shack, Inc. *	31,442	42,761
Duolingo, Inc. *	8,356	766,663
Dutch Bros, Inc., Class A *(a)	11,434	428,661
El Pollo Loco Holdings, Inc. *	9,086	88,316
European Wax Center, Inc., Class A	6,115	127,926
Everi Holdings, Inc. *	36,286	697,054
Expedia Group, Inc. *	62,235	6,600,022
F45 Training Holdings, Inc. *	8,104	15,965
Fiesta Restaurant Group, Inc. *	9,485	77,872
First Watch Restaurant Group, Inc. *	4,397	73,078
Frontdoor, Inc. *	33,738	903,166
Full House Resorts, Inc. *	15,255	94,734
GAN Ltd. *	15,594	56,762
Golden Entertainment, Inc. *	8,135	356,882
Graham Holdings Co., Class B	1,610	957,129
Grand Canyon Education, Inc. *	13,228	1,270,814
H&R Block, Inc.	64,287	2,568,909
Hilton Grand Vacations, Inc. *	36,797	1,500,214
Hilton Worldwide Holdings, Inc.	113,797	14,573,982
Hyatt Hotels Corp., Class A *	20,908	1,730,137
Inspired Entertainment, Inc. *	10,938	113,099
Jack in the Box, Inc.	8,327	575,729
SECURITY	NUMBER OF SHARES	VALUE ($)
Krispy Kreme, Inc.	11,318	161,621
Kura Sushi USA, Inc., Class A *	1,489	125,731
Las Vegas Sands Corp. *	139,864	5,271,474
Laureate Education, Inc.	57,871	685,193
Life Time Group Holdings, Inc. *	14,741	213,745
Lincoln Educational Services Corp. *	10,639	77,026
Lindblad Expeditions Holdings, Inc. *	13,166	104,011
Lottery.com, Inc. *	13,000	3,835
Marriott International, Inc., Class A	111,977	17,784,187
Marriott Vacations Worldwide Corp.	17,036	2,332,569
McDonald’s Corp.	301,908	79,513,510
Membership Collective Group, Inc., Class A *	11,814	79,745
MGM Resorts International	143,380	4,692,827
Mister Car Wash, Inc. *	14,706	170,590
Monarch Casino & Resort, Inc. *	5,326	341,663
Nathan's Famous, Inc.	1,549	85,180
Nerdy, Inc. *	26,826	70,016
Noodles & Co. *	16,309	84,970
Norwegian Cruise Line Holdings Ltd. *	172,217	2,092,437
OneSpaWorld Holdings Ltd. *	25,869	186,515
Papa John's International, Inc.	12,921	1,238,995
Penn National Gaming, Inc. *	66,471	2,296,573
Perdoceo Education Corp. *	30,133	412,822
Planet Fitness, Inc., Class A *	34,852	2,746,686
Playa Hotels & Resorts N.V. *	53,100	364,266
PlayAGS, Inc. *	10,629	50,381
Portillo's, Inc., Class A *(a)	10,006	228,437
Potbelly Corp. *	7,813	39,612
PowerSchool Holdings, Inc., Class A *	18,057	260,201
RCI Hospitality Holdings, Inc.	3,268	186,145
Red Robin Gourmet Burgers, Inc. *	6,715	58,689
Red Rock Resorts, Inc., Class A	22,018	865,968
Rover Group, Inc. *	28,892	126,258
Royal Caribbean Cruises Ltd. *	91,365	3,536,739
Rush Street Interactive, Inc. *	20,546	113,825
Ruth's Hospitality Group, Inc.	11,936	209,477
Scientific Games Corp., Class A *	38,874	1,980,242
SeaWorld Entertainment, Inc. *	19,137	913,409
Service Corp. International	64,385	4,794,107
Shake Shack, Inc., Class A *	16,178	832,520
Six Flags Entertainment Corp. *	30,964	701,954
Sonder Holdings, Inc. *(a)	52,572	81,487
Starbucks Corp.	468,066	39,682,635
StoneMor, Inc. *	9,993	33,876
Strategic Education, Inc.	9,128	655,664
Stride, Inc. *	17,911	800,263
Sweetgreen, Inc., Class A *	5,416	85,085
Target Hospitality Corp. *	11,875	163,281
Terminix Global Holdings, Inc. *	49,295	2,203,486
Texas Roadhouse, Inc.	27,837	2,427,943
The Beachbody Co., Inc. *(a)	37,405	44,886
The Cheesecake Factory, Inc.	20,167	589,481
The ONE Group Hospitality, Inc. *	8,160	68,462
The Wendy's Co.	69,184	1,454,940
Travel & Leisure Co.	34,458	1,485,484
Udemy, Inc. *	5,819	69,537
Universal Technical Institute, Inc. *	13,710	110,228
Vacasa, Inc., Class A *	39,127	102,121
Vail Resorts, Inc.	16,758	3,973,825
Vivint Smart Home, Inc. *	14,807	70,777
Wingstop, Inc.	12,487	1,575,610
WW International, Inc. *	20,206	134,168
Wyndham Hotels & Resorts, Inc.	37,657	2,613,772
Wynn Resorts Ltd. *	42,947	2,726,276
Xponential Fitness, Inc., Class A *	4,864	72,182

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
XpresSpa Group, Inc. *	36,286	29,392
Yum! Brands, Inc.	116,557	14,282,895
		355,008,218

Diversified Financials 5.2%
Acacia Research Corp. *	18,555	93,517
ACRES Commercial Realty Corp. *	3,144	26,127
AFC Gamma, Inc.	5,156	84,558
Affiliated Managers Group, Inc.	15,685	1,982,270
AG Mortgage Investment Trust, Inc. (a)	10,503	86,440
AGNC Investment Corp.	214,927	2,710,229
Alerus Financial Corp.	6,417	158,115
Ally Financial, Inc.	130,750	4,323,902
A-Mark Precious Metals, Inc.	6,428	194,768
American Express Co.	248,877	38,332,036
Ameriprise Financial, Inc.	44,747	12,078,110
Angel Oak Mortgage, Inc.	4,207	59,529
Annaly Capital Management, Inc.	633,365	4,357,551
Apollo Commercial Real Estate Finance, Inc.	52,949	676,688
Apollo Global Management, Inc.	151,690	8,661,499
Arbor Realty Trust, Inc.	66,516	1,105,496
Ares Commercial Real Estate Corp.	18,758	256,985
Ares Management Corp., Class A	69,718	4,995,295
ARMOUR Residential REIT, Inc.	48,493	381,640
Artisan Partners Asset Management, Inc., Class A	27,121	1,078,331
Assetmark Financial Holdings, Inc. *	8,185	155,433
Associated Capital Group, Inc., Class A	1,818	74,356
Atlanticus Holdings Corp. *	2,144	82,844
B. Riley Financial, Inc.	6,796	350,266
Bakkt Holdings, Inc. *(a)	25,312	71,127
Berkshire Hathaway, Inc., Class B *	738,356	221,949,814
BGC Partners, Inc., Class A	152,484	556,567
BlackRock, Inc.	58,178	38,931,554
Blackstone Mortgage Trust, Inc., Class A	69,514	2,152,849
Blackstone, Inc.	286,158	29,208,147
Blucora, Inc. *	19,812	396,240
Blue Owl Capital, Inc.	143,933	1,642,276
Bread Financial Holdings, Inc.	20,614	816,521
Bridge Investment Group Holdings, Inc., Class A	9,932	169,142
Brightsphere Investment Group, Inc.	14,000	264,740
BrightSpire Capital, Inc.	37,342	330,103
Broadmark Realty Capital, Inc.	53,330	404,775
Cannae Holdings, Inc. *	33,716	711,745
Capital One Financial Corp.	160,121	17,586,089
Cboe Global Markets, Inc.	43,420	5,357,160
Cherry Hill Mortgage Investment Corp.	7,830	55,671
Chicago Atlantic Real Estate Finance, Inc.	2,817	40,058
Chimera Investment Corp.	93,681	980,840
CME Group, Inc.	146,848	29,293,239
Cohen & Steers, Inc.	10,903	803,442
Coinbase Global, Inc., Class A *(a)	13,459	847,379
Consumer Portfolio Services, Inc. *	5,099	65,369
Cowen, Inc., Class A	11,322	397,063
Credit Acceptance Corp. *(a)	3,034	1,747,311
Curo Group Holdings Corp.	9,738	69,724
Diamond Hill Investment Group, Inc.	1,364	260,756
Discover Financial Services	114,547	11,569,247
Donnelley Financial Solutions, Inc. *	11,445	389,016
Dynex Capital, Inc.	14,856	249,581
SECURITY	NUMBER OF SHARES	VALUE ($)
Elevate Credit, Inc. *	18,040	41,492
Ellington Financial, Inc.	21,063	338,061
Ellington Residential Mortgage REIT	10,721	91,128
Encore Capital Group, Inc. *	9,929	719,157
Enova International, Inc. *	13,316	459,535
Equitable Holdings, Inc.	143,706	4,085,562
Evercore, Inc., Class A	16,594	1,658,902
EZCORP, Inc., Class A *	20,871	167,803
FactSet Research Systems, Inc.	15,455	6,640,704
Federated Hermes, Inc.	38,141	1,300,989
FirstCash Holdings, Inc.	16,924	1,239,852
Focus Financial Partners, Inc., Class A *	22,327	902,681
Forge Global Holdings, Inc. *(a)	41,278	220,424
Franklin BSP Realty Trust, Inc.	34,676	532,277
Franklin Resources, Inc.	114,786	3,150,876
GCM Grosvenor, Inc., Class A	13,053	103,249
Granite Point Mortgage Trust, Inc.	21,343	226,449
Great Ajax Corp.	9,397	103,555
Green Dot Corp., Class A *	22,449	630,817
Greenhill & Co., Inc.	6,539	56,889
Hamilton Lane, Inc., Class A	14,301	1,080,727
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	35,421	1,278,344
Houlihan Lokey, Inc.	20,612	1,742,951
Interactive Brokers Group, Inc., Class A	35,947	2,109,729
Intercontinental Exchange, Inc.	227,903	23,243,827
Invesco Ltd.	138,219	2,452,005
Invesco Mortgage Capital, Inc.	14,390	254,703
Jackson Financial, Inc., Class A	34,318	944,088
Janus Henderson Group plc	69,033	1,778,980
Jefferies Financial Group, Inc.	77,542	2,525,543
Katapult Holdings, Inc. *	22,914	29,788
KKR & Co., Inc.	242,116	13,427,753
KKR Real Estate Finance Trust, Inc.	21,580	420,594
Ladder Capital Corp. REIT	45,751	543,522
Lazard Ltd., Class A (a)	46,094	1,736,361
LendingClub Corp. *	41,850	579,622
LendingTree, Inc. *	4,731	215,639
LPL Financial Holdings, Inc.	32,693	6,862,915
Lument Finance Trust, Inc.	24,035	64,414
Manning & Napier, Inc.	6,198	78,777
MarketAxess Holdings, Inc.	15,376	4,163,513
MarketWise, Inc. *	11,705	33,359
Medallion Financial Corp.	10,486	71,357
MFA Financial, Inc.	38,698	501,526
Moelis & Co., Class A	26,577	1,237,957
Moneylion, Inc. *	35,694	56,040
Moody's Corp.	65,557	20,339,059
Morgan Stanley	571,134	48,146,596
Morningstar, Inc.	9,714	2,480,470
MSCI, Inc.	33,069	15,917,432
Nasdaq, Inc.	46,983	8,499,225
Navient Corp.	59,914	986,784
Nelnet, Inc., Class A	7,989	759,674
New Residential Investment Corp.	185,945	2,028,660
New York Mortgage Trust, Inc.	148,104	465,047
Nexpoint Real Estate Finance, Inc.	5,681	119,869
Nicholas Financial, Inc. *	6,032	59,355
Northern Trust Corp.	85,447	8,525,902
OneMain Holdings, Inc.	42,765	1,590,858
Open Lending Corp., Class A *	41,232	427,163
Oportun Financial Corp. *	13,044	119,744
Oppenheimer Holdings, Inc., Class A	3,500	117,565
OppFi, Inc. *(a)	7,166	21,928
Orchid Island Capital, Inc. (a)	69,364	223,352
P10, Inc., Class A	14,773	174,765

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PennyMac Mortgage Investment Trust	37,370	574,003
Perella Weinberg Partners	14,490	102,154
Piper Sandler Cos.	5,867	740,415
PJT Partners, Inc., Class A	10,087	721,019
PRA Group, Inc. *	17,114	681,822
PROG Holdings, Inc. *	22,263	410,084
Pzena Investment Management, Inc., Class A	8,825	83,220
Raymond James Financial, Inc.	79,118	7,790,749
Ready Capital Corp.	28,692	399,106
Redwood Trust, Inc.	48,185	417,282
Regional Management Corp.	3,411	139,851
S&P Global, Inc.	141,607	53,375,926
Sachem Capital Corp.	16,351	78,321
Sculptor Capital Management, Inc.	7,668	75,223
SEI Investments Co.	42,718	2,364,868
Seven Hills Realty Trust	7,294	78,994
Silvercrest Asset Management Group, Inc., Class A	3,213	57,191
SLM Corp.	108,751	1,696,516
SoFi Technologies, Inc. *(a)	298,928	1,886,236
Starwood Property Trust, Inc.	123,198	2,909,937
State Street Corp.	150,040	10,658,842
StepStone Group, Inc., Class A	20,302	540,845
Stifel Financial Corp.	43,694	2,613,338
StoneX Group, Inc. *	6,843	596,231
Sunlight Financial Holdings, Inc. *	16,772	63,734
SWK Holdings Corp. *	1,451	26,220
Synchrony Financial	205,467	6,879,035
T. Rowe Price Group, Inc.	92,962	11,478,018
The Bank of New York Mellon Corp.	303,343	13,183,287
The Carlyle Group, Inc.	57,928	2,253,978
The Charles Schwab Corp. (c)	613,987	42,395,802
The Goldman Sachs Group, Inc.	139,961	46,661,598
TPG RE Finance Trust, Inc.	22,683	246,111
TPG, Inc.	14,394	410,517
Tradeweb Markets, Inc., Class A	43,815	3,089,834
Two Harbors Investment Corp.	141,244	759,893
U.S. Global Investors, Inc., Class A	6,234	26,120
Upstart Holdings, Inc. *(a)	20,726	504,264
Victory Capital Holdings, Inc., Class A	9,585	265,217
Virtu Financial, Inc., Class A	32,844	766,250
Virtus Investment Partners, Inc.	2,899	598,122
Voya Financial, Inc.	41,561	2,500,310
Western Asset Mortgage Capital Corp.	2,307	29,414
Westwood Holdings Group, Inc.	2,653	34,409
WisdomTree Investments, Inc.	44,670	232,284
World Acceptance Corp. *	1,763	195,296
		872,323,300

Energy 4.4%
Adams Resources & Energy, Inc.	1,489	50,626
Aemetis, Inc. *	14,199	104,363
Alto Ingredients, Inc. *	33,727	145,026
American Resources Corp. *(a)	17,208	38,202
Amplify Energy Corp. *	12,002	82,214
Antero Midstream Corp.	134,625	1,354,328
Antero Resources Corp. *	115,379	4,573,624
APA Corp.	136,935	5,089,874
Arch Resources, Inc.	6,166	796,277
Archaea Energy, Inc. *	22,611	370,368
Archrock, Inc.	54,444	459,507
Baker Hughes Co.	381,053	9,789,252
Berry Corp.	27,783	237,267
Brigham Minerals, Inc., Class A	21,389	567,878
Bristow Group, Inc. *	9,727	250,957
SECURITY	NUMBER OF SHARES	VALUE ($)
Cactus, Inc., Class A	24,986	1,039,168
California Resources Corp.	31,529	1,414,391
Callon Petroleum Co. *	19,329	889,907
Camber Energy, Inc. *	150,141	59,156
Centennial Resource Development, Inc., Class A *	76,118	506,946
Centrus Energy Corp., Class A *	4,789	158,755
ChampionX Corp.	83,380	1,741,808
Cheniere Energy, Inc.	96,396	14,418,914
Chesapeake Energy Corp.	45,967	4,328,712
Chevron Corp.	801,699	131,302,262
Chord Energy Corp.	16,596	2,128,271
Civitas Resources, Inc.	29,898	1,762,786
Clean Energy Fuels Corp. *	70,975	459,918
CNX Resources Corp. *	80,619	1,392,290
Comstock Resources, Inc. *	38,951	620,489
ConocoPhillips	527,703	51,414,103
CONSOL Energy, Inc. *	13,038	799,490
Continental Resources, Inc.	23,522	1,620,431
Core Laboratories N.V.	19,266	364,898
Coterra Energy, Inc.	329,314	10,073,715
Crescent Energy, Inc., Class A	10,392	151,723
CVR Energy, Inc.	11,947	400,702
Delek US Holdings, Inc.	29,062	774,793
Denbury, Inc. *	20,566	1,478,901
Devon Energy Corp.	249,749	15,696,725
Diamond Offshore Drilling, Inc. *	35,935	242,561
Diamondback Energy, Inc.	68,179	8,728,276
DMC Global, Inc. *	7,222	164,373
Dorian LPG Ltd.	10,750	173,290
Dril-Quip, Inc. *	13,780	353,457
DTE Midstream LLC *	39,183	2,156,240
Earthstone Energy, Inc., Class A *(a)	20,516	291,122
Ecoark Holdings, Inc. *	10,671	25,184
Empire Petroleum Corp. *	3,665	40,315
Enviva, Inc.	11,624	809,379
EOG Resources, Inc.	239,443	26,630,850
Epsilon Energy Ltd.	12,479	79,741
EQT Corp.	121,187	5,335,864
Equitrans Midstream Corp.	169,405	1,329,829
Evolution Petroleum Corp.	11,036	74,493
Excelerate Energy, Inc., Class A *	7,154	158,390
Expro Group Holdings N.V. *	11,947	145,514
Exterran Corp. *	12,988	53,381
Exxon Mobil Corp.	1,718,613	166,585,158
Forum Energy Technologies, Inc. *	3,249	64,330
Geospace Technologies Corp. *	8,343	39,462
Gevo, Inc. *	76,813	225,830
Green Plains, Inc. *	22,147	797,735
Gulf Island Fabrication, Inc. *	6,007	20,244
Gulfport Energy Corp. *	4,920	452,837
Hallador Energy Co. *	10,747	71,897
Halliburton Co.	366,870	10,749,291
Helix Energy Solutions Group, Inc. *	60,683	245,159
Helmerich & Payne, Inc.	42,611	1,972,889
Hess Corp.	112,826	12,689,540
HF Sinclair Corp.	60,517	2,893,923
Houston American Energy Corp. *	4,107	18,112
Independence Contract Drilling, Inc. *(a)	7,301	25,773
International Seaways, Inc.	18,261	431,873
Kinder Morgan, Inc.	797,231	14,342,186
Kinetik Holdings, Inc.	7,736	314,700
KLX Energy Services Holdings, Inc. *	4,291	22,914
Kosmos Energy Ltd. *	187,969	1,191,723
Laredo Petroleum, Inc. *	6,173	547,360
Liberty Energy, Inc. *	44,955	638,361
Lightbridge Corp. *	5,562	39,323
Magnolia Oil & Gas Corp., Class A	61,302	1,479,217

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Marathon Oil Corp.	287,021	7,118,121
Marathon Petroleum Corp.	220,598	20,220,013
Matador Resources Co.	45,621	2,635,981
Murphy Oil Corp.	58,807	2,066,478
Nabors Industries Ltd. *	3,753	534,765
NACCO Industries, Inc., Class A	1,966	77,264
Natural Gas Services Group, Inc. *	4,213	42,341
New Fortress Energy, Inc.	17,197	842,137
Newpark Resources, Inc. *	39,958	140,652
NextDecade Corp. *	10,009	70,764
NexTier Oilfield Solutions, Inc. *	64,762	645,677
Nine Energy Service, Inc. *	5,821	15,950
Noble Corp. *	26,224	786,720
Northern Oil and Gas, Inc.	26,882	775,008
NOV, Inc.	161,475	3,005,050
Occidental Petroleum Corp.	363,288	23,886,186
Oceaneering International, Inc. *	41,714	443,003
Oil States International, Inc. *	23,526	119,983
ONEOK, Inc.	181,814	10,861,568
Overseas Shipholding Group, Inc., Class A *	35,882	83,964
Ovintiv, Inc.	105,324	5,381,003
Par Pacific Holdings, Inc. *	18,182	300,003
Patterson-UTI Energy, Inc.	88,058	1,457,360
PBF Energy, Inc., Class A *	38,827	1,294,880
PDC Energy, Inc.	38,997	2,561,713
Peabody Energy Corp. *	43,319	909,266
Phillips 66	196,854	17,520,006
PHX Minerals, Inc.	18,808	61,690
Pioneer Natural Resources Co.	91,765	21,743,717
ProFrac Holding Corp., Class A *	6,299	115,776
ProPetro Holding Corp. *	34,664	364,665
Range Resources Corp. *	105,298	3,482,205
Ranger Energy Services, Inc. *	5,075	46,639
Ranger Oil Corp., Class A	8,789	334,509
REX American Resources Corp. *	2,050	195,693
Riley Exploration Permian, Inc.	1,796	47,558
Ring Energy, Inc. *	39,328	110,512
RPC, Inc. *	30,163	246,130
SandRidge Energy, Inc. *	12,685	237,590
Schlumberger N.V.	575,750	21,320,022
SEACOR Marine Holdings, Inc. *	10,252	75,865
Select Energy Services, Inc., Class A *	29,810	222,681
SilverBow Resources, Inc. *	4,521	204,304
Sitio Royalties Corp.	4,344	128,191
SM Energy Co.	49,608	2,047,818
Smart Sand, Inc. *	17,439	42,202
Solaris Oilfield Infrastructure, Inc., Class A	12,245	135,797
Southwestern Energy Co. *	453,914	3,204,633
Talos Energy, Inc. *	17,511	331,833
Targa Resources Corp.	92,866	6,417,969
TechnipFMC plc *	175,596	1,420,572
Tellurian, Inc. *	191,077	710,806
TETRA Technologies, Inc. *	48,014	210,301
Texas Pacific Land Corp.	2,545	4,667,148
The Williams Cos., Inc.	496,900	16,939,321
Tidewater, Inc. *	17,695	389,821
Transocean Ltd. *	257,370	869,911
U.S. Well Services, Inc. *	28,896	28,006
Uranium Energy Corp. *	116,214	488,099
US Silica Holdings, Inc. *	30,626	423,558
VAALCO Energy, Inc.	20,055	118,926
Valaris Ltd. *	26,705	1,340,057
Valero Energy Corp.	166,796	18,475,993
Vertex Energy, Inc. *	19,460	264,267
W&T Offshore, Inc. *	35,738	177,618
SECURITY	NUMBER OF SHARES	VALUE ($)
Weatherford International plc *	26,737	618,427
World Fuel Services Corp.	25,958	719,556
		744,337,355

Food & Staples Retailing 1.4%
Albertsons Cos., Inc., Class A	43,127	1,157,960
BJ's Wholesale Club Holdings, Inc. *	54,961	3,720,860
Blue Apron Holdings, Inc., Class A *(a)	9,121	27,454
Casey's General Stores, Inc.	15,117	3,063,460
Costco Wholesale Corp.	180,809	97,871,912
Grocery Outlet Holding Corp. *	35,880	1,532,794
HF Foods Group, Inc. *	16,494	86,758
Ingles Markets, Inc., Class A	5,747	548,609
MedAvail Holdings, Inc. *	11,882	14,971
Natural Grocers by Vitamin Cottage, Inc.	4,452	73,814
Performance Food Group Co. *	62,928	3,128,151
PriceSmart, Inc.	10,189	676,346
Rite Aid Corp. *(a)	22,587	185,891
SpartanNash Co.	13,808	445,860
Sprouts Farmers Market, Inc. *	45,950	1,270,058
Sysco Corp.	207,728	17,636,107
The Andersons, Inc.	12,958	468,691
The Chefs' Warehouse, Inc. *	13,517	467,823
The Kroger Co.	267,755	12,434,542
U.S. Foods Holding Corp. *	91,074	2,868,831
United Natural Foods, Inc. *	24,168	1,027,382
Village Super Market, Inc., Class A	3,931	88,723
Walgreens Boots Alliance, Inc.	292,969	11,607,432
Walmart, Inc.	572,865	75,646,823
Weis Markets, Inc.	7,027	540,587
		236,591,839

Food, Beverage & Tobacco 3.2%
22nd Century Group, Inc. *	63,189	106,158
Alico, Inc.	2,213	80,642
Altria Group, Inc.	739,119	32,417,759
AppHarvest, Inc. *(a)	22,343	85,797
Archer-Daniels-Midland Co.	229,769	19,017,980
B&G Foods, Inc.	28,943	715,182
Benson Hill, Inc. *(a)	52,088	169,286
Beyond Meat, Inc. *(a)	25,353	811,043
BRC, Inc., Class A *(a)	13,382	125,657
Brown-Forman Corp., Class A	22,665	1,640,946
Brown-Forman Corp., Class B	74,873	5,557,074
Bunge Ltd.	62,100	5,733,693
Calavo Growers, Inc.	7,291	293,827
Cal-Maine Foods, Inc.	14,995	766,394
Campbell Soup Co.	82,263	4,059,679
Celsius Holdings, Inc. *	15,805	1,406,013
Coca-Cola Consolidated, Inc.	1,891	970,083
Conagra Brands, Inc.	195,120	6,675,055
Constellation Brands, Inc., Class A	66,461	16,370,009
Darling Ingredients, Inc. *	66,176	4,584,673
Flowers Foods, Inc.	80,971	2,300,386
Fresh Del Monte Produce, Inc.	14,382	427,289
Freshpet, Inc. *	19,185	1,025,246
General Mills, Inc.	245,548	18,364,535
Hormel Foods Corp.	116,078	5,727,289
Hostess Brands, Inc. *	55,868	1,263,734
Ingredion, Inc.	27,042	2,460,281
J&J Snack Foods Corp.	6,222	843,143
John B. Sanfilippo & Son, Inc.	3,277	245,447
Kellogg Co.	103,234	7,631,057
Keurig Dr Pepper, Inc.	300,834	11,654,309
Lamb Weston Holdings, Inc.	58,876	4,690,062

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Lancaster Colony Corp.	8,411	1,113,448
Landec Corp. *	10,427	109,275
Limoneira Co.	7,226	91,553
Local Bounti Corp. *	14,734	57,021
McCormick & Co., Inc. - Non Voting Shares	101,689	8,882,534
MGP Ingredients, Inc.	4,943	519,905
Mission Produce, Inc. *	14,227	201,739
Molson Coors Beverage Co., Class B	76,824	4,590,234
Mondelez International, Inc., Class A	564,698	36,163,260
Monster Beverage Corp. *	153,473	15,288,980
National Beverage Corp.	10,246	555,128
PepsiCo, Inc.	564,285	98,727,304
Philip Morris International, Inc.	632,916	61,487,789
Pilgrim's Pride Corp. *	19,589	614,507
Post Holdings, Inc. *	22,849	1,986,492
Seaboard Corp.	109	442,610
Seneca Foods Corp., Class A *	2,612	148,675
Sovos Brands, Inc. *	9,320	131,971
Tattooed Chef, Inc. *(a)	17,444	110,072
The Alkaline Water Co., Inc. *	39,797	17,033
The Boston Beer Co., Inc., Class A *	3,790	1,441,830
The Coca-Cola Co.	1,592,354	102,181,356
The Duckhorn Portfolio, Inc. *	11,994	219,970
The Hain Celestial Group, Inc. *	35,522	808,126
The Hershey Co.	59,557	13,576,614
The JM Smucker Co.	44,440	5,880,301
The Kraft Heinz Co.	288,624	10,630,022
The Real Good Food Co., Inc. *	3,502	22,763
The Simply Good Foods Co. *	36,224	1,181,627
The Vita Coco Co., Inc. *(a)	6,644	80,060
Tootsie Roll Industries, Inc.	6,819	239,483
TreeHouse Foods, Inc. *	23,311	1,012,164
Turning Point Brands, Inc.	6,017	144,408
Tyson Foods, Inc., Class A	119,055	10,478,031
Universal Corp.	10,446	584,036
Utz Brands, Inc.	27,580	463,896
Vector Group Ltd.	54,003	601,593
Vintage Wine Estates, Inc. *	13,866	101,776
Vital Farms, Inc. *	11,214	132,325
Whole Earth Brands, Inc. *	22,916	123,288
Zevia PBC, Class A *	9,864	33,538
		539,396,465

Health Care Equipment & Services 5.9%
1Life Healthcare, Inc. *	69,236	1,172,858
23andMe Holding Co., Class A *(a)	90,693	252,127
Abbott Laboratories	714,230	77,736,793
ABIOMED, Inc. *	18,535	5,430,940
Acadia Healthcare Co., Inc. *	37,230	3,086,739
Accolade, Inc. *	24,013	221,880
Accuray, Inc. *	36,635	76,934
AdaptHealth Corp. *	40,436	894,040
Addus HomeCare Corp. *	6,672	619,228
Agiliti, Inc. *	12,735	278,769
agilon health, Inc. *	19,741	494,117
AirSculpt Technologies, Inc. *	4,242	32,960
Align Technology, Inc. *	30,068	8,448,206
Alignment Healthcare, Inc. *	10,759	157,942
Allscripts Healthcare Solutions, Inc. *	48,493	767,159
Alphatec Holdings, Inc. *	27,056	204,002
Amedisys, Inc. *	13,354	1,600,477
American Well Corp., Class A *	81,064	316,150
AmerisourceBergen Corp.	61,607	8,990,310
AMN Healthcare Services, Inc. *	18,244	2,051,355
AngioDynamics, Inc. *	16,851	382,349
Apollo Endosurgery, Inc. *	17,198	96,481
Apollo Medical Holdings, Inc. *	16,232	860,783
SECURITY	NUMBER OF SHARES	VALUE ($)
Apyx Medical Corp. *	12,488	118,136
Artivion, Inc. *	17,724	347,390
ATI Physical Therapy, Inc. *(a)	22,162	23,270
AtriCure, Inc. *	19,289	953,070
Atrion Corp.	563	380,532
Avanos Medical, Inc. *	20,617	584,904
Aveanna Healthcare Holdings, Inc. *	14,959	31,713
AxoGen, Inc. *	16,795	156,529
Axonics, Inc. *	19,369	1,256,467
Baxter International, Inc.	205,754	12,069,530
Becton, Dickinson & Co.	116,330	28,420,582
Beyond Air, Inc. *	14,001	129,229
BioLife Solutions, Inc. *	13,293	256,156
Biotricity, Inc. *	16,000	18,400
Bioventus, Inc., Class A *	7,929	67,317
Boston Scientific Corp. *	583,462	23,951,115
Brookdale Senior Living, Inc. *	79,540	383,383
Butterfly Network, Inc. *(a)	62,200	269,948
Cano Health, Inc. *	79,265	482,724
Cardinal Health, Inc.	110,971	6,609,433
Cardiovascular Systems, Inc. *	15,854	244,310
CareMax, Inc. *	30,662	219,233
Castle Biosciences, Inc. *	9,781	273,477
Centene Corp. *	239,039	22,223,456
Certara, Inc. *	44,147	1,014,940
Cerus Corp. *	76,254	411,772
Change Healthcare, Inc. *	102,638	2,491,024
Chemed Corp.	6,093	2,931,281
Cigna Corp.	129,532	35,667,932
ClearPoint Neuro, Inc. *	6,306	89,356
Clover Health Investments Corp. *(a)	144,282	403,990
Co-Diagnostics, Inc. *	11,070	72,619
Community Health Systems, Inc. *	51,561	153,652
Computer Programs & Systems, Inc. *	6,539	220,757
Conformis, Inc. *	77,113	20,127
CONMED Corp.	12,096	1,180,932
CorVel Corp. *	3,725	614,215
Covetrus, Inc. *	42,967	892,425
Cross Country Healthcare, Inc. *	14,884	392,342
CryoPort, Inc. *	20,825	774,690
Cutera, Inc. *	6,934	321,876
CVS Health Corp.	535,160	51,204,109
CytoSorbents Corp. *	15,994	36,466
DarioHealth Corp. *	10,290	62,872
DaVita, Inc. *	24,630	2,072,861
Definitive Healthcare Corp. *	10,316	268,010
Dentsply Sirona, Inc.	87,716	3,171,811
DexCom, Inc. *	160,683	13,188,861
DocGo, Inc. *	29,274	226,288
Doximity, Inc., Class A *	38,341	1,622,591
Edwards Lifesciences Corp. *	253,863	25,523,386
ElectroCore, Inc. *	45,528	25,728
Elevance Health, Inc.	98,379	46,936,621
Embecta Corp. *	23,706	697,668
Encompass Health Corp.	40,643	2,057,349
Enhabit, Inc. *	20,321	355,821
Enovis Corp. *	19,326	1,154,149
Envista Holdings Corp. *	66,586	2,706,721
enVVeno Medical Corp. *(a)	8,206	43,410
Enzo Biochem, Inc. *	13,471	31,926
Evolent Health, Inc., Class A *	35,006	1,189,854
Figs, Inc., Class A *	15,540	164,258
FONAR Corp. *	4,150	60,175
Forian, Inc. *(a)	7,513	39,068
Fulgent Genetics, Inc. *	8,120	485,170
Glaukos Corp. *	19,123	1,029,774
Globus Medical, Inc., Class A *	32,340	1,898,035
GoodRx Holdings, Inc., Class A *	28,804	179,449

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Guardant Health, Inc. *	41,616	2,087,875
Haemonetics Corp. *	20,895	1,451,994
Hanger, Inc. *	14,725	273,443
HCA Healthcare, Inc.	92,972	19,749,112
Health Catalyst, Inc. *	21,299	356,545
HealthEquity, Inc. *	34,744	2,021,058
HealthStream, Inc. *	9,574	230,350
Henry Schein, Inc. *	55,992	4,413,849
Heska Corp. *	4,567	417,835
Hims & Hers Health, Inc. *	47,200	292,168
Hologic, Inc. *	101,774	7,264,628
Humana, Inc.	51,606	24,874,092
Hyperfine, Inc. *	36,085	43,663
ICAD, Inc. *	9,349	34,872
ICU Medical, Inc. *	8,234	1,458,818
IDEXX Laboratories, Inc. *	34,236	13,666,326
Inari Medical, Inc. *	13,961	1,083,094
InfuSystem Holdings, Inc. *	7,155	69,904
Innovage Holding Corp. *	7,015	31,217
Inogen, Inc. *	7,993	222,365
Inspire Medical Systems, Inc. *	11,263	2,353,854
Insulet Corp. *	28,380	7,032,564
Integer Holdings Corp. *	13,227	924,435
Integra LifeSciences Holdings Corp. *	29,135	1,603,590
Intuitive Surgical, Inc. *	146,687	33,762,947
Invacare Corp. *	20,165	22,786
Invitae Corp. *	83,900	159,410
iRadimed Corp.	3,278	138,496
iRhythm Technologies, Inc. *	12,212	1,888,342
KORU Medical Systems, Inc. *	21,377	54,084
Laboratory Corp. of America Holdings	37,757	9,899,508
Lantheus Holdings, Inc. *	27,605	2,117,856
LeMaitre Vascular, Inc.	7,713	388,350
LHC Group, Inc. *	12,509	2,039,718
LifeStance Health Group, Inc. *	15,000	89,400
LivaNova plc *	21,548	1,371,961
Masimo Corp. *	20,854	3,015,071
McKesson Corp.	59,232	20,232,467
Medtronic plc	547,515	50,656,088
Meridian Bioscience, Inc. *	18,440	583,810
Merit Medical Systems, Inc. *	20,639	1,186,330
Mesa Laboratories, Inc.	2,222	473,842
ModivCare, Inc. *	4,906	489,619
Molina Healthcare, Inc. *	23,984	7,860,036
Multiplan Corp. *	95,617	483,822
National HealthCare Corp.	5,672	402,882
National Research Corp.	5,356	202,992
Neogen Corp. *(a)	45,470	1,051,721
Neuronetics, Inc. *	13,837	57,700
NeuroPace, Inc. *	4,356	25,526
Nevro Corp. *	14,202	615,657
NextGen Healthcare, Inc. *	22,354	382,700
Novocure Ltd. *	36,709	2,495,845
NuVasive, Inc. *	20,939	1,099,716
Oak Street Health, Inc. *	56,473	1,634,893
Omnicell, Inc. *	18,125	1,995,925
OPKO Health, Inc. *	159,773	377,064
OptimizeRx Corp. *	6,885	154,706
Option Care Health, Inc. *	57,061	1,917,250
OraSure Technologies, Inc. *	30,500	93,330
Orthofix Medical, Inc. *	7,702	197,556
OrthoPediatrics Corp. *	5,687	268,711
Outset Medical, Inc. *	16,776	259,189
Owens & Minor, Inc.	31,113	1,101,711
Owlet, Inc. *	28,926	61,612
P3 Health Partners, Inc. *(a)	8,952	43,954
Paragon 28, Inc. *	4,127	78,413
Patterson Cos., Inc.	34,918	1,084,553
SECURITY	NUMBER OF SHARES	VALUE ($)
PAVmed, Inc. *	28,787	34,832
Pear Therapeutics, Inc. *	19,890	29,636
Pediatrix Medical Group, Inc. *	35,753	810,163
Penumbra, Inc. *	14,558	2,029,094
PetIQ, Inc. *	11,858	194,471
Phreesia, Inc. *	22,302	523,874
Premier, Inc., Class A	48,050	1,848,003
Privia Health Group, Inc. *	11,564	425,324
PROCEPT BioRobotics Corp. *(a)	2,700	103,410
Progyny, Inc. *	28,336	865,098
Pulmonx Corp. *	15,144	258,054
Quest Diagnostics, Inc.	47,855	6,535,557
QuidelOrtho Corp. *	20,353	2,076,820
R1 RCM, Inc. *	55,118	1,377,950
RadNet, Inc. *	18,441	379,331
ResMed, Inc.	59,675	14,353,031
RxSight, Inc. *	3,337	49,922
Schrodinger, Inc. *	19,076	597,079
SeaSpine Holdings Corp. *	12,552	74,559
Second Sight Medical Products, Inc. *	16,539	29,770
Select Medical Holdings Corp.	42,445	1,257,221
Sema4 Holdings Corp. *	114,403	185,333
Semler Scientific, Inc. *	1,873	58,119
Senseonics Holdings, Inc. *(a)	180,529	232,882
Sensus Healthcare, Inc. *	6,026	67,853
Sharecare, Inc. *	125,041	178,809
Shockwave Medical, Inc. *	14,638	3,087,593
SI-BONE, Inc. *	10,532	141,550
Sientra, Inc. *(a)	21,118	15,627
Sight Sciences, Inc. *	4,175	38,744
Signify Health, Inc., Class A *	11,966	204,738
Silk Road Medical, Inc. *	14,726	670,180
Simulations Plus, Inc.	7,154	458,929
SmileDirectClub, Inc. *(a)	41,846	48,123
Sonida Senior Living, Inc. *	1,604	28,792
STAAR Surgical Co. *	19,593	1,581,155
Stereotaxis, Inc. *	22,696	47,435
STERIS plc	40,998	9,251,199
Stryker Corp.	137,371	29,500,422
Surgery Partners, Inc. *	14,465	569,632
Surmodics, Inc. *	5,273	183,500
Tactile Systems Technology, Inc. *	7,843	60,783
Talkspace, Inc. *	38,082	71,213
Tandem Diabetes Care, Inc. *	26,352	1,744,766
Tela Bio, Inc. *	6,383	51,511
Teladoc Health, Inc. *	66,992	2,468,656
Teleflex, Inc.	19,239	4,626,210
Tenet Healthcare Corp. *	44,264	2,926,736
The Cooper Cos., Inc.	20,150	6,589,050
The Ensign Group, Inc.	21,983	1,751,825
The Joint Corp. *	5,490	93,879
The Pennant Group, Inc. *	10,680	142,471
TransMedics Group, Inc. *	11,946	482,379
Treace Medical Concepts, Inc. *	4,498	76,106
U.S. Physical Therapy, Inc.	5,493	712,882
UFP Technologies, Inc. *	2,930	235,924
UnitedHealth Group, Inc.	382,792	207,603,413
Universal Health Services, Inc., Class B	27,380	3,079,429
UpHealth, Inc. *	28,000	17,640
Utah Medical Products, Inc.	1,365	124,679
Vapotherm, Inc. *	9,450	21,546
Varex Imaging Corp. *	17,095	381,048
Veeva Systems, Inc., Class A *	57,390	12,831,256
Vicarious Surgical, Inc. *	13,695	53,411
ViewRay, Inc. *	70,983	216,498
Vivos Therapeutics, Inc. *	9,382	10,789
VolitionRX Ltd. *	15,384	31,230

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Zimmer Biomet Holdings, Inc.	85,510	9,439,449
Zimvie, Inc. *	8,294	161,069
Zomedica Corp. *	343,967	88,778
Zynex, Inc.	7,546	64,745
		998,767,649

Household & Personal Products 1.4%
BellRing Brands, Inc. *	44,684	1,078,672
Central Garden & Pet Co. *	4,564	197,804
Central Garden & Pet Co., Class A *	17,168	700,454
Church & Dwight Co., Inc.	99,121	8,719,674
Colgate-Palmolive Co.	341,901	26,921,285
Coty, Inc., Class A *	140,385	1,027,618
Edgewell Personal Care Co.	22,028	876,274
elf Beauty, Inc. *	18,790	630,029
Energizer Holdings, Inc.	27,581	814,467
Herbalife Nutrition Ltd. *	39,544	965,269
Inter Parfums, Inc.	7,370	615,174
Kimberly-Clark Corp.	137,542	18,126,660
Medifast, Inc.	4,730	795,539
Nature's Sunshine Products, Inc. *	4,762	49,763
NewAge, Inc. *	95,579	25,539
Nu Skin Enterprises, Inc., Class A	20,689	900,178
Oil-Dri Corp. of America	2,782	83,849
Olaplex Holdings, Inc. *	31,677	544,844
Reynolds Consumer Products, Inc.	22,884	665,009
Spectrum Brands Holdings, Inc.	16,350	1,136,979
The Beauty Health Co. *	39,956	532,214
The Clorox Co.	50,520	7,165,757
The Estee Lauder Cos., Inc., Class A	94,469	25,799,484
The Honest Co., Inc. *	9,882	33,006
The Procter & Gamble Co.	979,058	136,000,947
Thorne HealthTech, Inc. *	3,990	20,708
USANA Health Sciences, Inc. *	4,815	335,220
Veru, Inc. *(a)	24,746	299,427
WD-40 Co.	5,696	1,010,299
		236,072,142

Insurance 2.1%
Aflac, Inc.	241,692	13,848,952
Alleghany Corp. *	5,492	4,599,440
Ambac Financial Group, Inc. *	18,028	212,190
American Equity Investment Life Holding Co.	31,332	1,176,830
American Financial Group, Inc.	26,794	3,581,822
American International Group, Inc.	323,220	16,733,099
AMERISAFE, Inc.	8,109	369,446
Aon plc, Class A	86,650	25,218,616
Arch Capital Group Ltd. *	152,679	6,778,948
Argo Group International Holdings Ltd.	14,607	478,964
Arthur J. Gallagher & Co.	85,550	15,312,594
Assurant, Inc.	21,880	3,846,066
Assured Guaranty Ltd.	26,234	1,531,803
Axis Capital Holdings Ltd.	31,235	1,577,055
Brighthouse Financial, Inc. *	30,375	1,318,883
Brown & Brown, Inc.	94,795	6,171,154
BRP Group, Inc., Class A *	22,863	630,333
Chubb Ltd.	172,732	32,584,164
Cincinnati Financial Corp.	60,893	5,927,325
Citizens, Inc. *	24,606	95,225
CNA Financial Corp.	11,897	504,671
CNO Financial Group, Inc.	48,193	903,619
Crawford & Co., Class A	10,215	74,059
Donegal Group, Inc., Class A	6,507	92,139
eHealth, Inc. *	9,733	72,024
Employers Holdings, Inc.	11,498	456,586
SECURITY	NUMBER OF SHARES	VALUE ($)
Enstar Group Ltd. *	5,082	1,005,829
Erie Indemnity Co., Class A	10,282	2,090,948
Everest Re Group Ltd.	16,067	4,199,110
Fidelity National Financial, Inc.	114,762	4,585,890
First American Financial Corp.	43,463	2,520,854
Genworth Financial, Inc., Class A *	200,233	850,990
Globe Life, Inc.	37,173	3,744,436
Goosehead Insurance, Inc., Class A	8,507	478,178
Greenlight Capital Re Ltd., Class A *	13,165	94,656
Hagerty, Inc., Class A *	11,439	131,320
Hallmark Financial Services, Inc. *	12,358	31,760
HCI Group, Inc.	3,137	214,790
Heritage Insurance Holdings, Inc.	17,646	45,703
Hippo Holdings, Inc. *	167,065	142,674
Horace Mann Educators Corp.	16,921	579,544
Investors Title Co.	697	103,853
James River Group Holdings Ltd.	16,708	396,982
Kemper Corp.	24,945	1,167,426
Kingsway Financial Services, Inc. *	9,776	59,438
Kinsale Capital Group, Inc.	8,814	2,143,653
Lemonade, Inc. *(a)	15,572	293,532
Lincoln National Corp.	67,136	3,446,762
Loews Corp.	79,031	4,603,556
Maiden Holdings Ltd. *(a)	32,952	67,881
Markel Corp. *	5,523	7,164,104
Marsh & McLennan Cos., Inc.	204,866	33,589,829
MBIA, Inc. *	19,104	240,328
Mercury General Corp.	11,235	471,084
MetLife, Inc.	281,277	17,790,770
National Western Life Group, Inc., Class A	904	182,608
NI Holdings, Inc. *	3,782	56,125
Old Republic International Corp.	115,593	2,689,849
Oscar Health, Inc., Class A *	14,534	78,484
Palomar Holdings, Inc. *	10,097	629,750
Primerica, Inc.	15,919	2,048,616
Principal Financial Group, Inc.	95,218	6,373,893
ProAssurance Corp.	22,265	492,724
Prudential Financial, Inc.	153,285	15,326,967
Reinsurance Group of America, Inc.	27,399	3,172,256
RenaissanceRe Holdings Ltd.	18,009	2,328,744
RLI Corp.	16,126	1,773,537
Root, Inc., Class A *(a)	62,985	66,134
Ryan Specialty Group Holdings, Inc., Class A *	24,173	1,045,241
Safety Insurance Group, Inc.	5,708	494,027
Selective Insurance Group, Inc.	24,352	1,896,047
Selectquote, Inc. *	47,065	86,600
SiriusPoint Ltd. *	42,729	187,153
Stewart Information Services Corp.	10,910	596,232
The Allstate Corp.	112,059	13,107,541
The Hanover Insurance Group, Inc.	14,638	1,997,648
The Hartford Financial Services Group, Inc.	134,231	8,653,873
The Progressive Corp.	239,006	27,500,030
The Travelers Cos., Inc.	97,888	15,534,826
Tiptree, Inc.	7,504	83,369
Trean Insurance Group, Inc. *	8,248	42,560
Trupanion, Inc. *	14,284	900,321
United Fire Group, Inc.	9,091	298,458
United Insurance Holdings Corp.	19,297	21,420
Universal Insurance Holdings, Inc.	12,847	162,515
Unum Group	81,417	2,620,813
W.R. Berkley Corp.	85,366	5,337,936

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
White Mountains Insurance Group Ltd.	1,217	1,508,386
Willis Towers Watson plc	45,661	9,449,087
		363,095,657

Materials 2.8%
5E Advanced Materials, Inc. *	11,374	185,169
Advanced Emissions Solutions, Inc. *	5,901	28,856
AdvanSix, Inc.	11,778	462,758
AgroFresh Solutions, Inc. *	24,132	42,714
Air Products & Chemicals, Inc.	90,518	22,469,283
Albemarle Corp.	47,756	11,667,268
Alcoa Corp.	74,839	3,808,557
Alpha Metallurgical Resources, Inc.	7,125	974,415
Amcor plc	613,503	7,944,864
American Vanguard Corp.	11,255	263,480
Ampco-Pittsburgh Corp. *	7,848	34,531
Amyris, Inc. *(a)	80,483	143,260
AptarGroup, Inc.	26,758	2,883,442
Arconic Corp. *	42,544	1,285,254
Ashland Global Holdings, Inc.	20,552	2,064,859
Aspen Aerogels, Inc. *	11,432	149,531
ATI, Inc. *	51,127	1,272,551
Avery Dennison Corp.	33,485	6,377,553
Avient Corp.	37,661	1,625,072
Axalta Coating Systems Ltd. *	84,694	2,135,983
Balchem Corp.	13,000	1,764,880
Ball Corp.	130,729	9,598,123
Berry Global Group, Inc. *	52,953	3,052,740
Cabot Corp.	22,526	1,672,781
Carpenter Technology Corp.	21,300	684,582
Celanese Corp.	44,151	5,188,184
Century Aluminum Co. *	19,701	155,441
CF Industries Holdings, Inc.	85,342	8,149,308
Chase Corp.	3,075	279,579
Clearwater Paper Corp. *	6,468	230,908
Cleveland-Cliffs, Inc. *	193,245	3,422,369
Coeur Mining, Inc. *	116,862	375,127
Commercial Metals Co.	48,771	1,932,307
Compass Minerals International, Inc.	13,325	496,090
Core Molding Technologies, Inc. *	5,001	54,311
Corteva, Inc.	295,256	16,991,983
Crown Holdings, Inc.	49,995	5,083,492
Cryptyde, Inc. *(a)	6,884	7,642
Danimer Scientific, Inc. *	34,263	158,295
Diversey Holdings Ltd. *	18,328	137,277
Dow, Inc.	296,944	15,800,390
DuPont de Nemours, Inc.	206,952	12,671,671
Eagle Materials, Inc.	16,296	2,060,629
Eastman Chemical Co.	52,693	5,054,839
Ecolab, Inc.	101,600	16,781,272
Ecovyst, Inc.	20,989	214,717
Element Solutions, Inc.	89,630	1,771,089
Flotek Industries, Inc. *	33,484	37,167
FMC Corp.	51,560	5,728,316
Freeport-McMoRan, Inc.	592,203	18,684,005
Friedman Industries, Inc.	2,834	27,320
FutureFuel Corp.	9,399	67,579
Gatos Silver, Inc. *	17,898	66,581
GCP Applied Technologies, Inc. *	21,079	663,988
Ginkgo Bioworks Holdings, Inc. *(a)	394,917	1,129,463
Glatfelter Corp.	18,834	115,641
Gold Resource Corp.	39,537	69,585
Golden Minerals Co. *	74,652	23,433
Graphic Packaging Holding Co.	114,728	2,552,698
Greif, Inc., Class A	13,364	943,766
H.B. Fuller Co.	21,032	1,350,254
Hawkins, Inc.	7,358	292,480
SECURITY	NUMBER OF SHARES	VALUE ($)
Haynes International, Inc.	5,389	208,339
Hecla Mining Co.	215,837	977,742
Huntsman Corp.	80,763	2,338,896
Hycroft Mining Holding Corp. *	60,156	61,961
Idaho Strategic Resources, Inc. *	4,628	32,118
Ingevity Corp. *	15,978	1,072,124
Innospec, Inc.	10,474	1,068,348
International Flavors & Fragrances, Inc.	103,898	12,888,547
International Paper Co.	151,694	6,487,952
Intrepid Potash, Inc. *	3,965	180,804
Kaiser Aluminum Corp.	6,211	470,607
Koppers Holdings, Inc.	8,623	202,985
Kronos Worldwide, Inc.	9,190	161,468
Linde plc	205,318	62,006,036
Livent Corp. *	65,533	1,631,116
Loop Industries, Inc. *	9,523	55,710
Louisiana-Pacific Corp.	33,152	2,109,462
LSB Industries, Inc. *	12,230	168,896
LyondellBasell Industries N.V., Class A	105,440	9,396,813
Martin Marietta Materials, Inc.	25,351	8,925,580
Materion Corp.	8,274	677,972
Mativ, Inc.	23,798	519,986
Mcewen Mining, Inc. *	18,705	72,762
Mercer International, Inc.	18,107	288,988
Minerals Technologies, Inc.	13,718	916,500
MP Materials Corp. *	30,402	1,020,595
Myers Industries, Inc.	14,310	348,162
NewMarket Corp.	2,823	877,388
Newmont Corp.	325,196	14,724,875
Northern Technologies International Corp.	5,289	58,972
Nucor Corp.	108,323	14,710,263
O-I Glass, Inc. *	62,292	916,315
Olin Corp.	56,180	2,936,529
Olympic Steel, Inc.	4,090	121,596
Origin Materials, Inc. *	46,093	271,027
Orion Engineered Carbons S.A.	24,587	425,109
Packaging Corp. of America	38,260	5,379,739
Pactiv Evergreen, Inc.	18,440	188,457
Piedmont Lithium, Inc. *	7,677	347,077
PPG Industries, Inc.	96,308	12,451,661
PureCycle Technologies, Inc. *(a)	42,484	322,029
Quaker Chemical Corp.	5,529	896,859
Ramaco Resources, Inc.	4,615	54,180
Ranpak Holdings Corp. *	15,372	78,551
Rayonier Advanced Materials, Inc. *	26,864	95,099
Reliance Steel & Aluminum Co.	25,210	4,796,202
Resolute Forest Products, Inc. *	18,295	371,023
Royal Gold, Inc.	26,609	2,787,825
RPM International, Inc.	52,945	4,786,228
Ryerson Holding Corp.	5,712	156,509
Schnitzer Steel Industries, Inc., Class A	10,451	371,638
Sealed Air Corp.	59,612	3,643,485
Sensient Technologies Corp.	17,088	1,469,226
Silgan Holdings, Inc.	33,777	1,503,076
Smith-Midland Corp. *	1,800	35,460
Sonoco Products Co.	39,962	2,537,187
Steel Dynamics, Inc.	73,204	5,701,127
Stepan Co.	8,411	943,798
Summit Materials, Inc., Class A *	50,408	1,386,724
SunCoke Energy, Inc.	34,174	252,888
Sylvamo Corp.	14,406	565,291
Synalloy Corp. *	4,646	64,161
The Chemours Co.	63,918	2,274,842
The Mosaic Co.	147,986	7,792,943
The Scotts Miracle-Gro Co.	16,561	1,473,101

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
The Sherwin-Williams Co.	97,736	23,646,248
TimkenSteel Corp. *	16,743	339,715
Tredegar Corp.	10,770	112,870
TriMas Corp.	17,344	513,382
Trinseo plc	14,826	530,326
Tronox Holdings plc, Class A	47,310	738,509
U.S. Antimony Corp. *	59,275	27,332
U.S. Gold Corp. *	7,270	30,025
United States Lime & Minerals, Inc.	1,147	117,992
United States Steel Corp.	105,130	2,486,324
Universal Stainless & Alloy Products, Inc. *	5,210	44,285
Valhi, Inc.	1,730	88,403
Valvoline, Inc.	72,080	2,322,418
Vulcan Materials Co.	54,060	8,937,740
Warrior Met Coal, Inc.	20,726	661,781
Westlake Corp.	13,459	1,310,099
WestRock Co.	103,695	4,392,520
Worthington Industries, Inc.	13,333	682,783
		470,403,383

Media & Entertainment 6.5%
Activision Blizzard, Inc.	318,285	25,446,886
AdTheorent Holding Co., Inc. *	21,011	59,041
Advantage Solutions, Inc. *	42,984	190,849
Alphabet, Inc., Class A *	2,454,940	285,558,621
Alphabet, Inc., Class C *	2,250,960	262,551,974
Altice USA, Inc., Class A *	92,553	972,732
AMC Entertainment Holdings, Inc., Class A *(a)	210,147	3,059,740
AMC Networks, Inc., Class A *	11,743	358,396
Angi, Inc. *	33,311	173,217
Audacy, Inc. *	44,339	28,244
Boston Omaha Corp., Class A *	8,095	197,518
Bumble, Inc., Class A *	30,747	1,165,926
BuzzFeed, Inc. *	14,995	28,191
Cable One, Inc.	2,018	2,778,140
Cardlytics, Inc. *	14,367	198,265
Cargurus, Inc. *	34,899	847,697
Cars.com, Inc. *	28,106	330,527
Charter Communications, Inc., Class A *	47,324	20,448,700
Chicken Soup For The Soul Entertainment, Inc. *(a)	2,657	24,551
Cinedigm Corp., Class A *	54,801	30,820
Cinemark Holdings, Inc. *	44,949	823,915
Clear Channel Outdoor Holdings, Inc. *	193,206	299,469
Comcast Corp., Class A	1,823,992	68,436,180
comScore, Inc. *	29,328	58,949
Cumulus Media, Inc., Class A *	7,422	58,931
Daily Journal Corp. *	289	78,117
DHI Group, Inc. *	17,605	86,088
DISH Network Corp., Class A *	101,788	1,768,058
Electronic Arts, Inc.	114,825	15,068,485
Emerald Holding, Inc. *	15,388	48,472
Entravision Communications Corp., Class A	23,831	127,734
Eventbrite, Inc., Class A *	32,039	299,885
EverQuote, Inc., Class A *	8,283	86,557
Fluent, Inc. *	30,212	33,837
Fox Corp., Class A	126,671	4,194,077
Fox Corp., Class B	58,734	1,814,881
fuboTV, Inc. *(a)	81,432	204,394
Gaia, Inc. *	10,263	40,744
Gannett Co., Inc. *	56,389	169,731
Genius Brands International, Inc. *	106,285	79,714
SECURITY	NUMBER OF SHARES	VALUE ($)
Golden Matrix Group, Inc. *	8,251	33,499
Gray Television, Inc.	36,454	676,951
Hemisphere Media Group, Inc. *	8,047	62,606
IAC/InterActiveCorp. *	34,625	2,371,812
iHeartMedia, Inc., Class A *	43,715	326,988
Innovid Corp. *	22,477	59,789
Integral Ad Science Holding Corp. *	6,256	59,244
IZEA Worldwide, Inc. *	34,489	31,040
John Wiley & Sons, Inc., Class A	17,949	937,297
Leafly Holdings, Inc. *(a)	12,341	68,122
Lee Enterprises, Inc. *	1,545	28,891
Liberty Broadband Corp., Class A *	8,663	934,998
Liberty Broadband Corp., Class C *	53,525	5,830,478
Liberty Media Corp. - Liberty Braves, Class A *	5,453	157,374
Liberty Media Corp. - Liberty Braves, Class C *	15,115	418,232
Liberty Media Corp. - Liberty Formula One, Class A *	9,643	597,770
Liberty Media Corp. - Liberty Formula One, Class C *	83,346	5,648,358
Liberty Media Corp. - Liberty SiriusXM, Class A	31,508	1,255,594
Liberty Media Corp. - Liberty SiriusXM, Class C *	65,580	2,611,396
Lions Gate Entertainment Corp., Class A *	25,512	223,485
Lions Gate Entertainment Corp., Class B *	50,349	418,400
Live Nation Entertainment, Inc. *	55,650	5,230,543
LiveOne, Inc. *	39,793	46,160
Loyalty Ventures, Inc. *	7,503	22,134
Madison Square Garden Entertainment Corp. *	10,114	588,938
Madison Square Garden Sports Corp. *	7,005	1,077,229
Magnite, Inc. *	47,801	365,200
Match Group, Inc. *	117,252	8,595,744
MediaAlpha, Inc., Class A *	8,473	104,387
Meta Platforms, Inc., Class A *	936,120	148,936,692
Netflix, Inc. *	181,437	40,805,181
News Corp., Class A	157,600	2,701,264
News Corp., Class B	49,735	859,421
Nexstar Media Group, Inc., Class A	16,390	3,087,384
Nextdoor Holdings, Inc. *	50,057	167,691
Omnicom Group, Inc.	83,909	5,860,205
Outbrain, Inc. *	4,770	26,712
Paramount Global, Class B	251,236	5,941,731
Pinterest, Inc., Class A *	235,179	4,581,287
Playstudios, Inc. *	32,347	130,035
Playtika Holding Corp. *	42,036	515,782
PubMatic, Inc., Class A *	17,470	289,827
QuinStreet, Inc. *	21,564	231,813
Reading International, Inc., Class A *	16,420	76,517
Redbox Entertainment, Inc. *(a)	3,812	16,620
Reservoir Media, Inc. *	14,527	94,425
Roku, Inc. *	48,786	3,196,459
Saga Communications, Inc., Class A	3,088	72,290
Scholastic Corp.	11,997	564,699
Sciplay Corp., Class A *	10,406	141,938
Shutterstock, Inc.	9,934	561,271
Sinclair Broadcast Group, Inc., Class A	17,890	390,718
Sirius XM Holdings, Inc. (a)	371,188	2,479,536
Skillz, Inc. *(a)	105,094	166,048
Snap, Inc., Class A *	443,761	4,384,359
Stagwell, Inc. *	30,656	202,636
System1, Inc. *(a)	11,063	90,938

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Take-Two Interactive Software, Inc. *	64,483	8,558,829
TechTarget, Inc. *	10,886	709,658
TEGNA, Inc.	89,489	1,873,900
The Arena Group Holdings, Inc. *(a)	4,958	51,613
The E.W. Scripps Co., Class A *	26,291	374,910
The Interpublic Group of Cos., Inc.	161,190	4,814,745
The Marcus Corp. *	10,398	170,839
The New York Times Co., Class A	67,939	2,170,651
The Walt Disney Co. *	743,651	78,901,371
Thryv Holdings, Inc. *	6,486	157,869
Townsquare Media, Inc., Class A *	2,521	20,168
Travelzoo *	4,020	20,462
TripAdvisor, Inc. *	40,167	763,575
TrueCar, Inc. *	41,115	105,666
Twitter, Inc. *	310,929	12,937,756
Urban One, Inc. *	9,867	49,631
Vimeo, Inc. *	62,096	345,254
Vinco Ventures, Inc. *	68,845	52,322
Warner Bros Discovery, Inc. *	901,618	13,524,270
Warner Music Group Corp., Class A	47,996	1,439,880
Wejo Group Ltd. *	19,449	28,395
WideOpenWest, Inc. *	23,350	429,173
World Wrestling Entertainment, Inc., Class A	17,363	1,203,429
Yelp, Inc. *	27,013	828,219
Zedge, Inc., Class B *	4,350	12,006
Ziff Davis, Inc. *	19,491	1,596,118
ZipRecruiter, Inc., Class A *	5,013	87,878
ZoomInfo Technologies, Inc. *	122,882	4,655,999
		1,099,468,977

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
10X Genomics, Inc., Class A *	38,456	1,544,008
2seventy bio, Inc. *	16,616	239,104
4D Molecular Therapeutics, Inc. *	11,190	105,186
9 Meters Biopharma, Inc. *	107,754	23,717
Aadi Bioscience, Inc. *	8,033	99,368
AbbVie, Inc.	721,111	103,486,640
Absci Corp. *	5,148	16,937
ACADIA Pharmaceuticals, Inc. *	50,473	741,448
AcelRx Pharmaceuticals, Inc. *	127,639	26,294
Achieve Life Sciences, Inc. *	8,279	41,809
Aclaris Therapeutics, Inc. *	21,790	335,784
Actinium Pharmaceuticals, Inc. *	7,539	37,167
Adamis Pharmaceuticals Corp. *	56,257	21,237
Adaptive Biotechnologies Corp. *	43,198	395,694
Adial Pharmaceuticals, Inc. *	21,443	13,902
Adicet Bio, Inc. *	9,314	157,313
ADMA Biologics, Inc. *	69,227	148,146
Aerie Pharmaceuticals, Inc. *	21,427	150,203
Aerovate Therapeutics, Inc. *	3,663	81,502
Agenus, Inc. *	98,112	253,129
Agilent Technologies, Inc.	122,225	16,390,372
Agios Pharmaceuticals, Inc. *	22,582	487,094
Akero Therapeutics, Inc. *	10,173	104,172
Akouos, Inc. *(a)	10,685	34,513
Akoya Biosciences, Inc. *	3,885	54,701
Alaunos Therapeutics, Inc. *(a)	82,975	97,081
Albireo Pharma, Inc. *	8,505	176,819
Aldeyra Therapeutics, Inc. *	22,201	111,893
Alector, Inc. *	26,074	266,476
Alkermes plc *	66,696	1,707,418
Allogene Therapeutics, Inc. *	35,280	457,934
Allovir, Inc. *	18,004	82,638
Alnylam Pharmaceuticals, Inc. *	49,714	7,061,377
Alpha Teknova, Inc. *	2,787	18,088
Alpine Immune Sciences, Inc. *	5,500	43,725
Altimmune, Inc. *	17,274	207,461
SECURITY	NUMBER OF SHARES	VALUE ($)
ALX Oncology Holdings, Inc. *	7,977	77,217
Amgen, Inc.	217,909	53,925,940
Amicus Therapeutics, Inc. *	104,712	1,042,932
Amneal Pharmaceuticals, Inc. *	43,587	154,298
Amphastar Pharmaceuticals, Inc. *	14,857	555,503
Ampio Pharmaceuticals, Inc. *	73,284	11,139
Amylyx Pharmaceuticals, Inc. *	4,375	118,081
AnaptysBio, Inc. *	7,720	161,657
Anavex Life Sciences Corp. *	30,282	310,693
ANI Pharmaceuticals, Inc. *	4,883	167,243
Anika Therapeutics, Inc. *	5,811	135,745
Anixa Biosciences, Inc. *	24,216	91,052
Annovis Bio, Inc. *(a)	2,061	23,702
Apellis Pharmaceuticals, Inc. *	37,384	2,103,972
Arbutus Biopharma Corp. *	50,681	117,073
Arcellx, Inc. *	4,029	83,521
Arcturus Therapeutics Holdings, Inc. *	8,656	151,913
Arcus Biosciences, Inc. *	19,394	515,686
Arcutis Biotherapeutics, Inc. *	11,246	272,828
Ardelyx, Inc. *	50,000	34,900
Arrowhead Pharmaceuticals, Inc. *	42,621	1,812,671
Arvinas, Inc. *	18,249	969,204
Assembly Biosciences, Inc. *	32,452	67,176
Assertio Holdings, Inc. *	23,152	90,293
Astria Therapeutics, Inc. *	7,850	32,185
Atara Biotherapeutics, Inc. *	43,101	130,596
Atea Pharmaceuticals, Inc. *	20,179	165,468
Athira Pharma, Inc. *	13,857	48,222
Atossa Therapeutics, Inc. *	45,962	43,255
aTyr Pharma, Inc. *	10,000	35,100
Aura Biosciences, Inc. *	2,748	39,186
Avalo Therapeutics, Inc. *	4,746	17,086
Avantor, Inc. *	249,781	7,248,645
AVEO Pharmaceuticals, Inc. *	17,180	123,009
Avid Bioservices, Inc. *	24,799	487,300
Avidity Biosciences, Inc. *	20,276	330,296
Avita Medical, Inc. *	10,054	56,604
Avrobio, Inc. *	37,231	33,895
Axcella Health, Inc. *	18,250	33,580
Axsome Therapeutics, Inc. *	11,957	461,421
Azenta, Inc.	30,816	2,103,500
Beam Therapeutics, Inc. *	19,581	1,233,211
Berkeley Lights, Inc. *	15,991	71,800
BioCryst Pharmaceuticals, Inc. *	76,932	847,791
Biogen, Inc. *	60,112	12,927,687
Biohaven Pharmaceutical Holding Co., Ltd. *	25,741	3,758,701
BioMarin Pharmaceutical, Inc. *	75,473	6,494,452
Biomea Fusion, Inc. *	3,656	38,754
Bionano Genomics, Inc. *(a)	121,204	225,439
Biora Therapeutics, Inc. *	45,000	31,500
Bio-Rad Laboratories, Inc., Class A *	8,813	4,964,010
Bio-Techne Corp.	15,947	6,144,060
Bioxcel Therapeutics, Inc. *(a)	7,800	120,432
Black Diamond Therapeutics, Inc. *	17,994	62,979
Bluebird Bio, Inc. *	30,202	122,318
Blueprint Medicines Corp. *	25,251	1,289,316
BrainStorm Cell Therapeutics, Inc. *	11,287	28,895
Bridgebio Pharma, Inc. *	47,447	410,891
Bristol-Myers Squibb Co.	867,989	64,040,228
Bruker Corp.	41,030	2,812,606
C4 Therapeutics, Inc. *	16,467	158,742
Capricor Therapeutics, Inc. *	14,832	68,376
Cara Therapeutics, Inc. *	16,617	145,233
Cardiff Oncology, Inc. *	16,399	36,242
CareDx, Inc. *	22,269	529,780
Caribou Biosciences, Inc. *	7,373	59,869
CASI Pharmaceuticals, Inc. *	5,406	13,461

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cassava Sciences, Inc. *(a)	14,736	240,639
Catalent, Inc. *	73,542	8,317,600
Catalyst Pharmaceuticals, Inc. *	40,558	415,314
Celcuity, Inc. *	4,926	44,728
Celldex Therapeutics, Inc. *	19,973	613,571
CEL-SCI Corp. *(a)	16,481	63,122
Century Therapeutics, Inc. *(a)	4,176	44,140
Cerevel Therapeutics Holdings, Inc. *	22,687	596,441
Charles River Laboratories International, Inc. *	20,774	5,204,718
Checkpoint Therapeutics, Inc. *	33,712	37,757
ChemoCentryx, Inc. *	20,043	473,416
Chimerix, Inc. *	37,732	82,633
Chinook Therapeutics, Inc. *	20,461	378,733
ChromaDex Corp. *	24,667	42,427
CinCor Pharma, Inc. *	5,326	120,474
Citius Pharmaceuticals, Inc. *(a)	76,073	67,933
Clearside Biomedical, Inc. *	20,216	31,133
Clene, Inc. *(a)	7,741	25,932
Clovis Oncology, Inc. *	58,000	96,860
Codex DNA, Inc. *	5,459	10,427
Codexis, Inc. *	22,641	155,317
Codiak Biosciences, Inc. *	6,438	16,868
Cogent Biosciences, Inc. *	15,191	168,468
Coherus Biosciences, Inc. *	26,548	224,862
Collegium Pharmaceutical, Inc. *	14,303	245,869
Concert Pharmaceuticals, Inc. *	15,686	87,842
ContraFect Corp. *	19,650	6,260
Corbus Pharmaceuticals Holdings, Inc. *	99,416	25,172
Corcept Therapeutics, Inc. *	39,875	1,142,818
CorMedix, Inc. *	13,948	74,622
Cortexyme, Inc. *(a)	11,013	21,475
Crinetics Pharmaceuticals, Inc. *	18,689	359,016
CRISPR Therapeutics AG *	29,216	2,191,200
CTI BioPharma Corp. *	37,496	245,224
Cue Biopharma, Inc. *	12,652	34,413
Cullinan Oncology, Inc. *	9,384	126,778
Cymabay Therapeutics, Inc. *	48,612	152,156
Cytek Biosciences, Inc. *	5,624	71,987
Cytokinetics, Inc. *	35,104	1,485,952
Danaher Corp.	264,067	76,967,608
Dare Bioscience, Inc. *	30,532	33,891
Day One Biopharmaceuticals, Inc. *	8,457	144,868
Deciphera Pharmaceuticals, Inc. *	22,132	280,855
Denali Therapeutics, Inc. *	39,460	1,342,429
DermTech, Inc. *(a)	10,214	83,755
Design Therapeutics, Inc. *	4,758	93,352
DICE Therapeutics, Inc. *(a)	4,856	83,717
Durect Corp. *	113,441	55,586
Dynavax Technologies Corp. *	48,083	691,434
Dyne Therapeutics, Inc. *	10,151	106,484
Eagle Pharmaceuticals, Inc. *	4,393	174,402
Edgewise Therapeutics, Inc. *	4,640	44,869
Editas Medicine, Inc. *	27,610	439,275
Eiger BioPharmaceuticals, Inc. *	16,477	143,185
Elanco Animal Health, Inc. *	193,047	3,911,132
Eli Lilly & Co.	321,908	106,129,849
Emergent BioSolutions, Inc. *	18,800	651,232
Enanta Pharmaceuticals, Inc. *	7,950	438,443
Enochian Biosciences, Inc. *	7,537	17,335
Entrada Therapeutics, Inc. *	3,500	44,800
Epizyme, Inc. *	60,000	88,800
EQRx, Inc. *(a)	91,140	496,713
Erasca, Inc. *(a)	7,423	55,969
Esperion Therapeutics, Inc. *	23,247	134,135
Eton Pharmaceuticals, Inc. *(a)	13,239	35,481
Evelo Biosciences, Inc. *	10,700	22,577
Evolus, Inc. *	13,267	163,582
SECURITY	NUMBER OF SHARES	VALUE ($)
Exact Sciences Corp. *	72,041	3,249,049
Exagen, Inc. *	4,095	30,262
Exelixis, Inc. *	130,784	2,736,001
EyePoint Pharmaceuticals, Inc. *	11,679	106,629
Fate Therapeutics, Inc. *	33,623	1,026,510
FibroGen, Inc. *	35,771	449,999
Foghorn Therapeutics, Inc. *	8,974	131,290
Forma Therapeutics Holdings, Inc. *	12,637	104,634
Fortress Biotech, Inc. *	29,965	25,788
F-star Therapeutics, Inc. *	12,327	79,509
Fulcrum Therapeutics, Inc. *	10,895	64,063
G1 Therapeutics, Inc. *	15,530	129,365
Galectin Therapeutics, Inc. *	17,413	39,353
Gelesis Holdings, Inc. *(a)	16,733	24,096
Generation Bio Co. *	16,915	107,918
Genprex, Inc. *	29,742	41,341
Geron Corp. *	172,110	327,009
Gilead Sciences, Inc.	512,268	30,608,013
Global Blood Therapeutics, Inc. *	23,733	776,544
GlycoMimetics, Inc. *	60,353	41,306
Gossamer Bio, Inc. *	26,312	295,484
GreenLight Biosciences Holdings PBC *	24,360	51,643
Gritstone bio, Inc. *	21,400	54,356
GT Biopharma, Inc. *	25,869	75,796
Halozyme Therapeutics, Inc. *	56,357	2,755,857
Harmony Biosciences Holdings, Inc. *	9,467	480,261
Harpoon Therapeutics, Inc. *	10,228	19,945
Harrow Health, Inc. *	12,577	84,517
Harvard Bioscience, Inc. *	14,274	53,670
Hepion Pharmaceuticals, Inc. *	31,535	17,029
Heron Therapeutics, Inc. *	40,824	113,491
HilleVax, Inc. *	8,662	117,110
Horizon Therapeutics plc *	94,380	7,830,709
Humacyte, Inc. *(a)	22,996	80,026
Humanigen, Inc. *(a)	17,832	6,544
Icosavax, Inc. *	4,633	32,431
Ideaya Biosciences, Inc. *	12,679	189,171
IGM Biosciences, Inc. *	4,577	73,735
Illumina, Inc. *	64,024	13,872,720
Imago Biosciences, Inc. *	3,499	56,334
Immunic, Inc. *	6,574	23,272
ImmunityBio, Inc. *(a)	25,226	98,129
ImmunoGen, Inc. *	86,212	408,645
Immunovant, Inc. *	17,821	73,423
Incyte Corp. *	76,933	5,976,155
Infinity Pharmaceuticals, Inc. *	29,948	19,038
Inhibrx, Inc. *	7,931	137,524
Inmune Bio, Inc. *	5,159	46,276
Innoviva, Inc. *	26,333	377,615
Inotiv, Inc. *	6,479	121,028
Inovio Pharmaceuticals, Inc. *	98,258	194,551
Inozyme Pharma, Inc. *	16,549	61,066
Insmed, Inc. *	50,055	1,107,217
Instil Bio, Inc. *	6,618	37,326
Intellia Therapeutics, Inc. *	29,435	1,906,211
Intercept Pharmaceuticals, Inc. *(a)	11,183	142,695
Intra-Cellular Therapies, Inc. *	35,401	1,915,902
Ionis Pharmaceuticals, Inc. *	58,768	2,207,326
Iovance Biotherapeutics, Inc. *	54,425	634,051
IQVIA Holdings, Inc. *	77,093	18,523,135
Ironwood Pharmaceuticals, Inc. *	62,885	720,033
iTeos Therapeutics, Inc. *	7,943	194,286
IVERIC bio, Inc. *	43,672	466,854
Janux Therapeutics, Inc. *(a)	4,808	59,715
Jazz Pharmaceuticals plc *	25,524	3,983,275
Johnson & Johnson	1,073,809	187,401,147
Jounce Therapeutics, Inc. *	16,599	50,959
KalVista Pharmaceuticals, Inc. *	8,852	109,322

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Karuna Therapeutics, Inc. *	9,248	1,204,552
Karyopharm Therapeutics, Inc. *	32,474	138,015
KemPharm, Inc. *(a)	11,139	62,378
Keros Therapeutics, Inc. *	5,425	174,034
Kezar Life Sciences, Inc. *	16,703	163,188
Kiniksa Pharmaceuticals Ltd., Class A *	14,437	143,071
Kinnate Biopharma, Inc. *	6,937	74,226
Kodiak Sciences, Inc. *	13,152	130,862
Kronos Bio, Inc. *	16,500	69,300
Krystal Biotech, Inc. *	8,894	645,527
Kura Oncology, Inc. *	27,974	428,282
Kymera Therapeutics, Inc. *	14,238	313,663
Larimar Therapeutics, Inc. *	4,106	7,350
Leap Therapeutics, Inc. *	32,000	33,280
Lexicon Pharmaceuticals, Inc. *	28,000	66,640
Ligand Pharmaceuticals, Inc. *	6,846	630,037
Lineage Cell Therapeutics, Inc. *(a)	45,545	74,694
Lipocine, Inc. *	50,000	37,675
Liquidia Corp. *	20,793	101,990
Lyell Immunopharma, Inc. *(a)	9,978	55,577
MacroGenics, Inc. *	24,123	75,505
Madrigal Pharmaceuticals, Inc. *	5,052	317,367
MannKind Corp. *	106,331	366,842
Maravai LifeSciences Holdings, Inc., Class A *	44,584	1,163,197
Marinus Pharmaceuticals, Inc. *	12,809	71,346
Matinas BioPharma Holdings, Inc. *	78,387	68,981
MediciNova, Inc. *	17,843	41,217
Medpace Holdings, Inc. *	11,041	1,871,781
MEI Pharma, Inc. *	50,519	24,451
Merck & Co., Inc.	1,031,786	92,179,761
Mersana Therapeutics, Inc. *	45,333	229,838
Mettler-Toledo International, Inc. *	9,239	12,470,155
MiMedx Group, Inc. *	31,423	107,467
Mirati Therapeutics, Inc. *	20,202	1,301,009
Mirum Pharmaceuticals, Inc. *	7,606	190,911
Moderna, Inc. *	141,316	23,188,542
Moleculin Biotech, Inc. *	31,454	52,528
Monte Rosa Therapeutics, Inc. *	4,528	41,069
Morphic Holding, Inc. *	12,118	320,763
Mustang Bio, Inc. *	31,286	18,146
MyMD Pharmaceuticals, Inc. *	13,965	56,139
Myovant Sciences Ltd. *	19,702	257,702
Myriad Genetics, Inc. *	33,473	883,018
NanoString Technologies, Inc. *	18,579	237,811
Natera, Inc. *	37,539	1,764,333
Nautilus Biotechnology, Inc. *	22,256	64,765
Nektar Therapeutics *	73,818	292,319
NeoGenomics, Inc. *	52,485	531,148
Neubase Therapeutics, Inc. *	29,716	31,796
Neurocrine Biosciences, Inc. *	39,196	3,689,519
NextCure, Inc. *	10,000	43,000
NGM Biopharmaceuticals, Inc. *	15,070	218,214
NightHawk Biosciences, Inc. *	9,763	22,650
Nkarta, Inc. *	10,914	147,448
Novan, Inc. *	17,180	49,994
Novavax, Inc. *	31,948	1,741,485
Nurix Therapeutics, Inc. *	20,460	326,542
Nuvalent, Inc., Class A *	3,544	52,664
Nuvation Bio, Inc. *	52,407	144,643
Ocugen, Inc. *(a)	92,871	239,607
Ocular Therapeutix, Inc. *	31,066	139,176
Ocuphire Pharma, Inc. *	14,928	27,915
Omeros Corp. *(a)	32,056	159,639
Oncocyte Corp. *	62,284	52,107
Oncternal Therapeutics, Inc. *	32,249	33,216
Opiant Pharmaceuticals, Inc. *	2,300	23,621
Optinose, Inc. *	30,651	110,957
SECURITY	NUMBER OF SHARES	VALUE ($)
Oragenics, Inc. *	100,778	35,897
Organogenesis Holdings, Inc. *	24,028	137,921
Organon & Co.	102,834	3,261,894
Orgenesis, Inc. *	9,467	17,609
Osmotica Pharmaceuticals plc *	32,713	46,780
Otonomy, Inc. *	16,843	24,085
Outlook Therapeutics, Inc. *	62,495	70,619
Ovid therapeutics, Inc. *	19,452	39,877
Oyster Point Pharma, Inc. *(a)	8,713	52,539
Pacific Biosciences of California, Inc. *	87,832	383,826
Pacira BioSciences, Inc. *	18,628	1,053,600
Palatin Technologies, Inc. *	129,279	35,797
Paratek Pharmaceuticals, Inc. *	17,405	39,857
Pardes Biosciences, Inc. *	13,159	37,108
Passage Bio, Inc. *	33,099	61,895
PDS Biotechnology Corp. *	7,907	33,842
PepGen, Inc. *	7,198	80,618
PerkinElmer, Inc.	51,849	7,941,711
Perrigo Co., plc	54,908	2,298,998
Personalis, Inc. *	14,193	52,372
Pfizer, Inc.	2,290,618	115,699,115
Phathom Pharmaceuticals, Inc. *	6,778	62,425
Phibro Animal Health Corp., Class A	8,185	160,180
Pieris Pharmaceuticals, Inc. *	35,732	62,888
Pliant Therapeutics, Inc. *	13,382	232,445
PLx Pharma, Inc. *	8,708	19,332
PMV Pharmaceuticals, Inc. *(a)	10,467	156,482
Point Biopharma Global, Inc. *	29,078	213,433
Poseida Therapeutics, Inc. *	13,528	33,685
Praxis Precision Medicines, Inc. *	13,673	48,266
Precigen, Inc. *	62,114	97,519
Precision BioSciences, Inc. *	19,968	29,353
Prestige Consumer Healthcare, Inc. *	20,071	1,210,482
Prometheus Biosciences, Inc. *	4,232	180,579
ProPhase Labs, Inc.	5,896	60,965
Protagonist Therapeutics, Inc. *	18,129	180,384
Prothena Corp. plc *	14,317	444,686
Provention Bio, Inc. *	21,027	80,323
PTC Therapeutics, Inc. *	30,448	1,326,010
Puma Biotechnology, Inc. *	28,820	84,443
Quanterix Corp. *	14,993	239,738
Quantum-Si, Inc. *	32,018	104,059
Radius Health, Inc. *	17,803	179,454
Rallybio Corp. *	5,199	48,507
Rani Therapeutics Holdings, Inc., Class A *	2,793	31,421
Rapid Micro Biosystems, Inc., Class A *	6,797	31,062
RAPT Therapeutics, Inc. *	7,603	140,047
Reata Pharmaceuticals, Inc., Class A *	11,755	360,643
Recursion Pharmaceuticals, Inc., Class A *	9,451	79,955
Regeneron Pharmaceuticals, Inc. *	44,105	25,655,437
REGENXBIO, Inc. *	14,834	465,343
Regulus Therapeutics, Inc. *	9,113	14,672
Relay Therapeutics, Inc. *	30,982	589,278
Relmada Therapeutics, Inc. *	11,539	295,398
Repligen Corp. *	21,048	4,490,801
Replimune Group, Inc. *	11,714	225,846
Revance Therapeutics, Inc. *	26,353	408,999
REVOLUTION Medicines, Inc. *	30,019	678,129
Rezolute, Inc. *	25,781	80,695
Rhythm Pharmaceuticals, Inc. *	16,923	213,230
Rigel Pharmaceuticals, Inc. *	82,091	97,688
Rocket Pharmaceuticals, Inc. *	20,736	300,672
Roivant Sciences Ltd. *(a)	36,902	146,870

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Royalty Pharma plc, Class A	146,710	6,380,418
SAB Biotherapeutics, Inc. *	16,238	17,537
Sage Therapeutics, Inc. *	21,754	748,555
Sana Biotechnology, Inc. *	34,162	228,202
Sangamo Therapeutics, Inc. *	57,765	247,812
Sarepta Therapeutics, Inc. *	35,798	3,327,424
Satsuma Pharmaceuticals, Inc. *	12,319	55,805
Savara, Inc. *	42,882	69,469
Scholar Rock Holding Corp. *	11,892	81,579
Science 37 Holdings, Inc. *	19,869	39,539
SCYNEXIS, Inc. *(a)	8,875	20,501
Seagen, Inc. *	55,168	9,929,137
Seelos Therapeutics, Inc. *	39,148	32,892
Seer, Inc. *	13,439	120,951
Selecta Biosciences, Inc. *	59,796	95,076
Seres Therapeutics, Inc. *	29,926	122,996
Sesen Bio, Inc. *	67,895	53,298
SIGA Technologies, Inc.	17,097	293,897
Silverback Therapeutics, Inc. *	18,808	97,049
Societal CDMO, Inc. *	37,047	33,735
SomaLogic, Inc. *	61,519	310,671
Sorrento Therapeutics, Inc. *(a)	178,239	463,421
Sotera Health Co. *	40,149	770,861
SpringWorks Therapeutics, Inc. *	10,688	319,357
SQZ Biotechnologies Co. *(a)	7,793	21,742
Standard BioTools, Inc. *	27,127	39,334
Stoke Therapeutics, Inc. *	9,346	138,227
Supernus Pharmaceuticals, Inc. *	22,262	706,819
Surface Oncology, Inc. *	12,172	20,814
Surrozen, Inc. *	8,548	21,797
Sutro Biopharma, Inc. *	23,381	136,779
Synaptogenix, Inc. *	4,572	29,627
Syndax Pharmaceuticals, Inc. *	21,112	430,051
Syneos Health, Inc. *	42,088	3,330,844
Synlogic, Inc. *	25,000	24,403
Synthetic Biologics, Inc. *	13,567	19,536
T2 Biosystems, Inc. *	170,096	20,514
Talaris Therapeutics, Inc. *	3,539	15,749
Tango Therapeutics, Inc. *	24,311	99,432
Tarsus Pharmaceuticals, Inc. *	5,751	86,380
TCR2 Therapeutics, Inc. *	13,931	44,301
Tenaya Therapeutics, Inc. *	4,937	23,549
TFF Pharmaceuticals, Inc. *	11,966	62,343
TG Therapeutics, Inc. *	53,453	320,183
Theravance Biopharma, Inc. *	24,661	216,770
Thermo Fisher Scientific, Inc.	159,721	95,578,644
Theseus Pharmaceuticals, Inc. *	6,000	43,260
Travere Therapeutics, Inc. *	22,407	527,461
Trevena, Inc. *	93,743	23,258
Trevi Therapeutics, Inc. *	12,557	38,424
Tricida, Inc. *(a)	15,531	142,264
Turning Point Therapeutics, Inc. *	20,129	1,509,272
Twist Bioscience Corp. *	23,587	1,031,695
Tyme Technologies, Inc. *	106,584	31,389
Tyra Biosciences, Inc. *	4,200	44,730
Ultragenyx Pharmaceutical, Inc. *	28,884	1,538,940
uniQure N.V. *	14,271	361,770
United Therapeutics Corp. *	18,591	4,295,822
UNITY Biotechnology, Inc. *	45,951	30,484
Vanda Pharmaceuticals, Inc. *	24,287	261,814
Vaxart, Inc. *	53,313	196,192
Vaxcyte, Inc. *	14,448	333,460
VBI Vaccines, Inc. *	95,399	81,156
Ventyx Biosciences, Inc. *(a)	5,000	75,550
Vera Therapeutics, Inc. *	4,235	73,054
Veracyte, Inc. *	30,348	799,366
Verastem, Inc. *	75,269	80,538
Vericel Corp. *	18,920	615,657
Vertex Pharmaceuticals, Inc. *	104,414	29,278,730
SECURITY	NUMBER OF SHARES	VALUE ($)
Verve Therapeutics, Inc. *(a)	9,280	228,474
Viatris, Inc.	493,105	4,778,187
Viking Therapeutics, Inc. *	44,466	133,843
Vir Biotechnology, Inc. *	30,375	844,729
Viridian Therapeutics, Inc. *(a)	11,545	152,856
VistaGen Therapeutics, Inc. *	112,808	16,143
Voyager Therapeutics, Inc. *	12,446	83,388
Waters Corp. *	24,573	8,945,309
WaVe Life Sciences Ltd. *	37,898	96,261
West Pharmaceutical Services, Inc.	30,184	10,370,015
XBiotech, Inc. *	10,477	54,166
Xencor, Inc. *	24,000	688,560
Xeris Biopharma Holdings, Inc. *(a)	47,467	67,403
XOMA Corp. *	4,338	101,943
Y-mAbs Therapeutics, Inc. *	13,495	210,387
Zentalis Pharmaceuticals, Inc. *	19,027	555,588
Zoetis, Inc.	192,401	35,122,803
Zynerba Pharmaceuticals, Inc. *	37,596	42,859
		1,376,336,298

Real Estate 3.6%
Acadia Realty Trust	40,417	692,343
Agree Realty Corp.	30,502	2,427,654
Alexander & Baldwin, Inc.	28,776	572,930
Alexander's, Inc.	799	194,564
Alexandria Real Estate Equities, Inc.	60,928	10,100,644
Alpine Income Property Trust, Inc.	4,623	86,311
Altisource Portfolio Solutions S.A. *	6,396	74,066
American Assets Trust, Inc.	21,772	658,168
American Campus Communities, Inc.	56,874	3,715,010
American Homes 4 Rent, Class A	120,346	4,558,706
American Tower Corp.	189,606	51,350,993
Americold Realty Trust, Inc.	109,630	3,590,383
Anywhere Real Estate, Inc. *	48,041	477,047
Apartment Income REIT Corp.	64,516	2,925,155
Apartment Investment & Management Co., Class A *	58,899	490,040
Apple Hospitality REIT, Inc.	87,216	1,454,763
Armada Hoffler Properties, Inc.	28,123	398,784
Ashford Hospitality Trust, Inc. *	17,079	148,929
AvalonBay Communities, Inc.	57,374	12,274,594
Bluerock Residential Growth REIT, Inc.	10,504	275,940
Boston Properties, Inc.	58,404	5,324,109
Braemar Hotels & Resorts, Inc.	24,766	128,536
Brandywine Realty Trust	69,309	648,039
Brixmor Property Group, Inc.	121,216	2,809,787
Broadstone Net Lease, Inc.	69,502	1,575,610
BRT Apartments Corp.	5,530	127,135
Camden Property Trust	43,542	6,143,776
CareTrust REIT, Inc.	40,241	830,977
CatchMark Timber Trust, Inc., Class A	21,454	241,143
CBRE Group, Inc., Class A	132,962	11,384,206
Cedar Realty Trust, Inc.	4,511	131,090
Centerspace	6,268	538,359
Chatham Lodging Trust *	22,699	276,020
City Office REIT, Inc.	16,407	231,339
Clipper Realty, Inc.	5,283	47,600
Community Healthcare Trust, Inc.	10,035	390,863
Corporate Office Properties Trust	45,685	1,286,033
Cousins Properties, Inc.	61,484	1,896,781
Creative Media & Community Trust Corp.	10,071	71,001
Crown Castle International Corp.	176,755	31,932,558
CTO Realty Growth, Inc.	7,821	165,805
CubeSmart	91,154	4,181,234
Cushman & Wakefield plc *	60,609	1,018,231

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
DiamondRock Hospitality Co. *	88,294	819,368
Digital Realty Trust, Inc.	116,067	15,373,074
DigitalBridge Group, Inc. *	244,145	1,337,915
Diversified Healthcare Trust	96,849	167,549
Doma Holdings, Inc. *	67,354	49,977
Douglas Elliman, Inc.	26,736	160,416
Douglas Emmett, Inc.	74,003	1,749,431
Duke Realty Corp.	156,706	9,803,527
Easterly Government Properties, Inc.	38,052	771,314
EastGroup Properties, Inc.	16,905	2,882,979
Empire State Realty Trust, Inc., Class A	58,131	495,857
EPR Properties	30,635	1,648,469
Equinix, Inc.	37,214	26,188,980
Equity Commonwealth *	45,821	1,285,279
Equity LifeStyle Properties, Inc.	70,475	5,181,322
Equity Residential	139,675	10,949,123
Essential Properties Realty Trust, Inc.	53,386	1,287,670
Essex Property Trust, Inc.	26,738	7,661,239
eXp World Holdings, Inc. (a)	27,650	410,879
Extra Space Storage, Inc.	54,943	10,412,797
Farmland Partners, Inc.	13,606	201,913
Federal Realty OP LP	28,861	3,048,010
First Industrial Realty Trust, Inc.	53,825	2,796,209
Forestar Group, Inc. *	6,845	94,735
Four Corners Property Trust, Inc.	31,340	916,068
Franklin Street Properties Corp.	36,290	137,539
FRP Holdings, Inc. *	2,400	141,600
Gaming & Leisure Properties, Inc.	95,735	4,977,263
Getty Realty Corp.	15,982	468,912
Gladstone Commercial Corp.	16,360	342,742
Gladstone Land Corp.	12,206	330,905
Global Medical REIT, Inc.	26,096	317,849
Global Net Lease, Inc.	40,979	618,373
Healthcare Realty Trust, Inc.	155,740	4,088,175
Healthpeak Properties, Inc.	220,178	6,083,518
Hersha Hospitality Trust *	15,131	152,520
Highwoods Properties, Inc.	43,773	1,557,006
Host Hotels & Resorts, Inc.	291,495	5,191,526
Hudson Pacific Properties, Inc.	60,193	905,303
Independence Realty Trust, Inc.	90,023	1,998,511
Indus Realty Trust, Inc.	2,529	154,471
Industrial Logistics Properties Trust	25,951	260,289
Innovative Industrial Properties, Inc.	11,457	1,104,569
InvenTrust Properties Corp.	27,718	794,675
Invitation Homes, Inc.	249,185	9,725,691
Iron Mountain, Inc.	118,765	5,758,915
iStar, Inc.	34,333	573,704
JBG SMITH Properties	46,063	1,171,843
Jones Lang LaSalle, Inc. *	19,755	3,766,686
Kennedy-Wilson Holdings, Inc.	50,096	1,034,983
Kilroy Realty Corp.	43,034	2,331,582
Kimco Realty Corp.	251,429	5,559,095
Kite Realty Group Trust	88,731	1,764,860
Lamar Advertising Co., Class A	35,625	3,600,262
Life Storage, Inc.	34,189	4,304,053
LTC Properties, Inc.	16,483	690,638
LXP Industrial Trust	119,001	1,305,441
Marcus & Millichap, Inc.	10,209	417,752
Maui Land & Pineapple Co., Inc. *	3,498	33,266
Medical Properties Trust, Inc.	246,334	4,246,798
Mid-America Apartment Communities, Inc.	46,993	8,728,010
National Health Investors, Inc.	18,522	1,200,966
National Retail Properties, Inc.	71,250	3,392,213
National Storage Affiliates Trust	33,770	1,851,947
NETSTREIT Corp.	20,014	410,287
New Century Financial Corp. *(b)	3,600	0
New York City REIT, Inc., Class A	6,185	23,070
SECURITY	NUMBER OF SHARES	VALUE ($)
Newmark Group, Inc., Class A	63,446	723,284
NexPoint Residential Trust, Inc.	9,644	641,712
Offerpad Solutions, Inc. *(a)	27,533	58,095
Office Properties Income Trust	20,035	416,327
Omega Healthcare Investors, Inc.	96,041	2,977,271
One Liberty Properties, Inc.	6,163	171,023
Opendoor Technologies, Inc. *	157,733	774,469
Orion Office REIT, Inc.	24,022	262,801
Outfront Media, Inc.	58,612	1,081,978
Paramount Group, Inc.	65,064	510,752
Park Hotels & Resorts, Inc.	96,763	1,508,535
Pebblebrook Hotel Trust	54,296	1,062,030
Phillips Edison & Co., Inc.	45,736	1,556,853
Physicians Realty Trust	90,146	1,601,894
Piedmont Office Realty Trust, Inc., Class A	49,325	678,712
Plymouth Industrial REIT, Inc.	17,752	341,904
Postal Realty Trust, Inc., Class A	7,337	123,849
PotlatchDeltic Corp.	28,075	1,376,517
Power REIT *	1,270	19,609
Presidio Property Trust, Inc., Class A	8,865	28,457
Prologis, Inc.	302,119	40,048,895
Public Storage	62,269	20,325,224
Rayonier, Inc.	59,302	2,238,651
RE/MAX Holdings, Inc., Class A	9,310	235,915
Realty Income Corp.	244,837	18,115,490
Redfin Corp. *	46,168	401,662
Regency Centers Corp.	63,366	4,082,671
Retail Opportunity Investments Corp.	49,679	867,395
Rexford Industrial Realty, Inc.	66,854	4,372,920
RLJ Lodging Trust	69,583	869,092
RPT Realty	33,736	366,710
Ryman Hospitality Properties, Inc. *	22,226	1,967,890
Sabra Health Care REIT, Inc.	95,077	1,463,235
Safehold, Inc.	6,687	285,134
Saul Centers, Inc.	5,768	301,551
SBA Communications Corp.	44,060	14,794,907
Seritage Growth Properties, Class A *	17,429	209,497
Service Properties Trust	69,542	454,805
Simon Property Group, Inc.	134,106	14,569,276
SITE Centers Corp.	74,504	1,088,503
SL Green Realty Corp.	25,750	1,278,488
Spirit Realty Capital, Inc.	54,385	2,411,431
STAG Industrial, Inc.	73,599	2,412,575
STORE Capital Corp.	102,035	2,961,056
Stratus Properties, Inc. *	3,398	107,615
Summit Hotel Properties, Inc. *	47,221	370,685
Sun Communities, Inc.	49,689	8,147,008
Sunstone Hotel Investors, Inc. *	87,253	988,576
Tanger Factory Outlet Centers, Inc.	42,171	686,122
Tejon Ranch Co. *	11,108	183,504
Terreno Realty Corp.	31,742	1,988,636
The Howard Hughes Corp. *	15,694	1,112,548
The Macerich Co.	89,804	952,820
The Necessity Retail REIT, Inc.	54,360	423,464
The RMR Group, Inc., Class A	6,145	177,652
The St. Joe Co.	13,049	548,319
Transcontinental Realty Investors, Inc. *	851	36,806
Trinity Place Holdings, Inc. *	31,763	33,351
UDR, Inc.	122,146	5,911,866
UMH Properties, Inc.	22,187	472,805
Uniti Group, Inc.	99,003	987,060
Universal Health Realty Income Trust	4,762	256,672
Urban Edge Properties	45,352	745,133
Urstadt Biddle Properties, Inc., Class A	13,664	251,418
Ventas, Inc.	163,290	8,781,736
Veris Residential, Inc. *	32,057	447,195

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
VICI Properties, Inc.	391,764	13,394,411
Vornado Realty Trust	65,197	1,981,337
Washington Real Estate Investment Trust	36,405	807,099
Welltower, Inc.	185,436	16,010,544
WeWork, Inc., Class A *(a)	88,409	421,711
Weyerhaeuser Co.	302,716	10,994,645
Whitestone REIT	20,066	225,341
WP Carey, Inc.	78,919	7,047,467
Xenia Hotels & Resorts, Inc. *	46,347	761,018
Zillow Group, Inc., Class A *	14,933	522,655
Zillow Group, Inc., Class C *	66,716	2,327,054
		605,202,482

Retailing 5.7%
1-800-Flowers.com, Inc., Class A *	11,856	118,204
Abercrombie & Fitch Co., Class A *	21,678	386,085
Academy Sports & Outdoors, Inc.	34,739	1,494,819
Advance Auto Parts, Inc.	24,998	4,840,113
Amazon.com, Inc. *	3,571,023	481,909,554
American Eagle Outfitters, Inc.	61,153	736,282
America's Car-Mart, Inc. *	2,893	299,628
Arhaus, Inc. *	5,100	28,101
Arko Corp.	25,063	228,825
Asbury Automotive Group, Inc. *	9,135	1,567,931
AutoNation, Inc. *	14,416	1,711,756
AutoZone, Inc. *	8,100	17,312,859
BARK, Inc. *	31,805	45,481
Barnes & Noble Education, Inc. *	11,885	32,208
Bath & Body Works, Inc.	96,860	3,442,404
Bed Bath & Beyond, Inc. *(a)	34,253	172,293
Best Buy Co., Inc.	82,823	6,376,543
Big 5 Sporting Goods Corp. (a)	7,723	99,318
Big Lots, Inc.	11,917	240,604
Boot Barn Holdings, Inc. *	11,796	734,891
Boxed, Inc. *(a)	22,035	41,426
Brilliant Earth Group, Inc., Class A *	4,000	25,040
Build-A-Bear Workshop, Inc.	6,224	99,397
Burlington Stores, Inc. *	26,928	3,800,349
Caleres, Inc.	14,963	371,382
Camping World Holdings, Inc., Class A (a)	15,765	426,286
CarMax, Inc. *	65,663	6,536,095
CarParts.com, Inc. *	17,830	142,283
Carvana Co. *	39,719	1,157,809
Chewy, Inc., Class A *(a)	37,157	1,442,063
Chico's FAS, Inc. *	51,645	259,258
Citi Trends, Inc. *	3,328	81,802
Conn's, Inc. *	7,390	69,614
ContextLogic, Inc., Class A *	140,499	210,749
Designer Brands, Inc., Class A	25,158	363,030
Destination XL Group, Inc. *	14,623	60,539
Dick's Sporting Goods, Inc.	23,568	2,205,729
Dillard's, Inc., Class A	1,500	341,025
Dollar General Corp.	93,425	23,209,573
Dollar Tree, Inc. *	91,927	15,201,049
DoorDash, Inc., Class A *	67,974	4,741,187
Duluth Holdings, Inc., Class B *	5,930	57,165
eBay, Inc.	229,729	11,171,721
Etsy, Inc. *	51,706	5,362,946
EVgo, Inc. *(a)	28,647	256,964
Express, Inc. *	28,996	49,003
Five Below, Inc. *	22,897	2,909,522
Floor & Decor Holdings, Inc., Class A *	43,369	3,494,240
Foot Locker, Inc.	34,221	970,850
Franchise Group, Inc.	11,469	377,674
Funko, Inc., Class A *	11,621	304,586
SECURITY	NUMBER OF SHARES	VALUE ($)
GameStop Corp., Class A *(a)	101,322	3,445,961
Genesco, Inc. *	5,301	297,121
Genuine Parts Co.	57,711	8,822,281
Group 1 Automotive, Inc.	6,722	1,189,256
Groupon, Inc. *(a)	8,149	86,379
GrowGeneration Corp. *	25,514	123,743
Guess?, Inc. (a)	14,753	278,979
Haverty Furniture Cos., Inc.	5,993	163,789
Hibbett, Inc.	5,232	245,485
iMedia Brands, Inc. *	5,763	9,048
JOANN, Inc. (a)	5,197	46,981
Kirkland's, Inc. *(a)	6,028	18,747
Kohl's Corp.	52,243	1,522,361
Lands' End, Inc. *	4,426	56,432
Lazydays Holdings, Inc. *	2,659	36,216
Leslie's, Inc. *	57,150	866,394
Liquidity Services, Inc. *	10,485	211,063
Lithia Motors, Inc.	11,722	3,109,612
LKQ Corp.	105,919	5,808,598
LL Flooring Holdings, Inc. *	15,823	158,863
Lowe’s Cos., Inc.	269,526	51,622,315
Lulu's Fashion Lounge Holdings, Inc. *	2,659	14,890
Macy's, Inc.	115,524	2,038,999
MarineMax, Inc. *	8,793	359,106
Monro, Inc.	13,330	668,500
Murphy USA, Inc.	9,167	2,606,728
National Vision Holdings, Inc. *	32,814	956,200
Nordstrom, Inc.	46,290	1,088,278
Ollie's Bargain Outlet Holdings, Inc. *	23,953	1,412,029
OneWater Marine, Inc., Class A *	4,097	148,475
O'Reilly Automotive, Inc. *	26,838	18,882,948
Overstock.com, Inc. *	17,582	509,878
Party City Holdco, Inc. *	42,981	48,998
Penske Automotive Group, Inc.	11,932	1,366,095
Petco Health & Wellness Co., Inc. *	33,512	466,487
PetMed Express, Inc.	8,051	175,673
Polished.Com, Inc. *	39,276	46,346
Pool Corp.	16,373	5,856,622
Porch Group, Inc. *	28,391	54,795
Poshmark, Inc., Class A *	18,105	195,353
Quotient Technology, Inc. *	36,556	101,260
Qurate Retail, Inc., Class A	145,107	396,142
Rent the Runway, Inc., Class A *(a)	7,000	31,080
Rent-A-Center, Inc.	22,343	525,731
Revolve Group, Inc. *	16,774	475,040
RH *	7,242	2,023,632
Ross Stores, Inc.	143,949	11,697,296
RumbleON, Inc., Class B *	3,322	55,477
Sally Beauty Holdings, Inc. *	43,486	555,751
Shoe Carnival, Inc.	6,398	139,540
Signet Jewelers Ltd.	19,313	1,177,320
Sleep Number Corp. *	9,204	414,732
Sonic Automotive, Inc., Class A	7,938	332,205
Sportsman's Warehouse Holdings, Inc. *	18,342	180,852
Stitch Fix, Inc., Class A *	32,183	192,133
Target Corp.	188,702	30,830,133
The Aaron's Co., Inc.	12,845	167,242
The Buckle, Inc.	12,022	363,064
The Cato Corp., Class A	7,948	98,158
The Children's Place, Inc. *	5,926	256,833
The Container Store Group, Inc. *	14,357	107,103
The Gap, Inc.	87,050	837,421
The Home Depot, Inc.	421,553	126,862,160
The ODP Corp. *	17,930	650,859
The RealReal, Inc. *	31,331	73,001
The TJX Cos., Inc.	479,552	29,329,400
ThredUp, Inc., Class A *	20,108	45,243

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tile Shop Holdings, Inc.	15,152	50,456
Tilly's, Inc., Class A	9,759	73,876
Torrid Holdings, Inc. *(a)	4,414	17,921
Tractor Supply Co.	45,671	8,745,083
TravelCenters of America, Inc. *	4,602	191,995
Ulta Beauty, Inc. *	21,308	8,286,894
Urban Outfitters, Inc. *	26,352	539,689
Victoria's Secret & Co. *	28,260	1,044,490
Vivid Seats, Inc., Class A	9,000	75,240
Volta, Inc. *(a)	46,753	86,026
Vroom, Inc. *	52,000	77,480
Warby Parker, Inc., Class A *(a)	3,953	48,978
Wayfair, Inc., Class A *(a)	32,554	1,754,986
Weyco Group, Inc.	3,125	82,313
Williams-Sonoma, Inc.	28,451	4,108,893
Winmark Corp.	1,169	259,693
Xometry, Inc., Class A *	4,266	162,108
Zumiez, Inc. *	6,961	180,986
		956,240,194

Semiconductors & Semiconductor Equipment 5.1%
ACM Research, Inc., Class A *	13,968	235,780
Advanced Micro Devices, Inc. *	661,294	62,472,444
Aehr Test Systems *	10,009	114,203
Allegro MicroSystems, Inc. *	22,342	554,752
Alpha & Omega Semiconductor Ltd. *	8,697	365,361
Ambarella, Inc. *	15,811	1,368,442
Amkor Technology, Inc.	40,052	807,849
Amtech Systems, Inc. *	6,347	49,634
Analog Devices, Inc.	213,631	36,735,987
Applied Materials, Inc.	360,577	38,213,950
Atomera, Inc. *	8,289	96,816
Axcelis Technologies, Inc. *	13,316	936,514
AXT, Inc. *	15,887	139,329
Broadcom, Inc.	166,562	89,190,620
CEVA, Inc. *	9,184	341,920
Cirrus Logic, Inc. *	23,340	1,994,636
Cohu, Inc. *	20,399	583,003
Credo Technology Group Holding Ltd. *(a)	8,264	132,637
CyberOptics Corp. *	3,541	144,012
Diodes, Inc. *	18,025	1,466,694
eMagin Corp. *	21,824	17,595
Enphase Energy, Inc. *	55,049	15,643,825
Entegris, Inc.	60,945	6,697,857
Everspin Technologies, Inc. *	9,720	59,389
First Solar, Inc. *	40,312	3,997,741
FormFactor, Inc. *	31,997	1,137,813
GSI Technology, Inc. *	17,469	71,623
Ichor Holdings Ltd. *	12,049	376,652
Impinj, Inc. *	8,106	689,172
indie Semiconductor, Inc., Class A *	28,439	204,761
Intel Corp.	1,668,133	60,569,909
inTEST Corp. *	4,591	38,932
KLA Corp.	60,787	23,314,246
Kopin Corp. *	40,189	71,135
Kulicke & Soffa Industries, Inc.	23,654	1,138,230
Lam Research Corp.	56,667	28,362,400
Lattice Semiconductor Corp. *	56,590	3,480,285
MACOM Technology Solutions Holdings, Inc. *	21,011	1,217,377
Marvell Technology, Inc.	347,247	19,334,713
MaxLinear, Inc. *	28,433	1,148,978
Meta Materials, Inc. *	104,113	93,702
Microchip Technology, Inc.	226,556	15,600,646
Micron Technology, Inc.	455,621	28,184,715
MKS Instruments, Inc.	22,736	2,687,395
Monolithic Power Systems, Inc.	18,020	8,374,254
SECURITY	NUMBER OF SHARES	VALUE ($)
Navitas Semiconductor Corp. *	34,387	179,500
NeoPhotonics Corp. *	20,669	330,497
NVE Corp.	1,912	105,007
NVIDIA Corp.	1,021,895	185,606,789
NXP Semiconductors N.V.	107,284	19,727,382
ON Semiconductor Corp. *	177,571	11,858,191
Onto Innovation, Inc. *	19,888	1,655,676
PDF Solutions, Inc. *	12,456	336,063
Photronics, Inc. *	25,270	601,679
Pixelworks, Inc. *	21,959	50,725
Power Integrations, Inc.	23,718	2,016,267
Qorvo, Inc. *	44,558	4,637,151
QUALCOMM, Inc.	457,063	66,301,559
Rambus, Inc. *	45,028	1,138,308
Rigetti Computing, Inc. *	30,086	133,281
Rockley Photonics Holdings Ltd. *(a)	41,332	105,810
Semtech Corp. *	25,993	1,620,144
Silicon Laboratories, Inc. *	15,088	2,225,178
SiTime Corp. *	6,332	1,177,625
SkyWater Technology, Inc. *(a)	2,749	36,947
Skyworks Solutions, Inc.	65,673	7,150,476
SMART Global Holdings, Inc. *	20,089	394,146
SolarEdge Technologies, Inc. *	22,655	8,158,745
SunPower Corp. *	33,779	688,078
Synaptics, Inc. *	16,128	2,337,754
Teradyne, Inc.	65,426	6,600,829
Texas Instruments, Inc.	375,903	67,245,288
Ultra Clean Holdings, Inc. *	18,706	628,522
Universal Display Corp.	17,720	2,045,951
Veeco Instruments, Inc. *	19,892	433,646
Wolfspeed, Inc. *	50,535	4,209,566
		858,194,708

Software & Services 13.4%
8x8, Inc. *	52,591	257,170
A10 Networks, Inc.	23,800	354,858
Accenture plc, Class A	258,377	79,130,540
ACI Worldwide, Inc. *	46,724	1,333,036
Adobe, Inc. *	192,817	79,078,108
Affirm Holdings, Inc. *	67,755	1,818,544
AgileThought, Inc. *	8,500	37,825
Agilysys, Inc. *	8,166	394,418
Akamai Technologies, Inc. *	65,219	6,275,372
Alarm.com Holdings, Inc. *	18,610	1,317,030
ALJ Regional Holdings, Inc. *	13,352	27,505
Altair Engineering, Inc., Class A *	21,241	1,251,307
Alteryx, Inc., Class A *	24,835	1,202,759
American Software, Inc., Class A	13,798	246,708
Amplitude, Inc., Class A *	10,693	158,043
ANSYS, Inc. *	35,540	9,915,305
Appfolio, Inc., Class A *	8,247	839,627
Appian Corp. *	16,978	823,942
AppLovin Corp., Class A *	14,276	507,369
Arteris, Inc. *	3,107	25,042
Asana, Inc., Class A *	33,775	652,533
Aspen Technology, Inc. *	11,497	2,346,423
Asure Software, Inc. *	7,413	42,254
AudioEye, Inc. *	4,308	22,832
Autodesk, Inc. *	88,867	19,223,709
Automatic Data Processing, Inc.	170,378	41,081,543
Avalara, Inc. *	35,877	3,136,367
Avaya Holdings Corp. *	37,042	33,286
AvePoint, Inc. *	34,675	174,415
AvidXchange Holdings, Inc. *	9,796	70,727
Backblaze, Inc., Class A *	5,377	30,219
Benefitfocus, Inc. *	12,031	101,903
Bentley Systems, Inc., Class B	76,921	3,046,072
BigCommerce Holdings, Inc. *	23,831	372,955

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bill.com Holdings, Inc. *	37,734	5,097,109
Black Knight, Inc. *	64,052	4,206,935
Blackbaud, Inc. *	18,530	1,136,260
Blackline, Inc. *	21,641	1,368,144
Blend Labs, Inc., Class A *	8,162	21,548
Block, Inc. *	206,129	15,678,172
Box, Inc., Class A *	59,314	1,686,890
Braze, Inc., Class A *	4,247	184,617
Brightcove, Inc. *	15,409	91,684
Broadridge Financial Solutions, Inc.	47,813	7,676,377
BTRS Holdings, Inc., Class A *	33,053	213,192
C3.ai, Inc., Class A *	30,311	558,026
Cadence Design Systems, Inc. *	112,593	20,951,305
Cantaloupe, Inc. *	26,721	162,196
Cass Information Systems, Inc.	4,994	182,081
CCC Intelligent Solutions Holdings, Inc. *	23,894	238,701
Cerberus Cyber Sentinel Corp. *	16,788	53,889
Cerence, Inc. *	16,591	467,368
Ceridian HCM Holding, Inc. *	56,333	3,085,358
ChannelAdvisor Corp. *	13,238	195,128
Cipher Mining, Inc. *	16,000	27,520
Citrix Systems, Inc.	50,877	5,159,437
Cleanspark, Inc. *(a)	17,826	71,126
Clear Secure, Inc., Class A *	5,091	128,904
Clearwater Analytics Holdings, Inc., Class A *	16,465	210,423
Cloudflare, Inc., Class A *	114,336	5,753,388
Cognizant Technology Solutions Corp., Class A	212,633	14,450,539
CommVault Systems, Inc. *	18,396	1,031,832
Computer Task Group, Inc. *	7,864	68,495
Concentrix Corp.	17,511	2,342,271
Conduent, Inc. *	68,566	319,518
Confluent, Inc., Class A *	47,833	1,217,350
Consensus Cloud Solutions, Inc. *	6,148	332,176
Core Scientific, Inc. *	91,983	230,877
CoreCard Corp. *	2,218	52,833
Couchbase, Inc. *	3,231	49,208
Coupa Software, Inc. *	30,727	2,010,160
Crowdstrike Holdings, Inc., Class A *	86,927	15,959,797
CS Disco, Inc. *	4,679	114,823
CSG Systems International, Inc.	12,701	828,740
Cvent Holding Corp. *(a)	28,902	180,348
Cyxtera Technologies, Inc. *	14,196	173,049
Datadog, Inc., Class A *	105,023	10,713,396
Dave, Inc. *(a)	68,829	47,492
Digimarc Corp. *	5,752	88,063
Digital Turbine, Inc. *	36,295	728,441
DigitalOcean Holdings, Inc. *	7,266	297,761
DocuSign, Inc. *	81,334	5,203,749
Dolby Laboratories, Inc., Class A	26,144	2,023,546
Domo, Inc., Class B *	11,799	330,490
Dropbox, Inc., Class A *	108,339	2,463,629
Duck Creek Technologies, Inc. *	30,427	419,893
DXC Technology Co. *	99,534	3,145,274
Dynatrace, Inc. *	80,141	3,015,706
E2open Parent Holdings, Inc. *	72,014	486,095
Ebix, Inc.	10,319	244,148
Edgio, Inc. *	50,335	127,348
eGain Corp. *	7,634	67,637
Elastic N.V. *	30,382	2,427,218
Embark Technology, Inc. *	76,737	34,992
Enfusion, Inc., Class A *	7,152	82,248
Envestnet, Inc. *	22,233	1,295,517
EPAM Systems, Inc. *	23,410	8,175,943
Euronet Worldwide, Inc. *	20,540	2,018,466
Everbridge, Inc. *	16,799	422,327
EverCommerce, Inc. *	7,505	86,157
SECURITY	NUMBER OF SHARES	VALUE ($)
EVERTEC, Inc.	24,062	938,177
Evo Payments, Inc., Class A *	19,138	523,233
Exela Technologies, Inc. *	7,569	10,748
ExlService Holdings, Inc. *	13,619	2,293,031
Expensify, Inc., Class A *	3,629	72,435
Fair Isaac Corp. *	10,585	4,890,588
Fastly, Inc., Class A *	47,725	542,633
Fidelity National Information Services, Inc.	249,400	25,478,704
Fiserv, Inc. *	237,390	25,087,375
Five9, Inc. *	28,352	3,065,418
FleetCor Technologies, Inc. *	31,618	6,958,806
Flywire Corp. *	4,307	101,042
ForgeRock, Inc., Class A *(a)	12,643	256,274
Fortinet, Inc. *	271,960	16,222,414
Freshworks, Inc., Class A *	43,902	575,555
Gartner, Inc. *	32,883	8,729,779
Genpact Ltd.	69,933	3,362,379
Gitlab, Inc., Class A *	14,950	858,130
Global Payments, Inc.	114,763	14,037,810
GoDaddy, Inc., Class A *	65,774	4,879,115
GreenBox POS *	10,419	8,583
Greenidge Generation Holdings, Inc. *	254	757
Grid Dynamics Holdings, Inc. *	18,149	342,472
Guidewire Software, Inc. *	34,292	2,665,174
HashiCorp, Inc., Class A *	13,172	477,353
HubSpot, Inc. *	18,462	5,686,296
I3 Verticals, Inc., Class A *	8,999	244,143
Informatica, Inc., Class A *(a)	12,794	292,983
Information Services Group, Inc.	16,112	120,196
Innodata, Inc. *	7,993	45,640
Intapp, Inc. *	4,153	63,001
InterDigital, Inc.	12,475	765,840
International Business Machines Corp.	366,887	47,985,151
International Money Express, Inc. *	13,887	333,843
Intrusion, Inc. *	5,866	23,288
Intuit, Inc.	115,481	52,678,968
Ipsidy, Inc. *	7,100	22,152
IronNet, Inc. *(a)	13,000	28,860
Issuer Direct Corp. *	1,318	32,937
Jack Henry & Associates, Inc.	29,737	6,178,457
Jamf Holding Corp. *	22,780	556,743
KnowBe4, Inc., Class A *	30,817	440,375
Kyndryl Holdings, Inc. *	77,339	809,739
Latch, Inc. *	34,810	41,772
LivePerson, Inc. *	29,329	400,048
LiveRamp Holdings, Inc. *	27,198	723,739
LiveVox Holdings, Inc. *	16,128	26,611
Mandiant, Inc. *	96,936	2,208,202
Manhattan Associates, Inc. *	25,752	3,622,534
Marathon Digital Holdings, Inc. *(a)	44,384	576,548
Marqeta, Inc., Class A *	148,328	1,422,466
Mastercard, Inc., Class A	350,382	123,961,648
Matterport, Inc. *(a)	91,473	388,760
Maximus, Inc.	24,920	1,665,902
MeridianLink, Inc. *	5,337	90,996
Microsoft Corp.	3,052,363	856,920,389
MicroStrategy, Inc., Class A *(a)	3,740	1,069,864
Mitek Systems, Inc. *	18,641	202,814
Model N, Inc. *	13,056	327,967
Momentive Global, Inc. *	51,553	445,933
MoneyGram International, Inc. *	42,622	433,040
MongoDB, Inc. *	27,657	8,641,983
N-Able, Inc. *	32,306	317,245
nCino, Inc. *	23,566	760,946
NCR Corp. *	55,441	1,799,060
New Relic, Inc. *	24,113	1,462,936

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
NextNav, Inc. *(a)	7,000	19,320
NortonLifeLock, Inc.	237,164	5,817,633
Nutanix, Inc., Class A *	92,241	1,395,606
Okta, Inc. *	61,358	6,040,695
Olo, Inc., Class A *	37,955	406,498
OMNIQ Corp. *	3,906	30,311
ON24, Inc. *	3,135	30,127
OneSpan, Inc. *	17,631	195,175
Oracle Corp.	642,476	50,010,332
PagerDuty, Inc. *	31,565	818,480
Palantir Technologies, Inc., Class A *	664,708	6,879,728
Palo Alto Networks, Inc. *	40,200	20,063,820
Park City Group, Inc. *	6,299	32,062
Paya Holdings, Inc. *	32,804	229,300
Paychex, Inc.	131,044	16,810,324
Paycom Software, Inc. *	19,810	6,547,007
Paycor HCM, Inc. *	12,394	330,796
Paylocity Holding Corp. *	16,171	3,330,094
Paymentus Holdings, Inc., Class A *	4,651	67,672
Payoneer Global, Inc. *	82,495	440,523
PayPal Holdings, Inc. *	473,293	40,954,043
Paysign, Inc. *	18,698	35,900
Pegasystems, Inc.	17,128	687,689
Perficient, Inc. *	14,160	1,494,163
PFSweb, Inc. *	6,123	66,802
Phunware, Inc. *(a)	26,099	38,366
Ping Identity Holding Corp. *	25,555	438,268
Priority Technology Holdings, Inc. *	9,469	42,516
Progress Software Corp.	18,097	849,835
PROS Holdings, Inc. *	17,218	419,603
PTC, Inc. *	43,062	5,312,990
Q2 Holdings, Inc. *	23,269	1,021,509
Qualtrics International, Inc., Class A *	43,174	550,469
Qualys, Inc. *	13,550	1,657,436
Quantum Computing, Inc. *	10,216	31,363
Rackspace Technology, Inc. *	24,535	165,366
Rapid7, Inc. *	23,968	1,533,233
Rekor Systems, Inc. *	11,734	21,239
Repay Holdings Corp. *	32,506	435,580
Rimini Street, Inc. *	10,222	71,758
RingCentral, Inc., Class A *	34,808	1,722,648
Riot Blockchain, Inc. *(a)	45,500	333,060
Roper Technologies, Inc.	43,175	18,853,227
Sabre Corp. *	132,063	812,187
SailPoint Technologies Holdings, Inc. *	38,259	2,439,776
Salesforce, Inc. *	405,566	74,632,255
Samsara, Inc., Class A *	28,537	412,645
SecureWorks Corp., Class A *	5,067	50,315
SEMrush Holdings, Inc., Class A *	13,062	158,834
SentinelOne, Inc., Class A *	75,711	1,881,418
ServiceNow, Inc. *	81,822	36,546,615
Shift4 Payments, Inc., Class A *	22,036	802,771
ShotSpotter, Inc. *	3,910	131,337
Smartsheet, Inc., Class A *	52,731	1,585,094
Smith Micro Software, Inc. *	24,721	66,499
Snowflake, Inc., Class A *	98,787	14,809,159
SolarWinds Corp.	17,754	190,145
Soluna Holdings, Inc. *	5,346	23,522
SoundHound AI, Inc., Class A *	45,830	160,405
Splunk, Inc. *	65,437	6,799,559
Sprinklr, Inc., Class A *	21,387	242,529
Sprout Social, Inc., Class A *	19,288	1,004,905
SPS Commerce, Inc. *	14,979	1,793,885
Squarespace, Inc., Class A *	10,840	230,567
SRAX, Inc. *	9,789	25,256
SS&C Technologies Holdings, Inc.	90,467	5,352,932
Sumo Logic, Inc. *	36,601	247,789
Switch, Inc., Class A	55,946	1,891,534
SECURITY	NUMBER OF SHARES	VALUE ($)
Synchronoss Technologies, Inc. *	37,860	50,732
Synopsys, Inc. *	62,530	22,979,775
TaskUS, Inc., Class A *	10,367	218,018
Telos Corp. *	20,118	159,737
Tenable Holdings, Inc. *	38,253	1,478,478
Teradata Corp. *	43,028	1,647,542
Terawulf, Inc. *	13,128	18,904
The Hackett Group, Inc.	11,502	241,197
The Trade Desk, Inc., Class A *	180,956	8,143,020
The Western Union Co.	159,351	2,712,154
Thoughtworks Holding, Inc. *	14,092	220,681
Toast, Inc., Class A *	99,496	1,589,946
TTEC Holdings, Inc.	7,597	555,873
Tucows, Inc., Class A *	4,136	191,373
Twilio, Inc., Class A *	70,007	5,936,594
Tyler Technologies, Inc. *	16,994	6,780,606
UiPath, Inc., Class A *	113,234	2,075,579
Unisys Corp. *	28,890	396,371
Unity Software, Inc. *(a)	67,559	2,526,031
Upland Software, Inc. *	13,488	152,684
Varonis Systems, Inc. *	44,934	1,142,672
Verint Systems, Inc. *	25,892	1,182,488
VeriSign, Inc. *	38,847	7,348,299
Veritone, Inc. *	11,260	79,158
Verra Mobility Corp. *	51,812	854,380
Vertex, Inc., Class A *	11,875	133,594
VirnetX Holding Corp. *	26,091	46,703
Visa, Inc., Class A	671,540	142,440,349
VMware, Inc., Class A	82,353	9,569,419
WEX, Inc. *	18,434	3,063,915
WM Technology, Inc. *	18,000	61,200
Workday, Inc., Class A *	81,000	12,563,100
Workiva, Inc. *	19,715	1,291,333
Xperi Holding Corp.	42,590	713,808
Yext, Inc. *	50,326	220,428
Zendesk, Inc. *	50,126	3,780,503
Zeta Global Holdings Corp., Class A *	9,472	50,675
Zoom Video Communications, Inc., Class A *	93,176	9,677,259
Zscaler, Inc. *	32,721	5,073,718
Zuora, Inc., Class A *	48,922	416,326
		2,265,750,197

Technology Hardware & Equipment 8.0%
3D Systems Corp. *	53,860	616,158
908 Devices, Inc. *	8,267	186,008
ADTRAN Holdings, Inc.	31,392	756,233
Advanced Energy Industries, Inc.	15,124	1,353,447
Aeva Technologies, Inc. *	37,597	132,717
AEye, Inc. *	40,414	90,527
Airspan Networks Holdings, Inc. *	16,700	48,764
Akoustis Technologies, Inc. *	28,099	120,264
Alpine 4 Holdings, Inc. *	57,587	39,418
Amphenol Corp., Class A	243,476	18,779,304
Apple Inc.	6,275,419	1,019,818,342
Applied Optoelectronics, Inc. *(a)	21,899	37,666
Arista Networks, Inc. *	91,757	10,701,619
Arlo Technologies, Inc. *	36,675	257,825
Arrow Electronics, Inc. *	27,071	3,469,690
Aviat Networks, Inc. *	5,527	162,383
Avid Technology, Inc. *	15,226	427,242
Avnet, Inc.	39,975	1,913,603
Badger Meter, Inc.	11,687	1,124,173
Bel Fuse, Inc., Class B	5,485	135,644
Belden, Inc.	18,105	1,171,756
Benchmark Electronics, Inc.	14,875	380,502
Boxlight Corp., Class A *	46,965	24,478
CalAmp Corp. *	14,173	66,755

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Calix, Inc. *	22,727	1,296,348
Cambium Networks Corp. *	4,047	76,286
Casa Systems, Inc. *	13,736	60,713
CDW Corp.	55,018	9,987,418
Cepton, Inc. *	18,174	26,716
Ciena Corp. *	62,040	3,201,264
Cisco Systems, Inc.	1,694,896	76,897,432
Clearfield, Inc. *	4,833	476,292
Cognex Corp.	70,905	3,614,737
CommScope Holding Co., Inc. *	83,786	756,588
CompoSecure, Inc. *	7,788	42,522
Comtech Telecommunications Corp.	11,741	136,430
Corning, Inc.	310,333	11,407,841
Corsair Gaming, Inc. *(a)	12,529	176,659
CTS Corp.	13,324	542,020
Daktronics, Inc. *	14,170	53,563
Dell Technologies, Inc., Class C	111,960	5,044,918
Diebold Nixdorf, Inc. *	28,307	91,432
Digi International, Inc. *	13,530	385,470
DZS, Inc. *	6,832	128,032
Eastman Kodak Co. *	36,251	199,743
EMCORE Corp. *	11,147	35,670
ePlus, Inc. *	11,248	625,051
Evolv Technologies Holdings, Inc. *	21,918	58,959
Extreme Networks, Inc. *	51,702	676,262
F5, Inc. *	24,814	4,152,871
Fabrinet *	15,120	1,452,427
FARO Technologies, Inc. *	8,279	269,233
Focus Universal, Inc. *(a)	7,000	97,510
Frequency Electronics, Inc. *	8,300	54,780
Genasys, Inc. *	20,918	70,075
Harmonic, Inc. *	43,209	471,842
Hewlett Packard Enterprise Co.	528,724	7,529,030
HP, Inc.	429,334	14,335,462
Identiv, Inc. *	8,288	112,220
II-VI, Inc. *	52,788	2,778,760
Immersion Corp. *	13,101	74,021
Infinera Corp. *	90,448	592,434
Inseego Corp. *	33,215	74,069
Insight Enterprises, Inc. *	13,923	1,300,547
Intevac, Inc. *	15,485	74,638
IonQ, Inc. *(a)	43,713	236,050
IPG Photonics Corp. *	14,219	1,515,461
Iteris, Inc. *	14,737	38,758
Itron, Inc. *	19,227	1,122,857
Jabil, Inc.	57,531	3,413,890
Juniper Networks, Inc.	131,464	3,684,936
Keysight Technologies, Inc. *	74,152	12,057,115
Kimball Electronics, Inc. *	13,335	293,370
Knowles Corp. *	38,215	754,746
KVH Industries, Inc. *	10,362	89,320
Lantronix, Inc. *	11,128	80,233
Lightwave Logic, Inc. *(a)	42,822	456,911
Littelfuse, Inc.	10,060	2,805,432
Lumentum Holdings, Inc. *	28,100	2,541,926
Luna Innovations, Inc. *	11,699	75,693
Methode Electronics, Inc.	15,172	625,693
MicroVision, Inc. *(a)	76,691	394,959
MICT, Inc. *	40,861	26,090
Mirion Technologies, Inc. *	45,029	306,197
Motorola Solutions, Inc.	68,289	16,293,073
Napco Security Technologies, Inc. *	12,442	319,262
National Instruments Corp.	54,049	2,053,862
Neonode, Inc. *	4,440	20,424
NetApp, Inc.	91,539	6,529,477
NETGEAR, Inc. *	11,235	289,638
NetScout Systems, Inc. *	30,536	1,086,471
nLight, Inc. *	17,442	213,839
Novanta, Inc. *	14,759	2,275,838
SECURITY	NUMBER OF SHARES	VALUE ($)
Ondas Holdings, Inc. *(a)	14,133	64,729
OSI Systems, Inc. *	6,538	632,028
Ouster, Inc. *	26,558	46,742
PAR Technology Corp. *	10,184	423,858
PC Connection, Inc.	4,459	211,490
PCTEL, Inc.	8,960	41,306
Plantronics, Inc. *	18,393	731,857
Plexus Corp. *	11,573	1,087,283
Powerfleet, Inc. *	22,541	61,988
Pure Storage, Inc., Class A *	114,052	3,233,374
Quanergy Systems, Inc. *	27,949	9,170
Quantum Corp. *	25,215	46,648
Red Cat Holdings, Inc. *	18,398	39,924
Ribbon Communications, Inc. *	56,708	192,240
Richardson Electronics Ltd/United States	5,554	86,809
Rogers Corp. *	7,657	2,061,647
Sanmina Corp. *	24,699	1,137,389
ScanSource, Inc. *	10,228	326,785
Seagate Technology Holdings plc	80,868	6,467,823
SmartRent, Inc. *(a)	34,326	194,285
Sono-Tek Corp. *	2,719	14,139
Super Micro Computer, Inc. *	18,786	1,014,632
TD SYNNEX Corp.	16,826	1,689,667
TE Connectivity Ltd.	131,305	17,559,418
Teledyne Technologies, Inc. *	19,147	7,494,136
Trimble, Inc. *	102,927	7,146,222
TTM Technologies, Inc. *	43,639	590,436
Turtle Beach Corp. *	6,086	79,118
Ubiquiti, Inc.	2,478	747,439
Velodyne Lidar, Inc. *	38,198	40,108
ViaSat, Inc. *	30,411	1,001,434
Viavi Solutions, Inc. *	91,826	1,359,025
Vishay Intertechnology, Inc.	53,739	1,110,248
Vishay Precision Group, Inc. *	5,394	168,185
Vontier Corp.	65,254	1,683,553
Wayside Technology Group, Inc.	2,316	72,954
Western Digital Corp. *	127,509	6,260,692
Xerox Holdings Corp.	52,825	904,892
Zebra Technologies Corp., Class A *	21,391	7,651,347
		1,344,539,344

Telecommunication Services 1.1%
Anterix, Inc. *	7,049	313,610
AST SpaceMobile, Inc. *(a)	15,424	108,431
AT&T, Inc.	2,921,713	54,869,770
ATN International, Inc.	4,947	227,760
Bandwidth, Inc., Class A *	9,570	159,149
Charge Enterprises, Inc. *(a)	59,601	181,187
Cogent Communications Holdings, Inc.	17,518	1,117,824
Consolidated Communications Holdings, Inc. *	28,849	190,403
EchoStar Corp., Class A *	15,741	311,042
Frontier Communications Parent, Inc. *	85,324	2,210,745
Globalstar, Inc. *	275,002	385,003
Gogo, Inc. *	27,853	483,528
IDT Corp., Class B *	6,600	171,798
Iridium Communications, Inc. *	52,464	2,345,665
KORE Group Holdings, Inc. *	12,000	31,920
Liberty Global plc, Class A *	70,809	1,540,804
Liberty Global plc, Class C *	122,065	2,794,068
Liberty Latin America Ltd., Class A *	21,625	159,376
Liberty Latin America Ltd., Class C *	68,742	504,566
Lumen Technologies, Inc.	377,393	4,109,810
Ooma, Inc. *	9,711	115,852

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Radius Global Infrastructure, Inc., Class A *	30,999	473,665
Shenandoah Telecommunications Co.	22,338	498,137
Spok Holdings, Inc.	10,025	66,265
Starry Group Holdings, Inc., Class A *	42,774	136,877
Telephone & Data Systems, Inc.	41,799	660,842
T-Mobile US, Inc. *	240,441	34,397,490
United States Cellular Corp. *	5,896	172,694
Verizon Communications, Inc.	1,713,549	79,148,828
		187,887,109

Transportation 1.8%
Air T, Inc. *	1,445	21,762
Air Transport Services Group, Inc. *	23,049	722,356
Alaska Air Group, Inc. *	50,965	2,259,278
Allegiant Travel Co. *	6,136	707,542
AMERCO	4,034	2,166,581
American Airlines Group, Inc. *	265,632	3,641,815
ArcBest Corp.	10,126	897,164
Atlas Air Worldwide Holdings, Inc. *	10,983	831,523
Avis Budget Group, Inc. *	13,907	2,531,491
Blade Air Mobility, Inc. *	17,729	98,485
C.H. Robinson Worldwide, Inc.	52,136	5,771,455
Covenant Logistics Group, Inc.	5,112	171,099
CSX Corp.	886,821	28,670,923
Daseke, Inc. *	25,341	212,358
Delta Air Lines, Inc. *	261,562	8,317,672
Eagle Bulk Shipping, Inc.	5,560	294,291
Expeditors International of Washington, Inc.	68,471	7,275,044
FedEx Corp.	97,458	22,716,485
Forward Air Corp.	10,979	1,152,026
Frontier Group Holdings, Inc. *(a)	11,140	161,307
Genco Shipping & Trading Ltd.	14,965	288,525
GXO Logistics, Inc. *	42,043	2,018,064
Hawaiian Holdings, Inc. *	23,378	349,735
Heartland Express, Inc.	18,795	298,465
Hertz Global Holdings, Inc. *(a)	20,203	432,748
Hub Group, Inc., Class A *	14,427	1,102,223
JB Hunt Transport Services, Inc.	34,146	6,257,937
JetBlue Airways Corp. *	132,935	1,119,313
Joby Aviation, Inc. *(a)	108,106	598,907
Kirby Corp. *	24,458	1,551,616
Knight-Swift Transportation Holdings, Inc.	66,477	3,652,911
Landstar System, Inc.	15,023	2,352,301
Lyft, Inc., Class A *	125,069	1,733,456
Marten Transport Ltd.	24,450	527,142
Matson, Inc.	16,309	1,495,046
Mesa Air Group, Inc. *	22,871	51,688
Norfolk Southern Corp.	97,382	24,459,437
Old Dominion Freight Line, Inc.	37,431	11,360,683
P.A.M. Transportation Services, Inc. *	3,536	126,518
Pangaea Logistics Solutions Ltd.	13,298	67,554
Radiant Logistics, Inc. *	16,850	122,163
Ryder System, Inc.	20,700	1,621,224
Saia, Inc. *	10,764	2,560,217
Schneider National, Inc., Class B	14,219	360,167
SkyWest, Inc. *	20,970	506,425
Southwest Airlines Co. *	242,222	9,233,503
Spirit Airlines, Inc. *	43,660	1,081,458
Sun Country Airlines Holdings, Inc. *	14,296	288,350
TuSimple Holdings, Inc., Class A *(a)	14,164	141,073
Uber Technologies, Inc. *	688,844	16,153,392
Union Pacific Corp.	256,191	58,232,214
United Airlines Holdings, Inc. *	134,441	4,940,707
United Parcel Service, Inc., Class B	299,765	58,421,201
SECURITY	NUMBER OF SHARES	VALUE ($)
Universal Logistics Holdings, Inc.	3,300	99,165
US Xpress Enterprises, Inc., Class A *	8,327	29,228
USA Truck, Inc. *	3,572	111,375
Werner Enterprises, Inc.	23,950	1,052,842
Wheels Up Experience, Inc. *	67,393	150,960
XPO Logistics, Inc. *	40,168	2,399,636
Yellow Corp. *	13,029	62,800
		306,033,026

Utilities 2.9%
ALLETE, Inc.	22,927	1,423,079
Alliant Energy Corp.	102,753	6,260,740
Altus Power, Inc. *	18,013	141,222
Ameren Corp.	104,898	9,768,102
American Electric Power Co., Inc.	209,028	20,601,800
American States Water Co.	14,751	1,285,845
American Water Works Co., Inc.	74,207	11,534,736
Artesian Resources Corp., Class A	3,837	197,836
Atmos Energy Corp.	56,500	6,858,535
Avangrid, Inc.	29,204	1,423,111
Avista Corp.	29,804	1,259,517
Black Hills Corp.	26,127	2,017,004
Cadiz, Inc. *(a)	15,822	59,965
California Water Service Group	22,389	1,345,131
CenterPoint Energy, Inc.	255,428	8,094,513
Chesapeake Utilities Corp.	7,111	975,132
Clearway Energy, Inc., Class A	14,344	495,298
Clearway Energy, Inc., Class C	33,157	1,244,714
CMS Energy Corp.	118,544	8,147,529
Consolidated Edison, Inc.	144,628	14,357,222
Consolidated Water Co., Ltd.	4,898	76,164
Constellation Energy Corp.	133,634	8,833,207
Dominion Energy, Inc.	331,083	27,142,184
DTE Energy Co.	78,763	10,262,819
Duke Energy Corp.	313,855	34,502,080
Edison International	155,977	10,570,561
Entergy Corp.	83,453	9,607,944
Essential Utilities, Inc.	94,382	4,902,201
Evergy, Inc.	93,372	6,373,573
Eversource Energy	140,805	12,421,817
Exelon Corp.	399,574	18,576,195
FirstEnergy Corp.	232,492	9,555,421
Genie Energy Ltd., Class B	11,877	114,376
Global Water Resources, Inc.	4,694	62,102
Hawaiian Electric Industries, Inc.	45,090	1,907,307
IDACORP, Inc.	20,845	2,328,803
MGE Energy, Inc.	14,483	1,178,627
Middlesex Water Co.	7,030	668,623
Montauk Renewables, Inc. *	25,936	310,454
National Fuel Gas Co.	36,809	2,662,763
New Jersey Resources Corp.	40,011	1,848,108
NextEra Energy, Inc.	801,809	67,744,842
NiSource, Inc.	165,106	5,019,222
Northwest Natural Holding Co.	14,215	762,919
NorthWestern Corp.	22,630	1,254,834
NRG Energy, Inc.	96,177	3,630,682
OGE Energy Corp.	81,305	3,340,009
ONE Gas, Inc.	22,158	1,882,101
Ormat Technologies, Inc.	18,722	1,620,202
Otter Tail Corp.	16,745	1,176,671
PG&E Corp. *	614,093	6,669,050
Pinnacle West Capital Corp.	46,637	3,426,420
PNM Resources, Inc.	34,375	1,659,281
Portland General Electric Co.	36,499	1,873,859
PPL Corp.	299,588	8,712,019
Public Service Enterprise Group, Inc.	204,538	13,432,011
Pure Cycle Corp. *	8,445	89,179
RGC Resources, Inc.	3,883	78,475

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sempra Energy	128,316	21,274,793
SJW Group	11,673	766,449
South Jersey Industries, Inc.	49,114	1,683,628
Southwest Gas Holdings, Inc.	27,193	2,364,703
Spire, Inc.	21,367	1,607,653
Sunnova Energy International, Inc. *	39,358	1,024,095
The AES Corp.	271,056	6,022,864
The Southern Co.	433,231	33,311,132
The York Water Co.	6,196	266,366
UGI Corp.	85,668	3,697,431
Unitil Corp.	7,063	386,841
Via Renewables, Inc.	6,556	53,235
Vistra Corp.	175,279	4,530,962
WEC Energy Group, Inc.	129,216	13,413,913
Xcel Energy, Inc.	222,110	16,254,010
		490,426,211
Total Common Stocks (Cost $9,251,766,059)		16,779,625,504

PREFERRED STOCKS 0.0% OF NET ASSETS

Software & Services 0.0%
SRAX, Inc. *(b)	9,789	587
Total Preferred Stocks (Cost $529)		587

RIGHTS 0.0% OF NET ASSETS

Consumer Durables & Apparel 0.0%
ZAGG, Inc. CVR *(b)	8,000	720

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	5,747	13,643
F-star Therapeutics, Inc. Agonist CVR *(b)	975	401
F-star Therapeutics, Inc. Antagonist CVR *(b)	975	401
		14,445
Total Rights (Cost $720)		15,165

SECURITY	NUMBEROF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88% (d)(e)	46,414,690	46,414,690
Total Short-Term Investments (Cost $46,414,690)		46,414,690
Total Investments in Securities (Cost $9,298,181,998)		16,826,055,946

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 09/16/22	128	12,065,920	542,067
S&P 500 Index, e-mini, expires 09/16/22	335	69,236,125	3,198,225
Net Unrealized Appreciation			3,740,292

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $46,207,361.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended July 31, 2022:
SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$46,634,301	$3,556,714	$—	$—	($7,795,213)	$42,395,802	613,987	$341,517

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2022:

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$15,770,800,851	$—	$—	$15,770,800,851
Automobiles & Components	403,605,436	—	16,735	403,622,171
Real Estate	605,202,482	—	0*	605,202,482
Preferred Stocks[1]
Software & Services	—	—	587	587
Rights[1]
Consumer Durables & Apparel	—	—	720	720
Pharmaceuticals, Biotechnology & Life Sciences	—	—	14,445	14,445
Short-Term Investments[1]	46,414,690	—	—	46,414,690
Futures Contracts[2]	3,740,292	—	—	3,740,292
Total	$16,829,763,751	$—	$32,487	$16,829,796,238

*	Level 3 amount shown includes securities determined to have no value at July 31, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab U.S. Large-Cap Growth Index Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.3% OF NET ASSETS

Automobiles & Components 3.9%
Aptiv plc *	3,282	344,249
Lucid Group, Inc. *(a)	24,384	445,008
Tesla, Inc. *	41,442	36,943,471
		37,732,728

Banks 0.1%
First Citizens BancShares, Inc., Class A	147	111,232
Rocket Cos., Inc., Class A (a)	2,924	27,837
Signature Bank	154	28,578
SVB Financial Group *	1,831	738,900
UWM Holdings Corp.	2,929	11,042
Western Alliance Bancorp	3,117	238,076
		1,155,665

Capital Goods 3.7%
A.O. Smith Corp.	1,466	92,754
Advanced Drainage Systems, Inc.	2,994	355,088
AECOM	361	25,992
AGCO Corp.	390	42,479
Allegion plc	3,383	357,583
Allison Transmission Holdings, Inc.	3,635	152,197
Armstrong World Industries, Inc.	1,278	114,189
Axon Enterprise, Inc. *	2,551	281,095
BWX Technologies, Inc.	1,689	95,733
Carlisle Cos., Inc.	2,117	626,844
Caterpillar, Inc.	22,717	4,503,645
ChargePoint Holdings, Inc. *(a)	9,675	146,189
Core & Main, Inc., Class A *	911	21,992
Deere & Co.	13,704	4,702,939
Donaldson Co., Inc.	979	53,267
Emerson Electric Co.	9,178	826,662
Fastenal Co.	28,132	1,444,860
Fortune Brands Home & Security, Inc.	2,185	152,251
Generac Holdings, Inc. *	3,044	816,705
General Electric Co.	3,008	222,321
Graco, Inc.	5,622	377,574
HEICO Corp.	2,059	324,725
HEICO Corp., Class A	3,592	458,627
Honeywell International, Inc.	9,790	1,884,183
Howmet Aerospace, Inc.	1,740	64,606
Huntington Ingalls Industries, Inc.	410	88,904
IDEX Corp.	668	139,445
Illinois Tool Works, Inc.	13,637	2,833,223
Lincoln Electric Holdings, Inc.	2,732	386,414
Lockheed Martin Corp.	11,606	4,802,679
Masco Corp.	593	32,840
Nordson Corp.	668	154,301
Northrop Grumman Corp.	839	401,797
Otis Worldwide Corp.	2,532	197,926
Parker-Hannifin Corp.	1,423	411,375
SECURITY	NUMBER OF SHARES	VALUE ($)
Plug Power, Inc. *	12,602	268,927
Quanta Services, Inc.	3,795	526,480
Rockwell Automation, Inc.	3,822	975,680
SiteOne Landscape Supply, Inc. *	1,303	181,547
Spirit AeroSystems Holdings, Inc., Class A	4,777	156,781
The Boeing Co. *	8,341	1,328,805
The Middleby Corp. *	187	27,057
The Toro Co.	5,096	438,205
Trane Technologies plc	6,625	973,809
TransDigm Group, Inc. *	993	617,984
Trex Co., Inc. *	5,578	359,893
United Rentals, Inc. *	1,601	516,595
Valmont Industries, Inc.	130	35,292
Vertiv Holdings Co.	2,142	24,462
W.W. Grainger, Inc.	2,227	1,210,441
Watsco, Inc.	849	232,584
WESCO International, Inc. *	1,145	146,377
WillScot Mobile Mini Holdings Corp. *	5,622	217,065
Xylem, Inc.	1,230	113,197
		35,944,585

Commercial & Professional Services 1.1%
Booz Allen Hamilton Holding Corp.	6,416	615,808
Cintas Corp.	3,994	1,699,407
Copart, Inc. *	10,416	1,334,290
CoStar Group, Inc. *	2,752	199,768
Driven Brands Holdings, Inc. *	148	4,496
Equifax, Inc.	2,972	620,881
FTI Consulting, Inc. *	691	113,020
IAA, Inc. *	5,339	201,440
KBR, Inc.	4,386	233,467
MSA Safety, Inc.	675	86,629
Republic Services, Inc.	648	89,852
Robert Half International, Inc.	4,639	367,130
Rollins, Inc.	10,478	404,136
Tetra Tech, Inc.	1,066	163,386
TransUnion	6,897	546,449
Verisk Analytics, Inc.	7,596	1,445,139
Waste Management, Inc.	19,011	3,128,450
		11,253,748

Consumer Durables & Apparel 1.2%
Brunswick Corp.	667	53,440
D.R. Horton, Inc.	8,271	645,386
Deckers Outdoor Corp. *	1,167	365,516
Lululemon Athletica, Inc. *	5,452	1,692,900
Mattel, Inc. *	8,293	192,398
NIKE, Inc., Class B	59,927	6,886,811
NVR, Inc. *	106	465,669
Polaris, Inc.	2,046	239,955
PulteGroup, Inc.	4,506	196,552
Skechers U.S.A., Inc., Class A *	964	36,593
Tapestry, Inc.	1,689	56,801
Toll Brothers, Inc.	2,701	132,835

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
TopBuild Corp. *	1,346	284,975
YETI Holdings, Inc. *	4,253	215,925
		11,465,756

Consumer Services 2.1%
Airbnb, Inc., Class A *	18,285	2,029,269
Booking Holdings, Inc. *	1,985	3,842,345
Bright Horizons Family Solutions, Inc. *	821	76,903
Caesars Entertainment, Inc. *	6,873	314,027
Chipotle Mexican Grill, Inc. *	1,359	2,125,775
Choice Hotels International, Inc.	1,644	198,710
Churchill Downs, Inc.	1,770	371,346
Darden Restaurants, Inc.	4,443	553,109
Domino’s Pizza, Inc.	1,284	503,469
DraftKings, Inc., Class A *	18,509	254,129
Expedia Group, Inc. *	7,391	783,816
H&R Block, Inc.	6,625	264,735
Hilton Worldwide Holdings, Inc.	9,694	1,241,511
Las Vegas Sands Corp. *	6,029	227,233
Marriott International, Inc., Class A	13,427	2,132,476
McDonald’s Corp.	8,792	2,315,549
Mister Car Wash, Inc. *	2,714	31,482
Norwegian Cruise Line Holdings Ltd. *	1,328	16,135
Planet Fitness, Inc., Class A *	3,037	239,346
Six Flags Entertainment Corp. *	1,829	41,463
Starbucks Corp.	20,205	1,712,980
The Wendy's Co.	8,259	173,687
Travel & Leisure Co.	2,861	123,338
Vail Resorts, Inc.	1,858	440,587
Wyndham Hotels & Resorts, Inc.	3,061	212,464
Wynn Resorts Ltd. *	639	40,564
Yum! Brands, Inc.	1,611	197,412
		20,463,860

Diversified Financials 1.6%
American Express Co.	1,866	287,401
Ameriprise Financial, Inc.	3,421	923,396
Apollo Global Management, Inc.	17,112	977,095
Ares Management Corp., Class A	7,371	528,132
Blackstone, Inc.	34,214	3,492,223
Blue Owl Capital, Inc.	19,682	224,572
Credit Acceptance Corp. *	33	19,005
FactSet Research Systems, Inc.	1,858	798,346
LPL Financial Holdings, Inc.	3,895	817,638
MarketAxess Holdings, Inc.	1,817	492,007
Moody's Corp.	7,382	2,290,266
Morningstar, Inc.	1,104	281,906
MSCI, Inc.	2,906	1,398,774
Raymond James Financial, Inc.	769	75,724
The Charles Schwab Corp. (b)	41,259	2,848,934
Tradeweb Markets, Inc., Class A	3,340	235,537
Upstart Holdings, Inc. *	699	17,007
		15,707,963

Energy 1.4%
Antero Resources Corp. *	9,349	370,594
Cheniere Energy, Inc.	7,118	1,064,710
Continental Resources, Inc.	1,328	91,486
Coterra Energy, Inc.	6,340	193,941
Devon Energy Corp.	15,727	988,442
Diamondback Energy, Inc.	4,941	632,547
Enviva, Inc.	1,454	101,242
EOG Resources, Inc.	20,884	2,322,718
Halliburton Co.	19,877	582,396
Hess Corp.	10,777	1,212,089
New Fortress Energy, Inc.	2,370	116,059
SECURITY	NUMBER OF SHARES	VALUE ($)
Occidental Petroleum Corp.	33,014	2,170,670
ONEOK, Inc.	2,430	145,168
Ovintiv, Inc.	8,985	459,044
PDC Energy, Inc.	2,450	160,941
Pioneer Natural Resources Co.	6,482	1,535,910
Range Resources Corp. *	8,474	280,235
Southwestern Energy Co. *	3,925	27,711
Targa Resources Corp.	11,035	762,629
Texas Pacific Land Corp.	280	513,478
		13,732,010

Food & Staples Retailing 1.5%
BJ's Wholesale Club Holdings, Inc. *	4,128	279,466
Costco Wholesale Corp.	21,646	11,716,980
Grocery Outlet Holding Corp. *	288	12,303
Performance Food Group Co. *	2,289	113,786
Sysco Corp.	24,800	2,105,520
		14,228,055

Food, Beverage & Tobacco 2.5%
Brown-Forman Corp., Class A	1,275	92,310
Brown-Forman Corp., Class B	5,290	392,624
Darling Ingredients, Inc. *	535	37,065
Freshpet, Inc. *	1,203	64,288
Kellogg Co.	6,715	496,373
Lamb Weston Holdings, Inc.	7,038	560,647
Monster Beverage Corp. *	16,774	1,671,026
PepsiCo, Inc.	57,133	9,995,990
Pilgrim's Pride Corp. *	1,181	37,048
The Boston Beer Co., Inc., Class A *	435	165,487
The Coca-Cola Co.	143,221	9,190,491
The Hershey Co.	6,187	1,410,388
		24,113,737

Health Care Equipment & Services 5.2%
Abbott Laboratories	11,085	1,206,491
ABIOMED, Inc. *	2,182	639,348
agilon health, Inc. *	8,526	213,406
Align Technology, Inc. *	2,875	807,789
AmerisourceBergen Corp.	7,271	1,061,057
Baxter International, Inc.	3,836	225,020
Certara, Inc. *	3,563	81,913
Change Healthcare, Inc. *	1,005	24,391
Chemed Corp.	247	118,829
Cigna Corp.	2,429	668,849
DaVita, Inc. *	2,811	236,574
Definitive Healthcare Corp. *	826	21,459
DexCom, Inc. *	19,108	1,568,385
Doximity, Inc., Class A *	2,182	92,342
Edwards Lifesciences Corp. *	30,179	3,034,197
Elevance Health, Inc.	3,580	1,708,018
Globus Medical, Inc., Class A *	233	13,675
Guardant Health, Inc. *	4,756	238,609
HCA Healthcare, Inc.	671	142,534
Humana, Inc.	4,361	2,102,002
ICU Medical, Inc. *	166	29,410
IDEXX Laboratories, Inc. *	4,075	1,626,658
Insulet Corp. *	3,363	833,351
Intuitive Surgical, Inc. *	16,103	3,706,428
Masimo Corp. *	1,870	270,365
McKesson Corp.	1,392	475,479
Molina Healthcare, Inc. *	2,183	715,413
Novocure Ltd. *	5,043	342,874
Penumbra, Inc. *	1,736	241,964
ResMed, Inc.	7,049	1,695,425
Signify Health, Inc., Class A *	172	2,943

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Stryker Corp.	9,183	1,972,049
Tandem Diabetes Care, Inc. *	2,882	190,817
Teladoc Health, Inc. *	748	27,564
UnitedHealth Group, Inc.	41,611	22,567,310
Veeva Systems, Inc., Class A *	6,810	1,522,580
		50,425,518

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	5,329	468,792
Colgate-Palmolive Co.	24,947	1,964,327
Kimberly-Clark Corp.	9,731	1,282,448
Olaplex Holdings, Inc. *	6,148	105,746
The Clorox Co.	4,966	704,377
The Estee Lauder Cos., Inc., Class A	11,230	3,066,913
The Procter & Gamble Co.	49,824	6,921,052
		14,513,655

Insurance 1.1%
Alleghany Corp. *	94	78,723
Aon plc, Class A	9,697	2,822,215
Arch Capital Group Ltd. *	5,722	254,057
Arthur J. Gallagher & Co.	1,180	211,208
Assurant, Inc.	161	28,301
Brown & Brown, Inc.	896	58,330
Erie Indemnity Co., Class A	893	181,600
Everest Re Group Ltd.	580	151,583
Lincoln National Corp.	1,680	86,251
Markel Corp. *	149	193,274
Marsh & McLennan Cos., Inc.	21,913	3,592,855
RenaissanceRe Holdings Ltd.	1,148	148,448
Ryan Specialty Group Holdings, Inc., Class A *	4,032	174,344
The Progressive Corp.	24,834	2,857,400
		10,838,589

Materials 1.3%
Albemarle Corp.	2,947	719,982
Ardagh Metal Packaging S.A.	2,157	14,581
Avery Dennison Corp.	2,451	466,818
Axalta Coating Systems Ltd. *	2,537	63,983
Ball Corp.	6,111	448,670
Berry Global Group, Inc. *	3,086	177,908
CF Industries Holdings, Inc.	10,176	971,706
Crown Holdings, Inc.	5,087	517,246
Eagle Materials, Inc.	1,564	197,768
Ecolab, Inc.	10,698	1,766,989
FMC Corp.	2,106	233,977
Ginkgo Bioworks Holdings, Inc. *	8,165	23,352
Graphic Packaging Holding Co.	11,524	256,409
Linde plc	5,171	1,561,642
Louisiana-Pacific Corp.	394	25,070
Martin Marietta Materials, Inc.	266	93,653
MP Materials Corp. *	4,389	147,339
PPG Industries, Inc.	6,118	790,996
Royal Gold, Inc.	212	22,211
RPM International, Inc.	291	26,306
Sealed Air Corp.	7,128	435,663
Southern Copper Corp.	2,766	137,747
The Chemours Co.	4,494	159,941
The Mosaic Co.	2,175	114,536
The Scotts Miracle-Gro Co.	654	58,173
The Sherwin-Williams Co.	11,690	2,828,279
Valvoline, Inc.	8,652	278,767
Vulcan Materials Co.	3,163	522,939
		13,062,651

SECURITY	NUMBER OF SHARES	VALUE ($)
Media & Entertainment 7.7%
Alphabet, Inc., Class A *	255,340	29,701,149
Alphabet, Inc., Class C *	233,158	27,195,549
Cable One, Inc.	178	245,049
Charter Communications, Inc., Class A *	5,652	2,442,229
Electronic Arts, Inc.	885	116,139
Liberty Broadband Corp., Class A *	490	52,886
Liberty Broadband Corp., Class C *	2,916	317,640
Liberty Media Corp. - Liberty Formula One, Class C *	1,193	80,850
Liberty Media Corp. - Liberty SiriusXM, Class A	1,046	41,683
Liberty Media Corp. - Liberty SiriusXM, Class C *	2,082	82,905
Live Nation Entertainment, Inc. *	3,766	353,966
Madison Square Garden Sports Corp. *	455	69,970
Match Group, Inc. *	13,124	962,120
Meta Platforms, Inc., Class A *	23,954	3,811,081
Netflix, Inc. *	9,662	2,172,984
Nexstar Media Group, Inc., Class A	174	32,776
Pinterest, Inc., Class A *	6,176	120,308
Playtika Holding Corp. *	4,699	57,657
ROBLOX Corp., Class A *	21,518	923,768
Roku, Inc. *	1,668	109,287
Spotify Technology S.A. *	6,893	779,047
Take-Two Interactive Software, Inc. *	6,413	851,198
The Walt Disney Co. *	6,039	640,738
TripAdvisor, Inc. *	529	10,056
Twitter, Inc. *	33,798	1,406,335
Warner Bros Discovery, Inc. *	84,656	1,269,840
World Wrestling Entertainment, Inc., Class A	2,099	145,482
ZoomInfo Technologies, Inc. *	13,612	515,759
		74,508,451

Pharmaceuticals, Biotechnology & Life Sciences 6.2%
10X Genomics, Inc., Class A *	3,992	160,279
AbbVie, Inc.	86,381	12,396,537
Agilent Technologies, Inc.	13,138	1,761,806
Alnylam Pharmaceuticals, Inc. *	5,898	837,752
Amgen, Inc.	21,922	5,425,037
Avantor, Inc. *	27,680	803,273
Bio-Techne Corp.	1,900	732,032
Bruker Corp.	5,305	363,658
Catalent, Inc. *	2,656	300,394
Charles River Laboratories International, Inc. *	2,297	575,490
Danaher Corp.	2,173	633,364
Eli Lilly & Co.	33,527	11,053,517
Exact Sciences Corp. *	1,557	70,221
Exelixis, Inc. *	13,349	279,261
Horizon Therapeutics plc *	10,202	846,460
Incyte Corp. *	7,711	598,990
Ionis Pharmaceuticals, Inc. *	6,329	237,717
IQVIA Holdings, Inc. *	9,192	2,208,562
Maravai LifeSciences Holdings, Inc., Class A *	5,308	138,486
Merck & Co., Inc.	51,830	4,630,492
Mettler-Toledo International, Inc. *	1,092	1,473,905
Moderna, Inc. *	1,009	165,567
Natera, Inc. *	3,918	184,146
Neurocrine Biosciences, Inc. *	4,627	435,539
Novavax, Inc. *(a)	3,811	207,738
Regeneron Pharmaceuticals, Inc. *	741	431,032
Repligen Corp. *	1,922	410,078
Sarepta Therapeutics, Inc. *	4,106	381,653
Seagen, Inc. *	6,643	1,195,607

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sotera Health Co. *	4,718	90,586
Syneos Health, Inc. *	849	67,190
Thermo Fisher Scientific, Inc.	2,339	1,399,681
Ultragenyx Pharmaceutical, Inc. *	2,489	132,614
Vertex Pharmaceuticals, Inc. *	11,794	3,307,155
Waters Corp. *	2,927	1,065,516
West Pharmaceutical Services, Inc.	3,619	1,243,344
Zoetis, Inc.	23,005	4,199,563
		60,444,242

Real Estate 1.7%
American Tower Corp.	17,401	4,712,713
Apartment Income REIT Corp.	523	23,713
Camden Property Trust	414	58,415
CBRE Group, Inc., Class A	7,883	674,942
Crown Castle International Corp.	21,095	3,811,023
Equinix, Inc.	3,352	2,358,936
Equity LifeStyle Properties, Inc.	5,311	390,465
Extra Space Storage, Inc.	768	145,551
Iron Mountain, Inc.	10,494	508,854
Lamar Advertising Co., Class A	3,677	371,598
Opendoor Technologies, Inc. *	6,080	29,853
Public Storage	6,072	1,981,962
SBA Communications Corp.	1,190	399,590
Simon Property Group, Inc.	7,699	836,419
Zillow Group, Inc., Class C *	669	23,335
		16,327,369

Retailing 9.5%
Advance Auto Parts, Inc.	229	44,339
Amazon.com, Inc. *	434,005	58,568,975
AutoZone, Inc. *	879	1,878,766
Best Buy Co., Inc.	3,070	236,359
Burlington Stores, Inc. *	3,014	425,366
CarMax, Inc. *	896	89,188
Carvana Co. *(a)	5,091	148,403
Dollar General Corp.	11,175	2,776,205
Dollar Tree, Inc. *	3,220	532,459
DoorDash, Inc., Class A *	10,825	755,044
eBay, Inc.	3,728	181,293
Etsy, Inc. *	6,195	642,545
Five Below, Inc. *	2,664	338,515
Floor & Decor Holdings, Inc., Class A *	5,039	405,992
Genuine Parts Co.	567	86,677
Leslie's, Inc. *	6,858	103,967
Lowe’s Cos., Inc.	27,921	5,347,709
Nordstrom, Inc.	4,547	106,900
Ollie's Bargain Outlet Holdings, Inc. *	140	8,253
O'Reilly Automotive, Inc. *	1,304	917,481
Pool Corp.	1,907	682,134
RH *	318	88,859
Ross Stores, Inc.	7,154	581,334
Target Corp.	12,467	2,036,858
The Home Depot, Inc.	29,309	8,820,250
The TJX Cos., Inc.	57,401	3,510,645
Tractor Supply Co.	5,452	1,043,949
Ulta Beauty, Inc. *	2,512	976,942
Victoria's Secret & Co. *	2,896	107,036
Wayfair, Inc., Class A *	2,422	130,570
Williams-Sonoma, Inc.	2,687	388,057
		91,961,070

Semiconductors & Semiconductor Equipment 7.3%
Advanced Micro Devices, Inc. *	62,218	5,877,734
Allegro MicroSystems, Inc. *	2,259	56,091
Analog Devices, Inc.	5,140	883,874
SECURITY	NUMBER OF SHARES	VALUE ($)
Applied Materials, Inc.	43,108	4,568,586
Broadcom, Inc.	19,524	10,454,712
Enphase Energy, Inc. *	6,384	1,814,205
Entegris, Inc.	7,251	796,885
GLOBALFOUNDRIES, Inc. *(a)	732	37,683
KLA Corp.	7,293	2,797,157
Lam Research Corp.	6,773	3,389,954
Lattice Semiconductor Corp. *	6,621	407,192
Microchip Technology, Inc.	22,419	1,543,772
Micron Technology, Inc.	10,318	638,271
Monolithic Power Systems, Inc.	2,217	1,030,284
NVIDIA Corp.	117,716	21,380,757
ON Semiconductor Corp. *	13,234	883,767
QUALCOMM, Inc.	54,775	7,945,662
Teradyne, Inc.	7,093	715,613
Texas Instruments, Inc.	30,895	5,526,807
Universal Display Corp.	2,117	244,429
		70,993,435

Software & Services 23.2%
Accenture plc, Class A	30,980	9,487,935
Adobe, Inc. *	23,071	9,461,879
Alteryx, Inc., Class A *	2,868	138,897
ANSYS, Inc. *	2,244	626,054
AppLovin Corp., Class A *	10,995	390,762
Aspen Technology, Inc. *	1,367	278,991
Atlassian Corp. plc, Class A *	6,690	1,400,351
Autodesk, Inc. *	10,646	2,302,943
Automatic Data Processing, Inc.	18,741	4,518,830
Avalara, Inc. *	4,235	370,224
Bentley Systems, Inc., Class B	8,241	326,344
Black Knight, Inc. *	726	47,684
Broadridge Financial Solutions, Inc.	5,177	831,167
Cadence Design Systems, Inc. *	13,344	2,483,052
CCC Intelligent Solutions Holdings, Inc. *	3,176	31,728
Ceridian HCM Holding, Inc. *	1,287	70,489
Citrix Systems, Inc.	2,898	293,886
Cloudflare, Inc., Class A *	13,655	687,120
Confluent, Inc., Class A *	6,101	155,270
Coupa Software, Inc. *	2,029	132,737
Crowdstrike Holdings, Inc., Class A *	10,279	1,887,224
Datadog, Inc., Class A *	12,636	1,288,998
DocuSign, Inc. *	9,658	617,919
DoubleVerify Holdings, Inc. *	2,722	62,415
Dropbox, Inc., Class A *	12,788	290,799
Dynatrace, Inc. *	9,727	366,027
Elastic N.V. *	3,726	297,670
EPAM Systems, Inc. *	2,683	937,038
Euronet Worldwide, Inc. *	1,771	174,036
Fair Isaac Corp. *	1,233	569,683
Fiserv, Inc. *	2,659	281,003
Five9, Inc. *	3,375	364,905
FleetCor Technologies, Inc. *	3,677	809,271
Fortinet, Inc. *	32,069	1,912,916
Gartner, Inc. *	3,820	1,014,134
Genpact Ltd.	4,648	223,476
Globant S.A. *	1,988	396,089
GoDaddy, Inc., Class A *	1,081	80,189
HubSpot, Inc. *	2,226	685,608
Informatica, Inc., Class A *	276	6,320
International Business Machines Corp.	29,390	3,843,918
Intuit, Inc.	13,472	6,145,522
Jack Henry & Associates, Inc.	3,548	737,168
Jamf Holding Corp. *	2,650	64,766
Manhattan Associates, Inc. *	1,895	266,570
Mastercard, Inc., Class A	42,082	14,888,191
Microsoft Corp.	365,516	102,614,962
MongoDB, Inc. *	3,072	959,908

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
nCino, Inc. *	572	18,470
NCR Corp. *	290	9,411
New Relic, Inc. *	2,496	151,432
NortonLifeLock, Inc.	9,890	242,602
Nutanix, Inc., Class A *	5,392	81,581
Okta, Inc. *	829	81,615
Oracle Corp.	50,818	3,955,673
Palantir Technologies, Inc., Class A *	88,426	915,209
Palo Alto Networks, Inc. *	4,732	2,361,741
Paychex, Inc.	15,751	2,020,538
Paycom Software, Inc. *	2,504	827,547
Paylocity Holding Corp. *	1,941	399,710
PayPal Holdings, Inc. *	17,453	1,510,208
Pegasystems, Inc.	2,024	81,264
Procore Technologies, Inc. *	2,444	126,355
PTC, Inc. *	5,151	635,530
RingCentral, Inc., Class A *	4,116	203,701
Salesforce, Inc. *	10,086	1,856,026
SentinelOne, Inc., Class A *	5,934	147,460
ServiceNow, Inc. *	9,790	4,372,801
Shift4 Payments, Inc., Class A *	2,594	94,499
Smartsheet, Inc., Class A *	6,125	184,117
Snowflake, Inc., Class A *	8,971	1,344,843
Splunk, Inc. *	7,867	817,460
Switch, Inc., Class A	4,216	142,543
Synopsys, Inc. *	7,447	2,736,772
Teradata Corp. *	2,755	105,489
The Trade Desk, Inc., Class A *	21,452	965,340
The Western Union Co.	6,139	104,486
Thoughtworks Holding, Inc. *	4,034	63,172
Toast, Inc., Class A *	11,089	177,202
Twilio, Inc., Class A *	3,168	268,646
Tyler Technologies, Inc. *	1,758	701,442
UiPath, Inc., Class A *	1,644	30,135
Unity Software, Inc. *(a)	6,851	256,159
VeriSign, Inc. *	506	95,715
Visa, Inc., Class A	80,479	17,070,401
VMware, Inc., Class A	4,980	578,676
WEX, Inc. *	1,587	263,775
Wix.com Ltd. *	2,024	120,084
Workday, Inc., Class A *	9,528	1,477,793
Zendesk, Inc. *	5,941	448,070
Zoom Video Communications, Inc., Class A *	6,225	646,528
Zscaler, Inc. *	4,069	630,939
		225,146,228

Technology Hardware & Equipment 13.4%
Amphenol Corp., Class A	21,669	1,671,330
Apple Inc.	747,035	121,400,658
Arista Networks, Inc. *	12,188	1,421,487
Arrow Electronics, Inc. *	148	18,969
CDW Corp.	6,610	1,199,913
Cognex Corp.	7,902	402,844
Corning, Inc.	2,198	80,799
Dell Technologies, Inc., Class C	2,084	93,905
HP, Inc.	23,800	794,682
II-VI, Inc. *	955	50,271
Jabil, Inc.	5,492	325,895
Keysight Technologies, Inc. *	8,209	1,334,783
National Instruments Corp.	758	28,804
NetApp, Inc.	10,963	781,991
Pure Storage, Inc., Class A *	13,780	390,663
Ubiquiti, Inc.	87	26,242
Vontier Corp.	4,763	122,885
Zebra Technologies Corp., Class A *	1,049	375,217
		130,521,338

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 2.1%
C.H. Robinson Worldwide, Inc.	1,628	180,220
CSX Corp.	26,781	865,830
Delta Air Lines, Inc. *	31,282	994,768
Expeditors International of Washington, Inc.	2,510	266,687
GXO Logistics, Inc. *	570	27,360
JB Hunt Transport Services, Inc.	3,628	664,903
Landstar System, Inc.	1,596	249,902
Lyft, Inc., Class A *	11,835	164,033
Old Dominion Freight Line, Inc.	4,980	1,511,480
Uber Technologies, Inc. *	79,937	1,874,523
Union Pacific Corp.	30,701	6,978,337
United Parcel Service, Inc., Class B	32,070	6,250,122
XPO Logistics, Inc. *	341	20,371
		20,048,536

Utilities 0.0%
National Fuel Gas Co.	318	23,004
The AES Corp.	5,815	129,209
Vistra Corp.	12,033	311,053
		463,266
Total Common Stocks (Cost $754,422,271)		965,052,455

INVESTMENT COMPANIES 0.3% OF NET ASSETS

Equity Funds 0.3%
iShares Russell 1000 Growth ETF	11,000	2,696,870
Total Investment Companies (Cost $2,654,634)		2,696,870

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88% (c)	2,670,368	2,670,368
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88% (c)(d)	1,080,505	1,080,505
		3,750,873
Total Short-Term Investments (Cost $3,750,873)		3,750,873
Total Investments in Securities (Cost $760,827,778)		971,500,198

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Growth Index, e-mini, expires 09/16/22	24	2,962,560	120,106
S&P 500 Index, e-mini, expires 09/16/22	2	413,350	16,466
Net Unrealized Appreciation			136,572

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,058,298.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$—	$2,654,270	$—	$—	$194,664	$2,848,934	41,259	$—

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2022:

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$965,052,455	$—	$—	$965,052,455
Investment Companies[1]	2,696,870	—	—	2,696,870
Short-Term Investments[1]	3,750,873	—	—	3,750,873
Futures Contracts[2]	136,572	—	—	136,572
Total	$971,636,770	$—	$—	$971,636,770

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab U.S. Large-Cap Value Index Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.3% OF NET ASSETS

Automobiles & Components 0.9%
Aptiv plc *	6,888	722,482
BorgWarner, Inc.	8,090	311,141
Ford Motor Co.	134,018	1,968,725
General Motors Co. *	49,449	1,793,021
Gentex Corp.	7,951	224,377
Harley-Davidson, Inc.	4,593	173,661
Lear Corp.	2,016	304,698
Lucid Group, Inc. *(a)	1,075	19,619
QuantumScape Corp. *	8,386	90,737
Rivian Automotive, Inc., Class A *	6,060	207,858
Thor Industries, Inc.	1,801	151,878
		5,968,197

Banks 7.2%
Bank of America Corp.	238,872	8,076,262
Bank of Hawaii Corp.	1,354	108,469
Bank OZK	3,995	160,200
BOK Financial Corp.	994	87,502
Citigroup, Inc.	67,048	3,479,791
Citizens Financial Group, Inc.	16,599	630,264
Comerica, Inc.	4,447	345,843
Commerce Bancshares, Inc.	3,720	258,503
Cullen/Frost Bankers, Inc.	1,984	258,714
East West Bancorp, Inc.	4,789	343,754
F.N.B. Corp.	11,906	142,396
Fifth Third Bancorp	23,164	790,356
First Citizens BancShares, Inc., Class A	311	235,328
First Hawaiian, Inc.	4,311	109,887
First Horizon Corp.	18,007	402,637
First Republic Bank	6,075	988,463
Huntington Bancshares, Inc.	48,787	648,379
JPMorgan Chase & Co.	99,202	11,443,943
KeyCorp	31,603	578,335
M&T Bank Corp.	6,074	1,077,831
MGIC Investment Corp.	10,474	148,102
New York Community Bancorp, Inc.	15,664	166,352
PacWest Bancorp	3,923	109,962
Pinnacle Financial Partners, Inc.	2,550	201,705
Popular, Inc.	2,541	197,360
Prosperity Bancshares, Inc.	3,000	222,270
Regions Financial Corp.	31,774	672,973
Rocket Cos., Inc., Class A (a)	1,726	16,432
Signature Bank	2,001	371,326
SVB Financial Group *	720	290,556
Synovus Financial Corp.	4,888	197,377
TFS Financial Corp.	1,782	26,106
The PNC Financial Services Group, Inc.	14,039	2,329,632
Truist Financial Corp.	45,207	2,281,597
U.S. Bancorp	45,633	2,153,878
Umpqua Holdings Corp.	7,286	128,306
UWM Holdings Corp.	281	1,059
SECURITY	NUMBER OF SHARES	VALUE ($)
Webster Financial Corp.	6,042	280,651
Wells Fargo & Co.	128,989	5,658,747
Western Alliance Bancorp	1,385	105,786
Wintrust Financial Corp.	2,034	175,005
Zions Bancorp NA	5,045	275,205
		46,177,244

Capital Goods 7.6%
3M Co.	19,298	2,764,245
A.O. Smith Corp.	3,306	209,171
Acuity Brands, Inc.	1,166	212,678
AECOM	4,243	305,496
AGCO Corp.	1,833	199,650
Air Lease Corp.	3,502	129,959
Allegion plc	629	66,485
Allison Transmission Holdings, Inc.	670	28,053
AMETEK, Inc.	7,829	966,881
Armstrong World Industries, Inc.	673	60,132
Axon Enterprise, Inc. *	524	57,740
Builders FirstSource, Inc. *	5,851	397,868
BWX Technologies, Inc.	1,879	106,502
Carlisle Cos., Inc.	274	81,131
Carrier Global Corp.	28,798	1,167,183
Caterpillar, Inc.	2,343	464,500
Core & Main, Inc., Class A *	1,315	31,744
Crane Holdings Co.	1,600	158,288
Cummins, Inc.	4,789	1,059,854
Curtiss-Wright Corp.	1,302	186,759
Donaldson Co., Inc.	3,491	189,945
Dover Corp.	4,891	653,829
Eaton Corp. plc	13,574	2,014,246
Emerson Electric Co.	13,672	1,231,437
Esab Corp.	1,740	71,723
Flowserve Corp.	4,449	150,554
Fortive Corp.	12,190	785,645
Fortune Brands Home & Security, Inc.	2,906	202,490
Gates Industrial Corp. plc *	3,677	45,227
General Dynamics Corp.	8,377	1,898,815
General Electric Co.	35,159	2,598,602
Graco, Inc.	1,779	119,478
Hayward Holdings, Inc. *	2,367	27,623
HEICO Corp.	98	15,456
HEICO Corp., Class A	159	20,301
Hexcel Corp.	2,858	172,938
Honeywell International, Inc.	16,351	3,146,913
Howmet Aerospace, Inc.	11,506	427,218
Hubbell, Inc.	1,820	398,616
Huntington Ingalls Industries, Inc.	1,040	225,514
IDEX Corp.	2,124	443,385
Illinois Tool Works, Inc.	1,064	221,057
Ingersoll Rand, Inc.	13,805	687,489
ITT, Inc.	2,836	212,785
Johnson Controls International plc	23,637	1,274,271
L3Harris Technologies, Inc.	6,542	1,569,884
Lennox International, Inc.	1,097	262,764

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Masco Corp.	7,600	420,888
MasTec, Inc. *	2,031	160,307
MDU Resources Group, Inc.	6,859	195,962
Mercury Systems, Inc. *	1,890	111,529
MSC Industrial Direct Co., Inc., Class A	1,556	128,619
Nordson Corp.	1,503	347,178
Northrop Grumman Corp.	4,396	2,105,244
nVent Electric plc	5,593	197,489
Oshkosh Corp.	2,230	192,003
Otis Worldwide Corp.	12,624	986,818
Owens Corning	3,290	305,115
PACCAR, Inc.	11,594	1,061,083
Parker-Hannifin Corp.	3,362	971,921
Pentair plc	5,574	272,513
Plug Power, Inc. *	8,898	189,883
Quanta Services, Inc.	2,188	303,541
Raytheon Technologies Corp.	50,573	4,713,909
Regal Rexnord Corp.	2,275	305,532
Rockwell Automation, Inc.	1,283	327,524
Sensata Technologies Holding plc	5,270	234,357
SiteOne Landscape Supply, Inc. *	598	83,319
Snap-on, Inc.	1,790	401,049
Spirit AeroSystems Holdings, Inc., Class A	177	5,809
Stanley Black & Decker, Inc.	5,125	498,816
Sunrun, Inc. *	6,999	228,797
Textron, Inc.	7,306	479,566
The AZEK Co., Inc. *	3,897	80,590
The Boeing Co. *	12,842	2,045,859
The Middleby Corp. *	1,716	248,288
The Timken Co.	2,101	137,363
Trane Technologies plc	3,326	488,889
TransDigm Group, Inc. *	1,094	680,840
United Rentals, Inc. *	1,310	422,698
Univar Solutions, Inc. *	5,708	154,344
Valmont Industries, Inc.	616	167,232
Vertiv Holdings Co.	8,754	99,971
Watsco, Inc.	528	144,646
WESCO International, Inc. *	719	91,917
Westinghouse Air Brake Technologies Corp.	6,153	575,121
WillScot Mobile Mini Holdings Corp. *	3,419	132,008
Woodward, Inc.	1,996	208,981
Xylem, Inc.	5,239	482,145
		49,112,187

Commercial & Professional Services 0.9%
CACI International, Inc., Class A *	786	237,600
Cintas Corp.	201	85,523
Clarivate plc *	16,232	235,202
Clean Harbors, Inc. *	1,731	168,928
CoStar Group, Inc. *	11,443	830,647
Driven Brands Holdings, Inc. *	1,767	53,681
Dun & Bradstreet Holdings, Inc. *	8,585	135,300
Equifax, Inc.	2,060	430,355
FTI Consulting, Inc. *	668	109,258
IAA, Inc. *	760	28,675
Jacobs Engineering Group, Inc.	4,347	596,843
KBR, Inc.	1,668	88,788
Leidos Holdings, Inc.	4,635	495,945
ManpowerGroup, Inc.	1,787	140,119
MSA Safety, Inc.	767	98,437
Nielsen Holdings plc	12,139	290,729
Republic Services, Inc.	6,558	909,332
Robert Half International, Inc.	422	33,397
Rollins, Inc.	588	22,679
Science Applications International Corp.	1,892	183,278
Stericycle, Inc. *	3,123	146,375
Tetra Tech, Inc.	1,071	164,152
SECURITY	NUMBER OF SHARES	VALUE ($)
TransUnion	1,752	138,811
Waste Management, Inc.	892	146,788
		5,770,842

Consumer Durables & Apparel 0.9%
Brunswick Corp.	2,152	172,418
Capri Holdings Ltd. *	4,900	238,532
Carter's, Inc.	1,329	108,287
Columbia Sportswear Co.	1,222	90,440
D.R. Horton, Inc.	5,207	406,302
Deckers Outdoor Corp. *	104	32,574
Garmin Ltd.	5,243	511,822
Hanesbrands, Inc.	11,897	133,008
Hasbro, Inc.	4,453	350,540
Leggett & Platt, Inc.	4,538	179,886
Lennar Corp., Class A	8,641	734,485
Lennar Corp., Class B	514	34,890
Mattel, Inc. *	6,200	143,840
Mohawk Industries, Inc. *	1,781	228,823
Newell Brands, Inc.	12,830	259,294
NVR, Inc. *	29	127,400
Peloton Interactive, Inc., Class A *	10,053	95,403
Polaris, Inc.	502	58,875
PulteGroup, Inc.	4,880	212,866
PVH Corp.	2,290	141,797
Ralph Lauren Corp.	1,556	153,468
Skechers U.S.A., Inc., Class A *	3,879	147,247
Tapestry, Inc.	7,765	261,137
Tempur Sealy International, Inc.	5,838	160,428
Toll Brothers, Inc.	1,794	88,229
TopBuild Corp. *	169	35,781
Under Armour, Inc., Class A *	6,264	58,005
Under Armour, Inc., Class C *	7,525	62,156
VF Corp.	11,851	529,503
Whirlpool Corp.	1,872	323,613
		6,081,049

Consumer Services 1.9%
ADT, Inc.	7,202	52,575
Aramark	7,862	262,591
Boyd Gaming Corp.	2,731	151,598
Bright Horizons Family Solutions, Inc. *	1,448	135,634
Caesars Entertainment, Inc. *	2,201	100,564
Carnival Corp. *	32,430	293,816
Darden Restaurants, Inc.	1,147	142,790
Domino’s Pizza, Inc.	330	129,396
Grand Canyon Education, Inc. *	1,073	103,083
H&R Block, Inc.	948	37,882
Hilton Worldwide Holdings, Inc.	2,573	329,524
Hyatt Hotels Corp., Class A *	1,700	140,675
Las Vegas Sands Corp. *	7,025	264,772
Marriott Vacations Worldwide Corp.	1,388	190,045
McDonald’s Corp.	19,026	5,010,878
MGM Resorts International	12,109	396,327
Mister Car Wash, Inc. *	726	8,422
Norwegian Cruise Line Holdings Ltd. *	13,225	160,684
Penn National Gaming, Inc. *	5,655	195,380
Planet Fitness, Inc., Class A *	760	59,896
Royal Caribbean Cruises Ltd. *	7,469	289,125
Service Corp. International	5,236	389,872
Six Flags Entertainment Corp. *	1,279	28,995
Starbucks Corp.	24,961	2,116,194
Terminix Global Holdings, Inc. *	4,134	184,790
Travel & Leisure Co.	782	33,712
Vail Resorts, Inc.	72	17,073
Wyndham Hotels & Resorts, Inc.	950	65,939

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Wynn Resorts Ltd. *	3,162	200,724
Yum! Brands, Inc.	8,610	1,055,069
		12,548,025

Diversified Financials 9.0%
Affiliated Managers Group, Inc.	1,309	165,431
AGNC Investment Corp.	17,687	223,033
Ally Financial, Inc.	10,982	363,175
American Express Co.	19,183	2,954,566
Ameriprise Financial, Inc.	1,353	365,202
Annaly Capital Management, Inc.	52,837	363,519
Apollo Global Management, Inc.	3,709	211,784
Berkshire Hathaway, Inc., Class B *	61,358	18,444,215
BlackRock, Inc.	5,104	3,415,495
Capital One Financial Corp.	13,447	1,476,884
Cboe Global Markets, Inc.	3,600	444,168
CME Group, Inc.	12,197	2,433,057
Coinbase Global, Inc., Class A *(a)	5,258	331,044
Credit Acceptance Corp. *	211	121,517
Discover Financial Services	9,534	962,934
Equitable Holdings, Inc.	12,966	368,623
Evercore, Inc., Class A	1,293	129,261
Franklin Resources, Inc.	9,659	265,139
Interactive Brokers Group, Inc., Class A	3,160	185,460
Intercontinental Exchange, Inc.	18,765	1,913,842
Invesco Ltd.	12,667	224,713
Janus Henderson Group plc	4,645	119,702
Jefferies Financial Group, Inc.	7,108	231,508
KKR & Co., Inc.	19,441	1,078,198
Lazard Ltd., Class A	3,180	119,791
Moody's Corp.	308	95,557
Morgan Stanley	43,398	3,658,451
Morningstar, Inc.	77	19,662
MSCI, Inc.	660	317,684
Nasdaq, Inc.	3,894	704,425
New Residential Investment Corp.	14,555	158,795
Northern Trust Corp.	6,986	697,063
OneMain Holdings, Inc.	4,010	149,172
Raymond James Financial, Inc.	6,087	599,387
Robinhood Markets, Inc., Class A *	18,932	171,335
S&P Global, Inc.	11,551	4,353,918
SEI Investments Co.	3,540	195,974
SLM Corp.	9,204	143,582
SoFi Technologies, Inc. *	27,074	170,837
Starwood Property Trust, Inc.	9,935	234,665
State Street Corp.	12,470	885,869
Stifel Financial Corp.	3,510	209,933
Synchrony Financial	16,985	568,658
T. Rowe Price Group, Inc.	7,605	938,989
The Bank of New York Mellon Corp.	24,967	1,085,066
The Carlyle Group, Inc.	7,007	272,642
The Charles Schwab Corp. (b)	22,858	1,578,345
The Goldman Sachs Group, Inc.	11,313	3,771,641
Tradeweb Markets, Inc., Class A	1,340	94,497
Upstart Holdings, Inc. *	2,045	49,755
Virtu Financial, Inc., Class A	3,410	79,555
Voya Financial, Inc.	3,438	206,830
		58,324,548

Energy 7.5%
Antero Midstream Corp.	11,515	115,841
Antero Resources Corp. *	3,463	137,273
APA Corp.	11,467	426,228
Baker Hughes Co.	31,461	808,233
Cheniere Energy, Inc.	3,659	547,313
Chesapeake Energy Corp.	4,339	408,604
Chevron Corp.	66,837	10,946,564
SECURITY	NUMBER OF SHARES	VALUE ($)
ConocoPhillips	44,006	4,287,505
Continental Resources, Inc.	295	20,322
Coterra Energy, Inc.	22,609	691,609
Devon Energy Corp.	11,427	718,187
Diamondback Energy, Inc.	2,574	329,523
DTE Midstream LLC *	3,299	181,544
EOG Resources, Inc.	5,353	595,361
EQT Corp.	12,524	551,432
Exxon Mobil Corp.	143,379	13,897,726
Halliburton Co.	16,710	489,603
Hess Corp.	2,075	233,375
HF Sinclair Corp.	5,083	243,069
Kinder Morgan, Inc.	67,521	1,214,703
Marathon Oil Corp.	23,982	594,754
Marathon Petroleum Corp.	18,366	1,683,427
NOV, Inc.	13,324	247,960
Occidental Petroleum Corp.	4,825	317,244
ONEOK, Inc.	13,396	800,277
Ovintiv, Inc.	2,513	128,389
PDC Energy, Inc.	1,488	97,747
Phillips 66	16,353	1,455,417
Pioneer Natural Resources Co.	3,686	873,398
Range Resources Corp. *	3,056	101,062
Schlumberger N.V.	48,033	1,778,662
Southwestern Energy Co. *	35,079	247,658
The Williams Cos., Inc.	41,389	1,410,951
Valero Energy Corp.	13,844	1,533,500
		48,114,461

Food & Staples Retailing 1.5%
Albertsons Cos., Inc., Class A	5,476	147,031
BJ's Wholesale Club Holdings, Inc. *	1,668	112,924
Casey's General Stores, Inc.	1,257	254,731
Grocery Outlet Holding Corp. *	2,795	119,402
Performance Food Group Co. *	3,575	177,713
The Kroger Co.	22,284	1,034,869
U.S. Foods Holding Corp. *	7,551	237,857
Walgreens Boots Alliance, Inc.	24,379	965,896
Walmart, Inc.	49,027	6,474,015
		9,524,438

Food, Beverage & Tobacco 4.1%
Altria Group, Inc.	61,599	2,701,732
Archer-Daniels-Midland Co.	19,039	1,575,858
Brown-Forman Corp., Class A	621	44,960
Brown-Forman Corp., Class B	2,578	191,339
Bunge Ltd.	4,766	440,045
Campbell Soup Co.	6,599	325,661
Conagra Brands, Inc.	15,995	547,189
Constellation Brands, Inc., Class A	5,262	1,296,083
Darling Ingredients, Inc. *	5,045	349,518
Flowers Foods, Inc.	6,386	181,426
Freshpet, Inc. *	665	35,538
General Mills, Inc.	20,473	1,531,176
Hormel Foods Corp.	9,755	481,312
Ingredion, Inc.	2,249	204,614
Kellogg Co.	3,866	285,775
Keurig Dr Pepper, Inc.	29,148	1,129,194
McCormick & Co., Inc. - Non Voting Shares	8,516	743,873
Molson Coors Beverage Co., Class B	5,930	354,317
Mondelez International, Inc., Class A	46,981	3,008,663
Monster Beverage Corp. *	943	93,942
PepsiCo, Inc.	7,289	1,275,283
Philip Morris International, Inc.	52,703	5,120,096
Pilgrim's Pride Corp. *	751	23,559
Post Holdings, Inc. *	1,894	164,664
Seaboard Corp.	9	36,546

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
The Boston Beer Co., Inc., Class A *	16	6,087
The Coca-Cola Co.	33,203	2,130,636
The Hershey Co.	663	151,137
The JM Smucker Co.	3,568	472,118
The Kraft Heinz Co.	23,746	874,565
Tyson Foods, Inc., Class A	9,677	851,673
		26,628,579

Health Care Equipment & Services 6.4%
Abbott Laboratories	50,618	5,509,263
Acadia Healthcare Co., Inc. *	3,026	250,886
agilon health, Inc. *	390	9,762
Align Technology, Inc. *	668	187,688
Amedisys, Inc. *	1,091	130,756
Baxter International, Inc.	14,435	846,757
Becton, Dickinson & Co.	9,655	2,358,813
Boston Scientific Corp. *	48,521	1,991,787
Cardinal Health, Inc.	9,259	551,466
Centene Corp. *	19,772	1,838,203
Certara, Inc. *	1,364	31,358
Change Healthcare, Inc. *	7,856	190,665
Chemed Corp.	321	154,430
Cigna Corp.	8,933	2,459,791
CVS Health Corp.	44,579	4,265,319
Definitive Healthcare Corp. *	517	13,432
Dentsply Sirona, Inc.	7,274	263,028
Doximity, Inc., Class A *	1,757	74,356
Elevance Health, Inc.	5,706	2,722,333
Encompass Health Corp.	3,336	168,868
Enhabit, Inc. *	1,624	28,436
Enovis Corp. *	1,711	102,181
Envista Holdings Corp. *	5,522	224,469
Globus Medical, Inc., Class A *	2,495	146,432
HCA Healthcare, Inc.	7,200	1,529,424
Henry Schein, Inc. *	4,668	367,978
Hologic, Inc. *	8,362	596,880
Humana, Inc.	1,264	609,248
ICU Medical, Inc. *	555	98,329
Integra LifeSciences Holdings Corp. *	2,469	135,894
Intuitive Surgical, Inc. *	961	221,193
Laboratory Corp. of America Holdings	3,147	825,112
Masimo Corp. *	404	58,410
McKesson Corp.	3,966	1,354,706
Medtronic plc	45,453	4,205,312
Molina Healthcare, Inc. *	442	144,852
Oak Street Health, Inc. *	3,945	114,208
Premier, Inc., Class A	3,994	153,609
Quest Diagnostics, Inc.	3,977	543,139
QuidelOrtho Corp. *	1,680	171,427
Signify Health, Inc., Class A *	2,266	38,771
STERIS plc	2,897	653,708
Stryker Corp.	5,555	1,192,936
Tandem Diabetes Care, Inc. *	150	9,932
Teladoc Health, Inc. *	4,937	181,929
Teleflex, Inc.	1,596	383,774
Tenet Healthcare Corp. *	3,610	238,693
The Cooper Cos., Inc.	1,651	539,877
UnitedHealth Group, Inc.	2,863	1,552,719
Universal Health Services, Inc., Class B	2,198	247,209
Zimmer Biomet Holdings, Inc.	7,127	786,750
		41,476,498

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	4,501	395,953
Colgate-Palmolive Co.	10,837	853,305
Coty, Inc., Class A *	11,835	86,632
Kimberly-Clark Corp.	4,658	613,878
SECURITY	NUMBER OF SHARES	VALUE ($)
Reynolds Consumer Products, Inc.	1,808	52,541
Spectrum Brands Holdings, Inc.	1,363	94,783
The Clorox Co.	711	100,848
The Procter & Gamble Co.	46,660	6,481,541
		8,679,481

Insurance 3.3%
Aflac, Inc.	21,706	1,243,754
Alleghany Corp. *	379	317,405
American Financial Group, Inc.	2,278	304,523
American International Group, Inc.	26,943	1,394,839
Aon plc, Class A	418	121,655
Arch Capital Group Ltd. *	8,286	367,898
Arthur J. Gallagher & Co.	6,266	1,121,551
Assurant, Inc.	1,730	304,099
Assured Guaranty Ltd.	2,075	121,159
Axis Capital Holdings Ltd.	2,649	133,748
Brighthouse Financial, Inc. *	2,532	109,939
Brown & Brown, Inc.	7,427	483,498
Chubb Ltd.	14,338	2,704,720
Cincinnati Financial Corp.	5,318	517,654
CNA Financial Corp.	948	40,214
Erie Indemnity Co., Class A	226	45,959
Everest Re Group Ltd.	911	238,090
Fidelity National Financial, Inc.	9,122	364,515
First American Financial Corp.	3,531	204,798
Globe Life, Inc.	3,064	308,637
Kemper Corp.	2,143	100,292
Lincoln National Corp.	4,607	236,523
Loews Corp.	6,931	403,731
Markel Corp. *	349	452,702
Marsh & McLennan Cos., Inc.	1,819	298,243
MetLife, Inc.	23,316	1,474,737
Old Republic International Corp.	9,602	223,439
Primerica, Inc.	1,303	167,683
Principal Financial Group, Inc.	8,502	569,124
Prudential Financial, Inc.	12,753	1,275,173
Reinsurance Group of America, Inc.	2,263	262,010
RenaissanceRe Holdings Ltd.	666	86,121
The Allstate Corp.	9,314	1,089,459
The Hanover Insurance Group, Inc.	1,199	163,628
The Hartford Financial Services Group, Inc.	11,154	719,098
The Progressive Corp.	2,574	296,165
The Travelers Cos., Inc.	8,142	1,292,135
Unum Group	6,784	218,377
W.R. Berkley Corp.	7,004	437,960
White Mountains Insurance Group Ltd.	98	121,464
Willis Towers Watson plc	3,768	779,750
		21,116,469

Materials 4.2%
Air Products & Chemicals, Inc.	7,528	1,868,675
Albemarle Corp.	1,931	471,763
Alcoa Corp.	6,244	317,757
Amcor plc	50,988	660,295
AptarGroup, Inc.	2,220	239,227
Ardagh Metal Packaging S.A.	3,498	23,646
Ashland Global Holdings, Inc.	1,724	173,210
Avery Dennison Corp.	1,067	203,221
Axalta Coating Systems Ltd. *	5,684	143,350
Ball Corp.	6,428	471,944
Berry Global Group, Inc. *	2,272	130,981
Celanese Corp.	3,682	432,672
Cleveland-Cliffs, Inc. *	17,579	311,324
Corteva, Inc.	24,622	1,416,996
Crown Holdings, Inc.	467	47,485
Dow, Inc.	24,756	1,317,267

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
DuPont de Nemours, Inc.	17,299	1,059,218
Eagle Materials, Inc.	220	27,819
Eastman Chemical Co.	4,367	418,926
Ecolab, Inc.	988	163,188
Element Solutions, Inc.	7,832	154,760
FMC Corp.	2,806	311,747
Freeport-McMoRan, Inc.	49,140	1,550,367
Ginkgo Bioworks Holdings, Inc. *	22,525	64,422
Graphic Packaging Holding Co.	2,330	51,843
Huntsman Corp.	6,760	195,770
International Flavors & Fragrances, Inc.	8,659	1,074,149
International Paper Co.	12,590	538,474
Linde plc	13,498	4,076,396
Louisiana-Pacific Corp.	2,501	159,139
LyondellBasell Industries N.V., Class A	8,729	777,928
Martin Marietta Materials, Inc.	1,929	679,162
NewMarket Corp.	209	64,957
Newmont Corp.	27,006	1,222,832
Nucor Corp.	9,033	1,226,681
Olin Corp.	4,744	247,969
Packaging Corp. of America	3,146	442,359
PPG Industries, Inc.	3,759	486,001
Reliance Steel & Aluminum Co.	2,090	397,623
Royal Gold, Inc.	2,078	217,712
RPM International, Inc.	4,122	372,629
Silgan Holdings, Inc.	2,869	127,671
Sonoco Products Co.	3,301	209,580
Southern Copper Corp.	1,005	50,049
SSR Mining, Inc.	7,254	119,401
Steel Dynamics, Inc.	6,092	474,445
The Chemours Co.	2,109	75,059
The Mosaic Co.	10,779	567,622
The Scotts Miracle-Gro Co.	911	81,033
United States Steel Corp.	8,795	208,002
Vulcan Materials Co.	2,298	379,928
Westlake Corp.	1,113	108,339
WestRock Co.	8,589	363,830
		26,976,843

Media & Entertainment 6.0%
Activision Blizzard, Inc.	26,409	2,111,400
Alphabet, Inc., Class A *	26,590	3,092,949
Alphabet, Inc., Class C *	24,296	2,833,885
Altice USA, Inc., Class A *	7,226	75,945
AMC Entertainment Holdings, Inc., Class A *(a)	17,503	254,844
Cable One, Inc.	78	107,381
Comcast Corp., Class A	151,227	5,674,037
DISH Network Corp., Class A *	8,501	147,662
Electronic Arts, Inc.	8,934	1,172,409
Fox Corp., Class A	10,565	349,807
Fox Corp., Class B	4,913	151,812
IAC/InterActiveCorp. *	2,643	181,045
Liberty Broadband Corp., Class A *	385	41,553
Liberty Broadband Corp., Class C *	2,342	255,114
Liberty Media Corp. - Liberty Formula One, Class A *	642	39,798
Liberty Media Corp. - Liberty Formula One, Class C *	6,058	410,551
Liberty Media Corp. - Liberty SiriusXM, Class A	1,852	73,802
Liberty Media Corp. - Liberty SiriusXM, Class C *	3,765	149,922
Live Nation Entertainment, Inc. *	2,614	245,690
Madison Square Garden Sports Corp. *	313	48,133
Match Group, Inc. *	595	43,619
Meta Platforms, Inc., Class A *	61,374	9,764,603
SECURITY	NUMBER OF SHARES	VALUE ($)
Netflix, Inc. *	8,174	1,838,333
News Corp., Class A	13,125	224,962
News Corp., Class B	4,152	71,747
Nexstar Media Group, Inc., Class A	1,200	226,044
Omnicom Group, Inc.	6,917	483,083
Paramount Global, Class A	282	7,625
Paramount Global, Class B	19,564	462,689
Pinterest, Inc., Class A *	15,345	298,921
Playtika Holding Corp. *	295	3,620
Roku, Inc. *	2,918	191,187
Sirius XM Holdings, Inc. (a)	24,203	161,676
Take-Two Interactive Software, Inc. *	931	123,572
The Interpublic Group of Cos., Inc.	13,376	399,541
The New York Times Co., Class A	5,569	177,930
The Walt Disney Co. *	57,814	6,134,065
TripAdvisor, Inc. *	3,210	61,022
Twitter, Inc. *	1,905	79,267
Warner Bros Discovery, Inc. *	21,258	318,870
		38,490,115

Pharmaceuticals, Biotechnology & Life Sciences 10.1%
10X Genomics, Inc., Class A *	314	12,607
Agilent Technologies, Inc.	1,044	140,000
Amgen, Inc.	2,905	718,900
Avantor, Inc. *	1,493	43,327
Azenta, Inc.	2,516	171,742
Biogen, Inc. *	4,954	1,065,407
BioMarin Pharmaceutical, Inc. *	6,273	539,792
Bio-Rad Laboratories, Inc., Class A *	727	409,490
Bristol-Myers Squibb Co.	72,430	5,343,885
Catalent, Inc. *	3,955	447,310
Charles River Laboratories International, Inc. *	116	29,063
Danaher Corp.	20,517	5,980,090
Elanco Animal Health, Inc. *	15,080	305,521
Eli Lilly & Co.	5,331	1,757,577
Exact Sciences Corp. *	4,858	219,096
Exelixis, Inc. *	1,402	29,330
Gilead Sciences, Inc.	42,689	2,550,668
Horizon Therapeutics plc *	544	45,136
Illumina, Inc. *	5,342	1,157,505
Incyte Corp. *	846	65,717
Ionis Pharmaceuticals, Inc. *	367	13,784
Jazz Pharmaceuticals plc *	2,064	322,108
Johnson & Johnson	89,507	15,620,762
Merck & Co., Inc.	49,987	4,465,839
Mirati Therapeutics, Inc. *	1,453	93,573
Moderna, Inc. *	10,982	1,802,036
Natera, Inc. *	231	10,857
Organon & Co.	8,608	273,046
PerkinElmer, Inc.	4,289	656,946
Perrigo Co., plc	4,548	190,425
Pfizer, Inc.	192,227	9,709,386
QIAGEN N.V. *	7,689	381,682
Regeneron Pharmaceuticals, Inc. *	3,010	1,750,887
Repligen Corp. *	539	115,001
Royalty Pharma plc, Class A	12,479	542,712
Syneos Health, Inc. *	2,865	226,736
Thermo Fisher Scientific, Inc.	11,683	6,991,224
Ultragenyx Pharmaceutical, Inc. *	489	26,054
United Therapeutics Corp. *	1,519	350,995
Vertex Pharmaceuticals, Inc. *	489	137,120
Viatris, Inc.	41,240	399,616
		65,112,952

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Real Estate 5.2%
Alexandria Real Estate Equities, Inc.	5,504	912,453
American Campus Communities, Inc.	4,715	307,984
American Homes 4 Rent, Class A	10,315	390,732
American Tower Corp.	3,677	995,842
Americold Realty Trust, Inc.	9,102	298,091
Apartment Income REIT Corp.	4,892	221,803
AvalonBay Communities, Inc.	4,746	1,015,359
Boston Properties, Inc.	5,329	485,792
Brixmor Property Group, Inc.	10,156	235,416
Camden Property Trust	3,228	455,471
CBRE Group, Inc., Class A	5,748	492,144
Cousins Properties, Inc.	5,053	155,885
CubeSmart	7,611	349,117
Digital Realty Trust, Inc.	9,652	1,278,407
Douglas Emmett, Inc.	5,746	135,835
Duke Realty Corp.	13,033	815,344
EastGroup Properties, Inc.	1,392	237,392
EPR Properties	2,499	134,471
Equinix, Inc.	761	535,546
Equity LifeStyle Properties, Inc.	2,339	171,963
Equity Residential	12,583	986,381
Essex Property Trust, Inc.	2,209	632,945
Extra Space Storage, Inc.	3,967	751,826
Federal Realty OP LP	2,668	281,767
First Industrial Realty Trust, Inc.	4,467	232,061
Gaming & Leisure Properties, Inc.	8,045	418,260
Healthcare Realty Trust, Inc.	12,844	337,155
Healthpeak Properties, Inc.	18,329	506,430
Highwoods Properties, Inc.	3,544	126,060
Host Hotels & Resorts, Inc.	24,078	428,829
Hudson Pacific Properties, Inc.	4,825	72,568
Invitation Homes, Inc.	20,732	809,170
Iron Mountain, Inc.	2,440	118,316
JBG SMITH Properties	3,900	99,216
Jones Lang LaSalle, Inc. *	1,674	319,182
Kilroy Realty Corp.	3,944	213,686
Kimco Realty Corp.	20,538	454,095
Lamar Advertising Co., Class A	356	35,977
Life Storage, Inc.	2,848	358,535
Medical Properties Trust, Inc.	20,222	348,627
Mid-America Apartment Communities, Inc.	3,902	724,718
National Retail Properties, Inc.	5,945	283,041
National Storage Affiliates Trust	2,897	158,871
Omega Healthcare Investors, Inc.	7,958	246,698
Opendoor Technologies, Inc. *	11,467	56,303
Park Hotels & Resorts, Inc.	7,896	123,099
Prologis, Inc.	25,118	3,329,642
Public Storage	1,092	356,440
Rayonier, Inc.	4,954	187,014
Realty Income Corp.	20,452	1,513,243
Regency Centers Corp.	5,832	375,756
Rexford Industrial Realty, Inc.	5,619	367,539
SBA Communications Corp.	2,797	939,205
Simon Property Group, Inc.	5,710	620,334
SL Green Realty Corp.	2,124	105,457
Spirit Realty Capital, Inc.	4,548	201,658
STORE Capital Corp.	8,606	249,746
Sun Communities, Inc.	4,078	668,629
The Howard Hughes Corp. *	1,313	93,079
UDR, Inc.	10,784	521,946
Ventas, Inc.	13,567	729,633
VICI Properties, Inc.	32,686	1,117,534
Vornado Realty Trust	5,983	181,823
Welltower, Inc.	15,444	1,333,435
WeWork, Inc., Class A *(a)	4,310	20,559
Weyerhaeuser Co.	25,295	918,714
WP Carey, Inc.	6,425	573,753
SECURITY	NUMBER OF SHARES	VALUE ($)
Zillow Group, Inc., Class A *	1,846	64,610
Zillow Group, Inc., Class C *	5,243	182,876
		33,401,488

Retailing 2.2%
Advance Auto Parts, Inc.	1,914	370,589
AutoNation, Inc. *	1,352	160,536
AutoZone, Inc. *	62	132,518
Bath & Body Works, Inc.	8,101	287,910
Best Buy Co., Inc.	4,678	360,159
Burlington Stores, Inc. *	144	20,323
CarMax, Inc. *	4,822	479,982
Dick's Sporting Goods, Inc.	1,892	177,072
Dollar Tree, Inc. *	4,982	823,824
DoorDash, Inc., Class A *	987	68,843
eBay, Inc.	16,560	805,313
GameStop Corp., Class A *(a)	9,092	309,219
Genuine Parts Co.	4,337	662,997
Kohl's Corp.	4,378	127,575
Leslie's, Inc. *	575	8,717
Lithia Motors, Inc.	966	256,260
LKQ Corp.	8,997	493,396
Lowe’s Cos., Inc.	3,084	590,679
Macy's, Inc.	9,679	170,834
Nordstrom, Inc.	559	13,142
Ollie's Bargain Outlet Holdings, Inc. *	2,021	119,138
O'Reilly Automotive, Inc. *	1,315	925,221
Penske Automotive Group, Inc.	927	106,132
Petco Health & Wellness Co., Inc. *	2,668	37,139
RH *	368	102,830
Ross Stores, Inc.	6,761	549,399
Target Corp.	7,070	1,155,097
The Gap, Inc.	6,644	63,915
The Home Depot, Inc.	14,760	4,441,874
Victoria's Secret & Co. *	781	28,866
Wayfair, Inc., Class A *	933	50,298
Williams-Sonoma, Inc.	501	72,354
		13,972,151

Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc. *	11,647	1,100,292
Analog Devices, Inc.	14,185	2,439,252
Cirrus Logic, Inc. *	1,941	165,878
First Solar, Inc. *	3,599	356,913
GLOBALFOUNDRIES, Inc. *	1,626	83,706
Intel Corp.	139,174	5,053,408
Marvell Technology, Inc.	28,847	1,606,201
Microchip Technology, Inc.	2,674	184,132
Micron Technology, Inc.	30,761	1,902,875
MKS Instruments, Inc.	1,881	222,334
ON Semiconductor Corp. *	5,528	369,160
Qorvo, Inc. *	3,681	383,082
Skyworks Solutions, Inc.	5,467	595,247
Teradyne, Inc.	511	51,555
Texas Instruments, Inc.	9,876	1,766,718
Wolfspeed, Inc. *	3,913	325,953
		16,606,706

Software & Services 4.3%
Affirm Holdings, Inc. *	5,983	160,584
Akamai Technologies, Inc. *	5,388	518,433
Amdocs Ltd.	4,151	361,386
ANSYS, Inc. *	1,396	389,470
Automatic Data Processing, Inc.	1,162	280,181
Bill.com Holdings, Inc. *	3,320	448,466
Black Knight, Inc. *	4,750	311,980

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Block, Inc. *	17,592	1,338,048
Broadridge Financial Solutions, Inc.	370	59,403
CCC Intelligent Solutions Holdings, Inc. *	3,431	34,276
Ceridian HCM Holding, Inc. *	3,761	205,990
Citrix Systems, Inc.	2,264	229,592
Cognizant Technology Solutions Corp., Class A	17,685	1,201,873
Concentrix Corp.	1,468	196,360
Coupa Software, Inc. *	1,147	75,037
Dolby Laboratories, Inc., Class A	2,191	169,583
DoubleVerify Holdings, Inc. *	273	6,260
Dropbox, Inc., Class A *	632	14,372
DXC Technology Co. *	8,304	262,406
Euronet Worldwide, Inc. *	396	38,915
Fidelity National Information Services, Inc.	20,742	2,119,003
Fiserv, Inc. *	18,391	1,943,561
Genpact Ltd.	2,908	139,817
Global Payments, Inc.	9,494	1,161,306
GoDaddy, Inc., Class A *	4,725	350,500
Guidewire Software, Inc. *	2,846	221,191
Informatica, Inc., Class A *	998	22,854
International Business Machines Corp.	10,161	1,328,957
Jamf Holding Corp. *	287	7,014
Kyndryl Holdings, Inc. *	6,226	65,186
Mandiant, Inc. *	7,814	178,003
Manhattan Associates, Inc. *	812	114,224
nCino, Inc. *	1,558	50,308
NCR Corp. *	4,115	133,532
NortonLifeLock, Inc.	12,284	301,327
Nutanix, Inc., Class A *	3,472	52,531
Okta, Inc. *	3,634	357,767
Oracle Corp.	16,104	1,253,535
Paycor HCM, Inc. *	1,565	41,770
PayPal Holdings, Inc. *	27,248	2,357,769
Procore Technologies, Inc. *	649	33,553
Roper Technologies, Inc.	3,589	1,567,209
Salesforce, Inc. *	25,728	4,734,467
SentinelOne, Inc., Class A *	1,689	41,972
Snowflake, Inc., Class A *	432	64,761
SS&C Technologies Holdings, Inc.	7,589	449,041
Switch, Inc., Class A	2,028	68,567
Teradata Corp. *	1,645	62,987
The Western Union Co.	8,693	147,955
Twilio, Inc., Class A *	3,613	306,382
Tyler Technologies, Inc. *	177	70,623
UiPath, Inc., Class A *	11,491	210,630
Unity Software, Inc. *	2,302	86,072
VeriSign, Inc. *	2,911	550,645
VMware, Inc., Class A	3,649	424,014
WEX, Inc. *	426	70,805
Wix.com Ltd. *	395	23,435
Zoom Video Communications, Inc., Class A *	4,263	442,755
		27,858,643

Technology Hardware & Equipment 2.4%
Amphenol Corp., Class A	4,886	376,857
Arrow Electronics, Inc. *	2,117	271,336
Avnet, Inc.	3,315	158,689
Ciena Corp. *	5,145	265,482
Cisco Systems, Inc.	141,412	6,415,862
Cognex Corp.	397	20,239
Corning, Inc.	24,143	887,497
Dell Technologies, Inc., Class C	7,675	345,835
F5, Inc. *	2,047	342,586
Hewlett Packard Enterprise Co.	44,163	628,881
HP, Inc.	19,386	647,298
II-VI, Inc. *	3,655	192,399
SECURITY	NUMBER OF SHARES	VALUE ($)
IPG Photonics Corp. *	1,171	124,805
Jabil, Inc.	840	49,846
Juniper Networks, Inc.	10,818	303,229
Keysight Technologies, Inc. *	461	74,959
Littelfuse, Inc.	823	229,510
Lumentum Holdings, Inc. *	2,344	212,038
Motorola Solutions, Inc.	5,597	1,335,388
National Instruments Corp.	3,882	147,516
TD SYNNEX Corp.	1,452	145,810
Teledyne Technologies, Inc. *	1,574	616,064
Trimble, Inc. *	8,490	589,461
Ubiquiti, Inc.	141	42,530
ViaSat, Inc. *	2,427	79,921
Vontier Corp.	2,086	53,819
Western Digital Corp. *	10,659	523,357
Zebra Technologies Corp., Class A *	1,046	374,144
		15,455,358

Telecommunication Services 2.3%
AT&T, Inc.	243,491	4,572,761
Frontier Communications Parent, Inc. *	8,310	215,312
Lumen Technologies, Inc.	34,973	380,856
T-Mobile US, Inc. *	20,262	2,898,682
Verizon Communications, Inc.	142,935	6,602,167
		14,669,778

Transportation 1.6%
Alaska Air Group, Inc. *	4,210	186,629
AMERCO	306	164,347
American Airlines Group, Inc. *	21,894	300,167
Avis Budget Group, Inc. *	1,014	184,578
C.H. Robinson Worldwide, Inc.	3,127	346,159
Copa Holdings S.A., Class A *	1,065	71,589
CSX Corp.	55,249	1,786,200
Expeditors International of Washington, Inc.	3,911	415,544
FedEx Corp.	8,163	1,902,714
GXO Logistics, Inc. *	3,206	153,888
Hertz Global Holdings, Inc. *	7,945	170,182
JB Hunt Transport Services, Inc.	315	57,730
JetBlue Airways Corp. *	10,955	92,241
Kirby Corp. *	2,041	129,481
Knight-Swift Transportation Holdings, Inc.	5,376	295,411
Landstar System, Inc.	130	20,355
Lyft, Inc., Class A *	2,036	28,219
Norfolk Southern Corp.	8,086	2,030,961
Ryder System, Inc.	1,667	130,559
Schneider National, Inc., Class B	1,838	46,557
Southwest Airlines Co. *	20,111	766,631
Uber Technologies, Inc. *	8,621	202,162
United Airlines Holdings, Inc. *	11,086	407,411
United Parcel Service, Inc., Class B	2,695	525,229
XPO Logistics, Inc. *	3,227	192,781
		10,607,725

Utilities 5.9%
Alliant Energy Corp.	8,526	519,489
Ameren Corp.	8,744	814,241
American Electric Power Co., Inc.	17,481	1,722,927
American Water Works Co., Inc.	6,180	960,619
Atmos Energy Corp.	4,690	569,319
Avangrid, Inc.	2,390	116,465
Brookfield Renewable Corp., Class A	4,351	170,211
CenterPoint Energy, Inc.	21,417	678,705
CMS Energy Corp.	9,841	676,372
Consolidated Edison, Inc.	12,060	1,197,196
Constellation Energy Corp.	11,100	733,710

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dominion Energy, Inc.	27,570	2,260,189
DTE Energy Co.	6,554	853,986
Duke Energy Corp.	26,181	2,878,077
Edison International	12,778	865,965
Entergy Corp.	6,899	794,282
Essential Utilities, Inc.	7,874	408,976
Evergy, Inc.	7,555	515,704
Eversource Energy	11,710	1,033,056
Exelon Corp.	33,314	1,548,768
FirstEnergy Corp.	18,450	758,295
Hawaiian Electric Industries, Inc.	3,709	156,891
IDACORP, Inc.	1,713	191,376
National Fuel Gas Co.	2,739	198,139
NextEra Energy, Inc.	66,774	5,641,735
NiSource, Inc.	13,801	419,550
NRG Energy, Inc.	7,994	301,773
OGE Energy Corp.	6,758	277,619
PG&E Corp. *	52,728	572,626
Pinnacle West Capital Corp.	3,830	281,390
PPL Corp.	25,045	728,309
Public Service Enterprise Group, Inc.	16,919	1,111,071
Sempra Energy	10,695	1,773,231
The AES Corp.	18,530	411,737
The Southern Co.	36,093	2,775,191
UGI Corp.	7,094	306,177
Vistra Corp.	6,142	158,771
WEC Energy Group, Inc.	10,722	1,113,051
Xcel Energy, Inc.	18,532	1,356,172
		37,851,361
Total Common Stocks (Cost $539,818,864)		640,525,138

INVESTMENT COMPANIES 0.2% OF NET ASSETS

Equity Funds 0.2%
iShares Russell 1000 Value ETF	9,000	1,390,770
Total Investment Companies (Cost $1,338,261)		1,390,770

SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88% (c)	3,599,371	3,599,371
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88% (c)(d)	1,042,568	1,042,568
		4,641,939
Total Short-Term Investments (Cost $4,641,939)		4,641,939
Total Investments in Securities (Cost $545,799,064)		646,557,847

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Value Index, e-mini, expires 09/16/22	43	3,266,710	125,998
S&P 500 Index, e-mini, expires 09/16/22	1	206,675	11,649
Net Unrealized Appreciation			137,647

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,023,378.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended July 31, 2022:
SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Diversified Financials 0.2%
The Charles Schwab Corp.	$3,397,519	$757,291	($1,834,538)	$286,925	($1,028,852)	$1,578,345	22,858	$25,559

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2022:

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$640,525,138	$—	$—	$640,525,138
Investment Companies[1]	1,390,770	—	—	1,390,770
Short-Term Investments[1]	4,641,939	—	—	4,641,939
Futures Contracts[2]	137,647	—	—	137,647
Total	$646,695,494	$—	$—	$646,695,494

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab U.S. Mid-Cap Index Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Automobiles & Components 0.8%
Aptiv plc *	24,381	2,557,323
BorgWarner, Inc.	21,522	827,736
Gentex Corp.	21,174	597,530
Harley-Davidson, Inc.	12,111	457,917
Lear Corp.	5,368	811,320
Lucid Group, Inc. *(a)	47,933	874,777
QuantumScape Corp. *	22,037	238,441
Rivian Automotive, Inc., Class A *	16,104	552,367
Thor Industries, Inc.	4,770	402,254
		7,319,665

Banks 3.4%
Bank of Hawaii Corp.	3,549	284,310
Bank OZK	10,547	422,935
BOK Financial Corp.	2,645	232,839
Citizens Financial Group, Inc.	44,024	1,671,591
Comerica, Inc.	11,776	915,820
Commerce Bancshares, Inc.	9,867	685,658
Cullen/Frost Bankers, Inc.	5,257	685,513
East West Bancorp, Inc.	12,749	915,123
F.N.B. Corp.	31,484	376,549
Fifth Third Bancorp	61,437	2,096,230
First Citizens BancShares, Inc., Class A	1,099	831,591
First Hawaiian, Inc.	11,462	292,166
First Horizon Corp.	47,706	1,066,706
First Republic Bank	16,121	2,623,048
Huntington Bancshares, Inc.	129,393	1,719,633
KeyCorp	83,773	1,533,046
M&T Bank Corp.	16,114	2,859,429
MGIC Investment Corp.	27,759	392,512
New York Community Bancorp, Inc.	41,496	440,688
PacWest Bancorp	10,515	294,736
Pinnacle Financial Partners, Inc.	6,765	535,112
Popular, Inc.	6,758	524,894
Prosperity Bancshares, Inc.	7,982	591,386
Regions Financial Corp.	84,278	1,785,008
Rocket Cos., Inc., Class A (a)	10,793	102,749
Signature Bank	5,586	1,036,594
SVB Financial Group *	5,293	2,135,990
Synovus Financial Corp.	13,003	525,061
TFS Financial Corp.	4,443	65,090
Umpqua Holdings Corp.	19,500	343,395
UWM Holdings Corp.	8,652	32,618
Webster Financial Corp.	16,085	747,148
Western Alliance Bancorp	9,535	728,283
Wintrust Financial Corp.	5,387	463,498
Zions Bancorp NA	13,432	732,716
		30,689,665

SECURITY	NUMBER OF SHARES	VALUE ($)
Capital Goods 9.6%
A.O. Smith Corp.	11,577	732,477
Acuity Brands, Inc.	3,110	567,264
Advanced Drainage Systems, Inc.	5,534	656,332
AECOM	12,012	864,864
AGCO Corp.	5,595	609,407
Air Lease Corp.	9,385	348,277
Allegion plc	7,899	834,924
Allison Transmission Holdings, Inc.	8,722	365,190
AMETEK, Inc.	20,777	2,565,959
Armstrong World Industries, Inc.	4,204	375,627
Axon Enterprise, Inc. *	6,090	671,057
Builders FirstSource, Inc. *	15,500	1,054,000
BWX Technologies, Inc.	8,207	465,173
Carlisle Cos., Inc.	4,636	1,372,720
Carrier Global Corp.	76,452	3,098,600
ChargePoint Holdings, Inc. *	17,833	269,457
Core & Main, Inc., Class A *	5,371	129,656
Crane Holdings Co.	4,239	419,364
Cummins, Inc.	12,710	2,812,850
Curtiss-Wright Corp.	3,460	496,302
Donaldson Co., Inc.	11,121	605,094
Dover Corp.	12,972	1,734,097
Esab Corp.	4,561	188,004
Fastenal Co.	51,911	2,666,149
Flowserve Corp.	11,749	397,586
Fortive Corp.	32,348	2,084,829
Fortune Brands Home & Security, Inc.	11,771	820,203
Gates Industrial Corp. plc *	10,074	123,910
Generac Holdings, Inc. *	5,617	1,507,041
Graco, Inc.	15,125	1,015,795
Hayward Holdings, Inc. *	6,190	72,237
HEICO Corp.	4,057	639,829
HEICO Corp., Class A	7,115	908,443
Hexcel Corp.	7,543	456,427
Howmet Aerospace, Inc.	33,799	1,254,957
Hubbell, Inc.	4,827	1,057,210
Huntington Ingalls Industries, Inc.	3,547	769,131
IDEX Corp.	6,848	1,429,520
Ingersoll Rand, Inc.	36,631	1,824,224
ITT, Inc.	7,531	565,051
Lennox International, Inc.	2,918	698,949
Lincoln Electric Holdings, Inc.	5,040	712,858
Masco Corp.	21,250	1,176,825
MasTec, Inc. *	5,356	422,749
MDU Resources Group, Inc.	18,229	520,803
Mercury Systems, Inc. *	5,051	298,060
MSC Industrial Direct Co., Inc., Class A	4,173	344,940
Nordson Corp.	5,221	1,205,999
nVent Electric plc	14,924	526,966
Oshkosh Corp.	5,928	510,401
Otis Worldwide Corp.	38,158	2,982,811
Owens Corning	8,741	810,640
PACCAR, Inc.	30,767	2,815,796
Parker-Hannifin Corp.	11,542	3,336,677

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pentair plc	14,841	725,576
Plug Power, Inc. *	46,833	999,416
Quanta Services, Inc.	12,831	1,780,045
Regal Rexnord Corp.	6,044	811,709
Rockwell Automation, Inc.	10,486	2,676,866
Sensata Technologies Holding plc	13,983	621,824
SiteOne Landscape Supply, Inc. *	4,016	559,549
Snap-on, Inc.	4,739	1,061,773
Spirit AeroSystems Holdings, Inc., Class A	9,436	309,690
Stanley Black & Decker, Inc.	13,598	1,323,493
Sunrun, Inc. *	18,555	606,563
Textron, Inc.	19,366	1,271,184
The AZEK Co., Inc. *	10,217	211,288
The Middleby Corp. *	4,910	710,428
The Timken Co.	5,631	368,155
The Toro Co.	9,406	808,822
Trane Technologies plc	21,042	3,092,964
TransDigm Group, Inc. *	4,736	2,947,402
Trex Co., Inc. *	10,300	664,556
United Rentals, Inc. *	6,444	2,079,285
Univar Solutions, Inc. *	15,093	408,115
Valmont Industries, Inc.	1,889	512,826
Vertiv Holdings Co.	27,279	311,526
W.W. Grainger, Inc.	4,109	2,233,365
Watsco, Inc.	2,970	813,632
WESCO International, Inc. *	4,006	512,127
Westinghouse Air Brake Technologies Corp.	16,321	1,525,524
WillScot Mobile Mini Holdings Corp. *	19,563	755,327
Woodward, Inc.	5,313	556,271
Xylem, Inc.	16,150	1,486,285
		87,939,297

Commercial & Professional Services 3.3%
Booz Allen Hamilton Holding Corp.	11,834	1,135,827
CACI International, Inc., Class A *	2,088	631,182
Cintas Corp.	7,895	3,359,244
Clarivate plc *	43,194	625,881
Clean Harbors, Inc. *	4,587	447,645
Copart, Inc. *	19,219	2,461,954
CoStar Group, Inc. *	35,437	2,572,372
Driven Brands Holdings, Inc. *	4,990	151,596
Dun & Bradstreet Holdings, Inc. *	22,682	357,468
Equifax, Inc.	10,960	2,289,654
FTI Consulting, Inc. *	3,040	497,222
IAA, Inc. *	12,041	454,307
Jacobs Engineering Group, Inc.	11,523	1,582,108
KBR, Inc.	12,497	665,215
Leidos Holdings, Inc.	12,280	1,313,960
ManpowerGroup, Inc.	4,724	370,409
MSA Safety, Inc.	3,322	426,346
Nielsen Holdings plc	32,291	773,369
Republic Services, Inc.	18,597	2,578,660
Robert Half International, Inc.	9,703	767,895
Rollins, Inc.	20,885	805,535
Science Applications International Corp.	5,028	487,062
Stericycle, Inc. *	8,261	387,193
Tetra Tech, Inc.	4,808	736,922
TransUnion	17,351	1,374,720
Verisk Analytics, Inc.	14,007	2,664,832
		29,918,578

Consumer Durables & Apparel 2.7%
Brunswick Corp.	6,893	552,267
Capri Holdings Ltd. *	12,979	631,818
Carter's, Inc.	3,535	288,032
Columbia Sportswear Co.	3,275	242,383
D.R. Horton, Inc.	29,122	2,272,390
SECURITY	NUMBER OF SHARES	VALUE ($)
Deckers Outdoor Corp. *	2,441	764,546
Garmin Ltd.	13,901	1,357,016
Hanesbrands, Inc.	31,450	351,611
Hasbro, Inc.	11,846	932,517
Leggett & Platt, Inc.	11,966	474,332
Lennar Corp., Class A	22,951	1,950,835
Lennar Corp., Class B	1,332	90,416
Lululemon Athletica, Inc. *	10,073	3,127,767
Mattel, Inc. *	31,696	735,347
Mohawk Industries, Inc. *	4,741	609,124
Newell Brands, Inc.	34,064	688,433
NVR, Inc. *	271	1,190,530
Peloton Interactive, Inc., Class A *	26,740	253,763
Polaris, Inc.	5,094	597,424
PulteGroup, Inc.	21,315	929,760
PVH Corp.	6,057	375,049
Ralph Lauren Corp.	4,119	406,257
Skechers U.S.A., Inc., Class A *	12,026	456,507
Tapestry, Inc.	23,814	800,865
Tempur Sealy International, Inc.	15,450	424,566
Toll Brothers, Inc.	9,927	488,210
TopBuild Corp. *	2,949	624,362
Under Armour, Inc., Class A *	17,013	157,540
Under Armour, Inc., Class C *	19,685	162,598
VF Corp.	31,528	1,408,671
Whirlpool Corp.	4,957	856,917
YETI Holdings, Inc. *	7,857	398,900
		24,600,753

Consumer Services 3.3%
ADT, Inc.	18,940	138,262
Aramark	20,926	698,928
Boyd Gaming Corp.	7,219	400,727
Bright Horizons Family Solutions, Inc. *	5,339	500,104
Caesars Entertainment, Inc. *	18,498	845,174
Carnival Corp. *	86,309	781,959
Chipotle Mexican Grill, Inc. *	2,509	3,924,628
Choice Hotels International, Inc.	3,038	367,203
Churchill Downs, Inc.	3,273	686,675
Darden Restaurants, Inc.	11,230	1,398,023
Domino’s Pizza, Inc.	3,238	1,269,652
DraftKings, Inc., Class A *	34,068	467,754
Expedia Group, Inc. *	13,634	1,445,886
Grand Canyon Education, Inc. *	2,852	273,992
H&R Block, Inc.	14,828	592,527
Hilton Worldwide Holdings, Inc.	24,724	3,166,403
Hyatt Hotels Corp., Class A *	4,551	376,595
Las Vegas Sands Corp. *	29,825	1,124,104
Marriott Vacations Worldwide Corp.	3,662	501,401
MGM Resorts International	32,083	1,050,077
Mister Car Wash, Inc. *	7,083	82,163
Norwegian Cruise Line Holdings Ltd. *	37,786	459,100
Penn National Gaming, Inc. *	15,003	518,354
Planet Fitness, Inc., Class A *	7,607	599,508
Royal Caribbean Cruises Ltd. *	19,868	769,090
Service Corp. International	13,913	1,035,962
Six Flags Entertainment Corp. *	6,962	157,828
Terminix Global Holdings, Inc. *	10,980	490,806
The Wendy's Co.	15,596	327,984
Travel & Leisure Co.	7,573	326,472
Vail Resorts, Inc.	3,625	859,596
Wyndham Hotels & Resorts, Inc.	8,157	566,177
Wynn Resorts Ltd. *	9,578	608,011
Yum! Brands, Inc.	25,819	3,163,860
		29,974,985

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Diversified Financials 5.5%
Affiliated Managers Group, Inc.	3,452	436,264
AGNC Investment Corp.	47,131	594,322
Ally Financial, Inc.	29,107	962,568
Ameriprise Financial, Inc.	9,901	2,672,478
Annaly Capital Management, Inc.	140,406	965,993
Apollo Global Management, Inc.	41,417	2,364,911
Ares Management Corp., Class A	13,680	980,172
Blue Owl Capital, Inc.	36,287	414,035
Cboe Global Markets, Inc.	9,544	1,177,539
Coinbase Global, Inc., Class A *(a)	13,976	879,929
Credit Acceptance Corp. *	626	360,520
Discover Financial Services	25,313	2,556,613
Equitable Holdings, Inc.	34,526	981,574
Evercore, Inc., Class A	3,415	341,398
FactSet Research Systems, Inc.	3,422	1,470,365
Franklin Resources, Inc.	25,723	706,096
Interactive Brokers Group, Inc., Class A	8,385	492,116
Invesco Ltd.	33,654	597,022
Janus Henderson Group plc	12,455	320,965
Jefferies Financial Group, Inc.	18,891	615,280
KKR & Co., Inc.	51,581	2,860,682
Lazard Ltd., Class A	8,537	321,589
LPL Financial Holdings, Inc.	7,178	1,506,806
MarketAxess Holdings, Inc.	3,349	906,842
Morningstar, Inc.	2,242	572,495
MSCI, Inc.	7,109	3,421,846
Nasdaq, Inc.	10,334	1,869,421
New Residential Investment Corp.	38,489	419,915
Northern Trust Corp.	18,534	1,849,323
OneMain Holdings, Inc.	10,581	393,613
Raymond James Financial, Inc.	17,554	1,728,542
Robinhood Markets, Inc., Class A *	49,964	452,174
SEI Investments Co.	9,401	520,439
SLM Corp.	24,278	378,737
SoFi Technologies, Inc. *	71,537	451,398
Starwood Property Trust, Inc.	26,348	622,340
State Street Corp.	33,085	2,350,358
Stifel Financial Corp.	9,315	557,130
Synchrony Financial	45,067	1,508,843
T. Rowe Price Group, Inc.	20,181	2,491,748
The Bank of New York Mellon Corp.	66,242	2,878,877
The Carlyle Group, Inc.	18,666	726,294
Tradeweb Markets, Inc., Class A	9,713	684,961
Upstart Holdings, Inc. *(a)	6,600	160,578
Virtu Financial, Inc., Class A	8,955	208,920
Voya Financial, Inc.	9,157	550,885
		50,284,916

Energy 4.7%
Antero Midstream Corp.	30,421	306,035
Antero Resources Corp. *	26,501	1,050,500
APA Corp.	30,387	1,129,485
Baker Hughes Co.	83,496	2,145,012
Cheniere Energy, Inc.	22,839	3,416,258
Chesapeake Energy Corp.	11,497	1,082,673
Continental Resources, Inc.	3,242	223,341
Coterra Energy, Inc.	71,673	2,192,477
Devon Energy Corp.	59,329	3,728,828
Diamondback Energy, Inc.	15,968	2,044,223
DTE Midstream LLC *	8,714	479,531
Enviva, Inc.	2,764	192,457
EQT Corp.	33,228	1,463,029
Halliburton Co.	81,026	2,374,062
Hess Corp.	25,394	2,856,063
HF Sinclair Corp.	13,523	646,670
Marathon Oil Corp.	63,608	1,577,478
SECURITY	NUMBER OF SHARES	VALUE ($)
New Fortress Energy, Inc.	4,345	212,775
NOV, Inc.	35,281	656,579
ONEOK, Inc.	40,081	2,394,439
Ovintiv, Inc.	23,294	1,190,091
PDC Energy, Inc.	8,536	560,730
Phillips 66	43,396	3,862,244
Range Resources Corp. *	23,705	783,924
Southwestern Energy Co. *	100,525	709,707
Targa Resources Corp.	20,370	1,407,771
Texas Pacific Land Corp.	517	948,100
The Williams Cos., Inc.	109,845	3,744,616
		43,379,098

Food & Staples Retailing 0.7%
Albertsons Cos., Inc., Class A	14,454	388,090
BJ's Wholesale Club Holdings, Inc. *	12,078	817,680
Casey's General Stores, Inc.	3,345	677,864
Grocery Outlet Holding Corp. *	7,954	339,795
Performance Food Group Co. *	13,727	682,369
The Kroger Co.	59,129	2,745,951
U.S. Foods Holding Corp. *	20,098	633,087
		6,284,836

Food, Beverage & Tobacco 2.4%
Brown-Forman Corp., Class A	4,101	296,912
Brown-Forman Corp., Class B	16,549	1,228,267
Bunge Ltd.	12,634	1,166,497
Campbell Soup Co.	17,477	862,490
Conagra Brands, Inc.	42,444	1,452,009
Darling Ingredients, Inc. *	14,426	999,433
Flowers Foods, Inc.	16,847	478,623
Freshpet, Inc. *	4,087	218,409
Hormel Foods Corp.	25,849	1,275,390
Ingredion, Inc.	5,973	543,424
Kellogg Co.	22,761	1,682,493
Lamb Weston Holdings, Inc.	12,996	1,035,261
McCormick & Co., Inc. - Non Voting Shares	22,605	1,974,547
Molson Coors Beverage Co., Class B	15,774	942,497
Pilgrim's Pride Corp. *	4,285	134,420
Post Holdings, Inc. *	5,003	434,961
Seaboard Corp.	23	93,395
The Boston Beer Co., Inc., Class A *	855	325,268
The Hershey Co.	13,164	3,000,865
The JM Smucker Co.	9,460	1,251,747
Tyson Foods, Inc., Class A	25,688	2,260,801
		21,657,709

Health Care Equipment & Services 5.1%
ABIOMED, Inc. *	4,029	1,180,537
Acadia Healthcare Co., Inc. *	8,028	665,602
agilon health, Inc. *	16,872	422,306
Align Technology, Inc. *	7,075	1,987,863
Amedisys, Inc. *	2,885	345,767
AmerisourceBergen Corp.	13,452	1,963,050
Cardinal Health, Inc.	24,568	1,463,270
Certara, Inc. *	10,445	240,131
Change Healthcare, Inc. *	22,677	550,371
Chemed Corp.	1,318	634,077
DaVita, Inc. *	5,256	442,345
Definitive Healthcare Corp. *	2,828	73,471
Dentsply Sirona, Inc.	19,324	698,756
DexCom, Inc. *	35,322	2,899,230
Doximity, Inc., Class A *	8,655	366,280
Encompass Health Corp.	8,852	448,088
Enhabit, Inc. *	4,374	76,589
Enovis Corp. *	4,544	271,368

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Envista Holdings Corp. *	14,674	596,498
Globus Medical, Inc., Class A *	7,073	415,114
Guardant Health, Inc. *	8,773	440,141
Henry Schein, Inc. *	12,362	974,496
Hologic, Inc. *	22,180	1,583,208
ICU Medical, Inc. *	1,822	322,804
IDEXX Laboratories, Inc. *	7,519	3,001,434
Insulet Corp. *	6,207	1,538,095
Integra LifeSciences Holdings Corp. *	6,530	359,411
Laboratory Corp. of America Holdings	8,355	2,190,597
Masimo Corp. *	4,519	653,357
Molina Healthcare, Inc. *	5,218	1,710,043
Novocure Ltd. *	9,321	633,735
Oak Street Health, Inc. *	10,470	303,107
Penumbra, Inc. *	3,208	447,131
Premier, Inc., Class A	10,610	408,061
Quest Diagnostics, Inc.	10,547	1,440,404
QuidelOrtho Corp. *	4,466	455,711
ResMed, Inc.	13,029	3,133,735
Signify Health, Inc., Class A *	6,464	110,599
STERIS plc	7,686	1,734,346
Tandem Diabetes Care, Inc. *	5,759	381,303
Teladoc Health, Inc. *	14,480	533,588
Teleflex, Inc.	4,230	1,017,146
Tenet Healthcare Corp. *	9,585	633,760
The Cooper Cos., Inc.	4,380	1,432,260
Universal Health Services, Inc., Class B	5,852	658,174
Veeva Systems, Inc., Class A *	12,566	2,809,506
Zimmer Biomet Holdings, Inc.	18,918	2,088,358
		46,735,223

Household & Personal Products 0.5%
Church & Dwight Co., Inc.	21,890	1,925,663
Coty, Inc., Class A *	31,120	227,798
Olaplex Holdings, Inc. *	11,214	192,881
Reynolds Consumer Products, Inc.	4,918	142,917
Spectrum Brands Holdings, Inc.	3,606	250,761
The Clorox Co.	11,110	1,575,843
		4,315,863

Insurance 4.3%
Aflac, Inc.	57,606	3,300,824
Alleghany Corp. *	1,180	988,226
American Financial Group, Inc.	6,065	810,769
Arch Capital Group Ltd. *	32,496	1,442,822
Arthur J. Gallagher & Co.	18,764	3,358,568
Assurant, Inc.	4,875	856,928
Assured Guaranty Ltd.	5,562	324,765
Axis Capital Holdings Ltd.	7,004	353,632
Brighthouse Financial, Inc. *	6,787	294,692
Brown & Brown, Inc.	21,315	1,387,606
Cincinnati Financial Corp.	14,101	1,372,591
CNA Financial Corp.	2,484	105,371
Erie Indemnity Co., Class A	2,254	458,373
Everest Re Group Ltd.	3,508	916,816
Fidelity National Financial, Inc.	24,152	965,114
First American Financial Corp.	9,385	544,330
Globe Life, Inc.	8,157	821,655
Kemper Corp.	5,748	269,006
Lincoln National Corp.	15,449	793,152
Loews Corp.	18,346	1,068,654
Markel Corp. *	1,204	1,561,757
Old Republic International Corp.	25,490	593,152
Primerica, Inc.	3,440	442,694
Principal Financial Group, Inc.	22,548	1,509,363
Prudential Financial, Inc.	33,840	3,383,662
Reinsurance Group of America, Inc.	6,025	697,575
SECURITY	NUMBER OF SHARES	VALUE ($)
RenaissanceRe Holdings Ltd.	3,923	507,283
Ryan Specialty Group Holdings, Inc., Class A *	7,436	321,533
The Allstate Corp.	24,716	2,891,031
The Hanover Insurance Group, Inc.	3,198	436,431
The Hartford Financial Services Group, Inc.	29,597	1,908,119
Unum Group	18,054	581,158
W.R. Berkley Corp.	18,562	1,160,682
White Mountains Insurance Group Ltd.	261	323,491
Willis Towers Watson plc	9,999	2,069,193
		38,821,018

Materials 6.2%
Albemarle Corp.	10,555	2,578,692
Alcoa Corp.	16,617	845,639
Amcor plc	135,251	1,751,500
AptarGroup, Inc.	5,901	635,892
Ardagh Metal Packaging S.A.	13,257	89,617
Ashland Global Holdings, Inc.	4,576	459,751
Avery Dennison Corp.	7,341	1,398,167
Axalta Coating Systems Ltd. *	19,945	503,013
Ball Corp.	28,293	2,077,272
Berry Global Group, Inc. *	11,773	678,713
Celanese Corp.	9,763	1,147,250
CF Industries Holdings, Inc.	18,771	1,792,443
Cleveland-Cliffs, Inc. *	46,739	827,748
Corteva, Inc.	65,350	3,760,892
Crown Holdings, Inc.	10,636	1,081,468
DuPont de Nemours, Inc.	45,912	2,811,192
Eagle Materials, Inc.	3,528	446,116
Eastman Chemical Co.	11,579	1,110,773
Element Solutions, Inc.	20,803	411,067
FMC Corp.	11,356	1,261,652
Ginkgo Bioworks Holdings, Inc. *	73,866	211,257
Graphic Packaging Holding Co.	27,570	613,432
Huntsman Corp.	17,959	520,093
International Flavors & Fragrances, Inc.	22,982	2,850,917
International Paper Co.	33,367	1,427,107
Louisiana-Pacific Corp.	7,329	466,344
LyondellBasell Industries N.V., Class A	23,172	2,065,089
Martin Marietta Materials, Inc.	5,609	1,974,817
MP Materials Corp. *	8,141	273,293
NewMarket Corp.	546	169,697
Nucor Corp.	23,977	3,256,077
Olin Corp.	12,613	659,282
Packaging Corp. of America	8,330	1,171,281
PPG Industries, Inc.	21,250	2,747,412
Reliance Steel & Aluminum Co.	5,557	1,057,219
Royal Gold, Inc.	5,917	619,924
RPM International, Inc.	11,504	1,039,962
Sealed Air Corp.	13,139	803,056
Silgan Holdings, Inc.	7,596	338,022
Sonoco Products Co.	8,779	557,379
SSR Mining, Inc.	19,141	315,061
Steel Dynamics, Inc.	16,133	1,256,438
The Chemours Co.	13,881	494,025
The Mosaic Co.	32,602	1,716,821
The Scotts Miracle-Gro Co.	3,649	324,579
United States Steel Corp.	23,230	549,389
Valvoline, Inc.	16,173	521,094
Vulcan Materials Co.	11,940	1,974,040
Westlake Corp.	2,985	290,560
WestRock Co.	22,844	967,672
		56,900,196

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Media & Entertainment 3.8%
Altice USA, Inc., Class A *	18,862	198,240
AMC Entertainment Holdings, Inc., Class A *(a)	46,598	678,467
Cable One, Inc.	537	739,277
DISH Network Corp., Class A *	22,542	391,555
Electronic Arts, Inc.	25,277	3,317,101
Fox Corp., Class A	28,030	928,073
Fox Corp., Class B	13,021	402,349
IAC/InterActiveCorp. *	7,018	480,733
Liberty Broadband Corp., Class A *	1,873	202,153
Liberty Broadband Corp., Class C *	11,633	1,267,183
Liberty Media Corp. - Liberty Formula One, Class A *	1,868	115,797
Liberty Media Corp. - Liberty Formula One, Class C *	18,120	1,227,992
Liberty Media Corp. - Liberty SiriusXM, Class A	6,745	268,788
Liberty Media Corp. - Liberty SiriusXM, Class C *	13,981	556,723
Live Nation Entertainment, Inc. *	13,891	1,305,615
Madison Square Garden Sports Corp. *	1,701	261,580
Match Group, Inc. *	25,690	1,883,334
News Corp., Class A	34,822	596,849
News Corp., Class B	10,875	187,920
Nexstar Media Group, Inc., Class A	3,505	660,237
Omnicom Group, Inc.	18,349	1,281,494
Paramount Global, Class A	815	22,038
Paramount Global, Class B	52,017	1,230,202
Pinterest, Inc., Class A *	51,772	1,008,519
Playtika Holding Corp. *	9,369	114,958
ROBLOX Corp., Class A *	39,694	1,704,063
Roku, Inc. *	10,799	707,550
Sirius XM Holdings, Inc. (a)	63,854	426,545
Spotify Technology S.A. *	12,623	1,426,651
Take-Two Interactive Software, Inc. *	14,280	1,895,384
The Interpublic Group of Cos., Inc.	35,456	1,059,071
The New York Times Co., Class A	14,787	472,445
TripAdvisor, Inc. *	9,209	175,063
Twitter, Inc. *	67,275	2,799,313
Warner Bros Discovery, Inc. *	212,755	3,191,325
World Wrestling Entertainment, Inc., Class A	3,865	267,883
ZoomInfo Technologies, Inc. *	24,782	938,990
		34,391,460

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
10X Genomics, Inc., Class A *	8,185	328,628
Agilent Technologies, Inc.	27,044	3,626,600
Alnylam Pharmaceuticals, Inc. *	10,885	1,546,105
Avantor, Inc. *	54,987	1,595,723
Azenta, Inc.	6,692	456,796
Biogen, Inc. *	13,148	2,827,609
BioMarin Pharmaceutical, Inc. *	16,641	1,431,958
Bio-Rad Laboratories, Inc., Class A *	1,927	1,085,402
Bio-Techne Corp.	3,506	1,350,792
Bruker Corp.	9,807	672,270
Catalent, Inc. *	15,390	1,740,609
Charles River Laboratories International, Inc. *	4,546	1,138,955
Elanco Animal Health, Inc. *	40,143	813,297
Exact Sciences Corp. *	15,772	711,317
Exelixis, Inc. *	28,488	595,969
Horizon Therapeutics plc *	20,249	1,680,060
Incyte Corp. *	16,455	1,278,224
Ionis Pharmaceuticals, Inc. *	12,752	478,965
SECURITY	NUMBER OF SHARES	VALUE ($)
IQVIA Holdings, Inc. *	16,979	4,079,544
Jazz Pharmaceuticals plc *	5,493	857,238
Maravai LifeSciences Holdings, Inc., Class A *	9,942	259,387
Mettler-Toledo International, Inc. *	2,017	2,722,405
Mirati Therapeutics, Inc. *	3,862	248,713
Natera, Inc. *	7,780	365,660
Neurocrine Biosciences, Inc. *	8,545	804,341
Novavax, Inc. *	7,012	382,224
Organon & Co.	22,907	726,610
PerkinElmer, Inc.	11,373	1,742,002
Perrigo Co., plc	12,119	507,423
QIAGEN N.V. *	20,447	1,014,989
Repligen Corp. *	4,986	1,063,813
Royalty Pharma plc, Class A	33,093	1,439,215
Sarepta Therapeutics, Inc. *	7,588	705,305
Seagen, Inc. *	12,259	2,206,375
Sotera Health Co. *	8,912	171,110
Syneos Health, Inc. *	9,245	731,649
Ultragenyx Pharmaceutical, Inc. *	6,022	320,852
United Therapeutics Corp. *	4,021	929,132
Viatris, Inc.	109,246	1,058,594
Waters Corp. *	5,400	1,965,762
West Pharmaceutical Services, Inc.	6,677	2,293,950
		49,955,572

Real Estate 8.5%
Alexandria Real Estate Equities, Inc.	14,609	2,421,880
American Campus Communities, Inc.	12,487	815,651
American Homes 4 Rent, Class A	27,344	1,035,791
Americold Realty Trust, Inc.	24,231	793,565
Apartment Income REIT Corp.	14,139	641,062
AvalonBay Communities, Inc.	12,596	2,694,788
Boston Properties, Inc.	14,131	1,288,182
Brixmor Property Group, Inc.	26,889	623,287
Camden Property Trust	9,347	1,318,862
CBRE Group, Inc., Class A	29,753	2,547,452
Cousins Properties, Inc.	13,354	411,971
CubeSmart	20,152	924,372
Douglas Emmett, Inc.	15,247	360,439
Duke Realty Corp.	34,584	2,163,575
EastGroup Properties, Inc.	3,708	632,362
EPR Properties	6,684	359,666
Equity LifeStyle Properties, Inc.	16,012	1,177,202
Equity Residential	33,394	2,617,756
Essex Property Trust, Inc.	5,860	1,679,066
Extra Space Storage, Inc.	11,948	2,264,385
Federal Realty OP LP	7,105	750,359
First Industrial Realty Trust, Inc.	11,875	616,906
Gaming & Leisure Properties, Inc.	21,329	1,108,895
Healthcare Realty Trust, Inc.	34,182	897,277
Healthpeak Properties, Inc.	48,614	1,343,205
Highwoods Properties, Inc.	9,381	333,682
Host Hotels & Resorts, Inc.	63,831	1,136,830
Hudson Pacific Properties, Inc.	12,643	190,151
Invitation Homes, Inc.	55,032	2,147,899
Iron Mountain, Inc.	26,029	1,262,146
JBG SMITH Properties	10,361	263,584
Jones Lang LaSalle, Inc. *	4,456	849,626
Kilroy Realty Corp.	10,476	567,590
Kimco Realty Corp.	54,456	1,204,022
Lamar Advertising Co., Class A	7,797	787,965
Life Storage, Inc.	7,584	954,750
Medical Properties Trust, Inc.	53,539	923,012
Mid-America Apartment Communities, Inc.	10,352	1,922,677
National Retail Properties, Inc.	15,821	753,238
National Storage Affiliates Trust	7,643	419,142
Omega Healthcare Investors, Inc.	21,185	656,735

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Opendoor Technologies, Inc. *	41,442	203,480
Park Hotels & Resorts, Inc.	20,922	326,174
Rayonier, Inc.	13,154	496,563
Realty Income Corp.	54,294	4,017,213
Regency Centers Corp.	15,448	995,315
Rexford Industrial Realty, Inc.	14,893	974,151
SBA Communications Corp.	9,617	3,229,292
Simon Property Group, Inc.	29,420	3,196,189
SL Green Realty Corp.	5,644	280,225
Spirit Realty Capital, Inc.	12,083	535,760
STORE Capital Corp.	22,909	664,819
Sun Communities, Inc.	10,818	1,773,719
The Howard Hughes Corp. *	3,459	245,209
UDR, Inc.	28,603	1,384,385
Ventas, Inc.	35,999	1,936,026
VICI Properties, Inc.	86,754	2,966,119
Vornado Realty Trust	15,936	484,295
Welltower, Inc.	40,987	3,538,818
WeWork, Inc., Class A *(a)	11,552	55,103
Weyerhaeuser Co.	67,134	2,438,307
WP Carey, Inc.	17,042	1,521,851
Zillow Group, Inc., Class A *	5,295	185,325
Zillow Group, Inc., Class C *	14,744	514,271
		77,823,614

Retailing 4.5%
Advance Auto Parts, Inc.	5,507	1,066,265
AutoNation, Inc. *	3,568	423,664
AutoZone, Inc. *	1,788	3,821,653
Bath & Body Works, Inc.	21,549	765,852
Best Buy Co., Inc.	18,126	1,395,521
Burlington Stores, Inc. *	5,937	837,889
CarMax, Inc. *	14,464	1,439,747
Carvana Co. *	9,379	273,398
Dick's Sporting Goods, Inc.	4,996	467,576
Dollar Tree, Inc. *	19,162	3,168,628
DoorDash, Inc., Class A *	22,535	1,571,816
eBay, Inc.	50,516	2,456,593
Etsy, Inc. *	11,402	1,182,615
Five Below, Inc. *	4,922	625,439
Floor & Decor Holdings, Inc., Class A *	9,309	750,026
GameStop Corp., Class A *(a)	24,204	823,178
Genuine Parts Co.	12,521	1,914,085
Kohl's Corp.	11,526	335,868
Leslie's, Inc. *	14,240	215,878
Lithia Motors, Inc.	2,570	681,770
LKQ Corp.	23,863	1,308,647
Macy's, Inc.	25,708	453,746
Nordstrom, Inc.	10,059	236,487
Ollie's Bargain Outlet Holdings, Inc. *	5,626	331,653
O'Reilly Automotive, Inc. *	5,892	4,145,552
Penske Automotive Group, Inc.	2,463	281,989
Petco Health & Wellness Co., Inc. *	7,326	101,978
Pool Corp.	3,516	1,257,673
RH *	1,566	437,587
Ross Stores, Inc.	31,134	2,529,949
The Gap, Inc.	17,865	171,861
Tractor Supply Co.	10,087	1,931,459
Ulta Beauty, Inc. *	4,634	1,802,209
Victoria's Secret & Co. *	7,438	274,909
Wayfair, Inc., Class A *	6,947	374,513
Williams-Sonoma, Inc.	6,272	905,802
		40,763,475

Semiconductors & Semiconductor Equipment 2.3%
Allegro MicroSystems, Inc. *	4,242	105,329
Cirrus Logic, Inc. *	5,138	439,093
SECURITY	NUMBER OF SHARES	VALUE ($)
Enphase Energy, Inc. *	11,803	3,354,177
Entegris, Inc.	13,382	1,470,682
First Solar, Inc. *	9,588	950,842
GLOBALFOUNDRIES, Inc. *(a)	5,614	289,009
Lattice Semiconductor Corp. *	12,237	752,575
Microchip Technology, Inc.	48,530	3,341,776
MKS Instruments, Inc.	5,007	591,827
Monolithic Power Systems, Inc.	4,092	1,901,634
ON Semiconductor Corp. *	39,128	2,612,968
Qorvo, Inc. *	9,750	1,014,682
Skyworks Solutions, Inc.	14,501	1,578,869
Teradyne, Inc.	14,430	1,455,843
Universal Display Corp.	3,908	451,218
Wolfspeed, Inc. *	10,419	867,903
		21,178,427

Software & Services 9.9%
Affirm Holdings, Inc. *	15,852	425,468
Akamai Technologies, Inc. *	14,290	1,374,984
Alteryx, Inc., Class A *	5,322	257,744
Amdocs Ltd.	11,044	961,491
ANSYS, Inc. *	7,843	2,188,119
AppLovin Corp., Class A *	20,288	721,035
Aspen Technology, Inc. *	2,522	514,715
Avalara, Inc. *	7,813	683,012
Bentley Systems, Inc., Class B	15,204	602,078
Bill.com Holdings, Inc. *	8,798	1,188,434
Black Knight, Inc. *	13,932	915,054
Broadridge Financial Solutions, Inc.	10,519	1,688,825
Cadence Design Systems, Inc. *	24,603	4,578,126
CCC Intelligent Solutions Holdings, Inc. *	15,294	152,787
Ceridian HCM Holding, Inc. *	12,337	675,697
Citrix Systems, Inc.	11,359	1,151,916
Cloudflare, Inc., Class A *	25,196	1,267,863
Concentrix Corp.	3,894	520,861
Confluent, Inc., Class A *	11,145	283,640
Coupa Software, Inc. *	6,768	442,763
Crowdstrike Holdings, Inc., Class A *	18,961	3,481,240
Datadog, Inc., Class A *	23,307	2,377,547
DocuSign, Inc. *	17,813	1,139,676
Dolby Laboratories, Inc., Class A	5,775	446,985
DoubleVerify Holdings, Inc. *	5,727	131,320
Dropbox, Inc., Class A *	25,263	574,481
DXC Technology Co. *	22,076	697,602
Dynatrace, Inc. *	17,931	674,744
Elastic N.V. *	6,880	549,643
EPAM Systems, Inc. *	4,949	1,728,438
Euronet Worldwide, Inc. *	4,328	425,313
Fair Isaac Corp. *	2,273	1,050,194
Five9, Inc. *	6,227	673,263
FleetCor Technologies, Inc. *	6,784	1,493,091
Fortinet, Inc. *	59,141	3,527,761
Gartner, Inc. *	7,047	1,870,838
Genpact Ltd.	16,276	782,550
Global Payments, Inc.	25,197	3,082,097
Globant S.A. *	3,674	732,008
GoDaddy, Inc., Class A *	14,594	1,082,583
Guidewire Software, Inc. *	7,537	585,776
HubSpot, Inc. *	4,106	1,264,648
Informatica, Inc., Class A *	3,229	73,944
Jack Henry & Associates, Inc.	6,542	1,359,231
Jamf Holding Corp. *	5,889	143,927
Kyndryl Holdings, Inc. *	16,256	170,200
Mandiant, Inc. *	20,752	472,731
Manhattan Associates, Inc. *	5,665	796,896
MongoDB, Inc. *	5,668	1,771,080
nCino, Inc. *	5,075	163,872
NCR Corp. *	11,466	372,072

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
New Relic, Inc. *	4,634	281,145
NortonLifeLock, Inc.	50,896	1,248,479
Nutanix, Inc., Class A *	19,054	288,287
Okta, Inc. *	11,198	1,102,443
Palantir Technologies, Inc., Class A *	163,108	1,688,168
Paychex, Inc.	29,090	3,731,665
Paycom Software, Inc. *	4,616	1,525,542
Paycor HCM, Inc. *	4,296	114,660
Paylocity Holding Corp. *	3,584	738,053
Pegasystems, Inc.	3,723	149,478
Procore Technologies, Inc. *	6,318	326,641
PTC, Inc. *	9,496	1,171,616
RingCentral, Inc., Class A *	7,578	375,035
SentinelOne, Inc., Class A *	15,437	383,609
Shift4 Payments, Inc., Class A *	4,782	174,208
Smartsheet, Inc., Class A *	11,309	339,949
Splunk, Inc. *	14,513	1,508,046
SS&C Technologies Holdings, Inc.	20,117	1,190,323
Switch, Inc., Class A	12,998	439,462
Synopsys, Inc. *	13,750	5,053,125
Teradata Corp. *	9,396	359,773
The Trade Desk, Inc., Class A *	39,573	1,780,785
The Western Union Co.	34,697	590,543
Thoughtworks Holding, Inc. *	7,738	121,177
Toast, Inc., Class A *	20,463	326,999
Twilio, Inc., Class A *	15,467	1,311,602
Tyler Technologies, Inc. *	3,710	1,480,290
UiPath, Inc., Class A *	33,680	617,354
Unity Software, Inc. *	18,783	702,296
VeriSign, Inc. *	8,644	1,635,099
WEX, Inc. *	4,049	672,984
Wix.com Ltd. *	4,850	287,750
Zendesk, Inc. *	10,959	826,528
Zoom Video Communications, Inc., Class A *	22,773	2,365,204
Zscaler, Inc. *	7,505	1,163,725
		90,362,406

Technology Hardware & Equipment 4.5%
Amphenol Corp., Class A	52,811	4,073,312
Arista Networks, Inc. *	22,481	2,621,959
Arrow Electronics, Inc. *	5,934	760,561
Avnet, Inc.	8,743	418,527
CDW Corp.	12,191	2,213,032
Ciena Corp. *	13,638	703,721
Cognex Corp.	15,670	798,857
Corning, Inc.	68,085	2,502,805
Dell Technologies, Inc., Class C	24,113	1,086,532
F5, Inc. *	5,449	911,945
Hewlett Packard Enterprise Co.	117,104	1,667,561
HP, Inc.	95,042	3,173,452
II-VI, Inc. *	11,499	605,307
IPG Photonics Corp. *	3,139	334,555
Jabil, Inc.	12,444	738,427
Juniper Networks, Inc.	28,806	807,432
Keysight Technologies, Inc. *	16,344	2,657,534
Littelfuse, Inc.	2,179	607,658
Lumentum Holdings, Inc. *	6,223	562,933
Motorola Solutions, Inc.	14,849	3,542,823
National Instruments Corp.	11,784	447,792
NetApp, Inc.	20,058	1,430,737
Pure Storage, Inc., Class A *	25,392	719,863
TD SYNNEX Corp.	3,844	386,014
Teledyne Technologies, Inc. *	4,175	1,634,095
Trimble, Inc. *	22,511	1,562,939
Ubiquiti, Inc.	541	163,182
ViaSat, Inc. *	6,377	209,995
Vontier Corp.	14,524	374,719
SECURITY	NUMBER OF SHARES	VALUE ($)
Western Digital Corp. *	28,264	1,387,762
Zebra Technologies Corp., Class A *	4,717	1,687,224
		40,793,255

Telecommunication Services 0.2%
Frontier Communications Parent, Inc. *	22,080	572,093
Lumen Technologies, Inc.	92,621	1,008,642
		1,580,735

Transportation 2.0%
Alaska Air Group, Inc. *	11,175	495,388
AMERCO	810	435,035
American Airlines Group, Inc. *	58,245	798,539
Avis Budget Group, Inc. *	2,675	486,930
C.H. Robinson Worldwide, Inc.	11,314	1,252,460
Copa Holdings S.A., Class A *	2,785	187,208
Delta Air Lines, Inc. *	57,725	1,835,655
Expeditors International of Washington, Inc.	15,055	1,599,594
GXO Logistics, Inc. *	9,501	456,048
Hertz Global Holdings, Inc. *	21,007	449,970
JB Hunt Transport Services, Inc.	7,522	1,378,557
JetBlue Airways Corp. *	28,800	242,496
Kirby Corp. *	5,389	341,878
Knight-Swift Transportation Holdings, Inc.	14,329	787,378
Landstar System, Inc.	3,328	521,098
Lyft, Inc., Class A *	27,592	382,425
Old Dominion Freight Line, Inc.	9,191	2,789,560
Ryder System, Inc.	4,465	349,699
Schneider National, Inc., Class B	4,858	123,053
Southwest Airlines Co. *	53,396	2,035,455
United Airlines Holdings, Inc. *	29,413	1,080,928
XPO Logistics, Inc. *	9,201	549,668
		18,579,022

Utilities 5.7%
Alliant Energy Corp.	22,600	1,377,018
Ameren Corp.	23,210	2,161,315
American Water Works Co., Inc.	16,408	2,550,460
Atmos Energy Corp.	12,442	1,510,334
Avangrid, Inc.	6,408	312,262
Brookfield Renewable Corp., Class A	11,489	449,450
CenterPoint Energy, Inc.	56,811	1,800,341
CMS Energy Corp.	26,109	1,794,472
Consolidated Edison, Inc.	32,006	3,177,236
Constellation Energy Corp.	29,450	1,946,645
DTE Energy Co.	17,396	2,266,699
Edison International	33,908	2,297,945
Entergy Corp.	18,307	2,107,685
Essential Utilities, Inc.	20,861	1,083,520
Evergy, Inc.	20,040	1,367,930
Eversource Energy	31,077	2,741,613
FirstEnergy Corp.	48,972	2,012,749
Hawaiian Electric Industries, Inc.	9,792	414,202
IDACORP, Inc.	4,544	507,656
National Fuel Gas Co.	7,905	571,848
NiSource, Inc.	36,610	1,112,944
NRG Energy, Inc.	21,273	803,056
OGE Energy Corp.	18,005	739,645
PG&E Corp. *	139,887	1,519,173
Pinnacle West Capital Corp.	10,175	747,557
PPL Corp.	66,456	1,932,540
Public Service Enterprise Group, Inc.	44,906	2,948,977
The AES Corp.	60,168	1,336,933
UGI Corp.	18,871	814,472
Vistra Corp.	38,439	993,648

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
WEC Energy Group, Inc.	28,461	2,954,536
Xcel Energy, Inc.	49,185	3,599,358
		51,954,219
Total Common Stocks (Cost $790,139,545)		906,203,987

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell Mid-Cap ETF	12,100	859,342
Total Investment Companies (Cost $772,443)		859,342

SHORT-TERM INVESTMENTS 0.9% OF NET ASSETS

Money Market Funds 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88% (b)	4,152,123	4,152,123
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88% (b)(c)	4,076,595	4,076,595
		8,228,718
Total Short-Term Investments (Cost $8,228,718)		8,228,718
Total Investments in Securities (Cost $799,140,706)		915,292,047

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 09/16/22	19	4,777,360	265,684

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,018,178.
(b)	The rate shown is the 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2022:

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$906,203,987	$—	$—	$906,203,987
Investment Companies[1]	859,342	—	—	859,342
Short-Term Investments[1]	8,228,718	—	—	8,228,718
Futures Contracts[2]	265,684	—	—	265,684
Total	$915,557,731	$—	$—	$915,557,731

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab International Index Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.1% OF NET ASSETS

Australia 8.0%
Ampol Ltd.	136,720	3,239,102
APA Group	658,303	5,397,657
Aristocrat Leisure Ltd.	331,144	8,261,397
ASX Ltd.	106,960	6,648,073
Aurizon Holdings Ltd.	1,015,583	2,874,400
Australia & New Zealand Banking Group Ltd.	1,555,860	25,144,659
Australia & New Zealand Banking Group Ltd. - Interim Shares *(a)	103,724	1,676,311
BHP Group Ltd.	1,723,420	47,162,002
BHP Group Ltd.	1,089,520	30,127,256
BlueScope Steel Ltd.	279,532	3,283,489
Brambles Ltd.	804,995	6,479,164
Cochlear Ltd.	35,921	5,414,260
Coles Group Ltd.	741,212	9,762,012
Commonwealth Bank of Australia	947,879	67,315,903
Computershare Ltd.	302,389	5,342,303
CSL Ltd.	266,957	54,356,978
Dexus	596,704	4,009,853
Domino's Pizza Enterprises Ltd.	34,554	1,766,741
Endeavour Group Ltd.	748,673	4,171,182
Evolution Mining Ltd.	1,007,495	1,861,123
Fortescue Metals Group Ltd.	937,852	12,068,803
Goodman Group	925,806	13,549,227
IDP Education Ltd.	113,855	2,290,748
Insurance Australia Group Ltd.	1,391,539	4,378,566
James Hardie Industries plc	242,404	5,986,581
Lendlease Corp., Ltd.	373,987	2,709,400
Macquarie Group Ltd.	202,469	25,912,665
Medibank Pvt Ltd.	1,536,064	3,693,515
Mineral Resources Ltd.	96,012	3,658,450
Mirvac Group	2,220,257	3,363,658
National Australia Bank Ltd.	1,798,527	38,841,903
Newcrest Mining Ltd.	487,564	6,570,537
Northern Star Resources Ltd.	665,422	3,656,912
Orica Ltd.	224,412	2,659,782
Origin Energy Ltd.	1,000,601	4,200,887
Qantas Airways Ltd. *	530,384	1,709,083
QBE Insurance Group Ltd.	827,661	6,692,238
Ramsay Health Care Ltd.	101,069	4,992,986
REA Group Ltd.	30,124	2,657,669
Reece Ltd.	129,087	1,394,181
Rio Tinto Ltd.	204,590	14,174,925
Santos Ltd.	1,784,544	9,276,738
Scentre Group	2,900,242	5,943,299
SEEK Ltd.	189,236	3,065,081
Sonic Healthcare Ltd.	252,123	6,071,504
South32 Ltd.	2,579,043	7,029,476
Stockland	1,279,511	3,467,074
Suncorp Group Ltd.	699,610	5,525,022
Telstra Corp., Ltd.	2,291,415	6,262,458
SECURITY	NUMBER OF SHARES	VALUE ($)
The GPT Group	1,061,761	3,415,897
The Lottery Corp., Ltd. *	1,229,691	3,900,702
Transurban Group	1,698,684	17,363,418
Treasury Wine Estates Ltd.	404,877	3,490,054
Vicinity Centres	2,129,427	3,115,767
Washington H Soul Pattinson & Co., Ltd.	117,853	2,133,688
Wesfarmers Ltd.	629,720	20,633,098
Westpac Banking Corp.	1,948,750	29,510,197
WiseTech Global Ltd.	82,438	2,919,510
Woodside Energy Group Ltd.	847,050	19,126,794
Woodside Energy Group Ltd. *	196,877	4,459,476
Woolworths Group Ltd.	674,407	17,743,029
Xero Ltd. *	74,906	4,934,709
		638,843,572

Austria 0.2%
Erste Group Bank AG	190,148	4,820,760
OMV AG	83,486	3,555,662
Verbund AG	37,526	4,126,565
Voestalpine AG	63,655	1,433,296
		13,936,283

Belgium 0.9%
Ageas S.A./N.V.	88,358	3,856,411
Anheuser-Busch InBev S.A./N.V.	483,708	25,911,170
Argenx SE *	26,635	9,729,803
D'ieteren Group	14,445	2,370,801
Elia Group S.A./N.V.	18,191	2,761,607
Groupe Bruxelles Lambert S.A.	56,141	4,969,325
KBC Group N.V.	138,873	7,273,746
Proximus SADP	91,060	1,261,818
Sofina S.A.	8,344	1,954,075
Solvay S.A.	40,432	3,551,261
UCB S.A.	70,116	5,478,776
Umicore S.A.	117,578	4,258,953
Warehouses De Pauw CVA	80,383	2,732,556
		76,110,302

Denmark 2.8%
AP Moller - Maersk A/S, Class A	1,745	4,674,811
AP Moller - Maersk A/S, Class B	2,989	8,160,966
Carlsberg A/S, Class B	56,009	7,244,310
Chr. Hansen Holding A/S	58,396	3,822,182
Coloplast A/S, Class B	65,971	7,721,174
Danske Bank A/S	384,399	5,375,550
Demant A/S *	53,687	2,045,245
DSV A/S	106,898	18,012,409
Genmab A/S *	36,117	12,851,148
GN Store Nord A/S	74,479	2,593,664
Novo Nordisk A/S, Class B	935,121	108,917,052
Novozymes A/S, B Shares	113,484	7,249,388
Orsted A/S	104,903	12,212,454
Pandora A/S	52,317	3,886,719

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Rockwool A/S, Class B	4,990	1,236,517
Tryg A/S	197,574	4,504,953
Vestas Wind Systems A/S	562,115	14,774,476
		225,283,018

Finland 1.0%
Elisa Oyj	78,231	4,326,572
Fortum Oyj	250,988	2,817,162
Kesko Oyj, B Shares	155,032	3,834,432
Kone Oyj, B Shares	186,798	8,536,936
Neste Oyj	233,070	11,984,758
Nokia Oyj	3,009,718	15,676,357
Orion Oyj, B Shares	57,214	2,731,253
Sampo Oyj, A Shares	276,754	11,956,529
Stora Enso Oyj, R Shares	309,863	4,792,244
UPM-Kymmene Oyj	298,102	9,446,781
Wartsila Oyj Abp	261,929	2,301,447
		78,404,471

France 11.3%
Accor S.A. *	92,172	2,391,762
Aeroports de Paris *	17,031	2,353,204
Air Liquide S.A.	289,721	39,831,529
Airbus SE	327,783	35,342,115
Alstom S.A. (b)	172,713	4,104,644
Amundi S.A.	34,659	1,881,804
ArcelorMittal S.A.	337,630	8,330,660
Arkema S.A.	32,536	3,082,316
AXA S.A.	1,081,029	24,909,620
BioMerieux	23,030	2,492,706
BNP Paribas S.A.	615,303	29,071,399
Bollore SE	489,428	2,471,053
Bouygues S.A.	126,565	3,826,026
Bureau Veritas S.A.	164,941	4,549,173
Capgemini SE	91,040	17,364,681
Carrefour S.A.	340,504	5,802,884
Cie de Saint-Gobain	277,217	12,926,578
Cie Generale des Etablissements Michelin S.C.A.	377,870	10,574,527
Covivio	25,895	1,637,692
Credit Agricole S.A.	693,886	6,393,347
Danone S.A.	362,054	19,963,352
Dassault Aviation S.A.	13,812	1,975,428
Dassault Systemes SE	368,838	15,820,078
Edenred	138,810	7,125,187
Eiffage S.A.	45,217	4,243,117
Electricite de France S.A.	313,221	3,803,834
Engie S.A.	1,008,143	12,473,086
EssilorLuxottica S.A.	160,145	25,107,907
Eurazeo SE	25,516	1,822,544
Eurofins Scientific SE	75,252	5,866,523
Euronext N.V.	48,840	3,979,413
Gecina S.A.	25,033	2,566,648
Getlink SE	244,251	4,888,519
Hermes International	17,545	24,070,754
Ipsen S.A.	21,138	2,138,260
Kering S.A.	41,438	23,722,881
Klepierre S.A. *	123,583	2,746,020
La Francaise des Jeux SAEM	56,889	2,031,962
Legrand S.A.	147,328	12,061,540
L'Oreal S.A.	133,851	50,603,351
LVMH Moet Hennessy Louis Vuitton SE	154,227	107,088,133
Orange S.A.	1,112,915	11,372,246
Pernod-Ricard S.A.	116,262	22,839,012
Publicis Groupe S.A.	125,122	6,658,410
Remy Cointreau S.A.	12,412	2,452,080
Renault S.A. *	105,905	3,131,015
SECURITY	NUMBER OF SHARES	VALUE ($)
Safran S.A.	190,127	20,897,910
Sanofi	631,911	62,795,221
Sartorius Stedim Biotech	15,504	6,202,210
Schneider Electric SE	300,991	41,628,208
SEB S.A.	13,563	1,141,875
Societe Generale S.A.	444,624	9,962,419
Sodexo S.A.	50,052	4,066,904
STMicroelectronics N.V.	380,574	14,402,261
Teleperformance	32,514	10,872,712
Thales S.A.	59,434	7,391,189
TotalEnergies SE	1,377,229	70,345,213
UbiSoft Entertainment S.A. *	53,429	2,274,708
Unibail-Rodamco-Westfield *	64,132	3,641,719
Valeo S.A.	119,096	2,558,185
Veolia Environnement S.A.	366,565	9,168,099
Vinci S.A.	295,895	28,364,122
Vivendi SE	394,918	3,749,088
Wendel SE	15,141	1,393,572
Worldline S.A. *	132,115	5,831,308
		906,575,943

Germany 7.1%
adidas AG	96,190	16,640,050
Allianz SE	227,321	41,282,877
Aroundtown S.A.	583,460	1,871,176
BASF SE	509,036	22,685,278
Bayer AG	546,092	31,853,676
Bayerische Motoren Werke AG	182,775	14,935,153
Bechtle AG	44,092	2,039,425
Beiersdorf AG	56,306	5,806,541
Brenntag SE	85,126	5,979,684
Carl Zeiss Meditec AG, Class B	22,265	3,249,350
Commerzbank AG *	599,462	4,106,991
Continental AG	60,151	4,285,226
Covestro AG	108,575	3,661,733
Daimler Truck Holding AG *	250,340	6,840,529
Delivery Hero SE *	90,433	4,363,063
Deutsche Bank AG	1,146,993	10,032,692
Deutsche Boerse AG	105,253	18,373,521
Deutsche Lufthansa AG *	319,143	1,964,597
Deutsche Post AG	549,583	21,950,270
Deutsche Telekom AG	1,802,532	34,246,260
E.ON SE	1,241,203	11,157,298
Evonik Industries AG	120,848	2,577,650
Fresenius Medical Care AG & Co. KGaA	113,335	4,201,722
Fresenius SE & Co. KGaA	231,995	5,936,510
GEA Group AG	85,784	3,202,110
Hannover Rueck SE	33,323	4,726,768
HeidelbergCement AG	81,331	4,142,757
HelloFresh SE *	91,544	2,530,251
Henkel AG & Co. KGaA	59,352	3,742,428
Infineon Technologies AG	725,441	19,894,832
KION Group AG	42,674	1,946,473
Knorr-Bremse AG	40,883	2,435,627
LEG Immobilien SE	40,878	3,713,572
Mercedes-Benz Group AG	445,053	26,246,548
Merck KGaA	71,320	13,583,651
MTU Aero Engines AG	29,268	5,657,896
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	77,643	17,602,133
Nemetschek SE	33,443	2,238,894
Puma SE	58,657	3,960,741
QIAGEN N.V. *	126,942	6,361,923
Rational AG	2,968	2,068,830
Rheinmetall AG	24,364	4,467,799
RWE AG	354,112	14,567,440
SAP SE	579,636	54,064,219

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Scout24 SE	42,606	2,435,720
Siemens AG	425,772	47,492,296
Siemens Energy AG *	235,739	3,917,390
Siemens Healthineers AG	155,944	7,991,136
Symrise AG	74,276	8,666,940
Telefonica Deutschland Holding AG	585,979	1,557,901
Uniper SE	56,105	374,860
United Internet AG	52,224	1,375,641
Volkswagen AG	16,677	3,303,173
Vonovia SE	385,614	12,848,578
Zalando SE *	123,167	3,467,535
		570,627,334

Hong Kong 3.0%
AIA Group Ltd.	6,715,000	67,463,211
BOC Hong Kong Holdings Ltd.	2,040,590	7,381,456
Budweiser Brewing Co. APAC Ltd.	951,000	2,633,257
Chow Tai Fook Jewellery Group Ltd. *	1,154,000	2,282,332
CK Asset Holdings Ltd.	1,118,211	7,916,629
CK Hutchison Holdings Ltd.	1,480,025	9,817,415
CK Infrastructure Holdings Ltd.	349,000	2,188,500
CLP Holdings Ltd.	905,926	7,681,863
ESR Group Ltd. *	1,135,534	2,952,872
Futu Holdings Ltd. ADR, ADR *	32,880	1,367,808
Galaxy Entertainment Group Ltd.	1,200,000	7,138,887
Hang Lung Properties Ltd.	1,124,000	2,050,731
Hang Seng Bank Ltd.	427,940	6,902,935
Henderson Land Development Co., Ltd.	808,735	2,815,324
HK Electric Investments & HK Electric Investments Ltd.	1,470,104	1,329,665
HKT Trust & HKT Ltd.	2,133,000	2,988,579
Hong Kong & China Gas Co., Ltd.	6,150,696	6,495,948
Hong Kong Exchanges & Clearing Ltd.	667,765	30,644,026
Hongkong Land Holdings Ltd.	650,201	3,379,784
Jardine Matheson Holdings Ltd.	118,717	6,270,135
Link REIT	1,176,000	9,848,211
MTR Corp., Ltd.	857,091	4,538,729
New World Development Co., Ltd.	824,778	2,757,973
Power Assets Holdings Ltd.	765,438	5,011,893
Sands China Ltd. *	1,353,600	3,174,923
Sino Land Co., Ltd.	1,919,806	2,852,519
SITC International Holdings Co., Ltd.	769,000	2,618,388
Sun Hung Kai Properties Ltd.	797,104	9,515,134
Swire Pacific Ltd., A Shares	274,090	1,560,976
Swire Properties Ltd.	620,400	1,478,246
Techtronic Industries Co., Ltd.	769,500	8,538,850
WH Group Ltd.	4,659,789	3,529,030
Wharf Real Estate Investment Co., Ltd.	930,188	4,140,459
Xinyi Glass Holdings Ltd.	1,045,000	2,061,088
		243,327,776

Ireland 0.6%
CRH plc	423,754	16,261,195
Flutter Entertainment plc *	92,201	9,256,926
Kerry Group plc, Class A	88,085	9,297,470
Kingspan Group plc	84,429	5,464,927
Smurfit Kappa Group plc	139,368	5,051,727
		45,332,245

Israel 0.8%
Azrieli Group Ltd.	25,209	2,020,676
Bank Hapoalim B.M.	700,987	6,533,202
Bank Leumi Le-Israel B.M.	858,733	8,349,984
Check Point Software Technologies Ltd. *	56,707	7,065,692
CyberArk Software Ltd. *	22,219	2,891,358
SECURITY	NUMBER OF SHARES	VALUE ($)
Elbit Systems Ltd.	14,474	3,339,635
ICL Group Ltd.	402,022	3,663,392
Israel Discount Bank Ltd., A Shares	689,239	3,918,915
Kornit Digital Ltd. *	25,700	699,297
Mizrahi Tefahot Bank Ltd.	82,790	3,077,804
Nice Ltd. *	35,291	7,534,534
Teva Pharmaceutical Industries Ltd. ADR, ADR *	623,877	5,851,966
Tower Semiconductor Ltd. *	58,676	2,796,964
Wix.com Ltd. *	32,432	1,924,191
ZIM Integrated Shipping Services Ltd.	45,426	2,263,123
		61,930,733

Italy 2.2%
Amplifon S.p.A.	70,831	2,342,249
Assicurazioni Generali S.p.A.	620,726	9,279,633
Atlantia S.p.A.	277,338	6,409,458
CNH Industrial N.V.	570,429	7,348,641
Davide Campari-Milano N.V.	285,422	3,168,715
DiaSorin S.p.A.	13,422	1,866,228
Enel S.p.A.	4,505,718	22,714,515
Eni S.p.A.	1,395,013	16,768,864
EXOR N.V.	59,669	4,196,665
Ferrari N.V.	70,029	14,871,515
FinecoBank Banca Fineco S.p.A.	335,794	4,173,236
Infrastrutture Wireless Italiane S.p.A.	191,722	2,014,686
Intesa Sanpaolo S.p.A.	9,201,772	16,340,583
Mediobanca Banca di Credito Finanziario S.p.A.	344,231	2,952,369
Moncler S.p.A.	113,654	5,697,346
Nexi S.p.A. *	289,875	2,632,656
Poste Italiane S.p.A.	297,651	2,500,362
Prysmian S.p.A.	139,480	4,435,031
Recordati Industria Chimica e Farmaceutica S.p.A.	58,915	2,612,839
Snam S.p.A.	1,125,255	5,646,003
Stellantis N.V.	1,209,158	17,363,814
Telecom Italia S.p.A. *	5,333,218	1,183,224
Tenaris S.A.	266,340	3,727,171
Terna - Rete Elettrica Nazionale	777,675	5,953,727
UniCredit S.p.A.	1,170,817	11,579,013
		177,778,543

Japan 22.3%
Advantest Corp.	105,998	6,304,441
Aeon Co., Ltd.	365,500	7,371,007
AGC, Inc.	109,793	4,002,309
Aisin Corp.	82,000	2,435,284
Ajinomoto Co., Inc.	257,500	6,776,364
ANA Holdings, Inc. *	87,500	1,633,509
Asahi Group Holdings Ltd.	252,000	8,761,118
Asahi Intecc Co., Ltd.	127,400	2,356,903
Asahi Kasei Corp.	701,000	5,623,705
Astellas Pharma, Inc.	1,028,550	16,108,517
Azbil Corp.	66,300	1,995,838
Bandai Namco Holdings, Inc.	111,500	8,710,648
Bridgestone Corp.	315,657	12,312,471
Brother Industries Ltd.	132,400	2,480,042
Canon, Inc.	556,395	13,163,092
Capcom Co., Ltd.	97,000	2,696,360
Central Japan Railway Co.	79,600	9,320,911
Chubu Electric Power Co., Inc.	367,000	3,914,940
Chugai Pharmaceutical Co., Ltd.	371,500	10,436,470
Concordia Financial Group Ltd.	627,400	2,134,413
CyberAgent, Inc.	236,200	2,356,898
Dai Nippon Printing Co., Ltd.	122,548	2,704,307
Daifuku Co., Ltd.	56,630	3,611,098

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dai-ichi Life Holdings, Inc.	562,300	9,781,140
Daiichi Sankyo Co., Ltd.	969,900	25,716,610
Daikin Industries Ltd.	137,900	24,184,658
Daito Trust Construction Co., Ltd.	34,600	3,280,169
Daiwa House Industry Co., Ltd.	330,800	8,173,429
Daiwa House REIT Investment Corp.	1,191	2,866,493
Daiwa Securities Group, Inc.	769,400	3,551,723
Denso Corp.	240,900	13,176,040
Dentsu Group, Inc.	121,500	4,244,184
Disco Corp.	16,000	3,909,275
East Japan Railway Co.	166,660	8,700,812
Eisai Co., Ltd.	136,800	6,264,733
ENEOS Holdings, Inc.	1,703,100	6,588,276
FANUC Corp.	107,000	18,453,269
Fast Retailing Co., Ltd.	32,300	19,560,566
Fuji Electric Co., Ltd.	70,900	3,202,261
FUJIFILM Holdings Corp.	198,911	11,362,199
Fujitsu Ltd.	108,800	14,585,983
GLP J-REIT	2,362	3,106,394
GMO Payment Gateway, Inc.	23,400	1,944,608
Hakuhodo DY Holdings, Inc.	138,500	1,424,562
Hamamatsu Photonics K.K.	78,700	3,576,197
Hankyu Hanshin Holdings, Inc.	130,000	3,770,874
Hikari Tsushin, Inc.	10,993	1,211,299
Hirose Electric Co., Ltd.	16,664	2,394,041
Hitachi Construction Machinery Co., Ltd.	59,353	1,309,438
Hitachi Ltd.	536,015	27,137,391
Hitachi Metals Ltd. *	117,400	1,805,242
Honda Motor Co., Ltd.	906,039	23,219,222
Hoshizaki Corp.	58,800	1,754,122
Hoya Corp.	204,707	20,509,929
Hulic Co., Ltd.	208,200	1,669,783
Ibiden Co., Ltd.	61,500	1,814,960
Idemitsu Kosan Co., Ltd.	115,603	3,006,233
Iida Group Holdings Co., Ltd.	81,700	1,337,626
Inpex Corp.	579,300	6,639,805
Isuzu Motors Ltd.	325,500	3,570,280
Ito En Ltd.	30,600	1,441,912
ITOCHU Corp.	659,800	19,206,554
Itochu Techno-Solutions Corp.	51,087	1,369,116
Japan Airlines Co., Ltd. *	81,200	1,406,645
Japan Exchange Group, Inc.	279,400	4,442,664
Japan Metropolitan Fund Invest	3,872	3,155,257
Japan Post Bank Co., Ltd.	237,500	1,899,919
Japan Post Holdings Co., Ltd.	1,371,400	9,873,848
Japan Post Insurance Co., Ltd.	109,100	1,763,913
Japan Real Estate Investment Corp.	702	3,389,931
Japan Tobacco, Inc.	667,600	11,987,166
JFE Holdings, Inc.	279,100	3,146,810
JSR Corp.	99,200	2,747,636
Kajima Corp.	231,200	2,639,310
Kakaku.com, Inc.	78,300	1,533,634
Kao Corp.	261,919	11,392,008
KDDI Corp.	896,200	28,734,250
Keio Corp.	56,500	2,163,390
Keisei Electric Railway Co., Ltd.	73,556	2,016,672
Keyence Corp.	108,200	42,884,215
Kikkoman Corp.	79,777	4,730,354
Kintetsu Group Holdings Co., Ltd.	95,600	3,159,287
Kirin Holdings Co., Ltd.	456,900	7,515,251
Kobayashi Pharmaceutical Co., Ltd.	30,900	2,058,555
Kobe Bussan Co., Ltd.	81,700	2,328,871
Koei Tecmo Holdings Co., Ltd.	35,600	1,242,808
Koito Manufacturing Co., Ltd.	60,400	1,985,450
Komatsu Ltd.	513,209	11,864,556
Konami Group Corp.	52,400	3,097,124
Kose Corp.	19,700	1,758,459
Kubota Corp.	562,000	9,331,077
Kurita Water Industries Ltd.	57,147	2,317,857
SECURITY	NUMBER OF SHARES	VALUE ($)
Kyocera Corp.	178,800	9,939,289
Kyowa Kirin Co., Ltd.	151,500	3,571,647
Lasertec Corp.	41,600	5,955,874
Lixil Corp.	168,187	3,480,670
M3, Inc.	244,500	8,518,358
Makita Corp.	125,800	3,074,357
Marubeni Corp.	869,000	8,083,669
Mazda Motor Corp.	325,900	2,747,197
McDonald's Holdings Co., Japan Ltd.	47,100	1,767,919
MEIJI Holdings Co., Ltd.	62,900	3,284,009
MINEBEA MITSUMI, Inc.	202,600	3,644,394
MISUMI Group, Inc.	158,700	3,948,186
Mitsubishi Chemical Group Corp.	721,800	4,059,061
Mitsubishi Corp.	700,000	20,803,494
Mitsubishi Electric Corp.	1,072,300	11,317,297
Mitsubishi Estate Co., Ltd.	650,902	9,666,941
Mitsubishi HC Capital, Inc.	347,338	1,683,165
Mitsubishi Heavy Industries Ltd.	177,400	6,587,298
Mitsubishi UFJ Financial Group, Inc.	6,643,609	37,433,360
Mitsui & Co., Ltd.	778,100	17,166,647
Mitsui Chemicals, Inc.	103,400	2,178,042
Mitsui Fudosan Co., Ltd.	501,977	11,218,891
Mitsui O.S.K. Lines Ltd.	192,600	5,281,266
Mizuho Financial Group, Inc.	1,345,113	16,042,320
MonotaRO Co., Ltd.	138,200	2,467,607
MS&AD Insurance Group Holdings, Inc.	245,562	7,963,904
Murata Manufacturing Co., Ltd.	319,400	18,656,376
NEC Corp.	135,500	5,001,905
Nexon Co., Ltd.	277,000	6,288,482
NGK Insulators Ltd.	131,600	1,924,811
Nidec Corp.	247,400	17,192,827
Nihon M&A Center Holdings, Inc.	172,600	2,309,739
Nintendo Co., Ltd.	61,339	27,429,148
Nippon Building Fund, Inc.	863	4,577,997
Nippon Express Holdings, Inc.	43,700	2,611,311
Nippon Paint Holdings Co., Ltd.	463,700	3,544,603
Nippon Prologis REIT, Inc.	1,230	3,198,622
Nippon Sanso Holdings Corp.	103,000	1,736,856
Nippon Shinyaku Co., Ltd.	27,200	1,683,451
Nippon Steel Corp.	451,641	6,720,522
Nippon Telegraph & Telephone Corp.	662,512	18,924,866
Nippon Yusen K.K.	88,500	6,951,791
Nissan Chemical Corp.	72,966	3,730,980
Nissan Motor Co., Ltd.	1,300,896	4,947,127
Nisshin Seifun Group, Inc.	107,800	1,326,958
Nissin Foods Holdings Co., Ltd.	36,200	2,621,824
Nitori Holdings Co., Ltd.	45,200	4,782,096
Nitto Denko Corp.	79,100	5,093,665
Nomura Holdings, Inc.	1,595,600	6,088,030
Nomura Real Estate Holdings, Inc.	66,600	1,615,673
Nomura Real Estate Master Fund, Inc.	2,413	3,022,983
Nomura Research Institute Ltd.	185,700	5,579,227
NTT Data Corp.	350,700	5,307,844
Obayashi Corp.	367,500	2,702,755
Obic Co., Ltd.	38,700	6,186,955
Odakyu Electric Railway Co., Ltd.	169,600	2,432,473
Oji Holdings Corp.	432,600	1,803,576
Olympus Corp.	682,900	14,615,532
Omron Corp.	101,700	5,687,877
Ono Pharmaceutical Co., Ltd.	207,400	5,831,859
Open House Group Co., Ltd.	44,500	1,941,322
Oracle Corp. Japan	22,800	1,421,995
Oriental Land Co., Ltd.	111,700	16,959,266
ORIX Corp.	659,300	11,749,925
Osaka Gas Co., Ltd.	206,800	3,717,870
Otsuka Corp.	66,700	2,080,085
Otsuka Holdings Co., Ltd.	217,500	7,769,742
Pan Pacific International Holdings Corp.	216,900	3,377,235
Panasonic Holdings Corp.	1,218,312	10,058,549

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Persol Holdings Co., Ltd.	96,600	1,999,792
Rakuten Group, Inc.	499,220	2,474,902
Recruit Holdings Co., Ltd.	798,400	29,838,628
Renesas Electronics Corp. *	647,300	6,165,434
Resona Holdings, Inc.	1,214,385	4,719,400
Ricoh Co., Ltd.	314,000	2,525,521
Rohm Co., Ltd.	48,800	3,621,478
SBI Holdings, Inc.	131,890	2,675,709
SCSK Corp.	92,300	1,625,426
Secom Co., Ltd.	117,500	7,847,833
Seiko Epson Corp.	149,500	2,245,890
Sekisui Chemical Co., Ltd.	213,000	2,996,795
Sekisui House Ltd.	341,369	6,046,121
Seven & i Holdings Co., Ltd.	416,103	16,960,445
SG Holdings Co., Ltd.	159,028	3,034,975
Sharp Corp.	134,100	1,079,371
Shimadzu Corp.	130,600	4,646,608
Shimano, Inc.	40,400	6,748,667
Shimizu Corp.	301,200	1,707,395
Shin-Etsu Chemical Co., Ltd.	207,760	26,612,858
Shionogi & Co., Ltd.	148,300	7,606,521
Shiseido Co., Ltd.	221,600	9,115,121
SMC Corp.	31,600	15,573,626
Softbank Corp.	1,593,900	18,429,073
SoftBank Group Corp.	667,700	28,047,923
Sompo Holdings, Inc.	173,800	7,756,904
Sony Group Corp.	700,500	59,421,950
Square Enix Holdings Co., Ltd.	49,700	2,306,070
Subaru Corp.	340,300	5,921,528
SUMCO Corp.	188,900	2,643,225
Sumitomo Chemical Co., Ltd.	843,600	3,315,289
Sumitomo Corp.	626,300	8,805,748
Sumitomo Electric Industries Ltd.	390,700	4,355,831
Sumitomo Metal Mining Co., Ltd.	137,100	4,310,945
Sumitomo Mitsui Financial Group, Inc.	723,846	22,708,562
Sumitomo Mitsui Trust Holdings, Inc.	190,300	6,251,211
Sumitomo Realty & Development Co., Ltd.	171,100	4,724,595
Suntory Beverage & Food Ltd.	74,400	2,935,634
Suzuki Motor Corp.	203,800	6,680,427
Sysmex Corp.	94,000	6,581,112
T&D Holdings, Inc.	295,000	3,338,821
Taisei Corp.	107,000	3,414,028
Takeda Pharmaceutical Co., Ltd.	831,790	24,404,878
TDK Corp.	217,100	6,837,488
Terumo Corp.	355,900	12,151,704
The Chiba Bank Ltd.	291,200	1,615,244
The Kansai Electric Power Co., Inc.	384,200	3,895,299
The Shizuoka Bank Ltd.	235,700	1,426,319
TIS, Inc.	126,600	3,589,632
Tobu Railway Co., Ltd.	103,600	2,459,970
Toho Co., Ltd.	61,008	2,422,673
Tokio Marine Holdings, Inc.	348,199	20,383,541
Tokyo Electric Power Co. Holdings, Inc. *	853,490	3,358,794
Tokyo Electron Ltd.	82,700	28,464,798
Tokyo Gas Co., Ltd.	221,840	4,357,139
Tokyu Corp.	300,500	3,684,604
Toppan, Inc.	145,100	2,468,942
Toray Industries, Inc.	772,400	4,230,695
Toshiba Corp.	215,217	8,730,821
Tosoh Corp.	145,100	1,891,407
TOTO Ltd.	76,500	2,605,732
Toyota Industries Corp.	80,800	4,919,868
Toyota Motor Corp.	5,889,015	95,584,743
Toyota Tsusho Corp.	119,969	4,094,475
Trend Micro, Inc.	72,100	4,190,034
Unicharm Corp.	222,700	8,066,692
USS Co., Ltd.	120,500	2,364,513
Welcia Holdings Co., Ltd.	48,800	1,089,943
SECURITY	NUMBER OF SHARES	VALUE ($)
West Japan Railway Co.	119,732	4,397,842
Yakult Honsha Co., Ltd.	71,700	4,366,493
Yamaha Corp.	76,600	3,267,300
Yamaha Motor Co., Ltd.	158,900	3,069,492
Yamato Holdings Co., Ltd.	157,100	2,749,093
Yaskawa Electric Corp.	134,600	4,714,216
Yokogawa Electric Corp.	128,500	2,278,725
Z Holdings Corp.	1,493,400	5,278,032
ZOZO, Inc.	74,300	1,605,005
		1,788,524,100

Netherlands 4.3%
ABN AMRO Bank N.V.	236,936	2,416,248
Adyen N.V. *	12,010	21,603,250
Aegon N.V.	991,855	4,356,430
AerCap Holdings N.V. *	73,700	3,306,182
Akzo Nobel N.V.	101,070	6,802,060
ASM International N.V.	26,136	8,028,238
ASML Holding N.V.	225,762	129,758,488
Coca-Cola Europacific Partners plc	113,364	6,135,260
Heineken Holding N.V.	55,408	4,378,271
Heineken N.V.	143,515	14,148,685
IMCD N.V.	31,356	5,021,628
ING Groep N.V.	2,163,157	21,012,526
JDE Peet's N.V.	57,138	1,657,139
Just Eat Takeaway.com N.V *	95,794	1,755,833
Koninklijke Ahold Delhaize N.V.	581,033	16,000,908
Koninklijke DSM N.V.	96,466	15,448,939
Koninklijke KPN N.V.	1,848,493	6,098,161
Koninklijke Philips N.V.	493,534	10,214,302
NN Group N.V.	158,255	7,425,703
OCI N.V.	62,165	2,158,160
Prosus N.V. *	458,703	29,923,485
Randstad N.V.	66,185	3,345,187
Universal Music Group N.V.	401,664	9,092,266
Wolters Kluwer N.V.	146,539	15,914,467
		346,001,816

New Zealand 0.2%
Auckland International Airport Ltd. *	699,496	3,284,619
Fisher & Paykel Healthcare Corp., Ltd.	319,547	4,273,182
Mercury NZ Ltd.	378,958	1,449,483
Meridian Energy Ltd.	721,206	2,263,321
Spark New Zealand Ltd.	1,058,441	3,403,496
		14,674,101

Norway 0.8%
Adevinta A.S.A. *	153,144	1,164,562
Aker BP A.S.A.	176,469	6,131,654
DNB Bank A.S.A.	513,649	10,132,121
Equinor A.S.A.	541,817	20,862,058
Gjensidige Forsikring A.S.A.	108,119	2,261,390
Kongsberg Gruppen A.S.A.	52,798	1,945,539
Mowi A.S.A.	226,131	5,217,993
Norsk Hydro A.S.A.	739,772	5,012,126
Orkla A.S.A.	417,527	3,604,206
Salmar A.S.A.	31,949	2,288,466
Telenor A.S.A.	394,479	4,790,611
Yara International A.S.A.	91,110	3,882,866
		67,293,592

Portugal 0.2%
EDP - Energias de Portugal S.A.	1,522,544	7,702,402
EDP Renovaveis S.A.	162,531	4,227,314

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Galp Energia, SGPS, S.A.	282,785	2,984,959
Jeronimo Martins, SGPS, S.A.	157,975	3,656,639
		18,571,314

Singapore 1.5%
Ascendas Real Estate Investment Trust	1,863,995	4,012,172
CapitaLand Integrated Commercial Trust	2,875,410	4,542,342
Capitaland Investment Ltd.	1,469,049	4,179,926
City Developments Ltd.	235,200	1,321,408
DBS Group Holdings Ltd.	1,004,793	22,927,715
Genting Singapore Ltd.	3,274,000	1,912,140
Grab Holdings Ltd., Class A *	623,579	1,839,558
Keppel Corp., Ltd.	812,700	4,060,398
Mapletree Commercial Trust	1,281,700	1,765,506
Mapletree Logistics Trust	1,829,628	2,335,141
Oversea-Chinese Banking Corp., Ltd.	1,867,901	15,829,896
Sea Ltd. ADR, ADR *	198,730	15,167,073
Singapore Airlines Ltd. *	769,750	3,045,246
Singapore Exchange Ltd.	485,100	3,477,484
Singapore Technologies Engineering Ltd.	898,049	2,618,495
Singapore Telecommunications Ltd.	4,569,637	8,641,516
United Overseas Bank Ltd.	653,433	13,036,860
UOL Group Ltd.	235,272	1,271,146
Venture Corp., Ltd.	158,500	2,019,325
Wilmar International Ltd.	1,068,234	3,112,734
		117,116,081

Spain 2.3%
Acciona S.A.	13,784	2,836,340
ACS, Actividades de Construccion y Servicios S.A.	131,049	3,150,111
Aena SME S.A. *	41,796	5,286,761
Amadeus IT Group S.A. *	250,197	14,589,037
Banco Bilbao Vizcaya Argentaria S.A.	3,679,543	16,674,472
Banco Santander S.A.	9,653,980	24,153,006
CaixaBank S.A.	2,454,781	7,371,054
Cellnex Telecom S.A.	301,219	13,473,250
Enagas S.A.	138,842	2,740,555
Endesa S.A.	175,508	3,216,960
Ferrovial S.A.	269,103	7,206,073
Grifols S.A. *	160,445	2,341,153
Iberdrola S.A.	3,306,540	35,308,799
Industria de Diseno Textil S.A.	607,912	14,764,331
Naturgy Energy Group S.A. (b)	78,377	2,298,961
Red Electrica Corp. S.A.	225,900	4,441,281
Repsol S.A.	802,326	9,995,581
Siemens Gamesa Renewable Energy S.A. *	139,308	2,563,164
Telefonica S.A.	2,967,131	13,244,356
		185,655,245

Sweden 3.6%
Alfa Laval AB	161,276	4,822,444
Assa Abloy AB, B Shares	553,534	13,077,806
Atlas Copco AB, A Shares	1,486,217	17,372,925
Atlas Copco AB, B Shares	881,468	9,156,415
Boliden AB	152,662	5,101,791
Electrolux AB, B Shares	125,068	1,803,958
Embracer Group AB *(b)	345,994	2,636,655
Epiroc AB, A Shares	365,915	6,469,994
Epiroc AB, B Shares	219,810	3,491,370
EQT AB	166,042	4,506,927
Essity AB, B Shares	338,619	8,619,572
Evolution AB	102,435	9,939,348
Fastighets AB Balder, B Shares *	366,306	2,339,990
Getinge AB, B Shares	128,392	2,897,283
SECURITY	NUMBER OF SHARES	VALUE ($)
H & M Hennes & Mauritz AB, B Shares	406,919	5,206,341
Hexagon AB, B Shares	1,074,940	12,656,926
Holmen AB, B Shares	51,070	2,098,565
Husqvarna AB, B Shares	233,228	1,858,765
Industrivarden AB, A Shares	70,734	1,845,594
Industrivarden AB, C Shares	84,874	2,189,770
Indutrade AB	148,335	3,486,400
Investment AB Latour, B Shares	80,494	2,002,797
Investor AB, A Shares	279,205	5,740,531
Investor AB, B Shares	1,006,469	18,782,442
Kinnevik AB, B Shares *	139,936	2,520,509
L E Lundbergfortagen AB, B Shares	43,849	2,081,051
Lifco AB, B Shares	126,273	2,458,030
Nibe Industrier AB, B Shares	840,749	8,469,794
Nordea Bank Abp	1,839,917	18,141,518
Sagax AB, Class B	103,512	2,667,721
Sandvik AB	588,410	10,842,148
Securitas AB, B Shares (b)	168,528	1,704,209
Sinch AB *(b)	306,869	778,030
Skandinaviska Enskilda Banken AB, A Shares	903,039	9,783,007
Skanska AB, B Shares	188,369	3,213,566
SKF AB, B Shares	211,068	3,552,156
Svenska Cellulosa AB, S.C.A., B Shares	332,472	4,860,600
Svenska Handelsbanken AB, A Shares	808,909	7,273,638
Swedbank AB, A Shares	504,598	6,988,760
Swedish Match AB	881,429	9,227,257
Swedish Orphan Biovitrum AB *	98,520	2,163,596
Tele2 AB, B Shares	322,626	3,685,561
Telefonaktiebolaget LM Ericsson, B Shares	1,625,719	12,365,614
Telia Co. AB	1,476,497	5,454,692
Volvo AB, A Shares	113,553	2,115,893
Volvo AB, B Shares	839,797	15,077,734
Volvo Car AB, Class B *(b)	342,617	2,551,050
		286,080,743

Switzerland 10.4%
ABB Ltd.	915,909	27,843,267
Adecco Group AG	88,180	3,106,317
Alcon, Inc.	277,157	21,813,387
Bachem Holding AG, Class B	18,296	1,233,763
Baloise Holding AG	25,430	4,051,738
Barry Callebaut AG	2,003	4,437,971
Chocoladefabriken Lindt & Spruengli AG	60	6,919,326
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	590	6,524,610
Cie Financiere Richemont S.A., Class A	289,157	34,865,828
Clariant AG *	115,551	2,164,911
Credit Suisse Group AG	1,461,532	8,501,097
EMS-Chemie Holding AG	3,806	3,022,286
Geberit AG	19,756	10,405,024
Givaudan S.A.	5,126	17,918,224
Holcim AG *	307,548	14,420,509
Julius Baer Group Ltd.	121,614	6,288,665
Kuehne & Nagel International AG	30,179	8,127,848
Logitech International S.A.	96,326	5,419,509
Lonza Group AG	41,393	25,156,650
Nestle S.A.	1,563,349	191,552,888
Novartis AG	1,217,537	104,622,504
Partners Group Holding AG	12,551	13,702,503
Roche Holding AG	390,158	129,534,218
Roche Holding AG, Bearer Shares	14,842	6,050,558
Schindler Holding AG	13,023	2,472,895
Schindler Holding AG, Participation Certificates	22,468	4,391,569
SGS S.A.	3,513	8,573,362
Sika AG	80,559	19,905,118

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sonova Holding AG	29,680	10,690,195
Straumann Holding AG	61,619	8,334,000
Swiss Life Holding AG	17,402	9,218,470
Swiss Prime Site AG	42,670	3,885,683
Swiss Re AG	168,310	12,629,444
Swisscom AG	14,512	7,845,729
Temenos AG	35,908	2,850,108
The Swatch Group AG	31,413	1,568,724
The Swatch Group AG, Bearer Shares	15,718	4,184,396
UBS Group AG	1,954,138	31,931,245
VAT Group AG	14,797	4,308,463
Vifor Pharma AG	26,023	4,546,541
Zurich Insurance Group AG	83,622	36,503,372
		831,522,915

United Kingdom 15.6%
3i Group plc	541,837	8,418,927
abrdn plc	1,264,120	2,562,905
Admiral Group plc	98,381	2,299,319
Anglo American plc	703,138	25,414,817
Antofagasta plc	212,165	3,018,828
Ashtead Group plc	246,701	13,886,727
Associated British Foods plc	202,132	4,128,620
AstraZeneca plc	860,392	113,177,003
Auto Trader Group plc	527,134	4,063,947
AVEVA Group plc	70,099	2,027,999
Aviva plc	1,570,396	7,605,151
BAE Systems plc	1,746,820	16,417,904
Barclays plc	9,310,370	17,834,597
Barratt Developments plc	572,423	3,509,923
Berkeley Group Holdings plc *	62,263	3,226,684
BP plc	10,814,565	52,929,289
British American Tobacco plc	1,208,702	47,361,334
BT Group plc	3,852,923	7,606,913
Bunzl plc	185,723	6,970,305
Burberry Group plc	226,640	4,982,354
Coca-Cola HBC AG *	113,331	2,789,258
Compass Group plc	988,133	23,158,314
Croda International plc	78,379	7,167,759
DCC plc	54,559	3,562,119
Diageo plc	1,286,659	60,951,425
Entain plc *	327,150	4,814,029
Experian plc	512,369	17,939,193
Ferguson plc	121,686	15,307,939
Glencore plc *	5,498,081	31,161,468
GSK plc	2,249,562	47,263,758
Haleon plc *	2,802,114	9,957,424
Halma plc	213,147	6,002,833
Hargreaves Lansdown plc	194,432	2,012,909
Hikma Pharmaceuticals plc	97,000	2,050,289
HSBC Holdings plc	11,247,989	70,456,918
Imperial Brands plc	498,147	10,937,480
Informa plc *	832,912	6,057,472
InterContinental Hotels Group plc	100,830	5,976,707
Intertek Group plc	89,210	4,767,846
J Sainsbury plc	1,003,839	2,707,926
J.D. Sports Fashion plc	1,410,707	2,240,713
Johnson Matthey plc	100,739	2,633,769
Kingfisher plc	1,151,038	3,641,736
Land Securities Group plc	396,394	3,542,188
Legal & General Group plc	3,289,889	10,506,316
Lloyds Banking Group plc	39,395,101	21,811,416
London Stock Exchange Group plc	182,624	17,822,765
M&G plc	1,427,352	3,720,681
Melrose Industries plc	2,419,993	4,763,657
Mondi plc	272,402	5,169,431
National Grid plc	2,029,415	27,944,220
Natwest Group plc	3,114,812	9,460,482
SECURITY	NUMBER OF SHARES	VALUE ($)
Next plc	74,106	6,169,457
NMC Health plc *(a)	48,950	0
Ocado Group plc *	317,898	3,268,072
Pearson plc	386,921	3,581,051
Persimmon plc	180,173	4,155,908
Phoenix Group Holdings plc	403,020	3,175,241
Prudential plc	1,526,691	18,830,796
Reckitt Benckiser Group plc	397,592	32,250,569
RELX plc	1,076,871	31,885,548
Rentokil Initial plc	1,023,533	6,758,346
Rio Tinto plc	622,409	37,574,506
Rolls-Royce Holdings plc *	4,629,426	5,059,680
Schroders plc	67,641	2,453,454
Segro plc	672,452	8,996,049
Severn Trent plc	141,123	5,073,629
Shell plc	4,224,985	112,707,020
Smith & Nephew plc	487,332	6,248,159
Smiths Group plc	212,844	4,016,833
Spirax-Sarco Engineering plc	40,977	5,978,910
SSE plc (b)	593,676	12,822,447
St. James's Place plc	302,176	4,539,006
Standard Chartered plc	1,452,194	10,009,521
Taylor Wimpey plc	1,953,494	3,040,572
Tesco plc	4,253,066	13,640,159
The British Land Co., plc	473,989	2,849,971
The Sage Group plc	555,623	4,788,422
Unilever plc	1,421,981	69,254,580
United Utilities Group plc	380,637	5,057,347
Vodafone Group plc	14,911,645	21,974,653
Whitbread plc	112,989	3,596,420
WPP plc	624,866	6,743,794
		1,252,244,106
Total Common Stocks (Cost $6,838,043,247)		7,945,834,233

PREFERRED STOCKS 0.5% OF NET ASSETS

Germany 0.5%
Bayerische Motoren Werke AG	33,769	2,563,915
Henkel AG & Co. KGaA	97,918	6,255,325
Porsche Automobil Holding SE	85,579	6,194,354
Sartorius AG	13,703	6,129,341
Volkswagen AG	102,966	14,558,346
		35,701,281
Total Preferred Stocks (Cost $36,069,105)		35,701,281

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88% (c)(d)	26,131,606	26,131,606
Total Short-Term Investments (Cost $26,131,606)		26,131,606
Total Investments in Securities (Cost $6,900,243,958)		8,007,667,120

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/16/22	349	34,064,145	1,708,153

*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $25,373,725.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2022:

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$4,454,847,234	$—	$4,454,847,234
Australia	8,360,178	628,807,083	1,676,311	638,843,572
Hong Kong	2,697,473	240,630,303	—	243,327,776
Israel	20,695,627	41,235,106	—	61,930,733
Netherlands	9,441,442	336,560,374	—	346,001,816
Singapore	17,006,631	100,109,450	—	117,116,081
Switzerland	4,546,541	826,976,374	—	831,522,915
United Kingdom	9,957,424	1,242,286,682	0*	1,252,244,106
Preferred Stocks[1]	—	35,701,281	—	35,701,281
Short-Term Investments[1]	26,131,606	—	—	26,131,606
Futures Contracts[2]	1,708,153	—	—	1,708,153
Total	$100,545,075	$7,907,153,887	$1,676,311	$8,009,375,273

*	Level 3 amount shown includes securities determined to have no value at July 31, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab Equity Index Funds
Notes to Portfolio Holdings (Unaudited) (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87637JUL22